As filed with the Securities and Exchange	Registration No. 033-75996*
Commission on April 10, 2020	Registration No. 811-02512

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 54

to

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account B

(Exact Name of Registrant)

Voya Retirement Insurance and Annuity Company

(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774

(Address of Depositor’s Principal Executive Offices) (Zip Code)

(860) 580-1631

(Depositor’s Telephone Number, including Area Code)

Peter M. Scavongelli

Assistant Vice President and Senior Counsel

Voya Retirement Insurance and Annuity Company

One Orange Way, C2S, Windsor, Connecticut 06095-4774

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2020 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:  Group Deferred Fixed and Variable Annuity Contracts

*      Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements:  033-88722, 002-52448; and the individual deferred compensation contracts covered by Registration Statement No. 033-76000.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY Variable Annuity Account B GROUP VARIABLE ANNUITY CONTRACTS FOR EMPLOYER-SPONSORED DEFERRED COMPENSATION PLANS CONTRACT PROSPECTUS – MAY 1, 2020

The Contracts. The contracts described in this prospectus are group deferred fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us” and “our”). They are intended to be used as funding vehicles for certain types of retirement plans, including those that qualify for beneficial tax treatment, and/or to provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (“Tax Code”). The contracts were formerly sold as both group contracts and employer-owned individual contracts. The term “contract” used in this prospectus refers to the group deferred fixed or variable annuity contract offered by your plan sponsor as a funding vehicle for your retirement plan.

Why Reading This Prospectus is Important. Before you participate in the contract through a retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder (generally, the sponsor of your retirement plan), or you, if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans or in some states.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account B (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (“funds”) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. Information about the risks of investing in the funds is located in the “INVESTMENT OPTIONS” section on page 11 and in each fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

Fixed Interest Options. We describe the fixed interest options (the Guaranteed Accumulation Account (“GAA”), the Fixed Plus Account, the Fixed Account, the Fixed Account 2 and the Fixed Plus Account II A) in appendices to this prospectus. There is also a separate prospectus for the GAA. Not all fixed interest options may be available for current or future investment.

Compensation. We pay compensation to broker/dealers whose registered representatives sell the contracts. See “CONTRACT DISTRIBUTION” for further information about the amount and types of compensation we may pay.

Getting Additional Information. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2020, Statement of Additional Information (“SAI”) in association with this prospectus free of charge by indicating your request on your enrollment materials, by calling the Company at 1-800-584-6001 or by writing to us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds or the GAA prospectus by calling that number. The contract prospectus, the GAA prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75996. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-230711. The SAI table of contents is listed on page 45 of this prospectus. The SAI is incorporated into this prospectus by reference.

Internet Availability of Fund Shareholder Reports. Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the funds available under your contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If available, you may elect to receive shareholder reports and other communications from the Company electronically by contacting Customer Service.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-283-3427. Your election to receive reports in paper will apply to all funds available under your contract.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different than that contained in this prospectus.

The contracts described in this prospectus are not deposits with, obligations of or guaranteed or endorsed by any bank, nor are they insured by the Federal Deposit Insurance Corporation (“FDIC”). The contracts are subject to investment risk, including the possible loss of the principal amount invested.

CONTRACT PROSPECTUS – MAY 1, 2020 (CONTINUED)

The Funds*

American Funds Insurance Series® – Growth Fund (Class 2)

American Funds Insurance Series® – Growth - Income Fund (Class 2)

American Funds Insurance Series® – International Fund (Class 2)

Calvert VP SRI Balanced Portfolio (Class I)

Federated Hermes Fund for U.S. Government Securities II1

Federated Hermes High Income Bond Fund II (Primary Shares)[1]

Fidelity® VIP ContrafundSM Portfolio (Initial Class)

Fidelity® VIP Equity-Income PortfolioSM (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund
(Class 2)

Invesco Oppenheimer V.I. Main Street Small Cap Fund® (Series I)

Invesco V.I. American Franchise Fund
(Series I)

Invesco V.I. Core Equity Fund (Series I)

Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio (Class VC)

PIMCO International Bond Portfolio (Unhedged) (Administrative Class)

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio (Class I)

Voya Balanced Portfolio (Class I)

Voya Emerging Markets Index Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global High Dividend Low Volatility Portfolio (Class I)[2], [3]

Voya Global Perspectives® Portfolio (Class I)[4]

Voya Government Money Market Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya High Yield Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International High Dividend Low Volatility Portfolio (Class I)[2]

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio (Class I)

Voya RussellTM Large Cap Index Portfolio (Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class I)

Voya RussellTM Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class I)

Voya RussellTM Small Cap Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio
(Class I)

Voya Solution 2025 Portfolio (Class S)[4]

Voya Solution 2035 Portfolio (Class S)[4]

Voya Solution 2045 Portfolio (Class S)[4]

Voya Solution 2055 Portfolio (Class S)[4]

Voya Solution 2065 Portfolio (Class S)4, [5]

Voya Solution Income Portfolio (Class S)[4]

Voya Strategic Allocation Conservative
Portfolio (Class I)[4]

Voya Strategic Allocation Growth Portfolio (Class I)[4]

Voya Strategic Allocation Moderate Portfolio (Class I)[4]

Voya U.S. Bond Index Portfolio (Class I)

Voya U.S. Stock Index Portfolio (Class I)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Clarion Real Estate Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Columbia Small Cap Value II Portfolio
(Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity
Portfolio (Class S)

VY® JPMorgan Mid Cap Value Portfolio
(Class S)[6]

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Invesco Oppenheimer Global Portfolio (Class I)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® T. Rowe Price International Stock Portfolio (Class S)

Wanger International

Wanger Select

Wanger USA

PRO.75996-20                                                                     2

*   See “APPENDIX V – FUND DESCRIPTIONS” for further information about the Funds.

1   Effective April 28, 2020, the Federated Fund for U.S. Government Services Securities II and the Federated High Income Bond Fund II changed their names to the Federated Hermes Fund for U.S. Government Securities II and the Federated Hermes High Income Bond Fund II, respectively.

2   This fund employs a managed volatility strategy. See “Funds Available Through the Separate Account” for additional information.

3   Prior to May 1, 2020, this fund was known as the Voya Global Equity Portfolio.

4   This fund is structured as a fund of funds that invests directly in shares of underlying funds. See “FEES – Fund Fees and Expenses” for additional information.

5   This fund will be available for investment on August 7, 2020.

6   This fund is only available to plans offering the fund as of the close of business on February 7, 2014.

CONTRACT OVERVIEW:	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Who’s Who
The Contract and Your Retirement Plan
Contract Rights
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

FEE TABLE	6
CONDENSED FINANCIAL INFORMATION	8
THE COMPANY	8
CONTRACT PURCHASE AND PARTICIPATION	9
CONTRACT OWNERSHIP AND RIGHTS	10
RIGHT TO CANCEL	11
INVESTMENT OPTIONS	11
FEES	15
YOUR ACCOUNT VALUE	21
TRANSFERS	22
WITHDRAWALS	25
SYSTEMATIC DISTRIBUTION OPTIONS	26
DEATH BENEFIT	27
INCOME PHASE	29
FEDERAL TAX CONSIDERATIONS	32
CONTRACT DISTRIBUTION	41
OTHER TOPICS	43
THE STATEMENT OF ADDITIONAL INFORMATION	46
APPENDIX I - GUARANTEED ACCUMULATION ACCOUNT	47
APPENDIX II – THE FIXED ACCOUNTS	49
APPENDIX III - FIXED PLUS ACCOUNT	51
APPENDIX IV – FIXED PLUS ACCOUNT II A	51
APPENDIX V - FUND DESCRIPTIONS	55
APPENDIX VI - CONDENSED FINANCIAL INFORMATION	67

PRO.75996-20                                                                     3

CONTRACT OVERVIEW

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions:  Contacting the Company.

Contact your local representative or write or call the Company at:

Customer Service

Defined Contribution

Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-584-6001

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in “good order.” By contacting us we can provide you with the appropriate administrative requirements for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Who’s Who

You (the “participant”):  The individual participating in a retirement plan, where the plan uses the contract as a funding option.

Plan Sponsor:  The sponsor of your retirement plan. Generally, your employer.

Contract Holder:  The person to whom or entity to which we issue the contract. Generally, the plan sponsor. We may also refer to the contract holder as the contract owner.

We, Us or Our (the “Company”):  Voya Retirement Insurance and Annuity Company. We issue the contract.

For greater detail, please review “CONTRACT OWNERSHIP AND RIGHTS” and “CONTRACT PURCHASE AND PARTICIPATION.”

The Contract and Your Retirement Plan

Retirement Plan (“plan”). A plan sponsor has established a retirement plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan, so the terms and the conditions of the contract and the plan may differ.

Plan Type. We refer to plans in this prospectus as 457 plans or non-Section 457 plans. For a description of each, see “FEDERAL TAX CONSIDERATIONS.”

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation arrangement (such as 457 plans or non-section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity. See “CONTRACT PURCHASE AND PARTICIPATION.”

Contract Rights

The contract holder holds all rights under the contract, but may permit you to exercise those rights through the plan. For example, the contract may permit the contract holder to select investment options for your account dollars. The plan may permit you to exercise that right. For greater detail, see “CONTRACT OWNERSHIP AND RIGHTS.”

PRO.75996-20                                                                     4

Contract Facts

Free Look/Right to Cancel. Contract holders may cancel the contract no later than ten days after they receive the contract (or a longer period if required by state law). See “RIGHT TO CANCEL.”

Death Benefit. A beneficiary may receive a benefit in the event of your death during both the accumulation and income phases (described in “Contract Phases,” below). The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “DEATH BENEFIT” and “INCOME PHASE.”

Withdrawals. During the accumulation phase, the contract holder may, on your behalf and subject to the limits in the contract, withdraw all or a part of your account value. Certain fees and taxes may apply. See “WITHDRAWALS” and “FEDERAL TAX CONSIDERATIONS.”

Systematic Distribution Options. If available under your contract, the contract holder may elect on your behalf for you to receive regular payments from your account, while retaining the account in the accumulation phase. See “SYSTEMATIC DISTRIBUTION OPTIONS.”

Fees. Certain fees are deducted from your account value. See “FEE TABLE” and “FEES.”

Taxation. You will not generally pay taxes on any earnings from the contract described in this prospectus until they are withdrawn (or otherwise made available to you or a beneficiary). Amounts you receive as a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See “FEDERAL TAX CONSIDERATIONS.”

Contract Phases

Accumulation Phase (accumulating retirement benefits)

Step 1. You, or the contract holder, provide the Company with your completed enrollment materials. The contract holder directs us to set up an account for you.

Step 2. The contract holder, or you if permitted by your plan, directs us to invest your account dollars in one or more of the following investment options:

•     Fixed Interest Options; or

•     Variable Investment Options. (The variable investment options are the subaccounts of Variable Annuity Account B. Each one invests in a specific mutual fund.)

Step 3. If applicable, the subaccount(s) selected purchases shares of its underlying fund.

Payments to Your Account
Step 1 ¯
Voya Retirement Insurance and Annuity Company
¯	Step 2	¯
Fixed Interest Options	Variable Annuity Account B Variable Investment Options
The Subaccounts
	A	B	Etc.
¯ Step 3 ¯
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

The contract offers several payment options. See “INCOME PHASE.” In general, you may:

•     Receive income phase payments over a lifetime or for a specified period;

•     Receive income phase payments monthly, quarterly, semi-annually or annually;

•     Select an option that provides a death benefit to beneficiaries; and

•     Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

PRO.75996-20                                                                     5

FEE TABLE

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning and withdrawing account value from your contract. See “INCOME PHASE” for fees that may apply after you begin receiving payments under the contract.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Early Withdrawal Charge[7]

(as a percentage of amount withdrawn)                                  5.00%

Maximum Periodic Fees and Charges

The next table describes the fees and expenses that you may pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee

Installment Purchase Payment Accounts                                $20.00[8]

Single Purchase Payment Accounts                                          $0.00

Separate Account Annual Expenses

(as a percentage of average account value)

Maximum Mortality and Expense Risk Charge                     1.25%[8]

Maximum Administrative Expense Charge                            0.25%[9]

Maximum Total Separate Account Expenses                         1.50%

In this Section:

•     Maximum Transaction Expenses;

•     Maximum Periodic Fees and Charges;

•     Fund Fees and Expenses; and

•     Examples.

See the “FEES” Section for:

•     Early Withdrawal Charge Schedules;

•     How, When and Why Fees are Deducted;

•     Reduction, Waiver and/or Elimination of Certain Fees;

•     Fund Redemption Fees; and

•     Premium and Other Taxes.

PRO.75996-20                                                                     6

*   State premium taxes may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

7   This is a deferred sales charge. The percentage will be determined by the applicable early withdrawal charge schedule in the “FEES” section. In certain cases this charge may not apply to a portion or all of your withdrawal. The early withdrawal charge reduces over time. These fees may be waived, reduced or eliminated in certain circumstances. See “FEES.”

8   These charges may be waived, reduced or eliminated in certain circumstances. See “FEES.”

9   We only impose this charge under some contracts. See “FEES.”

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. Expenses of the funds may be higher or lower in the future. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees and other expenses)	0.27%	1.62%

See “FEES – Fund Fees and Expenses” for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, contract fees including the annual maintenance fee of $20 (converted to a percentage of assets equal to 0.0003%), separate account annual expenses and fund fees and expenses.

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:*				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$827	$1,500	$2,198	$3,458	$318	$972	$1,650	$3,458

Fund Fees and Expenses Examples. The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fund fees and expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example (A) If you withdraw your entire account value at the end of the applicable time period:*				Example (B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period:**
1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
$699	$1,116	$1,560	$2,116	$183	$566	$975	$2,116

PRO.75996-20                                                                     7

*   This example reflects deduction of an early withdrawal charge calculated using the schedule applicable to Installment Purchase Payment Accounts. The Installment Purchase Payment Accounts schedule is listed in “Fees.” Under that schedule, if only one $10,000 payment was made as described above, fewer than five purchase payment periods would have been completed at the end of years one, three and five, and the 5% charge would apply. At the end of the tenth account year, the early withdrawal charge is waived regardless of the number of purchase payment periods completed and no early withdrawal charge would apply.

**  This example does not apply if during the income phase a nonlifetime payment option is elected with variable payments and a lump-sum withdrawal is requested within three years after payments start. In this case, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge as shown in Example A.

CONDENSED FINANCIAL INFORMATION

Understanding Condensed Financial Information. In APPENDIX VI we provide condensed financial information about the Variable Annuity Account B subaccounts available under the contracts. The tables show the value of the subaccounts over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability or the date purchase payments were first received (as noted in the tables).

Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account B and the consolidated financial statements and the related notes to consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

THE COMPANY

Voya Retirement Insurance and Annuity Company (the “Company,” we,” “us” and “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

We are engaged in the business of issuing insurance and annuities and providing financial services in the United States. We are authorized to conduct business in all states, the District of Columbia, Guam, Puerto Rico and the Virgin Islands. Our principal executive offices are located at:

One Orange Way

Windsor, CT 06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”). For example, U.S federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code. See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

PRO.75996-20                                                                     8

CONTRACT PURCHASE AND PARTICIPATION

Contracts Available for Purchase. The contracts are designed for deferred compensation plans sponsored by an employer for its employees and/or independent contractors. The plans may be sponsored by:

•     Non-governmental tax-exempt organizations for deferrals that are subject to Tax Code Section 457 (“457 plans”);

•     Tax-exempt organizations for deferrals not subject to Tax Code section 457 (“non Section 457 plans”); or

•     Taxable organizations (“non Section 457 plans”).

When considering whether to purchase or participate in the contract, you should consult with a qualified financial representative about your financial goals, investment time horizon and risk tolerance.

Use of an Annuity Contract in Your Plan. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of tax-favored deferred compensation arrangements (such as 457 plans or non-Section 457 plans), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the arrangement itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Purchasing the Contract. The contract holder submits the required forms and application to us. If the forms are accepted, we will issue a contract to the contract holder.

Participating in the Contract. To participate in the contract, complete an enrollment form and submit it to us. If your enrollment is accepted, we establish an account for you under the contract. The contract holder must determine your eligibility to participate in its plan. We are not responsible for such determination.

Acceptance or Rejection. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, the purchase payments remain in a non-interest bearing bank account until processed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

Methods of Purchase Payment. The following purchase payment methods are available:

•     Continuous payments over time into an installment purchase payment account. Payments to an installment purchase payment account must be at least $100 per month ($1,200 annually). No payment may be less than $25; and

•     Lump-sum transfer from a previous plan into a single purchase payment account, in accordance with our procedures in effect at the time of purchase.

If you participate in a 457(b) plan, the Tax Code places limits on how much of your compensation may be deferred annually. See “FEDERAL TAX CONSIDERATIONS” for further information.

Allocation of Purchase Payments. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time.

Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected at any one time. See “INVESTMENT OPTIONS” and “TRANSFERS.”

PRO.75996-20                                                                     9

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES,” “APPENDIX III” and “APPENDIX IV.”

Tax Code Restrictions. The Tax Code places some limitations on contributions to your account. See “FEDERAL TAX CONSIDERATIONS.”

Factors to Consider in the Purchase Decision. The decision to purchase or participate in the contract should be discussed with a qualified financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur when, together with a qualified financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•     Long-Term Investment - The contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½ (or otherwise able to withdraw amounts from your plan);

•     Investment Risk - The value of investment options available under the contract may fluctuate with the markets and interest rates. You should not participate in the contract in order to invest in these options if you cannot risk getting back less money than you put in;

•     Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•     Exchanges - Replacing an existing insurance contract with the contract may not be beneficial to you. If the contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under the contract. Also, be sure to talk to a financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Other Products – We and our affiliates offer various other products with different features and terms than these contracts, which may offer some or all of the same funds. These products have different benefits, fees and charges and may offer different share classes of the funds offered in the contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are other options available, and if you are interested in learning more about these other products, contact your local representative. These other options may not be available under your plan.

CONTRACT OWNERSHIP AND RIGHTS

Who Owns the Contract? The contract holder. This is the person to whom or entity to which we issue the contract.

Who Owns Money Accumulated under the Contract? All dollars accumulated under the contracts, including contributions attributable to deferred compensation, are part of your employer’s general assets and subject to the claims of its general creditors. The plan exclusively governs what benefits are available to you and those benefits are provided from your employer’s general assets.

What Rights Do I Have under the Contract? The contract holder, usually your employer, holds all rights under the contract. The contract holder’s plan, which you participate in, may permit you to exercise some of those rights.

PRO.75996-20                                                                     10

RIGHT TO CANCEL

When and How to Cancel. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within ten days (or a longer period if required by state law) after the contract holder’s receipt of the contract.

Refunds to Contract Holders. We will produce a refund to the contract holder no later than seven calendar days after we receive the contract and the written notice of cancellation at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The refund will equal amounts contributed to the contract plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges deducted during the period you held the contract will not be returned. We will neither deduct an early withdrawal charge nor apply a market value adjustment to any amounts you contributed to the Guaranteed Accumulation Account. In certain states we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

INVESTMENT OPTIONS

The contract offers variable investment options and fixed interest options. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account B. Each subaccount invests directly in shares of an underlying mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account B

We established Variable Annuity Account B (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas law of Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses, whether or not realized, of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contract that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into subaccounts. Each subaccount invests directly in shares of an underlying mutual fund. The funds available through the subaccounts of the separate account are listed in the front of this prospectus. We also provide brief descriptions of each fund in APPENDIX V. Please refer to the fund prospectuses for additional information and read them carefully. Fund prospectuses may be obtained free of charge at the address and telephone number referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

PRO.75996-20                                                                     11

Funds With Managed Volatility Strategies. As described in more detail in the fund prospectuses, certain funds employ a managed volatility strategy that is intended to reduce the fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guarantees under the contract. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case if you had been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. In addition, the cost of these hedging strategies may have a negative impact on performance. On the other hand, investing in funds with a managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in funds with a managed volatility strategy. There is no guarantee that a managed volatility strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Funds that employ a managed volatility strategy are identified in the list of available funds in the beginning of this prospectus.

Mixed and Shared Funding. The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•     Mixed funding – bought for annuities and life insurance; and

•     Shared funding – bought by more than one company.

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account B from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Selection of Underlying Funds. The underlying funds available through the contract described in this prospectus are determined by the Company but ultimately selected by the Plan Sponsor. When determining which underlying funds to make available we may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of an underlying fund with our hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the underlying fund or its service providers (e.g., the investment adviser or subadvisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the fund can provide marketing and distribution support for sales of the contracts. (For additional information on these arrangements, please refer to the section of this prospectus entitled “Revenue from the Funds.”) We review the funds periodically and may, subject to certain limits or restrictions, remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations under the contract. We have included the certain of the funds at least in part because they are managed or sub-advised by our affiliates.

We do not recommend or endorse any particular fund and we do not provide investment advice.

PRO.75996-20                                                                     12

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Under the contracts described in this prospectus, the contract holder, not the plan participant, has all voting rights. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Accordingly, it is possible for a small number of persons (assuming there is a quorum) to determine the outcome of a vote.

Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund the contract holder invests in through the subaccounts. Additionally:

•     During the accumulation phase the number of votes is equal to the portion of the account value invested in the fund, divided by the net asset value of one share of that fund; and

•     During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Right to Change the Separate Account

We do not guarantee that each fund will always be available for investment through the contract. Subject to certain conditions and restrictions applicable to certain types of retirement plans and state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•     Offer additional subaccounts that will invest in new funds or fund classes we find appropriate for contracts we issue;

•     Combine two or more subaccounts;

•     Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, the amount to be allocated will be returned unless we are provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” See also “TRANSFERS” for information about making subaccount allocation changes;

•     Substitute a new fund for a fund in which a subaccount currently invests. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced. A substitution may become necessary if, in our judgment:

>    A fund no longer suits the purposes of your contract;

>    There is a change in laws or regulations;

>    There is a change in the fund’s investment objectives or restrictions;

>    The fund is no longer available for investment; or

>    Another reason we deem a substitution is appropriate;

•     Stop selling the contract;

•     Limit or eliminate any voting rights for the separate account; or

•     Make any changes required by the 1940 Act or its rules or regulations.

PRO.75996-20                                                                     13

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

The changes described above do not include those changes that may, if allowed under your plan, be initiated by your plan sponsor.

We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the contract belongs.

Fixed Interest Options

For descriptions of the fixed interest options that may be available through the contract, see the appendices and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•     Choose options appropriate for you. Your local representative can help you evaluate which subaccounts or fixed interest options may be appropriate for your individual circumstances and your financial goals;

•     Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations. You bear the risk of any decline in your account value resulting from the performance of the funds you have chosen; and

•     Be informed. Read this prospectus, all of the information that is available to you regarding the funds - including each fund’s prospectus, statement of additional information, and annual and semi-annual reports, the fund prospectuses, fixed interest option appendices and the Guaranteed Accumulation Account prospectus. After you select the options for your account dollars, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

Furthermore, be aware that there may be:

•     Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts and plans or in some states. Your plan sponsor may also have selected a subset of variable investment and/or fixed interest options to be available under your plan; and

•     Limits on Number of Options Selected. Generally the contract holder or you, if permitted by the plan, may select no more than 25 investment options at enrollment. Thereafter, more than 25 investment options can be selected at any one time.

PRO.75996-20                                                                     14

FEES

Types of Fees

The following types of fees or deductions may affect your account:

•     Transaction Fees:

>    Early Withdrawal Charge

>    Fund Redemption Fees

•     Periodic Fees and Charges:

>    Annual Maintenance Fee

>    Mortality and Expense Risk Charge

>    Administrative Expense Charge

•     Fund Fees and Expenses; and

•     Premium and Other Taxes.

Terms to Understand in Schedules

Account Year - A 12-month period measured from the date we establish your account, or measured from any anniversary of that date.

Purchase Payment Period (also called “Deposit Cycle”) (for installment purchase payments) - The period of time it takes to complete the number of installment payments expected to be made to your account over a year. For example, if your payment frequency is monthly, a payment period is completed after 12 purchase payments are made. If only 11 purchase payments are made, the payment period is not completed until the twelfth purchase payment is made. At any given time, the number of payment periods completed cannot exceed the number of account years completed, regardless of the number of payments made.

The charges we assess and the deductions we make under the contract are in consideration for: (i) the services and benefits we provide; (ii) the costs and expenses we incur; and (iii) the risks we assume. The fees and charges deducted under the contract may result in a profit to us.

The following repeats and adds to information provided in the “FEE TABLE” section. Please review both this section and the “FEE TABLE” section for information on fees.

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn from your account will be the amount you specified plus an adjustment for any applicable early withdrawal charge.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Amount. This charge is a percentage of the amount withdrawn. The percentage is determined by the early withdrawal charge schedule that applies to your account. It will never be more than 8.50% of your total purchase payments to your account.

Early Withdrawal Charge Schedules

Installment Purchase Payment Accounts
Purchase Payment Periods or Deposit Cycles Completed	Early Withdrawal Charge
Fewer than 5	5%
5 or more but fewer than 7	4%
7 or more but fewer than 9	3%
9 or more but fewer than 10	2%
10 or more	0%

PRO.75996-20                                                                     15

Waiver. The early withdrawal charge is waived for portions of a withdrawal that are:

•     Used to provide payments to you during the income phase;

•     Paid because of your death before income phase payments begin;

•     Paid where your account value is $3,500 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cashout without a participant’s consent) and no part of the account has been taken as a withdrawal or used to provide income phase payments within the prior 12 months*;

•     Taken because of the election of a systematic distribution option (if available under your contract), see “SYSTEMATIC DISTRIBUTION OPTIONS”;

•     Taken when you are 59½ or older, have an installment purchase payment account and have completed at least nine purchase payment periods;

•     Taken on or after the tenth anniversary of the effective date of the account;

•     For 457 plans only, withdrawn due to a hardship resulting from an unforeseeable emergency as defined by the Tax Code and regulations thereunder; or

•     For contracts issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements, withdrawn due to your separation from service.

Reduction, Waiver or Elimination. In addition to the specific waivers described above, we may reduce, waive or eliminate the early withdrawal charge for a particular plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by this charge. Factors we consider for a reduction include, but are not limited to, the following:

•     The number of participants under the plan;

•     The expected level of assets and/or cash flow under the plan;

•     Our agent’s involvement in sales activities;

•     Our sales-related expenses;

•     Distribution provisions under the plan;

•     The plan’s purchase of one or more other variable annuity contracts from us and the features of those contracts;

•     The level of employer involvement in determining eligibility for distributions under the contract; and

•     Our assessment of financial risk to the Company relating to withdrawals.

We will not reduce the early withdrawal charge in a manner that is unfairly discriminatory against any person.

We may also apply different early withdrawal charge provisions in contracts issued to certain employer groups or associations which have negotiated the contract terms on behalf of their employees. We will offer any resulting early withdrawal charge uniformly to all employees in the group.

Waiver of Early Withdrawal Charge (for those contracts that waive these charges upon separation from service). Although the Tax Code permits distributions upon a participant’s severance from employment, the contracts do not provide for a waiver of early withdrawal charges unless, under certain contracts, the severance from employment would otherwise have qualified as a separation from service under prior IRS “same desk” guidance (prior to enactment of the Economic Growth and Tax Relief Reconciliation Act of 2001). Generally, a severance from employment due to a merger, liquidation, consolidation or other employer transaction does not qualify as a separation from service.

PRO.75996-20                                                                     16

*   If the contract holder makes a full withdrawal from more than one of the accounts on your behalf, the value of those accounts will be added together to determine eligibility for the $3,500 exemption. This option is not available for contracts where we do not maintain participant accounts or for withdrawals of all accounts under one contract.

Fund Redemption Fees

Certain funds may impose redemption fees as a result of withdrawals, transfers or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your account value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $20. (This fee only applies to installment purchase payment accounts.)

When/How. For those plans that have a maintenance fee, each year during the accumulation phase we deduct this fee from your account value. We deduct it on your account anniversary and, in some cases, at the time of full withdrawal. It is deducted on a proportional basis from your account value invested in the subaccounts and the fixed interest options. For certain contracts the maintenance fee is deducted for each asset account maintained under the contract, in which case a maximum of $20 per asset account may be applied.

Purpose. This fee helps defray the administrative expenses we incur in establishing and maintaining your account.

Reduction, Waiver or Elimination. When the plan meets certain criteria, we may reduce, waive or eliminate the maintenance fee. Factors we consider reflect differences in our level of administrative costs and services, such as:

•     The size, type and nature of the group for which a contract is issued;

•     The amount of contributions to the contract;

•     The anticipated level of administrative expenses such as billing for payments, producing periodic reports, providing for the direct payment of account charges rather than having them deducted from account values and any other factors pertaining to the level and expense of administrative services we will provide; and

•     The number of eligible participants and the program’s participation rate.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. We will make any reduction or elimination of this fee according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Mortality and Expense Risk Charge

Maximum Amount. 1.25% annually of your account value invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. This fee is deducted daily from the subaccounts. We do not deduct this fee from any fixed interest option. This fee is assessed during both the accumulation phase and the income phase. See “INCOME PHASE - Fees Deducted.”

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract, namely:

•     Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract and our funding of the death benefit and other payments we make to owners or beneficiaries of the accounts; and

•     Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

PRO.75996-20                                                                     17

Reduction. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account, which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

•     The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals and available investment options, which in turn lowers administrative expenses);

•     The size of the prospective group, projected annual number of eligible participants and the program’s participation rate or the number of participants estimated to choose the contract;

•     The frequency, consistency and method of submitting payments;

•     The method and extent of onsite services we provide and the contract holder’s involvement in services such as enrollment and ongoing participant services;

•     The contract holder’s support and involvement in the communication, enrollment, participant education and other administrative services;

•     The projected frequency of distributions;

•     The type and level of other factors that affect the overall administrative expense; and

•     Whether or not a transfer credit was selected by the plan sponsor.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

Purpose. This fee compensates us for the mortality and expense risks we assume under the contract. If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this fee.

Administrative Expense Charge

Maximum Amount. 0.25% annually of your account value invested in the subaccounts.

When/How. For all participants who became covered under a contract on or after November 5, 1984, we reserve the right to charge an administrative expense fee of up to 0.25% annually. This fee may be assessed during the accumulation phase and/or the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

The administrative expense charge is not imposed on all contracts:

•     Beginning on April 4, 1997, we began to deduct this charge during the accumulation phase for contracts effective before October 31, 1996, where the number of participants was less than 30 as of November 30, 1996, and the contract holder had chosen not to elect one of the Company’s electronic standards for cash collection and application of participant contribution data. However, we do not impose the administrative expense charge for participants under those contracts who enrolled in a group contract or became covered under an individual contract before November 5, 1984;

•     Effective on June 4, 2013, we began to impose this charge with respect to participants who became covered under a contract on or after November 5, 1984, where the contract was issued in connection with retirement programs for select management and highly compensated healthcare employees in plans formerly carried under certain hospital association endorsements;

•     We do not currently deduct an administrative expense charge during the accumulation phase for any contracts other than those described above; and

•     We do not currently deduct an administrative expense charge during the income phase for any contracts.

Purpose. This charge helps defray our cost of providing administrative services under the contract and in relation to the separate account and subaccounts.

PRO.75996-20                                                                     18

Fund Fees and Expenses

As shown in the fund prospectuses and described in the “FEE TABLE – Fund Fees and Expenses” section, each fund deducts management/investment advisory fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fees and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fees and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through the contract may be available for investment outside of the contract. You should evaluate the expenses associated with the funds available through the contract before making a decision to invest.

Revenue from the Funds

The Company or its affiliates may receive compensation from each of the funds or the funds’ affiliates. This revenue may include:

•     A share of the management fee;

•     Service fees;

•     For certain share classes, 12b-1 fees; and

•     Additional payments (sometimes referred to as revenue sharing).

12b-1 fees are used to compensate the Company and its affiliates for distribution related activity. Service fees and additional payments (sometimes collectively referred to as sub-accounting fees) help compensate the Company and its affiliates for administrative, recordkeeping or other services that we provide to the funds or the funds’ affiliates, such as:

•     Communicating with customers about their fund holdings;

•     Maintaining customer financial records;

•     Processing changes in customer accounts and trade orders (e.g. purchase and redemption requests);

•     Recordkeeping for customers, including subaccounting services;

•     Answering customer inquiries about account status and purchase and redemption procedures;

•     Providing account balances, account statements, tax documents and confirmations of transactions in a customer’s account;

•     Transmitting proxy statements, annual and semi-annual reports, fund prospectuses and other fund communications to customers; and

•     Receiving, tabulating and transmitting proxies executed by customers.

The management fee, service fees and 12b-1 fees are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. Additional payments, which are not deducted from fund assets and may be paid out of the legitimate profits of fund advisers and/or other fund affiliates, do not increase, directly or indirectly, fund fees and expenses, and we may use these additional payments to finance distribution.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract. This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts. Fund revenue is important to the Company’s profitability and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

PRO.75996-20                                                                     19

Assets allocated to affiliated funds, meaning funds managed by Voya Investments, LLC or another Company affiliate, generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company. The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds. The revenue received by the Company from affiliated funds may be based either on an annual percentage of average net assets held in the fund by the Company or a share of the fund’s management fee.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Revenue Received from Unaffiliated Funds. Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2019 in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity® Variable Insurance Products Funds;	• Invesco Variable Insurance Funds;
• Wanger Advisor Trust Funds;	• Calvert Funds;
• Franklin Templeton Variable Insurance Products Trust Funds;	• Pioneer Variable Contracts Trust Funds;
• Oppenheimer Variable Account Funds;
• PIMCO Variable Insurance Trust Funds;	• Federated Investors Funds; and
• Lord Abbett Series Funds;	• American Funds® Insurance Series.

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2019, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunities to host due diligence meetings for representatives and wholesalers.

PRO.75996-20                                                                     20

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “CONTRACT DISTRIBUTION.”

Fund of Funds

Certain funds may be structured as “fund of funds” or “master-feeder” funds. These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest. These funds may be affiliated funds, and the underlying funds in which they invest may be affiliated as well. The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds. These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL TAX CONSIDERATIONS.”

YOUR ACCOUNT VALUE

During the accumulation phase, your account value at any given time equals:

•     Account dollars directed to the fixed interest options, including interest earnings to date; less

•     Deductions, if any, from the fixed interest options (for example, withdrawals and fees); plus

•     The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

Subaccount Accumulation Units. When a fund is selected as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account B subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “accumulation unit value,” as described below, for each unit.

Accumulation Unit Value. The value of each accumulation unit in a subaccount is called the accumulation unit value (“AUV”). The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative charge, if any. We discuss these deductions in more detail in “FEE TABLE” and “FEES.”

PRO.75996-20                                                                     21

Valuation. We determine the AUV every business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the “net investment factor” of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•     The net assets of the fund held by the subaccount as of the current valuation; minus

•     The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•     Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•     The total value of the subaccount units at the preceding valuation; minus

•     A daily deduction for the mortality and expense risk charge and the administrative expense charge, if any, and any other fees deducted daily from investments in the separate account. See “FEES.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the NYSE, the applicable AUV’s are $10 for Subaccount A and $25 for Subaccount B. The investor’s account is credited with 300 accumulation units of Subaccount A and 80 accumulation units of Subaccount B.

The fund’s subsequent investment performance, expenses and charges and the daily charges deducted from the subaccount will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms. Subsequent purchase payments or transfers directed to the subaccounts that we receive by the close of business of the NYSE will purchase subaccount accumulation units at the AUV computed as of the close of the NYSE on that day. The value of subaccounts may vary day to day. Subsequent purchase payments and transfers received in good order after the close of the NYSE will purchase accumulation units at the AUV computed after the close of the NYSE on the next business day.

TRANSFERS

Transfers Among Investment Options. During the accumulation phase (and under some contracts, during the income phase) the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from fixed interest options are restricted as outlined in APPENDIX I, APPENDIX II, APPENDIX III and APPENDIX IV. Transfers may be requested by telephone, electronically at www.voyaretirementplans.com, or through such other means as may be available under our administrative procedures in effect from time to time. Transfers must be made in accordance with the terms of the contract.

PRO.75996-20                                                                     22

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The contracts may restrict how many transfers, if any, are allowed among options during the income phase.

Telephone and Electronic Transfers: Security Measures. To prevent fraudulent use of telephone or electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a unique identifier or personal password. You are responsible for keeping your unique identifier or personal password and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•     Increased trading and transaction costs;

•     Forced and unplanned portfolio turnover;

•     Lost opportunity costs; and

•     Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners and participants.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should be aware that:

•     We suspend the Electronic Trading Privileges, as defined below, of any individual or organization if we determine, in our sole discretion, that the individual’s or organization’s transfer activity is disruptive or not in the best interest of other owners of our variable insurance and retirement products, or the participants in such products; and

•     Each underlying fund may limit or restrict fund purchases and we will implement any limitation or restriction on transfers to an underlying fund as directed by that underlying fund.

Consequently, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contract.

Excessive Trading Policy. We and the other members of the Voya family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•     Meets or exceeds our current definition of Excessive Trading, as defined below; or

•     Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products.

PRO.75996-20                                                                     23

We currently define Excessive Trading as:

•     More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”). This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•     Six round-trips involving the same fund within a rolling 12 month period.

The following transactions are excluded when determining whether trading activity is excessive:

•     Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•     Transfers associated with any scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•     Purchases and sales of fund shares in the amount of $5,000 or less;

•     Purchases and sales of funds that affirmatively permit short-term trading in their fund shares and movement between such funds and a money market fund; and

•     Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the internet, facsimile, Voice Response Unit (“VRU”), telephone calls to Customer Service or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”). Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or the investment adviser for that individual or entity. A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail. Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred. During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible. A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored. We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges. A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, or participants in such products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

PRO.75996-20                                                                     24

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners, participants and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners and participants or, as applicable, to all contract owners and participants investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason. All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contracts. Contract owner and participant trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner and participant transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner and participant transactions, this information may include personal contract owner and participant information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s or participant’s transactions if the fund determines that the contract owner or participant has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or account value to the fund or all funds within the fund family.

WITHDRAWALS

Making a Withdrawal. Subject to limitations on withdrawals from the Fixed Plus Account, the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value (on your behalf) at any time during the accumulation phase.

PRO.75996-20                                                                     25

Steps for Making a Withdrawal. The contract holder, or you if permitted by the plan must:

•     Select the Withdrawal Amount:

>    Full Withdrawal:  You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment) and the Fixed Account or Fixed Account 2, minus any applicable early withdrawal charge, maintenance fee or redemption fees, plus the amount available for withdrawal from the Fixed Plus Account and/or Fixed Plus Account II A.

>    Partial Withdrawal (Percentage or Specified Dollar Amount):  You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable redemption fees or any applicable early withdrawal charge for amounts withdrawn from the subaccounts, the Guaranteed Accumulation Account or the Fixed Account or Fixed Account 2, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account. The amounts available from the Fixed Plus Account and Fixed Plus Account II A may be limited.

For a description of limitations on withdrawals from the Fixed Plus Account and the Fixed Plus Account II A, see the appendices.

•     Select Investment Options. If not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value; and

•     Properly complete a disbursement form and submit it to the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Taxes, Fees and Deductions

Amounts withdrawn may be subject to one or more of the following:

•     Early Withdrawal Charge. See “FEES - Early Withdrawal Charge”;

•     Maintenance Fee. See “FEES - Maintenance Fee”;

•     Market Value Adjustment. See “APPENDIX I”;

•     Fund Redemption Fees. See “FEES - Fund Redemption Fees”;

•     Tax Penalty. See “FEDERAL TAX CONSIDERATIONS”; or

•     Tax Withholding. See “FEDERAL TAX CONSIDERATIONS.”

•     Taxation. See “FEDERAL TAX CONSIDERATIONS.”

To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE. We pay withdrawal amounts based on your account value either as of the next valuation after we receive a request for withdrawal in good order at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company” or on such later date as specified on the disbursement form.

SYSTEMATIC DISTRIBUTION OPTIONS

Availability of Systematic Distribution Options. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, please write or call Customer Service at the address or telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

PRO.75996-20                                                                     26

The systematic withdrawal options currently available under the contracts include the following:

•     SWO - Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on the payment method selected. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the contract; and

•     ECO - Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law (generally at age 72 (age 70½ if born before July 1, 1949) and pay you that amount once a year. ECO is available under 457 plans only.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your local representative or by contacting us at the number or address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Features of a Systematic Distribution Option

If available under your contract, a systematic distribution option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Availability of Systematic Distribution Options. The Company may discontinue the availability of one or all of the systematic distribution options at any time and/or change the terms of future elections.

Terminating a Systematic Distribution Option. Once a systematic distribution option is elected, the contract holder may revoke it at any time by submitting a written request to the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” Any revocation will apply only to the amount not yet paid. Once an option is revoked for an account, it may not be elected again until the next calendar year nor may any other systematic distribution option be elected.

Taxation. Taking a withdrawal through a systematic distribution option or revocation of election of a systematic distribution option may have tax consequences. See “FEDERAL TAX CONSIDERATIONS.”

DEATH BENEFIT	This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see “INCOME PHASE.”

The contract provides a death benefit in the event of your death, which is payable to the contract holder (usually your employer). The contract holder may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).

During the Accumulation Phase

Payment Process. To request payment of the death benefit following your death:

•     The contract holder (on behalf of your plan beneficiary) must provide the Company with proof of death acceptable to us and a payment request in good order;

•     The payment request should include selection of a benefit payment option; and

•     Within seven calendar days after we receive proof of death acceptable to us and payment request in good order at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company,” we will mail payment, unless otherwise requested.

Until proof of death and a payment request in good order is received by us, account dollars will remain invested as at the time of your death and no distribution will be made.

PRO.75996-20                                                                     27

Benefit Payment Options. If you die during the accumulation phase of your account, the following payment options are available to your plan beneficiary, if allowed by your contract and the Tax Code:

•     Lump-sum payment;

•     Payment in accordance with any of the available income phase payment options (see “INCOME PHASE - Income Phase Payment Options”); or

•     Payment in accordance with an available systematic distribution option (subject to certain limitations) (see “SYSTEMATIC DISTRIBUTION OPTIONS”).

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions: Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account. The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) and, as part of our general account, is subject to the claims of our creditors. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

The following options are also available under some contracts; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•     Leaving your account value invested in the contract; or

•     Under some contracts, leaving your account value on deposit in the Company’s general account and receiving monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary may withdraw the balance on deposit at any time or request to receive payment in accordance with any of the available income phase payment options. See “INCOME PHASE - Income Phase Payment Options.”

The Value of the Death Benefit. The death benefit will be based on your account value as calculated on the next valuation following the date on which we receive proof of death and a payment request in good order. In addition to this amount, some states require we pay interest on fixed interest options, calculated from date of death at a rate specified by state law. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative market value adjustment applies, it would be deducted only if the death benefit is withdrawn more than six months after your death. We describe the market value adjustment in APPENDIX I and in the Guaranteed Accumulation Account prospectus.

Tax Code Requirements. The Tax Code requires distribution of death benefit proceeds within a certain period of time and these requirements have recently changed generally for deaths after January 1, 2020. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. The CARES Act includes temporary relief from certain of the Tax Code rules applicable to the distribution of the death benefit. See “FEDERAL TAX CONSIDERATIONS” for additional information.

PRO.75996-20                                                                     28

INCOME PHASE

During the income phase you receive payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

•     Start date;

•     Income phase payment option (see the income phase payment options table in this section);

•     Income phase payment frequency (for example, monthly, quarterly, semi-annually or annually);

•     Choice of fixed or variable payments;

•     Selection of an assumed net investment rate (only if variable payments are elected); and

•     Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

In prior prospectuses, the Income Phase was referred to as the Annuity Phase; the Income Payment Option was referred to as the Annuity Option; Income Phase Payment was referred to as Annuity Payment; and Initiating Income Phase Payments was referred to as Annuitization.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected it may not be changed; however, certain options allow you to withdraw a lump sum.

What Affects Income Phase Payments? Some of the factors that may affect income phase payments include: your age, your account value, the income phase payment option selected (including the frequency and duration of payments under the option selected), number of guaranteed payments (if any) selected, and whether you select variable or fixed payments. As a general rule, more frequent income phase payments will result in smaller individual income phase payments. Likewise, income phase payments that are anticipated over a longer period of time will also result in smaller individual income phase payments.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. The contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. For variable income phase payments, an assumed net investment rate must be selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. Fixed payment amounts do not vary over time.

Payments from the Fixed Plus Account. If a nonlifetime payment option is selected, payments from the Fixed Plus Account may only be made on a fixed basis.

Assumed Net Investment Rate. If you select income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate your first payment will be higher but subsequent income phase payments will increase only if the investment performance of the subaccounts selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5% annually, after deduction of fees.

If a 3.50% rate is selected, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, request a copy of the SAI by calling us at the number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

PRO.75996-20                                                                     29

Required Minimum Payment Amounts. The income phase payment option selected must meet the minimum stated in the contract:

•     A first income phase payment of at least $20; or

•     Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, the contract holder, on your behalf, must elect a lump-sum payment.

Fees Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options.

We may also deduct a daily administrative charge from amounts held in the separate account. We currently charge this under some contracts and reserve the right to charge it under all others. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccounts. If we are currently imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following “Income Phase Payment Options” tables. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at the address referenced under “Contract Overview ‒ Questions:  Contacting the Company.” If the death benefit is not taken in a lump sum, your beneficiary must meet the distribution rules imposed by the Tax Code. These rules recently changed for deaths occurring after January 1, 2020. Failure to meet these rules can result in tax penalties. See “FEDERAL TAX CONSIDERATIONS - Taxation of Qualified Contracts - Required Distributions Upon Death” for the distribution rules imposed by the Tax Code.

Payment of Death Benefit or Proceeds

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact us at the address referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option. See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Taxation. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See “FEDERAL TAX CONSIDERATIONS.”

Income Phase Payment Options

The following tables list the income phase payment options and accompanying death benefits that may be available under the contracts. The Tax Code and/or some contracts may restrict the options and the terms available to you and/or your beneficiary. See “FEDERAL TAX CONSIDERATIONS.” Check with your contract holder for details. We may offer additional income phase payment options under the contracts from time to time.

PRO.75996-20                                                                     30

Terms Used in the Tables:

•     Annuitant: The person(s) on whose life expectancy the income phase payments are calculated.

•     Beneficiary: The person designated to receive the death benefit payable under the contract.

Lifetime Income Phase Payment Options
Life Income

Length of Payments:  For as long as the annuitant lives. It is possible that only one payment will be made should the annuitant die prior to the second payment’s due date.

Death Benefit - None:  All payments end upon the annuitant’s death.

Life Income - Guaranteed Payments*

Length of Payments:  For as long as the annuitant lives, with payments guaranteed for a choice of five to 20 years or as otherwise specified in the contract.

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income - Two Lives

Length of Payments:  For as long as either annuitant lives. It is possible that only one payment will be made should both annuitants die before the second payment’s due date.

Continuing Payments:

•     This option allows a choice of 100%, 66⅔% or 50% of the payment to continue to the surviving annuitant after the first death; or

•     100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment to continue to the second annuitant on the annuitant’s death.

Death Benefit - None:  All payments end after the death of both annuitants.

Life Income - Two Lives - Guaranteed Payments*

Length of Payments:  For as long as either annuitant lives, with payments guaranteed for a minimum of 120 months or as otherwise specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit - Payment to the Beneficiary:  If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income-Cash Refund Option (limited availability fixed payment only)

Length of Payments:  For as long as the annuitant lives.

Death Benefit - Payment to the Beneficiary:  Following the annuitant’s death, we will pay a lump-sum payment equal to the amount originally applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

Life Income – Two Lives - Cash Refund Option (limited availability - fixed payment only)

Length of Payments:  For as long as either annuitant lives.

Continuing Payment:  100% of the payment to continue after the first death.

Death Benefit - Payment to the Beneficiary:  When both annuitants die, we will pay a lump-sum payment equal to the amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.

PRO.75996-20                                                                     31

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Nonlifetime Income Phase Payment Options
Nonlifetime - Guaranteed Payments*

Length of Payments:  Payments generally may be fixed or variable and may be made for three to 30 years. However, for amounts held in the Fixed Plus Account and the Fixed Plus Account II A during the accumulation phase, the payment must be on a fixed basis and must be for at least five years. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit - Payment to the Beneficiary:  If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments. Unless prohibited by a prior election of the contract holder, the beneficiary may elect to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

*   Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

Lump-Sum Payment. If the Nonlifetime - Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before three years of income phase payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. If the early withdrawal charge is based on completed purchase payment periods, each year that passes after income payments begin will be treated as a completed purchase payment period, even if no additional payments are made. See “FEES - Early Withdrawal Charge.” Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.”

Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you in the income phase payment options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (for example, the actual fixed rate used for the fixed payments, or the 3.50% or 5% assumed net investment rate for variable payments).

FEDERAL TAX CONSIDERATIONS

Introduction

The contracts described in this prospectus are designed to be treated as annuities for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contracts. The U.S. federal income tax treatment of the contracts is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•     Your tax position (or the tax position of the beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contracts;

•     Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contracts described in this prospectus;

•     This section addresses some, but not all, applicable federal income tax rules and generally does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

In this Section:

•     Introduction;

•     Taxation of Deferred Compensation Contracts;

•     Possible Changes in Taxation; and

•     Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

•     We do not make any guarantee about the tax treatment of the contracts or transactions involving the contracts; and

•     No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

PRO.75996-20                                                                     32

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contracts with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contracts or any transactions involving the contracts.

Types of Contracts:  Deferred Compensation Contracts

The contracts described in this prospectus may be purchased in relation to qualified governmental excess benefit arrangements under Tax Code Section 415(m), Tax Code Section 457(b) plans, nonqualified deferred compensation plans under Tax Code Section 457(f) and non-Section 457 nonqualified deferred compensation plans.

We refer to all of these generally as “deferred compensation plans.” Employers intending to use the contract with such plans should seek tax and/or legal advice.

Taxation of Deferred Compensation Contracts

Temporary Rules Under the CARES Act

On March 27, 2020, Congress passed and the President signed into law the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”). Among other provisions, the CARES Act includes temporary relief from certain of the Tax Code rules described below. The scope and availability of this temporary relief may vary depending on a number of factors, including (1) the type of plan with which the contract is used; (2) whether your plan implements a particular type of relief; (3) your specific circumstances; and (4) future guidance issued by the Internal Revenue Service and the Department of Labor. You should consult with a tax and/or legal adviser to determine if relief is available to you before taking or failing to take any actions involving the contract or your interest in the contract.

Required Minimum Distributions. The CARES Act waives the requirement to take minimum distributions from defined contribution plans in 2020. The waiver applies to any minimum distribution due from such an arrangement in 2020, including minimum distributions with respect to the 2019 tax year that are due in 2020.

The relief applies both to lifetime and post-death minimum distributions due in 2020. In that regard, the CARES Act also provides that if the post-death five-year rule described below under “Required Distributions upon Death” applies, the five-year period is determined without regard to calendar year 2020. It is unclear whether this special exception extends to the ten-year period also described below under that same heading.

Distributions. The CARES Act provides relief for coronavirus-related distributions made from certain qualified plans to a “qualified individual” (defined below). The relief:

•     Permits in-service distributions, even if such amounts are not otherwise distributable from the plan under Tax Code sections 401(k), 403(b), or 457;

•     Provides an exception to the 10% Additional Tax under Tax Code section 72(t);

•     Exempts the distribution from the mandatory 20% withholding applicable to eligible rollover distributions;

•     Permits the employee to include income attributable to the distribution over the three-year period beginning with the year the distribution would otherwise be taxable unless the taxpayer elects out; and

•     Permits recontribution of the distribution to a plan or IRA within three years, in which case the recontribution is generally treated as a direct trustee to trustee transfer within 60 days of the distribution.

The distribution must come from an “eligible retirement plan” within the meaning of Tax Code section 402(c)(8)(B), i.e., a 401(a) plan, 403(a) plan, 403(b) plan, or governmental 457(b) plan, including Roth arrangements. The relief is limited to aggregate distributions of $100,000. The relief applies to such distributions made at any time during the 2020 calendar year.

PRO.75996-20                                                                     33

Individuals Eligible for Withdrawal and Loan Relief. Only a “qualified individual” is eligible for the withdrawal and loan relief provided under the CARES Act. A “qualified individual” is an individual in one of the following categories:

•     The individual is diagnosed with the virus SARS-CoV-2 or with coronavirus disease 2019 (“COVID-19”) by a test approved by the Centers for Disease Control and Prevention;

•     The individual’s spouse or dependent is diagnosed with such virus or disease; or

•     The individual experiences adverse financial consequences as a result of being quarantined, being furloughed or laid off or having work hours reduced due to such virus or disease, being unable to work due to lack of child care due to such virus or disease, closing or reducing hours of a business owned or operated by the individual due to such virus or disease, or other factors as determined by Internal Revenue Service.

The CARES Act provides that the administrator of an eligible retirement plan may rely on an employee’s certification that the employee is a qualified individual as defined above.

Eligible Retirement Plans and Programs. The contracts may be purchased with the following retirement plans and programs:

•       Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as by non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to a select group of management and highly-compensated employees (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Depending on the plan design, the participant may be entitled to determine the investment allocation of their deferred compensation account; and

•       A deferred compensation plan of a for-profit employer that is not subject to Section 457 rules, or certain arrangements for tax-exempt employers that are exempt from the Section 457 rules. Employers intending to use the contract with such plans should seek tax and/or legal advice.

The Company may offer or have offered the contract for use with certain other types of deferred compensation plans. Please see your contract and consult with your tax adviser if you have questions about other types of plan arrangements not discussed herein.

Special Considerations for Section 457 Plans. Under 457(b) plans of non-governmental employers, 457(f) plans and non-Section 457 deferred compensation plans, all amounts of deferred compensation, all property and rights purchased with such amounts and all income attributable to such amounts, property and rights remain solely the property and rights of the employer and are subject to the claims of the employer’s general creditors. In addition, benefits under 457(f) plans are generally taxable to an employee in the first year in which there is no “substantial risk of forfeiture.” Generally, a substantial risk of forfeiture means that the individual’s right to receive deferred compensation is dependent upon the performance of future services to an employer or other entity. 457(b) plans of governmental employers, on the other hand, are required to hold all assets and income of the plan in trust for the exclusive benefit of plan participants and their beneficiaries. For purposes of meeting this requirement, an annuity contract is treated as a trust.

Taxation

The tax rules applicable to deferred compensation plan contracts vary according to the type of plan or program, the specific terms and conditions of the deferred compensation plan contract, and the terms and conditions of the deferred compensation plan. The ultimate effect of federal income taxes on the amounts held under a deferred compensation plan contract, or on income phase (e.g., annuity) payments from a deferred compensation plan contract, depends on the type of deferred compensation plan contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a deferred compensation plan contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

PRO.75996-20                                                                     34

Adverse tax consequences may result from:

•     Contributions in excess of specified limits;

•     Distributions before age 59½ (subject to certain exceptions);

•     Distributions that do not conform to specified commencement and minimum distribution rules; and

•     Other specified circumstances.

Some nonqualified deferred compensation plans are subject to additional distribution or other requirements that are not incorporated into the contracts described in this prospectus. No attempt is made to provide more than general information about the use of the contracts with deferred compensation plans. Contract owners, sponsoring employers, participants, annuitants and beneficiaries are cautioned that the rights of any person to any benefits under these deferred compensation plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract owners, sponsoring employers, participants, annuitants, and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that deferred compensation contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a deferred compensation plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the deferred compensation plan itself. Annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative, taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain deferred compensation plans are limited by the Tax Code. We provide general information on these requirements for certain plans below. You should consult with a tax and/or legal adviser in connection with contributions to a deferred compensation contract.

457(b) Plans. The total annual contributions (including pre-tax salary reduction contributions) made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of 100% of your includible compensation or $19,500 (as indexed for 2020). Generally, includible compensation means your compensation for the year from the employer sponsoring the plan, including deferrals to the employer’s Tax Code Section 401(k), Roth 401(k), 403(b), Roth 403(b) and 125 cafeteria plans in addition to any deferrals to the 457(b) plan.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a governmental 457(b) plan who is at least age 50 by the end of the participant’s taxable year may contribute an additional amount (“Age 50 Catch-ups”) not to exceed the lesser of:

•     $6,500; or

•     The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Special 457 Catch-ups. Special catch-up provisions may be available for 457(b) plans (“Special 457 Catch-ups”) during the three years prior to the participant’s normal retirement age. Note that the Special 457 Catch-ups cannot be used simultaneously with the Age 50 Catch-ups. Specifically, a participant may elect to defer the lesser of:  (a) twice the deferral limit ($39,000); or (b) the basic annual limit plus the amount of the basic annual limit not used in prior taxable years (disregarding any deferrals under the Age 50 Catch-up). If a participant is eligible for the Special 457 Catch-up and the Age 50 Catch-up, the participant can make deferrals up to the greater catch-up limit, but may not make deferrals in excess of the greater catch-up limit. For advice with respect to these catch-up provisions, please consult a tax and/or legal adviser.

PRO.75996-20                                                                     35

457(f) Plans and Non-Section 457 Deferred Compensation Plans. 457(f) plans and Non-Section 457 plans have no contribution limits, unless the plan document imposes a limit.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. If a portion of a distribution is taxable, the distribution will be reported to the IRS.

Governmental 457(b) Plans. Distributions from these plans are generally taxed as received unless one of the following is true:

•     The distribution is an eligible rollover distribution and is directly transferred or rolled over within 60 days to another plan eligible to receive rollovers or to a traditional or Roth IRA in accordance with the Tax Code;

•     You made after-tax contributions to the plan. In this case, depending upon the type of distribution, the amount will be taxed on all or part of the earnings on the contributions according to the rules detailed in the Tax Code; or

•     The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

A distribution is an eligible rollover distribution unless it is:

•     Part of a series of substantially equal periodic payments (at least one per year) made over the life (or life expectancy) of the participant or the joint lives (or joint life expectancies) of the participant and his designated beneficiary or for a specified period of ten years or more;

•     A required minimum distribution under Tax Code Section 401(a)(9);

•     A hardship withdrawal; or

•     Otherwise not recognized under applicable regulations as eligible for rollover.

10% Additional Tax. In general, an eligible state or local governmental 457(b) plan is not subject to the 10% additional tax. However, any distribution attributable to amounts the 457(b) plan received in a transfer from an IRA or a 401(a), 401(k), 403(a) or 403(b) plan is subject to the 10% additional tax unless one of the following exceptions applies:

•     You have attained age 59½;

•     You have become disabled, as defined in the Tax Code;

•     You have died and the distribution is to your beneficiary;

•     You have separated from service with the sponsor at or after age 55;

•     You are a qualified public safety employee taking a distribution from a governmental plan and you separated from service after age 50;

•     The distribution amount is rolled over tax free into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•     You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary;

•     The distribution is paid directly to the government in accordance with an IRS levy;

•     The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”);

•     The distribution is a qualified reservist distribution as defined under the Tax Code;

•     The distribution is a qualified birth or adoption distribution; or

•     The distribution is eligible for penalty relief extended to victims of certain natural disasters.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that are deductible (without regard to whether you itemized deductions). The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

PRO.75996-20                                                                     36

Non-Governmental 457(b) Plans. Compensation deferred under a 457(b) plan of a non-governmental employer is generally includible in income in the first year in which it is paid or otherwise made available to you or your designated beneficiary.

457(f) Plans. Compensation deferred under a 457(f) plan is includible in gross income in the first year in which it is no longer subject to a “substantial risk of forfeiture” as defined under Tax Code Section 457(f) or required to be includible under Tax Code Section 409A. If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•     Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture);

•     Interest at the underpayment rate plus one percent on the underpayments; and

•     An additional penalty tax equal to 20% of the amount included in income.

Non-Section 457 Deferred Compensation Plans. Compensation deferred under a non-Section 457 deferred compensation plan is generally includible in income in the first year in which it is:

•     Paid or otherwise made available to you or your designated beneficiary; or

•     Required to be includible under Tax Code Section 409A.

If the requirements of Tax Code Section 409A are not met, affected participants covered by the plan will be subject to:

•     Income tax inclusion on the deferred amounts, retroactive to the date of the original deferral (or if later, that date on which the deferred compensation was no longer subject to a substantial risk of forfeiture),

•     Interest at the underpayment rate plus one percent on the underpayments, and

•     An additional penalty tax equal to 20% of the amount included in income.

Distribution – Eligibility

Distributions from qualified plans (as described in this prospectus) generally may occur only upon the occurrence of certain events. The terms of your plan will govern when you are eligible to take a distribution from the plan. The following describes circumstances when you may be able to take a distribution from certain more common types of plans.

457(b) Plans. Under 457(b) plans, distributions may not be made available to you earlier than:

•     The calendar year you attain age 59½;

•     When you experience a severance from employment with your employer; or

•     When you experience an unforeseeable emergency.

A one-time in-service distribution may also be permitted under a Section 457(b) plan if the total amount payable to the participant does not exceed $5,000 and no amounts have been deferred by the participant during the two-year period ending on the date of distribution.

457(f) Plans and Non-Section 457 Deferred Compensation Plans. Some Tax Code Section 457(f) plans and non-Section 457 deferred compensation plans must also meet the requirements of Tax Code Section 409A, which includes standards for deferral elections, restrictions on subsequent elections regarding the time and form of payment and a prohibition on accelerating payment. Tax Code Section 409A also requires distributions only upon the occurrence of the following specified events:

•     Separation from service;

•     Disability;

•     Death;

•     Payment upon a specified time (or under a specified schedule) determined at the date that the deferral is made;

•     Change in control or ownership of the sponsoring employer; or

•     Unforeseeable emergency.

For more information, please consult your own tax and/or legal adviser.

PRO.75996-20                                                                     37

Lifetime Required Minimum Distributions (457(b) Plans Only)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution requirements set forth in the Tax Code. These rules dictate the following:

•     The start date for distributions;

•     The time period in which all amounts in your contract(s) must be distributed; and

•     Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949) or retire, whichever occurs later unless:

•     Under governmental 457(b) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 72 (age 70½ if born before July 1, 1949).

Time Period. You must receive distributions from the contract over a period not extending beyond one of the following time periods:

•     Over your life or the joint lives of you and your designated beneficiary; or

•     Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). Before annuity payments begin, the required minimum distribution amount is generally determined by dividing the entire interest in the account as of December 31 of the preceding year by the applicable distribution period. The entire interest in the account includes the amount of any outstanding rollover, transfer, and recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits and any optional living benefit. If annuity payments have begun under an annuity option that satisfies the Tax Code Section 401(a)(9) regulations, such payments will generally be viewed as satisfying your required minimum distribution.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. In certain circumstances this excise tax may be waived by the IRS.

Further information regarding required minimum distributions may be found in your contract and/or certificate.

Required Distributions Upon Death (457(b) Plans Only)

Upon your death, any remaining interest in a 457(b) or Roth 457(b) plan must be distributed in accordance with federal income tax requirements under Section 401(a)(9) of the Tax Code. The death benefit provisions of your contract will be interpreted to comply with those requirements. The post-death distribution requirements were amended, applicable generally with respect to deaths occurring after 2019, by the Setting Every Community Up for Retirement Enhancement Act (“SECURE Act”), which was part of the larger Further Consolidated Appropriations Act, 2020. The post-death distribution requirements under prior law continue to apply in certain circumstances.

Prior Law. Under prior law, if an employee under an employer sponsored retirement plan dies prior to the required beginning date, the remaining interest must be distributed (1) within five years after the death (the “five-year rule”), or (2) over the life of the designated beneficiary, or over a period not extending beyond the life expectancy of the designated beneficiary, provided that such distributions commence within one year after death (the “lifetime payout rule”). If the employee dies on or after the required beginning date (including after the date distributions have commenced in the form of an annuity), the remaining interest must be distributed at least as rapidly as under the method of distribution being used as of the date of death (the “at-least-as-rapidly rule”).

PRO.75996-20                                                                     38

The New Law. Under the new law, if you die after 2019, and you have a designated beneficiary, any remaining interest must be distributed within ten years after your death, unless the designated beneficiary is an eligible designated beneficiary (“EDB”) or some other exception applies. A designated beneficiary is any individual designated as a beneficiary by the employee. An EDB is any designated beneficiary who is (1) your surviving spouse, (2) your minor child, (3) disabled, (4) chronically ill, or (5) an individual not more than ten years younger than you. An individual’s status as an EDB is determined on the date of your death. This ten-year post-death distribution period applies regardless of whether you die before your required beginning date or you die on or after that date (including after distributions have commenced in the form of an annuity). However, if the beneficiary is an EDB and the EDB dies before the entire interest is distributed under this ten-year rule, the remaining interest must be distributed within ten years after the EDB’s death (i.e., a new ten-year distribution period begins).

Instead of taking distributions under the new ten-year rule, an EDB can stretch distributions over life, or over a period not extending beyond life expectancy, provided that such distributions commence within one year of your death, subject to certain special rules. In particular, if the EDB dies before the remaining interest is distributed under this stretch rule, the remaining interest must be distributed within ten years after the EDB’s death (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years). In addition, if your minor child is an EDB, the child will cease to be an EDB on the date the child reaches the age of majority, and any remaining interest must be distributed within ten years after that date (regardless of whether the remaining distribution period under the stretch rule was more or less than ten years).

If your beneficiary is not an individual, such as a charity, your estate, or in some cases a trust, any remaining interest after your death generally must be distributed under prior law in accordance with the five-year rule or the at-least-as-rapidly rule, as applicable (but not the lifetime payout rule). However, if your beneficiary is a trust and all the beneficiaries of the trust are individuals, the new law may apply pursuant to special rules that treat the beneficiaries of the trust as designated beneficiaries, including special rules allowing a beneficiary of a trust who is disabled or chronically ill to stretch the distribution of their interest over their life or life expectancy in some cases. You should consult a professional tax adviser about the federal income tax consequences of your beneficiary designations, particularly if a trust is involved.

More generally, the new law applies if you die after 2019, subject to several exceptions. In particular, if you are an employee under a governmental plan, such as a governmental 457(b) plan, the new law applies to your interest in that plan if you die after 2021. In addition, if your plan is maintained pursuant to one or more collective bargaining agreements, the new law generally applies to your interest in that plan if you die after 2021 (unless the collective bargaining agreements terminate earlier).

In addition, the new post-death distribution requirements generally do not apply if the employee died prior to January 1, 2020. However, if the designated beneficiary of the deceased employee dies after January 1, 2020, any remaining interest must be distributed within ten years of the designated beneficiary’s death. Hence, this ten-year rule generally will apply to a contract issued prior to 2020 which continues to be held by a designated beneficiary of an employee who died prior to 2020.

It is important to note that under prior law, annuity payments that commenced under a method that satisfied the distribution requirements while the employee was alive could continue to be made under that method after the death of the employee. Under the new law, however, if you commence taking distributions in the form of an annuity that can continue after your death, such as in the form of a joint and survivor annuity or an annuity with a guaranteed period of more than ten years, any distributions after your death that are scheduled to be made beyond the applicable distribution period imposed under the new law might need to be accelerated at the end of that period (or otherwise modified after your death if permitted under federal tax law and by us) in order to comply with the new post-death distribution requirements.

PRO.75996-20                                                                     39

Certain transition rules may apply. Please consult your tax adviser.

Start Dates for Spousal Beneficiaries. Under the new law, as under prior law, if your beneficiary is your spouse, your surviving spouse can delay the application of the post-death distribution requirements until after your surviving spouse’s death by transferring the remaining interest tax-free to your surviving spouse’s own IRA.

The post-death distribution requirements are complex and unclear in numerous respects. The Internal Revenue Service and U.S. Department of the Treasury have issued very little guidance on the new law. In addition, the manner in which these requirements will apply will depend on your particular facts and circumstances. You may wish to consult a professional tax adviser for tax advice as to your particular situation.

Withholding

Taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

Governmental 457(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain other distributions described in the Tax Code.

457(b) Plans of Non-Governmental Employers, 457(f) Plans and Non-Section 457 Deferred Compensation Plans. All distributions from these plans, except death benefit proceeds, are subject to mandatory federal income tax withholding as wages. Death benefit proceeds are not subject to income tax withholding.

Assignment and Other Transfers

457(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

•     A plan participant as a means to provide benefit payments;

•     An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•     The Company as collateral for a loan; or

•     The enforcement of a federal income tax lien or levy.

Same-Sex Marriages

The contract provides that upon your death a surviving spouse may have certain continuation rights that he or she may elect to exercise for the contract’s death benefit and any joint-life coverage under a living benefit. All contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. U.S. Treasury Department regulations provide that for federal tax purposes, the term “spouse” does not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship that is not denominated as a marriage under the laws of the state where the relationship was entered into, regardless of domicile. As a result, if a beneficiary of a deceased owner and the owner were parties to such a relationship, the beneficiary will be required by federal tax law to take distributions from the contract in the manner applicable to non-spouse beneficiaries and will not be able to continue the contract. Please consult your tax and/or legal adviser for further information about this subject.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

PRO.75996-20                                                                     40

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. Because we do not expect that we will incur any federal income tax liability attributable to the separate account we do not intend to make any provision for such taxes. However, changes in the tax laws and/or in their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against a separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

In calculating our corporate income tax liability, we may claim certain corporate income tax benefits associated with the investment company assets, including separate account assets, which are treated as Company assets under applicable income tax law. These benefits may reduce our overall corporate income tax liability. Under current law, such benefits include foreign tax credits and corporate dividends received deductions. We do not pass the tax benefits to the holders of the separate account because (i) the contract owners are not the owners of the assets generating these benefits under applicable income tax law and (ii) we do not currently include Company income taxes in the tax charges you pay under the contract. We reserve the right to change these tax practices.

CONTRACT DISTRIBUTION

General

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker/dealer with the SEC. Voya Financial Partners, LLC is also a member of FINRA and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker/dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker/dealers as “distributors.” Voya Financial Advisors, Inc. is a distributor affiliated with the Company that has entered into a selling agreement with Voya Financial Partners, LLC for the sale of our variable annuity contracts.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid on transferred assets range from 0% to 7%. The commission paid on recurring payments made during the first year of the participant account range from 0% to 7%. After the first year of the participant account, renewal commissions up to 1% may be paid on recurring payments up to the amount of the maximum of prior year’s payments and commissions of up to 7% may be paid on recurring payments in excess of this amount. In addition, the Company may pay up to 2.50% on transferred assets and asset-based commission ranging up to 0.10%.

PRO.75996-20                                                                     41

In addition, we may also pay ongoing annual compensation of up to 40% of the commissions paid during the year in connection with certain premium received during that year if the registered representative attains a certain threshold of sales of Company contracts. Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total purchase payments. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may be limited to contracts offered to certain plans, may not be offered to all distributors and may be limited only to Voya Financial Advisors, Inc., Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period within the maximum commission rates noted above. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc., Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected. Additionally, management personnel of the Company and of its affiliated broker/dealers may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if management personnel meet or exceed goals for sales of the contracts or if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or a specific percentage of the purchase payments received under the contracts or that may be a flat dollar amount which varies based upon other factors, including management’s ability to meet or exceed service requirements, sell new contracts or retain existing contracts or sell additional service features such as a common remitting program.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•     Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•     Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products. We also hold training programs from time to time at our own expense;

•     Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

•     Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

PRO.75996-20                                                                     42

•     Additional cash or non cash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2019, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

•     Morgan Stanley Smith Barney LLC;

•     LPL Financial LLC;

•     Northwestern Mutual Investment Services, Inc.;

•     Kestra Investment Services, LLC;

•     Voya Financial Advisors, Inc.;

•     Lincoln Investment Planning, Inc.;

•     Ameriprise Financial Services, Inc.;

•     Park Avenue Securities, LLC;

•     Royal Alliance Associates, Inc.;

•     Regulus Advisors, LLC;

•     Lincoln Financial Advisors Corporation;

•     NYLIFE Securities LLC;

•     Cetera Advisor Networks LLC;

•     Woodbury Financial Services, Inc.;

•     American Portfolios Financial Services, Inc.;

•     Securities America, Inc.;

•     RBC Capital Markets, LLC;

•     Primerica Financial Services, Inc.;

•     Cetera Advisors LLC;

•     MMA Securities LLC;

•     SagePoint Financial, Inc.;

•     Cetera Investment Services LLC;

•     Purshe Kaplan Sterling Investments, Inc.;

•     M Holdings Securities, Inc.; and

•     Ameritas Investment Corp.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

Third Party Compensation Arrangements. Please be aware that:

•     The Company may seek to promote itself and the contracts by sponsoring or contributing to events sponsored by various associations, professional organizations and labor organizations;

•     The Company may make payments to associations and organizations, including labor organizations, which endorse or otherwise recommend the contracts to their membership. If an endorsement is a factor in your contract purchasing decision, more information on the payment arrangement, if any, is available upon your request; and

•     At the direction of the contract owner, the Company makes payments to the contract owner, its representatives or third party service providers intended to defray or cover the costs of plan or program related administration.

OTHER TOPICS

Order Processing

In certain circumstances, we may need to correct the pricing associated with an order that has been processed. In such circumstances, we may incur a loss or receive a gain depending upon the price of the fund when the order was executed and the price of the fund when the order is corrected. Losses may be covered from our assets and gains that may result from such order correction will be retained by us as additional compensation associated with order processing.

PRO.75996-20                                                                     43

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, for example) or restrict the amount of certain forms of payments or loan repayments. In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Unclaimed Property

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated to Customer Service in writing at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” or by calling 1-800-584-6001.

Cyber Security

Like others in our industry, we are subject to operational and information security risks resulting from “cyber‑attacks”, “hacking” or similar illegal or unauthorized intrusions into computer systems and networks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Although we seek to limit our vulnerability to such risks through technological and other means and we rely on industry standard commercial technologies to maintain the security of our information systems, it is not possible to anticipate or prevent all potential forms of cyber-attack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and similar personal information we maintain, we may be at particular risk for targeting.

PRO.75996-20                                                                     44

Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your account value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract that result from cyber-attacks or information security breaches in the future.

Contract Modification

We may change the contract as required by federal or state law. In addition, we may, upon 30 days’ written notice to the contract holder, make other changes to group contracts that would apply only to individuals who become participants under that contract after the effective date of such changes. If the group contract holder does not agree to a change, we reserve the right to refuse to establish new accounts under that contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•     Litigation. Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•     Regulatory Matters. As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company’s results of operations or cash flows in a particular quarterly or annual period.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or processing these transactions beyond the seven permitted days, under any of the following circumstances:

•     On any business day when the NYSE is closed (except customary weekend and holiday closings) or when trading on the NYSE is restricted;

•     When an emergency exists as determined by the SEC; or

•     During any other periods the SEC may, by order, permit for the protection of investors.

PRO.75996-20                                                                     45

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or any regulatory action.

Transfer of Ownership; Assignment

An assignment of a contract will only be binding on us if it is made in writing and sent to the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature.

If we fail to follow our own procedures, we will be liable for any losses to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

Intent to Confirm Quarterly

Under certain contracts, we will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

THE STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.”

PRO.75996-20                                                                     46

APPENDIX I GUARANTEED ACCUMULATION ACCOUNT

The Guaranteed Accumulation Account (“GAA”) is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts applied to GAA will be held in a nonunitized separate account within the Company’s general account. This appendix is only a summary of certain facts about GAA. Please read the GAA prospectus before investing in this option. You may obtain a copy of the GAA prospectus by contacting us at the address or telephone number referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The Guaranteed Accumulation Account may not be available in all contracts or states, and if permitted under the contract we may close or restrict the Guaranteed Accumulation Account to current or future investment.

General Disclosure. Amounts that you invest in GAA will earn a guaranteed interest rate if amounts are left in GAA for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a “market value adjustment,” which may be positive or negative.

When you decide to invest money in GAA, you will want to contact your representative or the Company to learn:

•     The interest rate we will apply to the amounts that you invest in GAA. We change this rate periodically, so be certain you know what rate we guarantee on the day your account dollars are invested into GAA.

•     The period of time your account dollars need to remain in GAA in order to earn that rate. You are required to leave your account dollars in GAA for a specified period of time (“guaranteed term”), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. For a particular interest rate and guaranteed term to apply to your account dollars, you must invest them during the deposit period during which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in GAA. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with, interest rates available on fixed income investments we may buy using deposits directed to GAA. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in GAA is withdrawn, you may incur the following:

•     A Market Value Adjustment (“MVA”) - as described in this appendix and in the GAA prospectus;

•     Tax Penalties and/or Tax withholding - see “FEDERAL TAX CONSIDERATIONS”;

•     Early Withdrawal Charge - see “FEES”; or

•     Maintenance Fee - see “FEES.”

We do not make deductions from amounts in GAA to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

PRO.75996-20                                                                     47

Market Value Adjustment. If you withdraw or transfer your account value from GAA before the guaranteed term is completed, an MVA may apply. The MVA may be positive or negative. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit as follows:

•     If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into GAA; and

•     If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

If you have elected ECO as described in “SYSTEMATIC DISTRIBUTION OPTIONS,” no MVA applies to amounts withdrawn from the GAA.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the GAA in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or us at the address referenced under “CONTRACT OVERVIEW ‒ Questions:  Contacting the Company” to learn the details about the guaranteed term(s) currently being offered.

In general we offer the following guaranteed terms:

•     Short-term - three years or less; and

•     Long-term - ten years or less, but greater than three years.

At the end of a guaranteed term, your contract holder or you if permitted may:

•     Transfer dollars to a new guaranteed term, if available;

•     Transfer dollars to other available investment options; or

•     Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfer of Account Dollars. Generally, account dollars invested in GAA may be transferred among guaranteed terms offered through GAA, and/or to other investment options offered through the contracts. However, transfers may not be made during the deposit period in which your account dollars are invested in GAA or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

Income Phase. GAA cannot be used as an investment option during the income phase. However, the contract holder (or you, if permitted) may notify us at least 30 days in advance to elect a variable payment option and to transfer your GAA account dollars to any of the subaccounts available during the income phase.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC website at www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-230711.

PRO.75996-20                                                                     48

APPENDIX II THE FIXED ACCOUNTS

The Fixed Account and Fixed Account 2 (collectively the “Accounts” or these “options”) are investment options that may be available during the accumulation phase under the contract. The availability of the Fixed Account and the Fixed Account 2 may vary by plan. Amounts allocated to either of these options are held in the Company’s general account which supports insurance and annuity obligations.

Additional information about these options may be found in the contract.

General Disclosure. Interests in the Accounts have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Accounts may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Accounts has not been reviewed by the SEC.

Interest Rates. The Accounts guarantee that amounts allocated to these options will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. The interest rate to be credited to the amounts allocated to these options may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts allocated to these options will earn the interest rate in effect at the time money is applied. Amounts in the Accounts will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under these options, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to these options and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for a period of up to six months or as provided by applicable federal or state law.

Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•     The Fixed Account or Fixed Account 2 withdrawal value for the contract or for the total of the accounts under the contract exceeds $250,000 on the day before withdrawal; and

•     The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals from the contract or any account under the contract within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before current withdrawal.

The contract describes how we will determine the interest rate credited to amounts held in the Fixed Account or Fixed Account 2 during the payment period, including the minimum interest rate.

Charges. We do not make deductions from amounts in the Fixed Account or Fixed Account 2 to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “FEES - Early Withdrawal Charge.”

PRO.75996-20                                                                    49

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account or Fixed Account 2 to any other available investment option. We may, on a temporary basis, vary the amount that you are allowed to transfer but it will never be less than 10% of your account value held in the Fixed Account or 50% of your account value held in the Fixed Account 2. These limits are reduced by any withdrawals, transfers or income phase payments made in the calendar year. The 10% limit from the Fixed Account does not apply to amounts being transferred into the Fixed Plus Account (if available under the contract).

By notifying us at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company” at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments.

PRO.75996-20                                                                    50

APPENDIX III FIXED PLUS ACCOUNT

The Fixed Plus Account is an investment option that may be available under some contracts. Amounts allocated to the Fixed Plus Account are held in the Company’s general account which supports insurance and annuity obligations. We reserve the right to limit investment in or transfers to the Fixed Plus Account.

Additional information about this option may be found in the contract.

General Disclosure. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus about the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

Interest Rates. We guarantee that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. The interest rate to be credited to the amounts allocated to this option may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantee depends upon the claims-paying ability of the Company. For some contracts we credit amounts held in the Fixed Plus Account with a rate 0.25% higher than the then-declared rate beginning in the tenth year after your account was established. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks in determining the credited rate.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets and whether a transfer credit has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Request for Partial Withdrawal. Partial withdrawals are limited to 20% of the amount held in the Fixed Plus Account on the day we receive a request in good order at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The 20% limit is reduced by any Fixed Plus withdrawals, transfers or income phase payments made in the last 12 months. In calculating the 20% limit, we reserve the right to include payments made through a Systematic Distribution Option, if available under your contract.

The 20% limit is waived if a partial withdrawal is taken proportionally from each investment option in which the account invests and is due to one or more of the following:

•     Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; and/or

•     Due to your death (the withdrawal must occur within six months after death and can only be exercised once).

PRO.75996-20                                                                    51

Request for Full Withdrawal. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

•     One-fifth of the Fixed Plus Account value on the day we receive the request, reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made during the past 12 months;

•     One-fourth of the remaining Fixed Plus Account value 12 months later;

•     One-third of the remaining Fixed Plus Account value 12 months later;

•     One-half of the remaining Fixed Plus Account value 12 months later; and

•     The balance of the Fixed Plus Account value 12 months later.

A full withdrawal may be canceled at any time before the end of the five-payment period.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account.

We will waive the above full withdrawal five-payment period if the full withdrawal is made due to any of the following:

•     Your death occurs before income phase payments have begun (request must be received within six months after date of death); or

•     Election of any income phase payment option with fixed payments or a lifetime payment option with variable payments; or

•     Your account value in the Fixed Plus Account is $3,500 or less and no withdrawals, transfers or income phase payments have been made from your account within the past 12 months.

Charges. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

Transfers. Transfers are limited to 20% of the amount held in the Fixed Plus Account on the day a request in good order is received at the address referenced under “CONTRACT OVERVIEW - Questions:  Contacting the Company.” The 20% is reduced by any Fixed Plus Account withdrawals, transfers or income phase payments made in the past 12 months. We reserve the right to include payments made through a Systematic Distribution Option, if available under your contract, in calculating the 20% limit. The 20% limit will be waived if your account value in the Fixed Plus Account is $1,000 or less.

Income Phase. Amounts accumulating under the Fixed Plus Account can be transferred to the subaccounts to fund variable lifetime income options during the income phase. However, Fixed Plus Account values may not be used to fund nonlifetime income options with variable payments.

Systematic Withdrawal Option. If available under your contract, SWO (see “SYSTEMATIC DISTRIBUTION OPTIONS”), may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the past 12 months.

PRO.75996-20                                                                    52

APPENDIX IV

FIXED PLUS ACCOUNT II A

The Fixed Plus Account II A is an investment option that may be available during the accumulation phase, if selected by the contract holder. If the Fixed Plus Account II A is available to you, the Fixed Account and Fixed Plus Account investment options (hereinafter referred to as “closed fixed accounts”) are closed to new contributions, allocations and transfers, and all contributions, allocations and transfers directed to any of these closed fixed account investment options will automatically be contributed, allocated or transferred to the Fixed Plus Account II A. This option may not be available in all states, through certain contracts, or in certain plans.

Amounts allocated to the Fixed Plus Account II A are held in the Company’s general account which supports our insurance and annuity obligations.

Additional information about this option may be found in an endorsement to the contract.

General Disclosure. Interests in the Fixed Plus Account II A have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account II A may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this appendix regarding the Fixed Plus Account II A has not been reviewed by the SEC.

Certain Restrictions. We reserve the right to limit investments in or transfers to the Fixed Plus Account II A. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account II A transfer or withdrawal in the prior 12-month period. Under certain emergency conditions and subject to conditions under state and/or federal law, if applicable, we may defer payment of a withdrawal from the Fixed Plus Account II A for a period of up to six months.

Interest Rates. The Fixed Plus Account II A guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum interest rate specified in the contract. The interest rate to be credited to the amounts allocated to the Fixed Plus Account II A may be changed at any time, except that we will not apply a decrease to the current credited interest rate following a rate change initiated solely by us prior to the last day of the three month period measured from the first day of the month in which such change was effective. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account II A will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account II A will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, which may include mortality and expense risks, interest rate guarantees, the investment income earned on invested assets, the amortization of any capital gains and/or losses realized on the sale of invested assets, and whether a transfer credit, if applicable, has been selected. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Requests for Partial Withdrawals. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account II A value as a partial withdrawal in each rolling 12-month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at the address referenced under “Contract Overview - Questions: Contacting the Company.” The amount allowed for partial withdrawal is reduced by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option. We reserve the right to impose new or different restrictions and limits applicable to partial withdrawals.

PRO.75996-20                                                                    53

Waiver of Partial Withdrawal Limits. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option (contracts with the Fixed Plus Account II A option require that the income phase payment option be a lifetime annuity option or a nonlifetime option on a fixed basis). We also waive the 20% limit for withdrawals due to your death. The waiver upon death may only be exercised once and must occur within six months after your date of death.

For certain plans and subject to certain conditions we may allow other waivers of the 20% limit on partial withdrawals including, but not limited to, partial withdrawals:

•     Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>   Separation from service is documented in a form acceptable to us;

>   The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>   The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•     As defined in the Tax Code and subject to certain conditions and limits, due to your:

>   Financial hardship;

>   Unforeseeable emergency;

>   In-service distribution permitted by the plan;

>   Disability certified by your employer, if applicable, and paid directly to you;

•     Due to a loan taken in accordance with the terms of the plan; and

•     When the amount in the Fixed Plus Account II A is less than or equal to $2,000.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the 20% limit or any other restriction or limit on partial withdrawals in certain circumstances on a basis that is not unfairly discriminatory.

Unless we agree otherwise, any request for a partial withdrawal that will be taken from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted, then from the Fixed Plus Account II A.

Requests for Full Withdrawals. If the contract holder or you, as applicable, as allowed by the plan and permitted under the contract, request a full withdrawal of your account value or, the value of all individual accounts, we will pay any amounts held in the Fixed Plus Account II A with interest, in five annual payments equal to:

•     One-fifth of the individual Fixed Plus Account II A value, or the value of all individual accounts, as applicable, in the Fixed Plus Account II A on the day the request is received, reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•     One-fourth of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months;

•     One-third of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you, made during the prior 12 months;

•     One-half of the remaining Fixed Plus Account II A value 12 months later reduced by any Fixed Plus Account II A withdrawals, transfers, amounts used to purchase annuity payments, or loans either by the contract holder or you made during the prior 12 months; and

•     The balance of the Fixed Plus Account II A value 12 months later.

We reserve the right to impose new or different restrictions and limits applicable to full withdrawals on a basis that is not unfairly discriminatory.

PRO.75996-20                                                                    54

No early withdrawal charge applies to amounts withdrawn from the Fixed Plus Account II A.

The contract holder or you, as applicable, may cancel a full withdrawal request from the Fixed Plus Account II A at any time.

Once a request is received for a full withdrawal, no further withdrawals, loans, or transfers will be permitted from the Fixed Plus Account II A. Your request may be cancelled at any time before the end of the five-year period. If any contributions are received to your account at any time during the five-year payment period, the full withdrawal will be cancelled and your Fixed Plus Account II A installment payments will cease. If your full withdrawal is cancelled (either by your request or due to receipt of a contribution to your account), a new five-year payment period will begin upon any future full withdrawal from the Fixed Plus Account II A.

Waiver of Full Withdrawal Provisions. For certain plans and subject to certain conditions we may waive the Fixed Plus Account II A five-installment payout for full withdrawals made due to one or more of the following:

•     Due to your death during the accumulation phase if the amount is paid within six months of your death;

•     Due to the election of a lifetime income phase payment option or a nonlifetime income phase payment option on a fixed basis;

•     When the Fixed Plus Account II A value is $5,000 or less (or, if applicable, as otherwise allowed by the plan for a lump-sum cash-out without participant consent) and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months. However, we reserve the right to lower the waived amount to as low as $2,000;

•     Due to your separation from service (provided, however, that severance of employment must qualify as separation from service under Tax Code) and when:

>   Separation from service is documented in a form acceptable to us;

>   The amount withdrawn is paid directly to you or as a direct rollover to another Tax Code Section 403(b), 401 or governmental 457(b) plan or an Individual Retirement Account or Individual Retirement Annuity designated by you; and

>   The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

•     As defined in the Tax Code and subject to certain conditions and limits, due to your:

>   Financial hardship;

>   Unforeseeable emergency;

>   In-service distribution permitted by the plan; or

>   Disability certified by your employer, if applicable, and paid directly to you; and

•     Due to a loan taken in accordance with the terms of the plan.

You can determine what additional waivers, if any, and the required conditions, limits and restrictions that may apply to each waiver by referring to the contract, which includes the Fixed Plus Account II A endorsement. Additionally, we may allow other waivers of the five installment payout or any other restriction or limit on full withdrawals in certain circumstances.

Unless we agree otherwise, any request for a full withdrawal from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

Charges. We do not make deductions from amounts in the Fixed Plus Account II A to cover mortality and expense risks. We consider these risks when determining the credited rate.

PRO.75996-20                                                                    55

Transfers from the Fixed Plus Account II A. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account II A in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at the address referenced under “Contract Overview ‒ Questions: Contacting the Company.” We will reduce amounts allowed for transfer by any Fixed Plus Account II A withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account II A is $5,000. However, we reserve the right to lower the waived amount to as low as $2,000.

If you transfer 20% of your account value held in the Fixed Plus Account II A in each of four consecutive 12-month periods, you may transfer the remaining balance in the succeeding 12-month period provided that no additional amounts are allocated to the Fixed Plus Account II A during the five year period. The 20% amount available to transfer under this provision will be reduced by any amount transferred, taken as a loan or applied to income phase payment options within the 12-month period preceding the first 20% transfer. Also, we may reduce it for payments we made from your Fixed Plus Account II A value under any systematic distribution option.

Unless we agree otherwise, any request for a transfer from general account assets will be deducted first from amounts allocated to the closed fixed accounts, if applicable, until depleted then from the Fixed Plus Account II A.

We reserve the right to impose new or different restrictions and limits applicable to transfers from the Fixed Plus Account II A and to waive any restriction or limit on transfers on a basis that is not unfairly discriminatory.

Contract Loans. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account II A. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account II A values are used for a loan.

Transfer Credits. The Company provides a transfer credit in some cases on transferred assets, as defined by the Company, subject to certain conditions and state approvals. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the contract, you will be provided with additional information specific to the contract.

Election of a transfer credit may impact the mortality and expense risk charge and the credited interest rate under certain fixed interest options. See “FEES” and “Interest Rates” above.

Reinstatement. To the extent permitted under the contract, amounts that would have been reinstated to the closed fixed accounts, as applicable, may instead be reinstated to the Fixed Plus Account II A.

PRO.75996-20                                                                    56

APPENDIX V FUND DESCRIPTIONS

The investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act. Fund prospectuses may be obtained free of charge by contacting us at the address and telephone number referenced under “CONTRACT OVERVIEW - Questions,” by accessing the SEC’s website or by contacting the SEC’s Public Reference Branch. If you received a summary prospectus for any of the funds available through the contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the share class of each fund offered through the contracts, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
American Funds Insurance Series® – Growth Fund Investment Adviser: Capital Research and Management CompanySM	Seeks growth of capital.
American Funds Insurance Series® – Growth-Income Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital and income.
American Funds Insurance Series® – International Fund Investment Adviser: Capital Research and Management CompanySM	Seeks long-term growth of capital.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Research and Management	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.
Federated Hermes Fund for U.S. Government Securities II Investment Adviser: Federated Investment Management Company	Seeks to provide current income.

PRO.75996-20                                                                    57

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Federated Hermes High Income Bond Fund II Investment Adviser: Federated Investment Management Company	Seeks high current income.
Fidelity® VIP ContrafundSM Portfolio Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks long-term capital appreciation.
Fidelity® VIP Equity-Income PortfolioSM Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company LLC is the fund’s manager. Other investment advisers serve as subadvisers for the fund.	Seeks to achieve capital appreciation.

Fidelity® VIP Overseas Portfolio

       Investment Adviser:  Fidelity Management & Research Company LLC is the fund’s manager. FMR Investment Management (UK) Limited, and other investment advisers serve as subadvisers for the fund.

Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Mutual Advisers, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization companies.
Invesco Oppenheimer V.I. Main Street Small Cap Fund® Subadviser: Invesco Advisors, Inc.	Seeks capital appreciation.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.

PRO.75996-20                                                                    58

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks to deliver long-term growth of capital by investing primarily in stocks of mid-sized U.S. companies.
PIMCO International Bond Portfolio (Unhedged) Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield VCT Portfolio Investment Adviser: Amundi Pioneer Asset Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Emerging Markets Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of an index that measures the investment return of emerging markets securities.

Voya Global Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Global Perspectives® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.

PRO.75996-20                                                                    59

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Government Money Market Portfolio* Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide high current return consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya High Yield Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investors with a high level of current income and total return.
Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500® Index while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P MidCap 400® Index while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P SmallCap 600® Index while maintaining a market level of risk.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

PRO.75996-20                                                                    60

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya International High Dividend Low Volatility Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks maximum total return.
Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.

PRO.75996-20                                                                    61

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2025 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

PRO.75996-20                                                                    62

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2045 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2055 Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2055. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2065 Portfolio* Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2065. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).

PRO.75996-20                                                                    63

*   This fund will be available for investment on August 7, 2020.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Bloomberg Barclays U.S. Aggregate Bond Index.
Voya U.S. Stock Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return consisting of capital appreciation and current income.
VY® Clarion Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks total return including capital appreciation and current income.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return consisting of long-term capital appreciation and current income.
VY® Columbia Small Cap Value II Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks long-term growth of capital.

PRO.75996-20                                                                    64

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Invesco Comstock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks total return consisting of long-term capital appreciation and current income.
VY® Invesco Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® Invesco Oppenheimer Global Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Invesco Advisers, Inc.	Seeks capital appreciation.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management, Inc.	Seeks growth from capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.

PRO.75996-20                                                                    65

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital primarily through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Voya Investments, LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
Wanger International Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

PRO.75996-20                                                                    66

APPENDIX VI CONDENSED FINANCIAL INFORMATION

Table 1 - For Contracts with Total Separate Account Charges of 0.35%	CFI 1
Table 2 - For Contracts with Total Separate Account Charges of 0.70%	CFI 4
Table 3 - For Contracts with Total Separate Account Charges of 0.75%	CFI 10
Table 4 - For Contracts with Total Separate Account Charges of 0.80%	CFI 15
Table 5 - For Contracts with Total Separate Account Charges of 0.90%	CFI 21
Table 6 - For Contracts with Total Separate Account Charges of 0.95%	CFI 23
Table 7 - For Contracts with Total Separate Account Charges of 1.00%	CFI 28
Table 8 - For Contracts with Total Separate Account Charges of 1.25%	CFI 35
Table 9 - For Contracts with Total Separate Account Charges of 1.50% Including a 0.25% Administrative Expense Charge Beginning April 7, 1997	CFI 41
Table 10 - For Contracts with Limits on Fees	CFI 47

PRO.75996-20                                                                    67

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2019, the following tables give:  (1) the accumulation unit value ("AUV") at the beginning of the period; (2) the AUV at the end of the period; and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account B available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2019, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2019, are not reflected in the following information.

TABLE 1
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.35%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.00	$23.58	$19.41	$18.04	$17.98	$16.12	$12.32	$10.62	$10.93	$9.36
Value at end of period	$28.84	$22.00	$23.58	$19.41	$18.04	$17.98	$16.12	$12.32	$10.62	$10.93
Number of accumulation units outstanding at end of period	101,342	110,981	124,897	113,705	137,442	134,498	131,393	127,824	117,228	98,084
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$19.36	$21.19	$18.83	$16.01	$16.73	$15.44	$12.09	$10.35	$10.28	$8.96
Value at end of period	$24.59	$19.36	$21.19	$18.83	$16.01	$16.73	$15.44	$12.09	$10.35	$10.28
Number of accumulation units outstanding at end of period	29,845	31,659	14,744	14,572	13,432	14,041	13,850	13,548	13,013	12,807
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.64	$24.77	$18.40	$18.31	$17.15	$15.46	$11.38	$9.96	$9.97	$8.06
Value at end of period	$32.98	$24.64	$24.77	$18.40	$18.31	$17.15	$15.46	$11.38	$9.96	$9.97
Number of accumulation units outstanding at end of period	62,042	60,980	45,825	45,404	45,423	46,217	46,226	48,064	47,223	46,675
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.98	$14.12	$10.87	$11.49	$11.13	$12.15	$9.35	$7.77	$9.41	$8.35
Value at end of period	$15.26	$11.98	$14.12	$10.87	$11.49	$11.13	$12.15	$9.35	$7.77	$9.41
Number of accumulation units outstanding at end of period	13,973	16,291	14,689	13,770	15,871	17,321	21,455	18,805	16,910	14,331
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.35	$19.22	$17.04	$15.51	$16.52	$15.33	$11.90	$10.49	$10.53	$9.64
Value at end of period	$22.30	$17.35	$19.22	$17.04	$15.51	$16.52	$15.33	$11.90	$10.49	$10.53
Number of accumulation units outstanding at end of period	282	282	282	282	282	418	418	419	418	419
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.05	$21.31	$20.02	$17.26	$18.00	$16.20	$12.47	$10.93	$11.43	$9.14
Value at end of period	$22.05	$18.05	$21.31	$20.02	$17.26	$18.00	$16.20	$12.47	$10.93	$11.43
Number of accumulation units outstanding at end of period	3,097	3,096	3,097	3,097	3,097	3,097	4,021	4,022	11,854	14,713
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.57	$17.85	$15.61	$14.53	$14.86	$14.03	$12.07	$10.66	$10.84	$9.53
Value at end of period	$19.67	$16.57	$17.85	$15.61	$14.53	$14.86	$14.03	$12.07	$10.66	$10.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,460	2,459	2,458	2,488
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.41	$13.74	$12.57	$11.87	$12.44	$12.44	$13.00	$12.09	$11.70	$10.13
Value at end of period	$14.42	$13.41	$13.74	$12.57	$11.87	$12.44	$12.44	$13.00	$12.09	$11.70
Number of accumulation units outstanding at end of period	8,891	7,967	9,398	7,799	9,303	11,661	11,281	8,572	12,237	14,204

CFI 1

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.05	$9.93	$9.90	$9.92	$9.95	$9.99	$10.02	$10.05	$10.09	$10.10
Value at end of period	$10.21	$10.05	$9.93	$9.90	$9.92	$9.95	$9.99	$10.02	$10.05	$10.09
Number of accumulation units outstanding at end of period	3,248	0	0	0	0	686	3,232	5,872	8,504	12,748
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$21.38	$22.46	$18.73	$17.12	$17.43	$15.80	$12.13	$10.52	$10.58	$9.30
Value at end of period	$27.46	$21.38	$22.46	$18.73	$17.12	$17.43	$15.80	$12.13	$10.52	$10.58
Number of accumulation units outstanding at end of period	30,719	31,008	31,077	30,283	29,888	29,886	29,882	30,802	30,784	34,917
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$22.74	$24.49	$19.72	$17.94	$17.85	$15.74	$11.88	$10.42	$10.46	$9.21
Value at end of period	$29.47	$22.74	$24.49	$19.72	$17.94	$17.85	$15.74	$11.88	$10.42	$10.46
Number of accumulation units outstanding at end of period	30,404	17,989	25,236	23,935	23,286	19,006	18,063	14,516	15,509	15,965
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.66	$24.21	$21.39	$18.17	$18.56	$17.00	$12.68	$10.81	$10.97	$9.03
Value at end of period	$26.16	$20.66	$24.21	$21.39	$18.17	$18.56	$17.00	$12.68	$10.81	$10.97
Number of accumulation units outstanding at end of period	24,458	23,531	46,431	44,688	41,165	36,264	33,178	28,834	25,245	20,117
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.58	$24.72	$22.57	$17.78	$18.44	$17.55	$12.34	$11.02	$11.14	$9.10
Value at end of period	$26.19	$21.58	$24.72	$22.57	$17.78	$18.44	$17.55	$12.34	$11.02	$11.14
Number of accumulation units outstanding at end of period	17,444	23,205	23,167	21,542	19,812	16,095	14,461	10,244	8,258	7,295
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.33	$15.47	$14.78	$14.22	$14.18	$13.34	$13.40	$12.30	$11.47	$10.48
Value at end of period	$16.79	$15.33	$15.47	$14.78	$14.22	$14.18	$13.34	$13.40	$12.30	$11.47
Number of accumulation units outstanding at end of period	28,575	16,631	15,239	18,195	19,025	16,224	15,977	15,987	18,332	15,414
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$25.21	$25.68	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40	$10.33
Value at end of period	$33.36	$25.21	$25.68	$19.86	$19.17	$18.09	$15.98	$12.24	$10.40
Number of accumulation units outstanding at end of period	5,168	3,401	3,090	4,955	2,054	2,410	376	377	377
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$19.58	$21.31	$18.83	$16.60	$17.43	$15.89	$12.18	$10.66	$10.33	$8.69
Value at end of period	$24.41	$19.58	$21.31	$18.83	$16.60	$17.43	$15.89	$12.18	$10.66	$10.33
Number of accumulation units outstanding at end of period	30,645	29,735	43,885	39,904	35,730	32,476	34,158	34,403	36,142	66,038
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$25.28	$27.42	$22.00	$20.58	$20.54	$18.94	$15.75
Value at end of period	$32.58	$25.28	$27.42	$22.00	$20.58	$20.54	$18.94
Number of accumulation units outstanding at end of period	996	842	154	83	0	548	273
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$21.21	$25.29	$22.81	$18.39	$18.60	$17.52	$12.76	$11.18	$11.51	$9.28
Value at end of period	$26.68	$21.21	$25.29	$22.81	$18.39	$18.60	$17.52	$12.76	$11.18	$11.51
Number of accumulation units outstanding at end of period	7,962	6,181	5,449	5,300	5,259	4,654	4,256	8,297	7,609	5,869
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.00	$17.03	$14.83	$14.05	$14.11	$13.41	$11.57	$10.24	$10.60	$9.35
Value at end of period	$18.84	$16.00	$17.03	$14.83	$14.05	$14.11	$13.41	$11.57	$10.24	$10.60
Number of accumulation units outstanding at end of period	54,366	47,402	45,814	41,941	37,611	33,036	27,744	23,736	20,169	14,820
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.59	$18.17	$15.26	$14.42	$14.54	$13.81	$11.51	$10.04	$10.56	$9.25
Value at end of period	$20.16	$16.59	$18.17	$15.26	$14.42	$14.54	$13.81	$11.51	$10.04	$10.56
Number of accumulation units outstanding at end of period	32,183	27,585	26,472	25,285	22,268	19,853	17,280	16,048	9,374	6,195

CFI 2

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.58	$18.54	$15.34	$14.47	$14.66	$13.87	$11.27	$9.80	$10.36	$9.03
Value at end of period	$20.47	$16.58	$18.54	$15.34	$14.47	$14.66	$13.87	$11.27	$9.80	$10.36
Number of accumulation units outstanding at end of period	969	969	1,034	1,504	875	0	0	0	15,045	11,315
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.91	$15.43	$14.17	$13.61	$13.85
Value at end of period	$16.81	$14.91	$15.43	$14.17	$13.61
Number of accumulation units outstanding at end of period	18,609	19,006	19,012	19,004	19,006
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2013)
Value at beginning of period	$16.11	$16.84	$15.29	$14.52	$14.60	$13.74	$12.49
Value at end of period	$18.43	$16.11	$16.84	$15.29	$14.52	$14.60	$13.74
Number of accumulation units outstanding at end of period	0	1,899	1,862	1,318	2,885	2,292	671
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.75	$18.33	$15.61	$14.65	$14.87	$14.01	$11.48	$10.02	$10.36	$9.19
Value at end of period	$20.50	$16.75	$18.33	$15.61	$14.65	$14.87	$14.01	$11.48	$10.02	$10.36
Number of accumulation units outstanding at end of period	12,547	2,766	5,760	5,758	5,757	5,350	1,871	2,240	1,597	98
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$16.53	$17.66	$15.48	$14.56	$14.70	$13.83	$11.90	$10.51	$10.61	$9.50
Value at end of period	$19.65	$16.53	$17.66	$15.48	$14.56	$14.70	$13.83	$11.90	$10.51	$10.61
Number of accumulation units outstanding at end of period	32,893	34,062	30,079	26,936	19,352	41,516	15,018	12,745	9,656	5,931
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$24.42	$28.61	$25.84	$20.90	$21.34	$19.04	$14.55	$12.55	$13.00	$10.69
Value at end of period	$31.80	$24.42	$28.61	$25.84	$20.90	$21.34	$19.04	$14.55	$12.55	$13.00
Number of accumulation units outstanding at end of period	25,135	26,842	29,052	27,539	51,975	50,310	46,110	42,606	38,075	31,399
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.31	$21.40	$19.36	$16.86	$17.27	$15.91	$12.77	$11.37	$11.53	$10.30
Value at end of period	$23.11	$19.31	$21.40	$19.36	$16.86	$17.27	$15.91	$12.77	$11.37	$11.53
Number of accumulation units outstanding at end of period	21,007	14,969	27,011	28,229	45,100	43,548	39,969	37,980	36,539	34,284
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.76	$22.84	$16.80	$16.82	$16.21	$15.90	$12.55	$10.35	$11.30	$9.77
Value at end of period	$25.95	$19.76	$22.84	$16.80	$16.82	$16.21	$15.90	$12.55	$10.35	$11.30
Number of accumulation units outstanding at end of period	49,632	51,526	53,896	49,633	47,942	45,422	44,638	50,467	50,294	53,593
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$23.16	$26.47	$23.36	$20.44	$21.15	$18.46	$14.08	$11.77	$11.60	$9.47
Value at end of period	$29.13	$23.16	$26.47	$23.36	$20.44	$21.15	$18.46	$14.08	$11.77	$11.60
Number of accumulation units outstanding at end of period	18,817	19,855	32,521	31,774	28,114	26,638	24,592	22,161	19,488	22,108
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.73	$26.68	$21.46	$20.04	$19.72	$17.69	$13.13	$11.35	$11.83	$9.24
Value at end of period	$35.18	$25.73	$26.68	$21.46	$20.04	$19.72	$17.69	$13.13	$11.35	$11.83
Number of accumulation units outstanding at end of period	9,801	13,149	10,876	10,515	12,043	10,752	9,636	20,341	12,096	11,409
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$28.46	$28.87	$21.69	$21.44	$19.42	$17.93	$12.92	$10.90	$11.06	$9.50
Value at end of period	$37.10	$28.46	$28.87	$21.69	$21.44	$19.42	$17.93	$12.92	$10.90	$11.06
Number of accumulation units outstanding at end of period	21,312	26,336	28,652	29,112	30,768	31,818	30,165	31,952	26,484	29,164

CFI 3

Condensed Financial Information (continued)

TABLE 2
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.70%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUNDSM (CLASS 2)
(Funds were first received in this option during February 2017)
Value at beginning of period	$15.92	$16.07	$13.50
Value at end of period	$20.67	$15.92	$16.07
Number of accumulation units outstanding at end of period	3,329	2,936	2,334
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$16.85	$17.43	$15.68	$14.64	$15.07	$13.85	$11.82	$10.77	$10.37	$9.31
Value at end of period	$20.82	$16.85	$17.43	$15.68	$14.64	$15.07	$13.85	$11.82	$10.77	$10.37
Number of accumulation units outstanding at end of period	0	0	0	208	208	208	208	196	182	168
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during March 2015)
Value at beginning of period	$11.12	$11.58	$10.90	$9.56	$10.11
Value at end of period	$12.65	$11.12	$11.58	$10.90	$9.56
Number of accumulation units outstanding at end of period	1,841	1,873	4,295	4,044	1,318
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.15	$22.75	$18.80	$17.53	$17.53	$15.77	$12.10	$10.46	$10.81	$9.29
Value at end of period	$27.63	$21.15	$22.75	$18.80	$17.53	$17.53	$15.77	$12.10	$10.46	$10.81
Number of accumulation units outstanding at end of period	39,528	43,028	42,665	42,651	51,967	51,875	50,293	48,878	54,910	56,322
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$18.62	$20.44	$18.23	$15.56	$16.31	$15.11	$11.88	$10.19	$10.17	$8.89
Value at end of period	$23.56	$18.62	$20.44	$18.23	$15.56	$16.31	$15.11	$11.88	$10.19	$10.17
Number of accumulation units outstanding at end of period	10,441	9,436	10,273	11,816	10,683	11,761	15,620	15,397	17,647	18,672
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.69	$23.90	$17.81	$17.79	$16.72	$15.13	$11.17	$9.81	$9.86	$8.00
Value at end of period	$31.60	$23.69	$23.90	$17.81	$17.79	$16.72	$15.13	$11.17	$9.81	$9.86
Number of accumulation units outstanding at end of period	10,596	12,469	11,643	12,727	12,197	11,680	11,481	10,492	7,187	14,906
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$11.52	$13.62	$10.53	$11.17	$10.85	$11.89	$9.18	$7.65	$9.31	$8.28
Value at end of period	$14.62	$11.52	$13.62	$10.53	$11.17	$10.85	$11.89	$9.18	$7.65	$9.31
Number of accumulation units outstanding at end of period	15,984	18,195	16,139	19,261	17,854	16,432	8,898	7,404	7,652	5,344
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$19.72	$22.80	$20.75	$16.05	$17.45	$17.47	$12.92	$10.99	$11.50	$9.03
Value at end of period	$24.75	$19.72	$22.80	$20.75	$16.05	$17.45	$17.47	$12.92	$10.99	$11.50
Number of accumulation units outstanding at end of period	8,141	6,417	5,680	5,029	4,952	7,849	8,968	6,953	8,282	8,320
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$22.42	$25.18	$22.21	$18.95	$20.28	$18.24	$13.03	$11.12	$11.45	$9.34
Value at end of period	$28.16	$22.42	$25.18	$22.21	$18.95	$20.28	$18.24	$13.03	$11.12	$11.45
Number of accumulation units outstanding at end of period	2,203	3,161	3,070	4,061	10,361	3,409	2,526	2,281	1,799	1,262
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.29	$72.40	$57.25	$56.38	$54.06	$50.21	$36.08	$37.18
Value at end of period	$94.09	$69.29	$72.40	$57.25	$56.38	$54.06	$50.21	$36.08
Number of accumulation units outstanding at end of period	599	630	493	496	380	103	41	38

CFI 4

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.68	$18.54	$16.50	$15.07	$16.10	$15.00	$11.68	$10.33	$10.41	$9.57
Value at end of period	$21.37	$16.68	$18.54	$16.50	$15.07	$16.10	$15.00	$11.68	$10.33	$10.41
Number of accumulation units outstanding at end of period	1,684	2,015	1,953	1,738	1,685	2,314	2,962	2,483	1,405	1,393
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$17.35	$20.57	$19.39	$16.77	$17.55	$15.85	$12.25	$10.77	$11.30	$9.07
Value at end of period	$21.13	$17.35	$20.57	$19.39	$16.77	$17.55	$15.85	$12.25	$10.77	$11.30
Number of accumulation units outstanding at end of period	9,210	9,133	7,991	9,209	9,026	10,109	9,415	8,880	9,486	9,761
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$12.62	$12.99	$12.62	$12.08	$12.51	$12.22	$13.55	$12.55	$11.32	$10.54
Value at end of period	$13.59	$12.62	$12.99	$12.62	$12.08	$12.51	$12.22	$13.55	$12.55	$11.32
Number of accumulation units outstanding at end of period	5,923	5,557	5,397	5,082	6,000	5,941	6,698	11,695	12,669	7,689
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.27	$17.99	$16.89	$14.89	$15.61	$15.70	$14.11	$12.25	$12.54	$10.70
Value at end of period	$19.63	$17.27	$17.99	$16.89	$14.89	$15.61	$15.70	$14.11	$12.25	$12.54
Number of accumulation units outstanding at end of period	2,137	2,844	2,721	3,743	3,501	3,341	1,851	1,491	1,452	621
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.93	$17.22	$15.11	$14.12	$14.48	$13.73	$11.85	$10.50	$10.72	$9.46
Value at end of period	$18.84	$15.93	$17.22	$15.11	$14.12	$14.48	$13.73	$11.85	$10.50	$10.72
Number of accumulation units outstanding at end of period	8,733	8,839	8,810	9,474	9,161	19,027	28,138	27,826	28,282	27,971
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2015)
Value at beginning of period	$10.09	$11.96	$8.81	$8.03	$9.83
Value at end of period	$11.80	$10.09	$11.96	$8.81	$8.03
Number of accumulation units outstanding at end of period	2,626	1,298	870	216	105
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$12.90	$13.25	$12.17	$11.53	$12.13	$12.17	$12.76	$11.91	$11.57	$10.05
Value at end of period	$13.82	$12.90	$13.25	$12.17	$11.53	$12.13	$12.17	$12.76	$11.91	$11.57
Number of accumulation units outstanding at end of period	11,349	10,400	9,767	16,933	19,436	20,202	16,287	16,799	13,531	10,311
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.99	$12.14	$9.88	$9.38	$10.03
Value at end of period	$13.27	$10.99	$12.14	$9.88	$9.38
Number of accumulation units outstanding at end of period	13,340	13,735	14,170	13,495	15,371
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$9.66	$9.58	$9.59	$9.64	$9.71	$9.77	$9.84	$9.91	$9.97	$10.02
Value at end of period	$9.78	$9.66	$9.58	$9.59	$9.64	$9.71	$9.77	$9.84	$9.91	$9.97
Number of accumulation units outstanding at end of period	7,186	7,085	11,258	6,089	6,321	3,612	10,728	5,110	6,436	6,810
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.56	$21.67	$18.13	$16.63	$16.99	$15.46	$11.91	$10.36	$10.46	$9.23
Value at end of period	$26.31	$20.56	$21.67	$18.13	$16.63	$16.99	$15.46	$11.91	$10.36	$10.46
Number of accumulation units outstanding at end of period	66,766	70,628	70,598	77,202	99,154	99,244	111,478	98,753	101,211	108,694
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.19
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	8,724

CFI 5

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.70	$19.46	$18.45	$16.21	$16.66	$16.58	$15.81	$13.96	$13.47	$11.87
Value at end of period	$21.40	$18.70	$19.46	$18.45	$16.21	$16.66	$16.58	$15.81	$13.96	$13.47
Number of accumulation units outstanding at end of period	0	3,365	4,671	5,290	2,258	2,751	2,120	2,216	3,598	825
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.86	$23.63	$19.09	$17.43	$17.41	$15.40	$11.66	$10.26	$10.34	$9.14
Value at end of period	$28.24	$21.86	$23.63	$19.09	$17.43	$17.41	$15.40	$11.66	$10.26	$10.34
Number of accumulation units outstanding at end of period	14,741	14,798	14,065	16,902	14,404	14,157	14,771	14,102	14,681	17,489
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$19.87	$23.36	$20.71	$17.65	$18.10	$16.64	$12.45	$10.65	$10.85	$8.96
Value at end of period	$25.07	$19.87	$23.36	$20.71	$17.65	$18.10	$16.64	$12.45	$10.65	$10.85
Number of accumulation units outstanding at end of period	6,262	6,815	6,212	5,726	5,633	5,591	6,122	6,451	12,137	11,506
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.74	$23.85	$21.85	$17.28	$17.98	$17.17	$12.12	$10.86	$11.02	$9.03
Value at end of period	$25.09	$20.74	$23.85	$21.85	$17.28	$17.98	$17.17	$12.12	$10.86	$11.02
Number of accumulation units outstanding at end of period	4,323	5,683	5,411	5,697	5,296	5,473	5,675	5,601	7,027	6,663
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.74	$14.93	$14.31	$13.81	$13.83	$13.05	$13.16	$12.12	$11.35	$10.40
Value at end of period	$16.08	$14.74	$14.93	$14.31	$13.81	$13.83	$13.05	$13.16	$12.12	$11.35
Number of accumulation units outstanding at end of period	27,533	23,535	23,045	36,663	33,703	20,067	10,217	15,453	11,680	10,297
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$11.03	$12.88	$10.39	$10.37	$10.54	$11.28	$9.36	$7.94	$9.10	$8.50
Value at end of period	$13.31	$11.03	$12.88	$10.39	$10.37	$10.54	$11.28	$9.36	$7.94	$9.10
Number of accumulation units outstanding at end of period	3,360	3,003	2,433	1,598	9,253	8,774	8,756	8,723	8,695	4,572
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.50	$25.05	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36	$10.32
Value at end of period	$32.31	$24.50	$25.05	$19.44	$18.83	$17.83	$15.80	$12.15	$10.36
Number of accumulation units outstanding at end of period	24,843	25,446	23,781	22,970	37,117	40,434	21,415	24,041	21,060
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$18.82	$20.56	$18.24	$16.12	$16.99	$15.55	$11.96	$10.50	$10.22	$8.62
Value at end of period	$23.39	$18.82	$20.56	$18.24	$16.12	$16.99	$15.55	$11.96	$10.50	$10.22
Number of accumulation units outstanding at end of period	19,823	19,291	18,807	20,317	23,870	25,325	18,337	10,247	10,089	4,825
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$24.31	$26.46	$21.30	$19.99	$20.03	$18.53	$14.14	$12.47	$12.62	$9.75
Value at end of period	$31.22	$24.31	$26.46	$21.30	$19.99	$20.03	$18.53	$14.14	$12.47	$12.62
Number of accumulation units outstanding at end of period	7,786	7,669	7,510	6,864	7,276	5,939	8,006	6,703	3,226	2,053
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2010)
Value at beginning of period	$35.38	$35.98	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09	$12.10
Value at end of period	$47.72	$35.38	$35.98	$27.60	$26.08	$24.41	$21.73	$16.58	$14.58	$14.09
Number of accumulation units outstanding at end of period	1,670	1,470	1,068	120	288	485	197	150	111	65
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$22.70	$23.68	$19.46	$17.66	$17.42	$15.54	$11.85	$10.32	$10.14	$9.10
Value at end of period	$29.61	$22.70	$23.68	$19.46	$17.66	$17.42	$15.54	$11.85	$10.32	$10.14
Number of accumulation units outstanding at end of period	9,407	8,749	5,782	5,609	2,690	2,188	1,437	1,076	0	2,086
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$12.53	$13.52	$12.00	$10.45	$10.90	$10.59
Value at end of period	$15.67	$12.53	$13.52	$12.00	$10.45	$10.90
Number of accumulation units outstanding at end of period	8,755	1,537	1,527	1,165	1,007	862

CFI 6

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$32.09	$34.15	$27.66	$26.07	$26.47	$23.99	$19.35
Value at end of period	$42.87	$32.09	$34.15	$27.66	$26.07	$26.47	$23.99
Number of accumulation units outstanding at end of period	1,479	1,672	1,550	1,441	1,309	1,241	4
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2013)
Value at beginning of period	$22.01	$24.44	$20.86	$18.52	$19.19	$17.15	$15.23
Value at end of period	$28.40	$22.01	$24.44	$20.86	$18.52	$19.19	$17.15
Number of accumulation units outstanding at end of period	1,049	956	574	399	950	686	418
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$21.57	$25.82	$21.90	$19.45	$19.76	$18.84	$13.65	$11.93	$11.91	$9.07
Value at end of period	$26.93	$21.57	$25.82	$21.90	$19.45	$19.76	$18.84	$13.65	$11.93	$11.91
Number of accumulation units outstanding at end of period	2,537	2,609	2,915	3,120	3,695	1,073	667	668	533	218
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$20.39	$24.41	$22.08	$17.86	$18.13	$17.14	$12.53	$11.02	$11.38	$9.21
Value at end of period	$25.56	$20.39	$24.41	$22.08	$17.86	$18.13	$17.14	$12.53	$11.02	$11.38
Number of accumulation units outstanding at end of period	6,833	7,077	7,122	8,551	15,444	13,667	15,654	15,994	18,095	18,692
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$16.44	$14.36	$13.65	$13.76	$13.13	$11.36	$10.09	$10.48	$9.28
Value at end of period	$18.05	$15.39	$16.44	$14.36	$13.65	$13.76	$13.13	$11.36	$10.09	$10.48
Number of accumulation units outstanding at end of period	46,408	43,478	56,316	46,893	57,461	68,400	62,777	57,692	64,956	74,277
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$15.95	$17.53	$14.78	$14.01	$14.18	$13.51	$11.30	$9.89	$10.44	$9.18
Value at end of period	$19.32	$15.95	$17.53	$14.78	$14.01	$14.18	$13.51	$11.30	$9.89	$10.44
Number of accumulation units outstanding at end of period	207,498	198,379	193,313	176,878	201,336	197,530	189,906	175,400	171,450	159,973
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$15.94	$17.89	$14.86	$14.06	$14.30	$13.57	$11.07	$9.65	$10.25	$8.96
Value at end of period	$19.62	$15.94	$17.89	$14.86	$14.06	$14.30	$13.57	$11.07	$9.65	$10.25
Number of accumulation units outstanding at end of period	207,540	190,801	172,071	167,520	155,213	137,844	125,005	105,195	84,891	44,248
VOYA SOLUTION 2055 PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2019)
Value at beginning of period	$18.22
Value at end of period	$18.40
Number of accumulation units outstanding at end of period	1,171
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.33	$14.89	$13.72	$13.22	$13.30	$12.67	$11.92	$10.94	$10.98	$10.09
Value at end of period	$16.10	$14.33	$14.89	$13.72	$13.22	$13.30	$12.67	$11.92	$10.94	$10.98
Number of accumulation units outstanding at end of period	16,206	12,385	12,711	14,097	13,899	3,641	11,565	12,209	15,335	16,626
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$15.49	$16.25	$14.81	$14.11	$14.24	$13.45	$12.08	$10.83	$10.71	$9.71
Value at end of period	$17.66	$15.49	$16.25	$14.81	$14.11	$14.24	$13.45	$12.08	$10.83	$10.71
Number of accumulation units outstanding at end of period	645	643	611	597	646	647	647	647	648	1,091
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$16.10	$17.69	$15.11	$14.23	$14.50	$13.70	$11.27	$9.87	$10.24	$9.12
Value at end of period	$19.64	$16.10	$17.69	$15.11	$14.23	$14.50	$13.70	$11.27	$9.87	$10.24
Number of accumulation units outstanding at end of period	19,745	18,968	17,619	15,377	17,891	15,706	14,717	13,808	13,507	13,181
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.89	$17.04	$14.99	$14.15	$14.33	$13.53	$11.68	$10.36	$10.49	$9.43
Value at end of period	$18.82	$15.89	$17.04	$14.99	$14.15	$14.33	$13.53	$11.68	$10.36	$10.49
Number of accumulation units outstanding at end of period	1,072	919	798	664	514	1,007	1,438	2,043	2,024	2,025

CFI 7

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$13.20	$13.33	$13.01	$12.80	$12.86	$12.25	$12.66	$12.28	$11.53	$10.94
Value at end of period	$14.19	$13.20	$13.33	$13.01	$12.80	$12.86	$12.25	$12.66	$12.28	$11.53
Number of accumulation units outstanding at end of period	4,004	10,024	9,488	1,065	932	907	898	966	1,063	1,054
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.48	$27.60	$25.02	$20.31	$20.81	$18.63	$14.28	$12.36	$13.09
Value at end of period	$30.46	$23.48	$27.60	$25.02	$20.31	$20.81	$18.63	$14.28	$12.36
Number of accumulation units outstanding at end of period	561	451	365	622	569	1,218	550	539	525
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$24.71	$25.37	$19.93	$19.05	$20.20	$19.50	$14.14	$11.90	$11.72	$9.33
Value at end of period	$33.99	$24.71	$25.37	$19.93	$19.05	$20.20	$19.50	$14.14	$11.90	$11.72
Number of accumulation units outstanding at end of period	3,994	5,126	4,826	5,083	6,288	5,824	7,271	5,490	5,585	5,835
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2010)
Value at beginning of period	$13.92	$15.33	$13.93	$13.91	$14.21	$12.54	$12.15	$9.70	$10.30	$8.79
Value at end of period	$17.25	$13.92	$15.33	$13.93	$13.91	$14.21	$12.54	$12.15	$9.70	$10.30
Number of accumulation units outstanding at end of period	83	43	3	3	3	4	1,867	1,590	200	111
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$18.22	$19.87	$19.03	$18.38	$17.98	$13.94	$13.76	$11.99	$11.03	$8.68
Value at end of period	$23.19	$18.22	$19.87	$19.03	$18.38	$17.98	$13.94	$13.76	$11.99	$11.03
Number of accumulation units outstanding at end of period	2,991	2,856	2,675	3,254	3,383	4,404	4,548	3,348	2,083	922
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.69	$21.78	$18.04	$16.76	$16.39	$14.63	$10.93	$9.81	$10.36	$9.31
Value at end of period	$26.01	$19.69	$21.78	$18.04	$16.76	$16.39	$14.63	$10.93	$9.81	$10.36
Number of accumulation units outstanding at end of period	1,011	1,000	835	828	2,317	4,214	1,907	1,669	3,287	3,698
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$18.56	$22.73	$20.64	$16.80	$17.43	$16.82	$13.02
Value at end of period	$22.16	$18.56	$22.73	$20.64	$16.80	$17.43	$16.82
Number of accumulation units outstanding at end of period	275	248	289	203	175	145	117
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.97	$22.96	$19.65	$16.79	$17.99	$16.60	$12.38	$10.51	$10.81	$9.45
Value at end of period	$24.84	$19.97	$22.96	$19.65	$16.79	$17.99	$16.60	$12.38	$10.51	$10.81
Number of accumulation units outstanding at end of period	3,498	6,862	6,030	6,413	5,886	8,720	5,889	5,118	3,771	4,215
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.56	$20.65	$18.75	$16.38	$16.84	$15.56	$12.54	$11.20	$11.40	$10.22
Value at end of period	$22.14	$18.56	$20.65	$18.75	$16.38	$16.84	$15.56	$12.54	$11.20	$11.40
Number of accumulation units outstanding at end of period	3,194	4,005	3,384	6,251	4,699	5,087	2,451	4,182	4,895	4,565
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.16	$22.32	$19.74	$16.58	$17.20	$15.73	$11.83	$10.40	$10.70	$9.58
Value at end of period	$23.73	$19.16	$22.32	$19.74	$16.58	$17.20	$15.73	$11.83	$10.40	$10.70
Number of accumulation units outstanding at end of period	6,105	5,938	5,272	5,066	5,732	7,346	4,222	1,849	1,713	2,165
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.00	$22.04	$16.26	$16.34	$15.80	$15.55	$12.32	$10.20	$11.18	$9.70
Value at end of period	$24.87	$19.00	$22.04	$16.26	$16.34	$15.80	$15.55	$12.32	$10.20	$11.18
Number of accumulation units outstanding at end of period	32,110	32,313	32,129	38,673	59,218	58,095	67,619	65,174	65,488	65,368

CFI 8

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$11.85	$14.34	$10.10	$9.00	$10.77	$10.74	$11.48	$9.70	$11.96	$10.01
Value at end of period	$15.50	$11.85	$14.34	$10.10	$9.00	$10.77	$10.74	$11.48	$9.70	$11.96
Number of accumulation units outstanding at end of period	18,599	18,078	16,826	16,748	16,349	16,076	15,465	17,443	14,848	8,200
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$22.27	$25.54	$22.62	$19.86	$20.62	$18.06	$13.83	$11.60	$11.47	$9.40
Value at end of period	$27.91	$22.27	$25.54	$22.62	$19.86	$20.62	$18.06	$13.83	$11.60	$11.47
Number of accumulation units outstanding at end of period	1,397	3,232	3,066	4,836	5,250	5,326	4,872	4,821	4,029	3,478
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.66	$26.63	$23.20	$19.22	$20.09	$18.67	$13.53	$11.48	$11.72	$9.31
Value at end of period	$29.69	$23.66	$26.63	$23.20	$19.22	$20.09	$18.67	$13.53	$11.48	$11.72
Number of accumulation units outstanding at end of period	3,277	3,388	3,189	3,111	3,439	3,045	2,466	224	209	209
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$22.84	$22.89	$20.02	$18.66	$17.86	$16.04	$13.22	$11.62	$11.38	$10.05
Value at end of period	$28.21	$22.84	$22.89	$20.02	$18.66	$17.86	$16.04	$13.22	$11.62	$11.38
Number of accumulation units outstanding at end of period	3,433	3,581	2,870	2,673	6,697	5,162	2,980	6,089	2,585	1,203
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$24.74	$25.75	$20.77	$19.48	$19.22	$17.31	$12.90	$11.18	$11.70	$9.16
Value at end of period	$33.71	$24.74	$25.75	$20.77	$19.48	$19.22	$17.31	$12.90	$11.18	$11.70
Number of accumulation units outstanding at end of period	37,418	38,809	34,216	35,840	39,964	37,207	36,240	35,465	34,166	44,063
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.00	$21.10	$18.28	$15.50	$16.76	$15.71	$12.19	$10.48	$10.64	$9.33
Value at end of period	$23.85	$19.00	$21.10	$18.28	$15.50	$16.76	$15.71	$12.19	$10.48	$10.64
Number of accumulation units outstanding at end of period	3,858	3,349	3,162	5,570	3,526	5,378	9,767	6,430	5,265	3,281
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$27.36	$27.86	$21.00	$20.83	$18.93	$17.54	$12.68	$10.74	$10.93	$9.42
Value at end of period	$35.54	$27.36	$27.86	$21.00	$20.83	$18.93	$17.54	$12.68	$10.74	$10.93
Number of accumulation units outstanding at end of period	14,378	14,828	11,317	10,293	23,650	18,798	24,373	23,926	22,317	23,352
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$11.47	$13.45	$10.59	$10.47	$10.64	$10.84	$9.54	$8.09	$9.30	$8.23
Value at end of period	$14.54	$11.47	$13.45	$10.59	$10.47	$10.64	$10.84	$9.54	$8.09	$9.30
Number of accumulation units outstanding at end of period	2,621	2,159	1,706	1,190	5,726	5,640	2,883	3,058	2,464	3,054
WANGER INTERNATIONAL
Value at beginning of period	$14.39	$17.61	$13.34	$13.63	$13.71	$14.44	$11.89	$9.85	$11.61	$9.36
Value at end of period	$18.58	$14.39	$17.61	$13.34	$13.63	$13.71	$14.44	$11.89	$9.85	$11.61
Number of accumulation units outstanding at end of period	1,331	2,393	1,843	2,567	2,134	5,117	4,454	3,082	2,694	2,193
WANGER SELECT
Value at beginning of period	$19.18	$22.05	$17.53	$15.57	$15.64	$15.27	$11.43	$9.72	$11.89	$9.46
Value at end of period	$24.62	$19.18	$22.05	$17.53	$15.57	$15.64	$15.27	$11.43	$9.72	$11.89
Number of accumulation units outstanding at end of period	1,141	1,141	995	995	992	4,377	2,745	2,520	2,472	2,118
WANGER USA
Value at beginning of period	$23.66	$24.18	$20.36	$18.04	$18.28	$17.56	$13.22	$11.10	$11.58	$9.45
Value at end of period	$30.80	$23.66	$24.18	$20.36	$18.04	$18.28	$17.56	$13.22	$11.10	$11.58
Number of accumulation units outstanding at end of period	1,563	2,502	2,535	3,612	3,773	2,956	3,899	4,193	1,683	1,209

CFI 9

Condensed Financial Information (continued)

TABLE 3
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.75%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS INSURANCE SERIES® - GROWTH-INCOME FUND (CLASS 2)
(Funds were first received in this option during February 2011)
Value at beginning of period	$29.77	$30.54	$25.14	$22.71	$22.56	$20.54	$15.50	$13.30	$14.38
Value at end of period	$37.27	$29.77	$30.54	$25.14	$22.71	$22.56	$20.54	$15.50	$13.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	4,671	358	129
AMERICAN FUNDS INSURANCE SERIES® - INTERNATIONAL FUNDSM (CLASS 2)
(Funds were first received in this option during March 2010)
Value at beginning of period	$17.91	$20.77	$15.84	$15.41	$16.26	$16.83	$13.94	$11.91	$13.95	$12.81
Value at end of period	$21.84	$17.91	$20.77	$15.84	$15.41	$16.26	$16.83	$13.94	$11.91	$13.95
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,294	617	189	290
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$40.06	$41.46	$37.30	$34.84	$35.89	$33.00	$28.17	$25.68	$24.75	$22.24
Value at end of period	$49.46	$40.06	$41.46	$37.30	$34.84	$35.89	$33.00	$28.17	$25.68	$24.75
Number of accumulation units outstanding at end of period	26,623	27,534	15,773	18,678	2,961	3,787	9,028	13,140	18,061	16,307
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$68.57	$73.79	$61.00	$56.91	$56.95	$51.26	$39.34	$34.05	$35.19	$30.25
Value at end of period	$89.55	$68.57	$73.79	$61.00	$56.91	$56.95	$51.26	$39.34	$34.05	$35.19
Number of accumulation units outstanding at end of period	72,982	91,467	111,799	129,161	192,019	200,887	289,853	599,501	669,377	752,482
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$43.22	$47.49	$42.38	$36.18	$37.96	$35.17	$27.65	$23.75	$23.70	$20.74
Value at end of period	$54.67	$43.22	$47.49	$42.38	$36.18	$37.96	$35.17	$27.65	$23.75	$23.70
Number of accumulation units outstanding at end of period	31,803	32,560	38,976	46,255	84,517	86,525	106,761	284,914	329,310	393,276
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$49.65	$50.11	$37.36	$37.34	$35.11	$31.78	$23.48	$20.63	$20.74	$16.83
Value at end of period	$66.19	$49.65	$50.11	$37.36	$37.34	$35.11	$31.78	$23.48	$20.63	$20.74
Number of accumulation units outstanding at end of period	67,642	58,979	43,856	42,458	71,928	77,217	91,764	240,743	273,740	290,253
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.69	$29.20	$22.58	$23.97	$23.30	$25.54	$19.73	$16.46	$20.02	$17.84
Value at end of period	$31.31	$24.69	$29.20	$22.58	$23.97	$23.30	$25.54	$19.73	$16.46	$20.02
Number of accumulation units outstanding at end of period	26,473	28,236	30,749	18,423	18,381	17,804	18,354	108,738	132,292	158,654
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$33.68	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71	$15.49
Value at end of period	$42.24	$33.68	$38.96	$35.47	$27.45	$29.86	$29.92	$22.12	$18.83	$19.71
Number of accumulation units outstanding at end of period	12,559	15,591	18,009	30,828	25,750	35,974	58,885	82,470	105,950	123,200
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$26.43	$29.69	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55	$11.06
Value at end of period	$33.17	$26.43	$29.69	$26.21	$22.37	$23.95	$21.55	$15.40	$13.15	$13.55
Number of accumulation units outstanding at end of period	5,775	5,796	15,419	19,847	19,983	19,821	23,736	37,590	34,671	51,040

CFI 10

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06	$37.18
Value at end of period	$93.73	$69.05	$72.19	$57.12	$56.27	$53.99	$50.16	$36.06
Number of accumulation units outstanding at end of period	1,594	2,169	2,169	4,828	4,828	4,828	9,111	15,747
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$17.01	$18.92	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66	$9.80
Value at end of period	$21.78	$17.01	$18.92	$16.84	$15.39	$16.45	$15.33	$11.95	$10.57	$10.66
Number of accumulation units outstanding at end of period	2,765	2,869	6,535	6,651	7,217	10,857	23,447	47,884	69,984	70,510
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.99	$26.08	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37	$11.55
Value at end of period	$26.77	$21.99	$26.08	$24.59	$21.29	$22.29	$20.14	$15.57	$13.69	$14.37
Number of accumulation units outstanding at end of period	6,071	6,305	7,517	9,894	8,413	9,099	20,387	57,406	75,290	98,967
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.54	$16.01	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00	$13.04
Value at end of period	$16.73	$15.54	$16.01	$15.56	$14.91	$15.44	$15.09	$16.74	$15.51	$14.00
Number of accumulation units outstanding at end of period	30,203	32,394	35,742	43,515	45,927	71,648	105,332	457,803	432,995	434,118
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$20.06	$20.90	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63	$12.48
Value at end of period	$22.78	$20.06	$20.90	$19.63	$17.32	$18.16	$18.28	$16.44	$14.27	$14.63
Number of accumulation units outstanding at end of period	613	5,558	6,403	1,006	5,108	8,621	9,756	16,835	12,456	21,636
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$45.00	$48.67	$42.74	$39.94	$41.00	$38.89	$33.57	$29.76	$30.39	$26.83
Value at end of period	$53.20	$45.00	$48.67	$42.74	$39.94	$41.00	$38.89	$33.57	$29.76	$30.39
Number of accumulation units outstanding at end of period	18,810	21,797	23,735	26,612	39,304	48,504	63,400	261,914	285,191	313,194
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.09	$15.52	$14.26	$13.51	$14.23	$14.27	$14.98	$13.99	$13.59	$11.82
Value at end of period	$16.16	$15.09	$15.52	$14.26	$13.51	$14.23	$14.27	$14.98	$13.99	$13.59
Number of accumulation units outstanding at end of period	27,453	31,075	38,750	45,961	49,263	62,400	121,288	285,888	378,789	416,414
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.96	$12.12	$9.87	$9.38	$10.02
Value at end of period	$13.24	$10.96	$12.12	$9.87	$9.38
Number of accumulation units outstanding at end of period	21,388	23,560	24,556	33,359	45,130
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$15.70	$15.57	$15.59	$15.68	$15.80	$15.92	$16.03	$16.15	$16.27	$16.35
Value at end of period	$15.88	$15.70	$15.57	$15.59	$15.68	$15.80	$15.92	$16.03	$16.15	$16.27
Number of accumulation units outstanding at end of period	101,279	167,027	98,359	103,089	170,795	168,071	103,642	502,721	662,252	593,087
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$48.59	$51.24	$42.90	$39.37	$40.24	$36.62	$28.24	$24.57	$24.83	$21.91
Value at end of period	$62.15	$48.59	$51.24	$42.90	$39.37	$40.24	$36.62	$28.24	$24.57	$24.83
Number of accumulation units outstanding at end of period	433,880	504,973	556,456	613,808	677,021	787,038	849,857	1,674,674	1,982,828	2,190,981
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.19
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	86,562

CFI 11

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.76	$21.61	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01	$13.24
Value at end of period	$23.74	$20.76	$21.61	$20.50	$18.03	$18.53	$18.46	$17.61	$15.56	$15.01
Number of accumulation units outstanding at end of period	0	12,527	35,603	17,019	28,042	43,523	63,891	117,172	111,941	114,611
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.48	$47.02	$38.01	$34.72	$34.69	$30.70	$23.27	$20.48	$20.66	$18.26
Value at end of period	$56.13	$43.48	$47.02	$38.01	$34.72	$34.69	$30.70	$23.27	$20.48	$20.66
Number of accumulation units outstanding at end of period	63,510	65,341	74,832	90,531	105,115	121,517	184,740	397,742	462,228	514,030
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$43.58	$51.26	$45.47	$38.78	$39.78	$36.59	$27.39	$23.45	$23.90	$19.75
Value at end of period	$54.97	$43.58	$51.26	$45.47	$38.78	$39.78	$36.59	$27.39	$23.45	$23.90
Number of accumulation units outstanding at end of period	14,155	19,887	28,043	35,927	42,482	48,896	79,262	294,516	316,940	346,852
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.89	$36.68	$33.62	$26.61	$27.70	$26.47	$18.69	$16.75	$17.00	$13.95
Value at end of period	$38.56	$31.89	$36.68	$33.62	$26.61	$27.70	$26.47	$18.69	$16.75	$17.00
Number of accumulation units outstanding at end of period	15,133	18,115	20,435	22,129	28,404	35,472	50,137	127,560	153,338	178,311
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$31.24	$31.64	$30.35	$29.31	$29.36	$27.73	$27.97	$25.76	$24.13	$22.14
Value at end of period	$34.06	$31.24	$31.64	$30.35	$29.31	$29.36	$27.73	$27.97	$25.76	$24.13
Number of accumulation units outstanding at end of period	100,464	104,485	126,608	164,787	196,426	203,553	210,958	412,751	443,086	588,933
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$9.74	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06	$7.53
Value at end of period	$11.74	$9.74	$11.38	$9.18	$9.17	$9.32	$9.98	$8.28	$7.03	$8.06
Number of accumulation units outstanding at end of period	56,869	58,601	76,272	61,782	51,188	36,738	69,420	193,560	169,945	164,291
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35	$10.32
Value at end of period	$32.16	$24.40	$24.96	$19.38	$18.78	$17.79	$15.77	$12.14	$10.35
Number of accumulation units outstanding at end of period	56,460	60,963	90,534	107,301	126,041	140,171	104,168	223,326	266,700
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.49	$16.93	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44	$7.13
Value at end of period	$19.24	$15.49	$16.93	$15.02	$13.29	$14.02	$12.83	$9.88	$8.67	$8.44
Number of accumulation units outstanding at end of period	97,781	108,487	125,293	150,016	169,025	212,549	193,893	357,422	358,080	235,951
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.99	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20	$13.30
Value at end of period	$42.35	$32.99	$35.93	$28.94	$27.18	$27.24	$25.22	$19.25	$16.99	$17.20
Number of accumulation units outstanding at end of period	20,658	26,658	38,524	23,935	28,548	35,453	70,324	61,143	74,674	84,721
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08	$12.58
Value at end of period	$47.47	$35.21	$35.82	$27.49	$25.99	$24.34	$21.68	$16.55	$14.56	$14.08
Number of accumulation units outstanding at end of period	33,082	25,029	27,040	38,927	39,031	39,008	33,951	42,242	28,094	5,023
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$20.28	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09	$8.16
Value at end of period	$26.43	$20.28	$21.16	$17.39	$15.80	$15.59	$13.91	$10.61	$9.25	$9.09
Number of accumulation units outstanding at end of period	16,138	14,340	14,900	14,452	23,362	17,225	25,240	83,101	59,256	202,137
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06	$12.86
Value at end of period	$42.65	$31.94	$34.01	$27.55	$25.99	$26.39	$23.93	$17.88	$15.59	$16.06
Number of accumulation units outstanding at end of period	0	0	23,985	24,874	28,482	29,856	30,738	38,177	30,613	17,357

CFI 12

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.78	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26	$8.25
Value at end of period	$25.52	$19.78	$21.98	$18.77	$16.68	$17.29	$15.46	$11.60	$9.99	$10.26
Number of accumulation units outstanding at end of period	15,894	16,876	17,146	9,484	13,448	9,396	22,595	42,374	35,053	10,172
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.69	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99	$8.76
Value at end of period	$24.46	$19.69	$22.36	$19.72	$16.40	$17.31	$16.62	$12.07	$10.48	$10.99
Number of accumulation units outstanding at end of period	5,766	5,953	7,867	5,413	5,476	10,149	15,658	44,512	42,269	22,185
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$19.99	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09	$8.44
Value at end of period	$24.94	$19.99	$23.94	$20.32	$18.05	$18.36	$17.51	$12.69	$11.10	$11.09
Number of accumulation units outstanding at end of period	2,336	3,243	3,726	3,175	5,347	5,381	28,188	40,737	43,514	59,137
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$58.69	$70.27	$63.62	$51.49	$52.29	$49.45	$36.16	$31.82	$32.87	$26.63
Value at end of period	$73.53	$58.69	$70.27	$63.62	$51.49	$52.29	$49.45	$36.16	$31.82	$32.87
Number of accumulation units outstanding at end of period	8,914	10,687	11,084	18,813	18,368	21,091	41,912	83,349	83,517	89,437
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$17.18	$18.37	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75	$10.41
Value at end of period	$20.15	$17.18	$18.37	$16.05	$15.27	$15.40	$14.70	$12.73	$11.31	$11.75
Number of accumulation units outstanding at end of period	13,720	14,350	14,940	14,751	15,838	11,648	11,645	117,022	98,107	103,407
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$18.12	$19.92	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90	$10.47
Value at end of period	$21.93	$18.12	$19.92	$16.80	$15.93	$16.13	$15.38	$12.87	$11.27	$11.90
Number of accumulation units outstanding at end of period	964	1,285	62,546	27,971	23,885	0	28,859	160,783	125,547	112,511
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$18.48	$20.74	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92	$10.44
Value at end of period	$22.72	$18.48	$20.74	$17.23	$16.32	$16.60	$15.76	$12.87	$11.23	$11.92
Number of accumulation units outstanding at end of period	1,132	1,180	2,132	1,244	1,244	2,304	31,069	33,701	23,196	19,721
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$15.66	$16.28	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04	$11.07
Value at end of period	$17.59	$15.66	$16.28	$15.00	$14.47	$14.56	$13.88	$13.07	$11.99	$12.04
Number of accumulation units outstanding at end of period	27,978	41,053	44,180	50,169	56,885	51,920	58,817	80,371	75,396	56,707
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$28.77	$30.20	$27.53	$26.24	$26.50	$25.04	$22.50	$20.19	$19.98	$18.12
Value at end of period	$32.78	$28.77	$30.20	$27.53	$26.24	$26.50	$25.04	$22.50	$20.19	$19.98
Number of accumulation units outstanding at end of period	2,811	3,009	2,902	14,840	19,822	19,620	20,619	14,848	21,525	44,516
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$31.76	$34.90	$29.83	$28.11	$28.66	$27.09	$22.30	$19.54	$20.28	$18.07
Value at end of period	$38.72	$31.76	$34.90	$29.83	$28.11	$28.66	$27.09	$22.30	$19.54	$20.28
Number of accumulation units outstanding at end of period	2,494	2,715	2,783	3,868	20,659	20,252	76,440	110,366	109,349	120,592
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$30.17	$32.36	$28.47	$26.90	$27.26	$25.74	$22.25	$19.73	$19.99	$17.98
Value at end of period	$35.71	$30.17	$32.36	$28.47	$26.90	$27.26	$25.74	$22.25	$19.73	$19.99
Number of accumulation units outstanding at end of period	18,156	19,712	20,629	18,325	19,189	20,286	49,388	44,135	51,492	39,293
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.89	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31	$10.74
Value at end of period	$13.86	$12.89	$13.03	$12.72	$12.53	$12.59	$12.00	$12.41	$12.04	$11.31
Number of accumulation units outstanding at end of period	1,841	1,914	9,686	10,708	14,288	22,724	22,576	35,902	150,323	74,414

CFI 13

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.57	$39.49	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46	$15.24
Value at end of period	$43.54	$33.57	$39.49	$35.81	$29.08	$29.82	$26.71	$20.49	$17.74	$18.46
Number of accumulation units outstanding at end of period	2,241	6,256	11,070	12,030	7,064	12,298	29,542	39,086	48,787	76,359
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.82	$39.87	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49	$14.73
Value at end of period	$53.38	$38.82	$39.87	$31.33	$29.97	$31.80	$30.70	$22.28	$18.76	$18.49
Number of accumulation units outstanding at end of period	13,078	15,275	14,231	13,060	19,387	24,408	41,281	110,232	115,750	107,362
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$13.85	$15.25	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29	$8.91
Value at end of period	$17.14	$13.85	$15.25	$13.87	$13.85	$14.16	$12.50	$12.12	$9.68	$10.29
Number of accumulation units outstanding at end of period	24,944	25,196	35,601	36,456	38,770	38,077	73,461	115,251	125,811	129,968
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.34	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53	$8.29
Value at end of period	$22.05	$17.34	$18.92	$18.12	$17.51	$17.14	$13.30	$13.13	$11.45	$10.53
Number of accumulation units outstanding at end of period	7,243	7,560	9,987	29,190	30,740	53,194	134,148	178,507	169,796	176,443
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$23.08	$25.55	$21.17	$19.68	$19.25	$17.20	$12.86	$11.54	$12.20	$10.97
Value at end of period	$30.48	$23.08	$25.55	$21.17	$19.68	$19.25	$17.20	$12.86	$11.54	$12.20
Number of accumulation units outstanding at end of period	7,363	19,770	23,364	15,336	26,355	22,180	36,358	71,795	76,566	85,338
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$17.40	$21.31	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39	$8.36
Value at end of period	$20.76	$17.40	$21.31	$19.36	$15.77	$16.37	$15.81	$11.38	$10.04	$10.39
Number of accumulation units outstanding at end of period	8,251	8,344	7,831	6,607	9,726	6,242	14,564	12,765	16,262	34,190
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$24.08	$27.70	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09	$11.45
Value at end of period	$29.94	$24.08	$27.70	$23.72	$20.28	$21.74	$20.07	$14.98	$12.72	$13.09
Number of accumulation units outstanding at end of period	5,121	5,596	6,340	7,155	13,187	15,603	30,971	44,099	50,606	55,406
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.66	$22.99	$20.88	$18.25	$18.78	$17.36	$14.00	$12.51	$12.74	$11.43
Value at end of period	$24.62	$20.66	$22.99	$20.88	$18.25	$18.78	$17.36	$14.00	$12.51	$12.74
Number of accumulation units outstanding at end of period	85,732	75,650	82,751	100,151	122,351	120,445	118,535	293,689	394,180	453,917
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$21.40	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00	$10.75
Value at end of period	$26.49	$21.40	$24.95	$22.07	$18.54	$19.24	$17.61	$13.25	$11.65	$12.00
Number of accumulation units outstanding at end of period	4,811	8,196	10,705	12,078	8,648	8,315	9,395	39,501	48,307	52,497
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$23.20	$26.93	$19.88	$19.99	$19.34	$19.04	$15.09	$12.50	$13.70	$11.90
Value at end of period	$30.36	$23.20	$26.93	$19.88	$19.99	$19.34	$19.04	$15.09	$12.50	$13.70
Number of accumulation units outstanding at end of period	111,551	130,745	158,009	180,752	196,015	192,039	295,852	932,479	1,071,061	1,195,014
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.19	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50	$20.52
Value at end of period	$31.63	$24.19	$29.28	$20.63	$18.40	$22.02	$21.98	$23.50	$19.87	$24.50
Number of accumulation units outstanding at end of period	30,469	31,816	39,994	42,556	51,958	49,230	173,676	261,785	238,093	409,681
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$35.15	$40.34	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19	$14.90
Value at end of period	$44.04	$35.15	$40.34	$35.74	$31.39	$32.62	$28.58	$21.89	$18.38	$18.19
Number of accumulation units outstanding at end of period	11,179	11,815	14,057	14,219	13,717	14,036	24,299	37,382	47,476	39,117

CFI 14

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$28.44	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15	$11.25
Value at end of period	$35.68	$28.44	$32.03	$27.93	$23.14	$24.21	$22.51	$16.32	$13.85	$14.15
Number of accumulation units outstanding at end of period	12,908	14,640	2,198	2,000	2,023	6,517	10,406	3,409	7,404	18,124
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.85	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93	$12.31
Value at end of period	$34.37	$27.85	$27.92	$24.44	$22.79	$21.82	$19.60	$16.16	$14.22	$13.93
Number of accumulation units outstanding at end of period	210,673	266,073	271,384	305,288	301,192	289,820	571,858	573,862	564,443	567,049
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.93	$31.16	$25.15	$23.59	$23.30	$20.99	$15.65	$13.58	$14.20	$11.14
Value at end of period	$40.75	$29.93	$31.16	$25.15	$23.59	$23.30	$20.99	$15.65	$13.58	$14.20
Number of accumulation units outstanding at end of period	55,723	57,761	62,646	78,014	95,559	107,544	147,893	429,622	486,265	499,361
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.89	$30.99	$26.87	$22.79	$24.66	$23.12	$17.96	$15.44	$15.69	$13.75
Value at end of period	$35.00	$27.89	$30.99	$26.87	$22.79	$24.66	$23.12	$17.96	$15.44	$15.69
Number of accumulation units outstanding at end of period	18,373	21,436	25,749	30,788	48,754	51,232	83,259	167,446	182,881	197,442
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$64.91	$66.12	$49.87	$49.50	$45.01	$41.72	$30.18	$25.58	$26.05	$22.46
Value at end of period	$84.29	$64.91	$66.12	$49.87	$49.50	$45.01	$41.72	$30.18	$25.58	$26.05
Number of accumulation units outstanding at end of period	43,323	41,107	38,738	45,432	57,280	59,817	87,774	143,661	161,435	174,884
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.45	$20.47	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20	$12.57
Value at end of period	$22.10	$17.45	$20.47	$16.13	$15.95	$16.22	$16.53	$14.56	$12.35	$14.20
Number of accumulation units outstanding at end of period	4,487	4,675	9,944	13,350	13,996	14,591	17,947	41,966	61,479	65,389
WANGER INTERNATIONAL
Value at beginning of period	$12.91	$15.81	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46	$8.44
Value at end of period	$16.66	$12.91	$15.81	$11.99	$12.25	$12.33	$12.99	$10.70	$8.87	$10.46
Number of accumulation units outstanding at end of period	13,164	21,047	22,716	50,551	49,524	52,539	94,575	110,335	138,362	147,941
WANGER SELECT
Value at beginning of period	$27.26	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96	$13.50
Value at end of period	$34.98	$27.26	$31.36	$24.94	$22.17	$22.28	$21.76	$16.29	$13.86	$16.96
Number of accumulation units outstanding at end of period	13,593	27,074	30,970	39,691	37,123	40,337	96,880	141,336	147,362	178,655
WANGER USA
Value at beginning of period	$30.24	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86	$12.13
Value at end of period	$39.35	$30.24	$30.92	$26.05	$23.09	$23.40	$22.50	$16.95	$14.23	$14.86
Number of accumulation units outstanding at end of period	15,624	19,361	15,594	8,592	8,926	10,467	30,571	41,243	39,442	47,484

TABLE 4
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.80%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUNDSM (CLASS 2)
(Funds were first received in this option during June 2014)
Value at beginning of period	$15.85	$16.01	$12.58	$11.58	$10.93	$10.63
Value at end of period	$20.56	$15.85	$16.01	$12.58	$11.58	$10.93
Number of accumulation units outstanding at end of period	285	130	177	45	37	592

CFI 15

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$37.93	$40.84	$33.78	$31.53	$31.57	$28.43	$21.83	$18.90	$19.54	$16.81
Value at end of period	$49.51	$37.93	$40.84	$33.78	$31.53	$31.57	$28.43	$21.83	$18.90	$19.54
Number of accumulation units outstanding at end of period	14,574	15,995	17,431	16,618	22,277	22,960	46,084	45,967	49,403	49,556
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$24.48	$26.91	$24.03	$20.52	$21.54	$19.97	$15.71	$13.50	$13.48	$11.80
Value at end of period	$30.95	$24.48	$26.91	$24.03	$20.52	$21.54	$19.97	$15.71	$13.50	$13.48
Number of accumulation units outstanding at end of period	395	405	445	481	480	1,571	1,511	1,468	6,112	9,498
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$29.73	$30.03	$22.40	$22.40	$21.07	$19.08	$14.11	$12.40	$12.47	$10.13
Value at end of period	$39.62	$29.73	$30.03	$22.40	$22.40	$21.07	$19.08	$14.11	$12.40	$12.47
Number of accumulation units outstanding at end of period	4,804	6,555	7,077	7,360	7,770	11,586	8,024	13,605	14,503	11,760
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.06	$20.19	$15.62	$16.58	$16.13	$17.69	$13.67	$11.41	$13.89	$12.38
Value at end of period	$21.62	$17.06	$20.19	$15.62	$16.58	$16.13	$17.69	$13.67	$11.41	$13.89
Number of accumulation units outstanding at end of period	1,071	1,598	2,426	2,346	3,915	2,521	1,867	1,850	2,227	2,099
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62	$15.42
Value at end of period	$41.85	$33.39	$38.64	$35.20	$27.25	$29.66	$29.73	$22.00	$18.73	$19.62
Number of accumulation units outstanding at end of period	2	143	72	613	534	873	702	654	2,738	4,070
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51	$12.41
Value at end of period	$32.93	$26.25	$29.50	$26.05	$22.25	$23.83	$21.46	$15.34	$13.11	$13.51
Number of accumulation units outstanding at end of period	188	2,419	2,585	2,180	5,125	2,652	0	0	33	351
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05	$37.18
Value at end of period	$93.36	$68.82	$71.98	$56.98	$56.16	$53.91	$50.12	$36.05
Number of accumulation units outstanding at end of period	82	59	5	3	3	3	3	3
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$16.85	$18.74	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60	$9.75
Value at end of period	$21.55	$16.85	$18.74	$16.69	$15.26	$16.33	$15.22	$11.87	$10.51	$10.60
Number of accumulation units outstanding at end of period	24	23	23	16	15	15	15	15	15	15
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31	$11.50
Value at end of period	$26.52	$21.80	$25.86	$24.40	$21.13	$22.14	$20.01	$15.48	$13.62	$14.31
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01	$16.75
Value at end of period	$16.60	$15.43	$15.90	$15.47	$14.82	$15.36	$15.01
Number of accumulation units outstanding at end of period	0	0	0	783	783	783	783
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$21.15	$22.89	$20.11	$18.80	$19.31	$18.32	$15.83	$14.04	$14.34	$12.67
Value at end of period	$24.99	$21.15	$22.89	$20.11	$18.80	$19.31	$18.32	$15.83	$14.04	$14.34
Number of accumulation units outstanding at end of period	1,708	1,521	1,738	2,777	3,983	5,202	6,427	2,312	4,307	4,374

CFI 16

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2015)
Value at beginning of period	$10.04	$11.92	$8.79	$8.02	$8.09
Value at end of period	$11.73	$10.04	$11.92	$8.79	$8.02
Number of accumulation units outstanding at end of period	5,069	3,479	343	253	119
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.99	$15.42	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55	$11.79
Value at end of period	$16.04	$14.99	$15.42	$14.17	$13.44	$14.16	$14.21	$14.92	$13.94	$13.55
Number of accumulation units outstanding at end of period	6,931	9,138	1,174	1,174	1,871	2,548	6,968	6,058	2,746	3,103
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.94	$12.10	$9.86	$9.37	$10.02
Value at end of period	$13.21	$10.94	$12.10	$9.86	$9.37
Number of accumulation units outstanding at end of period	10,697	11,401	11,708	12,918	15,209
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2016)
Value at beginning of period	$10.85	$11.79	$10.34	$10.36
Value at end of period	$12.74	$10.85	$11.79	$10.34
Number of accumulation units outstanding at end of period	0	0	201	470
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$12.62	$12.53	$12.55	$12.63	$12.73	$12.83	$12.93	$13.03	$13.13	$13.20
Value at end of period	$12.76	$12.62	$12.53	$12.55	$12.63	$12.73	$12.83	$12.93	$13.03	$13.13
Number of accumulation units outstanding at end of period	9,542	9,708	9,673	9,287	8,755	8,401	40,511	57,059	44,856	40,070
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.42	$20.49	$17.16	$15.76	$16.12	$14.67	$11.32	$9.86	$9.96	$8.80
Value at end of period	$24.83	$19.42	$20.49	$17.16	$15.76	$16.12	$14.67	$11.32	$9.86	$9.96
Number of accumulation units outstanding at end of period	14,257	13,341	12,293	11,254	12,840	11,497	10,271	9,238	7,589	5,835
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.18
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	39,907
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97	$13.21
Value at end of period	$23.57	$20.62	$21.48	$20.38	$17.93	$18.44	$18.38	$17.54	$15.51	$14.97
Number of accumulation units outstanding at end of period	0	12,264	15,705	14,177	2,860	2,472	5,582	4,323	458	598
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$25.15	$27.20	$22.00	$20.11	$20.10	$17.80	$13.50	$11.89	$11.99	$10.61
Value at end of period	$32.44	$25.15	$27.20	$22.00	$20.11	$20.10	$17.80	$13.50	$11.89	$11.99
Number of accumulation units outstanding at end of period	8,996	7,156	5,436	5,211	4,832	4,937	11,634	11,748	9,524	7,148
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$45.04	$53.01	$47.04	$40.14	$41.20	$37.90	$28.40	$24.32	$24.80	$20.51
Value at end of period	$56.78	$45.04	$53.01	$47.04	$40.14	$41.20	$37.90	$28.40	$24.32	$24.80
Number of accumulation units outstanding at end of period	13,786	15,376	16,725	15,262	9,026	8,641	7,315	8,380	7,982	6,637
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.05	$39.19	$35.94	$28.45	$29.63	$28.33	$20.01	$17.95	$18.23	$14.96
Value at end of period	$41.15	$34.05	$39.19	$35.94	$28.45	$29.63	$28.33	$20.01	$17.95	$18.23
Number of accumulation units outstanding at end of period	5,833	5,636	5,624	7,986	6,819	6,465	9,816	11,254	18,679	15,779

CFI 17

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$22.18	$22.48	$21.58	$20.85	$20.89	$19.74	$19.92	$18.36	$17.21	$15.79
Value at end of period	$24.17	$22.18	$22.48	$21.58	$20.85	$20.89	$19.74	$19.92	$18.36	$17.21
Number of accumulation units outstanding at end of period	8,847	5,597	5,195	4,438	4,987	1,471	2,091	3,089	881	498
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05	$7.53
Value at end of period	$11.67	$9.69	$11.32	$9.14	$9.13	$9.29	$9.96	$8.26	$7.02	$8.05
Number of accumulation units outstanding at end of period	19,610	18,051	16,581	15,112	13,469	12,063	10,834	8,439	5,395	2,541
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35	$10.32
Value at end of period	$32.01	$24.31	$24.87	$19.32	$18.73	$17.75	$15.75	$12.12	$10.35
Number of accumulation units outstanding at end of period	10,537	11,799	11,680	21,831	44,854	41,712	34,178	22,444	12,268
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42	$7.11
Value at end of period	$19.11	$15.40	$16.83	$14.94	$13.23	$13.96	$12.78	$9.84	$8.65	$8.42
Number of accumulation units outstanding at end of period	19,441	20,323	19,273	23,676	33,001	36,633	27,127	20,627	21,532	10,268
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12	$13.24
Value at end of period	$41.96	$32.70	$35.63	$28.72	$26.98	$27.06	$25.06	$19.14	$16.90	$17.12
Number of accumulation units outstanding at end of period	9,778	8,232	3,113	2,255	5,492	6,256	6,419	8,462	6,419	2,868
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2014)
Value at beginning of period	$35.04	$35.67	$27.39	$25.91	$24.27	$22.62
Value at end of period	$47.22	$35.04	$35.67	$27.39	$25.91	$24.27
Number of accumulation units outstanding at end of period	915	464	445	887	619	619
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2012)
Value at beginning of period	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59	$9.71
Value at end of period	$26.28	$20.17	$21.06	$17.32	$15.74	$15.54	$13.87	$10.59
Number of accumulation units outstanding at end of period	36,414	33,848	38,099	33,700	15,077	12,673	554	877
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$12.47	$13.47	$11.97	$10.43	$10.89	$10.89
Value at end of period	$15.58	$12.47	$13.47	$11.97	$10.43	$10.89
Number of accumulation units outstanding at end of period	2,242	2,129	3,107	7,610	5,531	3,868
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05	$15.02
Value at end of period	$42.42	$31.79	$33.86	$27.45	$25.90	$26.32	$23.88	$17.84	$15.57	$16.05
Number of accumulation units outstanding at end of period	238	1,003	1,935	1,638	834	578	419	235	344	198
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2015)
Value at beginning of period	$19.68	$21.87	$18.69	$16.61	$16.08
Value at end of period	$25.37	$19.68	$21.87	$18.69	$16.61
Number of accumulation units outstanding at end of period	0	0	0	0	208
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98	$10.09
Value at end of period	$24.32	$19.59	$22.25	$19.63	$16.34	$17.26	$16.58	$12.04	$10.46	$10.98
Number of accumulation units outstanding at end of period	13,339	12,206	12,461	11,072	26,184	23,308	13,871	12,894	961	535

CFI 18

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03	$8.40
Value at end of period	$24.71	$19.82	$23.75	$20.16	$17.92	$18.23	$17.40	$12.61	$11.04	$11.03
Number of accumulation units outstanding at end of period	19,216	18,625	24,534	22,582	9,873	9,761	13,157	14,651	8,599	5,914
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$40.21	$48.17	$43.63	$35.33	$35.89	$33.96	$24.85	$21.87	$22.61	$18.33
Value at end of period	$50.35	$40.21	$48.17	$43.63	$35.33	$35.89	$33.96	$24.85	$21.87	$22.61
Number of accumulation units outstanding at end of period	414	344	371	845	547	83	73	70	794	1,308
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81	$13.65
Value at end of period	$17.46	$15.56	$16.18	$14.92	$14.39	$14.49	$13.81
Number of accumulation units outstanding at end of period	13,876	12,446	16,159	16,703	22,381	10,529	2,230
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.36	$11.30	$10.97
Value at end of period	$13.78	$12.82	$12.97	$12.67	$12.48	$12.55	$11.97	$12.38	$12.02	$11.30
Number of accumulation units outstanding at end of period	11,675	6,769	5,142	4,029	3,079	2,174	1,423	674	0	24
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38	$15.18
Value at end of period	$43.16	$33.29	$39.18	$35.55	$28.88	$29.63	$26.55	$20.38	$17.65	$18.38
Number of accumulation units outstanding at end of period	7,352	3,009	4,969	3,804	4,538	5,420	9,462	8,612	5,675	3,545
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41	$14.67
Value at end of period	$52.91	$38.50	$39.56	$31.11	$29.77	$31.60	$30.52	$22.16	$18.67	$18.41
Number of accumulation units outstanding at end of period	846	1,124	1,053	2,072	3,344	14,313	11,855	5,442	3,736	8,734
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27	$8.90
Value at end of period	$17.04	$13.77	$15.18	$13.81	$13.80	$14.11	$12.47	$12.09	$9.67	$10.27
Number of accumulation units outstanding at end of period	23,528	18,129	16,328	26,395	32,725	41,684	29,195	24,079	23,997	14,623
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51	$8.28
Value at end of period	$21.90	$17.23	$18.81	$18.02	$17.43	$17.07	$13.25	$13.08	$11.41	$10.51
Number of accumulation units outstanding at end of period	2,696	6,756	15,715	12,843	11,069	1,590	5,138	6,745	1,605	3,425
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01	$10.91
Value at end of period	$20.62	$17.29	$21.19	$19.26	$15.69	$16.30	$15.75	$11.34	$10.01
Number of accumulation units outstanding at end of period	417	279	803	3,821	19,792	13,876	3,631	2,795	2,338
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03	$11.41
Value at end of period	$29.67	$23.88	$27.48	$23.54	$20.15	$21.60	$19.95	$14.90	$12.65	$13.03
Number of accumulation units outstanding at end of period	299	441	213	128	87	52	27	0	0	0
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.51	$22.84	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70	$11.40
Value at end of period	$24.44	$20.51	$22.84	$20.76	$18.15	$18.68	$17.29	$13.94	$12.46	$12.70
Number of accumulation units outstanding at end of period	342	150	231	27,007	23,468	20,245	289	286	429	429

CFI 19

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2012)
Value at beginning of period	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20	$12.55
Value at end of period	$26.29	$21.25	$24.79	$21.94	$18.44	$19.15	$17.53	$13.20
Number of accumulation units outstanding at end of period	62	62	6,365	6,564	6,176	1,296	933	479
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$23.04	$26.76	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66	$11.87
Value at end of period	$30.13	$23.04	$26.76	$19.76	$19.88	$19.24	$18.96	$15.03	$12.45	$13.66
Number of accumulation units outstanding at end of period	8,901	9,274	10,577	18,891	18,410	16,325	12,613	10,634	14,525	10,976
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43	$20.47
Value at end of period	$31.39	$24.03	$29.10	$20.51	$18.30	$21.91	$21.89	$23.41	$19.81	$24.43
Number of accumulation units outstanding at end of period	16,434	16,452	17,026	19,543	22,896	18,290	13,209	8,810	5,531	2,532
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2010)
Value at beginning of period	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11	$16.61
Value at end of period	$43.65	$34.86	$40.02	$35.48	$31.18	$32.41	$28.41	$21.77	$18.29	$18.11
Number of accumulation units outstanding at end of period	3,946	8,518	12,486	12,106	14,869	14,575	13,108	8,096	2,454	489
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11	$13.42
Value at end of period	$35.42	$28.25	$31.83	$27.76	$23.02	$24.09	$22.41	$16.26	$13.81	$14.11
Number of accumulation units outstanding at end of period	24,312	20,415	19,668	17,667	15,135	14,725	10,584	2,945	1,351	19
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89	$12.28
Value at end of period	$34.12	$27.66	$27.74	$24.30	$22.67	$21.71	$19.52	$16.10	$14.18	$13.89
Number of accumulation units outstanding at end of period	46,258	40,618	49,324	53,316	47,540	39,928	32,863	25,799	21,838	17,946
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.72	$30.96	$25.01	$23.47	$23.19	$20.90	$15.59	$13.53	$14.16	$11.11
Value at end of period	$40.45	$29.72	$30.96	$25.01	$23.47	$23.19	$20.90	$15.59	$13.53	$14.16
Number of accumulation units outstanding at end of period	19,699	20,476	28,966	27,465	23,779	7,447	5,993	8,844	15,122	11,431
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2016)
Value at beginning of period	$27.68	$30.77	$26.68	$23.39
Value at end of period	$34.71	$27.68	$30.77	$26.68
Number of accumulation units outstanding at end of period	4,953	10,859	16,196	13,617
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$38.12	$38.85	$29.31	$29.11	$26.48	$24.56	$17.78	$15.07	$15.36	$13.25
Value at end of period	$49.47	$38.12	$38.85	$29.31	$29.11	$26.48	$24.56	$17.78	$15.07	$15.36
Number of accumulation units outstanding at end of period	14,305	8,702	6,571	10,548	14,928	5,821	5,476	8,302	7,270	3,989
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16	$12.54
Value at end of period	$21.94	$17.33	$20.34	$16.03	$15.86	$16.14	$16.45	$14.51	$12.31	$14.16
Number of accumulation units outstanding at end of period	10,264	3,213	2,997	2,792	2,552	3,016	3,175	2,779	4,393	3,741
WANGER INTERNATIONAL
Value at beginning of period	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44	$8.43
Value at end of period	$16.56	$12.84	$15.73	$11.93	$12.19	$12.28	$12.95	$10.67	$8.85	$10.44
Number of accumulation units outstanding at end of period	19,982	19,618	24,653	29,110	28,795	24,696	21,648	17,459	14,648	7,570

CFI 20

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
WANGER USA
(Funds were first received in this option during June 2012)
Value at beginning of period	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88	$14.69
Value at end of period	$39.04	$30.02	$30.71	$25.89	$22.95	$23.28	$22.40	$16.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	211

TABLE 5
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARES OF 0.90%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$21.79	$23.49	$19.45	$18.17	$18.21	$16.41	$12.62	$10.93	$11.32	$9.74
Value at end of period	$28.42	$21.79	$23.49	$19.45	$18.17	$18.21	$16.41	$12.62	$10.93	$11.32
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,584
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during January 2016)
Value at beginning of period	$26.68	$26.97	$20.13	$19.72
Value at end of period	$35.51	$26.68	$26.97	$20.13
Number of accumulation units outstanding at end of period	0	238	238	239
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$16.19	$19.23	$18.17	$15.75	$16.52	$14.94	$11.57	$10.19	$10.71	$8.62
Value at end of period	$19.68	$16.19	$19.23	$18.17	$15.75	$16.52	$14.94	$11.57	$10.19	$10.71
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.65	$16.95	$14.90	$13.95	$14.34	$13.62	$11.78	$10.46	$10.69	$9.46
Value at end of period	$18.47	$15.65	$16.95	$14.90	$13.95	$14.34	$13.62	$11.78	$10.46	$10.69
Number of accumulation units outstanding at end of period	88	88	88	89	89	503	504	505	506	4,728
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.44	$14.87	$13.68	$12.99	$13.69	$13.76	$14.46	$13.52	$13.16	$11.46
Value at end of period	$15.44	$14.44	$14.87	$13.68	$12.99	$13.69	$13.76	$14.46	$13.52	$13.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.15	$10.08	$10.11	$10.19	$10.28	$10.37	$10.46	$10.55	$10.65	$10.72
Value at end of period	$10.26	$10.15	$10.08	$10.11	$10.19	$10.28	$10.37	$10.46	$10.55	$10.65
Number of accumulation units outstanding at end of period	107	114	122	130	138	147	155	163	171	180
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.55	$21.70	$18.20	$16.73	$17.12	$15.61	$12.05	$10.50	$10.63	$9.39
Value at end of period	$26.25	$20.55	$21.70	$18.20	$16.73	$17.12	$15.61	$12.05	$10.50	$10.63
Number of accumulation units outstanding at end of period	2,871	3,091	3,338	1,590	1,673	1,764	1,849	1,933	2,015	7,550
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.91	$19.71	$18.73	$16.49	$16.98	$16.94	$16.18	$14.32	$13.84	$12.22
Value at end of period	$21.59	$18.91	$19.71	$18.73	$16.49	$16.98	$16.94	$16.18	$14.32	$13.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	931

CFI 21

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.11	$23.69	$21.04	$17.97	$18.46	$17.01	$12.75	$10.93	$11.16	$9.24
Value at end of period	$25.32	$20.11	$23.69	$21.04	$17.97	$18.46	$17.01	$12.75	$10.93	$11.16
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$18.98	$21.87	$20.07	$15.91	$16.58	$15.87	$11.22	$10.08	$10.24	$8.41
Value at end of period	$22.91	$18.98	$21.87	$20.07	$15.91	$16.58	$15.87	$11.22	$10.08	$10.24
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$15.03	$15.25	$14.65	$14.17	$14.21	$13.44	$13.58	$12.53	$11.75	$10.80
Value at end of period	$16.36	$15.03	$15.25	$14.65	$14.17	$14.21	$13.44	$13.58	$12.53	$11.75
Number of accumulation units outstanding at end of period	799	851	913	971	1,031	1,097	1,160	1,220	1,279	1,349
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2014)
Value at beginning of period	$15.24	$16.68	$14.82	$13.13	$13.87	$13.60
Value at end of period	$18.90	$15.24	$16.68	$14.82	$13.13	$13.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	248
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2012)
Value at beginning of period	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46	$15.28
Value at end of period	$46.72	$34.70	$35.36	$27.18	$25.74	$24.13	$21.53	$16.46
Number of accumulation units outstanding at end of period	0	0	0	0	194	150	151	151
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2015)
Value at beginning of period	$31.48	$33.57	$27.24	$25.73	$27.19
Value at end of period	$41.97	$31.48	$33.57	$27.24	$25.73
Number of accumulation units outstanding at end of period	0	0	0	0	179
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2010)
Value at beginning of period	$24.31	$29.16	$24.78	$22.05	$22.45	$21.45	$15.56	$13.63	$13.64	$11.50
Value at end of period	$30.28	$24.31	$29.16	$24.78	$22.05	$22.45	$21.45	$15.56	$13.63	$13.64
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	219	219
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.39	$17.91	$17.18	$16.63	$16.30	$12.66	$12.52	$10.94	$10.08	$7.95
Value at end of period	$20.82	$16.39	$17.91	$17.18	$16.63	$16.30	$12.66	$12.52	$10.94	$10.08
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	336	337
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$18.65	$20.68	$17.17	$15.98	$15.66	$14.00	$10.49	$9.43	$9.98	$8.99
Value at end of period	$24.60	$18.65	$20.68	$17.17	$15.98	$15.66	$14.00	$10.49	$9.43	$9.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,709
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$19.17	$22.29	$16.48	$16.59	$16.08	$15.85	$12.58	$10.43	$11.46	$9.96
Value at end of period	$25.05	$19.17	$22.29	$16.48	$16.59	$16.08	$15.85	$12.58	$10.43	$11.46
Number of accumulation units outstanding at end of period	0	289	290	290	0	0	0	0	0	0
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.29	$28.46	$23.01	$21.61	$21.38	$19.29	$14.40	$12.51	$13.11	$10.29
Value at end of period	$37.11	$27.29	$28.46	$23.01	$21.61	$21.38	$19.29	$14.40	$12.51	$13.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,261

CFI 22

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$18.10	$20.14	$17.48	$14.85	$16.10	$15.11	$11.76	$10.12	$10.30	$9.04
Value at end of period	$22.67	$18.10	$20.14	$17.48	$14.85	$16.10	$15.11	$11.76	$10.12	$10.30
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	2,815
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$28.57	$29.15	$22.02	$21.88	$19.93	$18.50	$13.41	$11.38	$11.60	$10.02
Value at end of period	$37.04	$28.57	$29.15	$22.02	$21.88	$19.93	$18.50	$13.41	$11.38	$11.60
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0

TABLE 6
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 0.95%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during June 2016)
Value at beginning of period	$10.99	$11.47	$10.83	$10.19
Value at end of period	$12.47	$10.99	$11.47	$10.83
Number of accumulation units outstanding at end of period	2,075	2,213	330	386
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$35.63	$38.42	$31.83	$29.75	$29.83	$26.90	$20.69	$17.94	$18.58	$16.00
Value at end of period	$46.44	$35.63	$38.42	$31.83	$29.75	$29.83	$26.90	$20.69	$17.94	$18.58
Number of accumulation units outstanding at end of period	4,536	4,536	4,536	6,005	11,105	24,539	28,965	29,731	33,189	42,673
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$25.23	$27.78	$24.84	$21.25	$22.34	$20.74	$16.34	$14.06	$14.06	$12.33
Value at end of period	$31.86	$25.23	$27.78	$24.84	$21.25	$22.34	$20.74	$16.34	$14.06	$14.06
Number of accumulation units outstanding at end of period	14	14	14	14	14	14	14	14	14	3,490
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$33.56	$33.94	$25.36	$25.39	$23.92	$21.70	$16.07	$14.14	$14.25	$11.58
Value at end of period	$44.65	$33.56	$33.94	$25.36	$25.39	$23.92	$21.70	$16.07	$14.14	$14.25
Number of accumulation units outstanding at end of period	1,301	1,301	1,301	1,301	1,302	5,646	5,645	6,026	5,953	6,610
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.61	$24.42	$18.93	$20.12	$19.61	$21.53	$16.67	$13.93	$16.98	$15.16
Value at end of period	$26.08	$20.61	$24.42	$18.93	$20.12	$19.61	$21.53	$16.67	$13.93	$16.98
Number of accumulation units outstanding at end of period	12	12	12	12	244	244	244	244	2,774	4,733
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$32.24	$37.36	$34.08	$26.43	$28.81	$28.92	$21.43	$18.27	$19.17	$15.09
Value at end of period	$40.35	$32.24	$37.36	$34.08	$26.43	$28.81	$28.92	$21.43	$18.27	$19.17
Number of accumulation units outstanding at end of period	621	621	621	2,365	2,365	3,285	3,285	3,285	3,592	3,459
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40	$10.96
Value at end of period	$32.21	$25.71	$28.95	$25.60	$21.89	$23.49	$21.18	$15.17	$12.98	$13.40
Number of accumulation units outstanding at end of period	0	0	0	0	4,222	5,731	5,733	5,730	5,565	5,390

CFI 23

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$24.78	$27.62	$24.63	$22.55	$24.16	$22.56	$17.62	$15.62	$15.78	$14.54
Value at end of period	$31.66	$24.78	$27.62	$24.63	$22.55	$24.16	$22.56	$17.62	$15.62	$15.78
Number of accumulation units outstanding at end of period	0	0	150	190	1,017	3,156	3,155	3,155	3,155	3,123
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$25.07	$29.79	$28.15	$24.42	$25.62	$23.19	$17.97	$15.83	$16.65	$13.40
Value at end of period	$30.46	$25.07	$29.79	$28.15	$24.42	$25.62	$23.19	$17.97	$15.83	$16.65
Number of accumulation units outstanding at end of period	0	0	0	0	2,309	2,310	2,310	2,309	2,310	2,471
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81	$12.90
Value at end of period	$16.21	$15.09	$15.58	$15.17	$14.56	$15.11	$14.80	$16.46	$15.28	$13.81
Number of accumulation units outstanding at end of period	0	0	0	0	0	452	1,280	1,855	1,609	422
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$20.39	$22.09	$19.44	$18.20	$18.72	$17.79	$15.39	$13.67	$13.99	$12.38
Value at end of period	$24.05	$20.39	$22.09	$19.44	$18.20	$18.72	$17.79	$15.39	$13.67	$13.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,805	4,806	4,805	4,806	4,804
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2017)
Value at beginning of period	$9.97	$11.85	$11.64
Value at end of period	$11.63	$9.97	$11.85
Number of accumulation units outstanding at end of period	0	7,420	7,421
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43	$11.70
Value at end of period	$15.69	$14.68	$15.12	$13.92	$13.22	$13.95	$14.02	$14.75	$13.80	$13.43
Number of accumulation units outstanding at end of period	1,561	1,665	0	0	667	4,468	9,718	10,781	15,964	14,792
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.87	$12.05	$9.83	$9.36	$10.02
Value at end of period	$13.11	$10.87	$12.05	$9.83	$9.36
Number of accumulation units outstanding at end of period	0	0	0	0	208
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.55	$10.49	$10.52	$10.61	$10.71	$10.81	$10.91	$11.01	$11.11	$11.19
Value at end of period	$10.66	$10.55	$10.49	$10.52	$10.61	$10.71	$10.81	$10.91	$11.01	$11.11
Number of accumulation units outstanding at end of period	1,530	1,499	1,467	1,443	1,423	1,392	1,361	10,733	1,715	3,390
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$27.34	$28.89	$24.23	$22.29	$22.82	$20.81	$16.08	$14.02	$14.19	$12.55
Value at end of period	$34.90	$27.34	$28.89	$24.23	$22.29	$22.82	$20.81	$16.08	$14.02	$14.19
Number of accumulation units outstanding at end of period	13,733	14,058	14,059	14,062	17,092	17,099	17,547	18,036	18,132	28,576
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.18
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	11,047
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84	$13.11
Value at end of period	$23.06	$20.20	$21.07	$20.03	$17.64	$18.18	$18.14	$17.34	$15.35	$14.84
Number of accumulation units outstanding at end of period	0	2,789	2,789	2,863	3,311	3,310	3,574	3,418	448	1,528

CFI 24

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.42	$30.79	$24.94	$22.83	$22.86	$20.27	$15.39	$13.58	$13.72	$12.15
Value at end of period	$36.61	$28.42	$30.79	$24.94	$22.83	$22.86	$20.27	$15.39	$13.58	$13.72
Number of accumulation units outstanding at end of period	4,089	4,170	4,746	1,304	1,304	1,304	1,324	1,901	829	605
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.82	$37.50	$33.33	$28.48	$29.28	$26.98	$20.24	$17.36	$17.73	$14.68
Value at end of period	$40.05	$31.82	$37.50	$33.33	$28.48	$29.28	$26.98	$20.24	$17.36	$17.73
Number of accumulation units outstanding at end of period	121	139	183	1,078	1,078	1,078	1,145	1,525	1,851	2,312
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$31.24	$36.00	$33.07	$26.22	$27.35	$26.19	$18.52	$16.64	$16.92	$13.91
Value at end of period	$37.69	$31.24	$36.00	$33.07	$26.22	$27.35	$26.19	$18.52	$16.64	$16.92
Number of accumulation units outstanding at end of period	2,024	2,044	2,064	7,776	2,938	2,938	2,938	3,438	2,573	2,402
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$17.46	$17.72	$17.03	$16.48	$16.54	$15.65	$15.82	$14.60	$13.71	$12.60
Value at end of period	$19.00	$17.46	$17.72	$17.03	$16.48	$16.54	$15.65	$15.82	$14.60	$13.71
Number of accumulation units outstanding at end of period	1,928	2,115	2,430	2,484	5,603	3,541	3,287	4,263	4,115	4,097
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02	$7.51
Value at end of period	$11.47	$9.53	$11.16	$9.02	$9.03	$9.20	$9.87	$8.21	$6.98	$8.02
Number of accumulation units outstanding at end of period	0	0	0	0	1,514	1,514	1,983	2,026	1,997	3,273
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33	$10.32
Value at end of period	$31.57	$24.01	$24.60	$19.14	$18.59	$17.64	$15.68	$12.08	$10.33
Number of accumulation units outstanding at end of period	3,983	3,982	6,878	4,111	6,149	5,521	4,339	4,342	4,236
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37	$7.07
Value at end of period	$18.72	$15.10	$16.54	$14.71	$13.04	$13.77	$12.63	$9.75	$8.58	$8.37
Number of accumulation units outstanding at end of period	6,288	6,290	6,289	9,591	14,066	19,675	20,635	9,709	9,578	6,331
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$42.46	$46.33	$37.39	$35.19	$35.34	$32.78	$25.08	$22.17	$22.49	$18.13
Value at end of period	$54.39	$42.46	$46.33	$37.39	$35.19	$35.34	$32.78	$25.08	$22.17	$22.49
Number of accumulation units outstanding at end of period	701	701	701	0	0	0	173	0	282	5,725
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during May 2012)
Value at beginning of period	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43	$15.49
Value at end of period	$46.47	$34.54	$35.21	$27.08	$25.65	$24.07	$21.48	$16.43
Number of accumulation units outstanding at end of period	909	1,163	1,332	1,365	0	13	13	13
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75	$11.19
Value at end of period	$25.82	$19.85	$20.76	$17.10	$15.56	$15.38	$13.75
Number of accumulation units outstanding at end of period	927	1,150	1,037	1,076	1,125	1,170	1,217
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2014)
Value at beginning of period	$31.33	$33.42	$27.13	$25.64	$26.09	$22.72
Value at end of period	$41.75	$31.33	$33.42	$27.13	$25.64	$26.09
Number of accumulation units outstanding at end of period	0	0	0	0	815	815

CFI 25

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2013)
Value at beginning of period	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28	$12.50
Value at end of period	$24.93	$19.37	$21.56	$18.45	$16.42	$17.06	$15.28
Number of accumulation units outstanding at end of period	731	739	912	948	985	1,025	1,066
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2010)
Value at beginning of period	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93	$9.99
Value at end of period	$23.90	$19.28	$21.93	$19.38	$16.15	$17.08	$16.44	$11.96	$10.40	$10.93
Number of accumulation units outstanding at end of period	675	675	675	675	675	694	937	18	33	39
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$32.90	$39.49	$33.57	$29.89	$30.45	$29.11	$21.13	$18.52	$18.54	$14.14
Value at end of period	$40.97	$32.90	$39.49	$33.57	$29.89	$30.45	$29.11	$21.13	$18.52	$18.54
Number of accumulation units outstanding at end of period	231	231	231	231	465	465	465	465	1,083	436
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$34.91	$41.88	$37.99	$30.81	$31.35	$29.71	$21.77	$19.19	$19.87	$16.13
Value at end of period	$43.65	$34.91	$41.88	$37.99	$30.81	$31.35	$29.71	$21.77	$19.19	$19.87
Number of accumulation units outstanding at end of period	170	178	185	0	0	0	0	2	415	415
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62	$10.31
Value at end of period	$19.56	$16.72	$17.91	$15.68	$14.95	$15.11	$14.44	$12.53	$11.16	$11.62
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,124	2,556	2,154
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79	$10.34
Value at end of period	$22.07	$17.98	$20.22	$16.84	$15.97	$16.28	$15.49	$12.67	$11.08	$11.79
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	405	405
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$15.24	$15.87	$14.66	$14.16	$14.45
Value at end of period	$17.08	$15.24	$15.87	$14.66	$14.16
Number of accumulation units outstanding at end of period	11,545	11,546	11,547	11,543	11,549
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$21.45	$23.62	$20.23	$19.10	$19.51	$18.48	$15.25	$13.38	$13.92	$12.43
Value at end of period	$26.10	$21.45	$23.62	$20.23	$19.10	$19.51	$18.48	$15.25	$13.38	$13.92
Number of accumulation units outstanding at end of period	4,516	4,516	4,517	4,516	4,516	4,517	4,518	4,515	4,518	4,516
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$20.40	$21.93	$19.33	$18.30	$18.58	$17.58	$15.23	$13.53	$13.74	$12.38
Value at end of period	$24.10	$20.40	$21.93	$19.33	$18.30	$18.58	$17.58	$15.23	$13.53	$13.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25	$10.70
Value at end of period	$13.54	$12.62	$12.78	$12.51	$12.34	$12.43	$11.87	$12.29	$11.95	$11.25
Number of accumulation units outstanding at end of period	175	0	227	266	308	352	0	1,482	1,507	1,872
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$37.27	$43.93	$39.91	$32.48	$33.37	$29.95	$23.02	$19.97	$20.82	$17.22
Value at end of period	$48.24	$37.27	$43.93	$39.91	$32.48	$33.37	$29.95	$23.02	$19.97	$20.82
Number of accumulation units outstanding at end of period	209	218	328	346	100	1,246	3,093	3,721	3,995	4,178

CFI 26

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$41.76	$42.97	$33.84	$32.43	$34.48	$33.36	$24.25	$20.46	$20.21	$16.13
Value at end of period	$57.30	$41.76	$42.97	$33.84	$32.43	$34.48	$33.36	$24.25	$20.46	$20.21
Number of accumulation units outstanding at end of period	953	982	866	866	866	2,025	3,090	4,268	4,135	3,922
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43	$8.23
Value at end of period	$21.46	$16.90	$18.48	$17.74	$17.18	$16.85	$13.09	$12.95	$11.32	$10.43
Number of accumulation units outstanding at end of period	556	556	556	2,165	1,038	12,575	7,702	7,701	13,691	1,752
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$26.71	$29.63	$24.60	$22.91	$22.46	$20.10	$15.06	$13.54	$14.34	$12.92
Value at end of period	$35.20	$26.71	$29.63	$24.60	$22.91	$22.46	$20.10	$15.06	$13.54	$14.34
Number of accumulation units outstanding at end of period	0	0	0	0	0	3	3	3	3	3
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$26.98	$31.10	$26.68	$22.86	$24.55	$22.71	$16.98	$14.45	$14.90	$13.06
Value at end of period	$33.47	$26.98	$31.10	$26.68	$22.86	$24.55	$22.71	$16.98	$14.45	$14.90
Number of accumulation units outstanding at end of period	0	0	0	0	831	1,663	4,451	4,451	4,237	4,575
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59	$11.32
Value at end of period	$23.90	$20.09	$22.40	$20.39	$17.86	$18.41	$17.06	$13.78	$12.33	$12.59
Number of accumulation units outstanding at end of period	4,262	4,262	4,262	4,262	4,778	6,480	11,935	13,631	13,541	13,007
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87	$10.65
Value at end of period	$25.72	$20.82	$24.32	$21.56	$18.15	$18.88	$17.31	$13.05	$11.50	$11.87
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	0
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54	$11.78
Value at end of period	$29.46	$22.57	$26.25	$19.41	$19.56	$18.96	$18.71	$14.86	$12.32	$13.54
Number of accumulation units outstanding at end of period	8,927	9,060	11,476	11,583	19,779	17,712	23,063	23,064	23,444	22,363
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22	$20.33
Value at end of period	$30.71	$23.54	$28.55	$20.15	$18.01	$21.60	$21.60	$23.14	$19.61	$24.22
Number of accumulation units outstanding at end of period	6,815	3,898	4,843	1,574	2,062	2,363	3,386	3,436	4,410	6,960
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$38.28	$44.01	$39.07	$34.39	$35.80	$31.44	$24.13	$20.29	$20.12	$16.52
Value at end of period	$47.85	$38.28	$44.01	$39.07	$34.39	$35.80	$31.44	$24.13	$20.29	$20.12
Number of accumulation units outstanding at end of period	0	0	0	1,086	1,298	2,644	5,236	6,383	7,821	7,409
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$15.20	$11.14
Value at end of period	$34.65	$27.68	$31.23	$27.28	$22.65	$23.74	$22.12	$16.07	$13.67	$13.99
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	396	0
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77	$12.19
Value at end of period	$33.38	$27.10	$27.22	$23.87	$22.31	$21.40	$19.26	$15.91	$14.03	$13.77
Number of accumulation units outstanding at end of period	21,565	22,364	20,937	21,445	24,093	29,260	31,358	31,310	46,866	53,651
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04	$11.03
Value at end of period	$39.56	$29.11	$30.37	$24.56	$23.09	$22.85	$20.62	$15.40	$13.39	$14.04
Number of accumulation units outstanding at end of period	1,565	1,624	2,442	991	709	5,105	5,107	5,107	6,368	6,324

CFI 27

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45	$13.57
Value at end of period	$33.85	$27.03	$30.10	$26.14	$22.22	$24.09	$22.64	$17.61	$15.17	$15.45
Number of accumulation units outstanding at end of period	1,256	1,256	1,256	1,256	3,337	7,406	7,404	7,407	15,273	16,002
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$40.86	$41.70	$31.52	$31.34	$28.55	$26.52	$19.23	$16.33	$16.66	$14.39
Value at end of period	$52.95	$40.86	$41.70	$31.52	$31.34	$28.55	$26.52	$19.23	$16.33	$16.66
Number of accumulation units outstanding at end of period	2,429	2,566	2,890	1,757	5,209	2,180	2,180	2,541	2,416	3,072
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04	$12.46
Value at end of period	$21.46	$16.98	$19.96	$15.76	$15.61	$15.91	$16.24	$14.34	$12.19	$14.04
Number of accumulation units outstanding at end of period	0	0	0	0	358	358	358	358	358	329
WANGER INTERNATIONAL
Value at beginning of period	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39	$8.39
Value at end of period	$16.25	$12.62	$15.48	$11.76	$12.04	$12.14	$12.82	$10.58	$8.78	$10.39
Number of accumulation units outstanding at end of period	0	0	0	0	1,970	2,694	1,664	1,664	1,750	7,590
WANGER SELECT
Value at beginning of period	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74	$13.35
Value at end of period	$33.90	$26.47	$30.51	$24.32	$21.66	$21.81	$21.35	$16.01	$13.65	$16.74
Number of accumulation units outstanding at end of period	4	4	4	4	4	1,429	1,428	1,429	1,296	1,136
WANGER USA
(Funds were first received in this option during April 2010)
Value at beginning of period	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66	$12.91
Value at end of period	$38.14	$29.37	$30.09	$25.40	$22.55	$22.91	$22.07	$16.66	$14.01	$14.66
Number of accumulation units outstanding at end of period	0	0	0	0	0	330	330	330	260	159

TABLE 7
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARES OF 1.00%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.14	$17.79	$16.04	$15.02	$15.51	$14.29	$13.05
Value at end of period	$21.11	$17.14	$17.79	$16.04	$15.02	$15.51	$14.29
Number of accumulation units outstanding at end of period	22,141	13,648	14,138	14,572	13,521	16,570	9,894
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
Value at beginning of period	$12.01
Value at end of period	$12.43
Number of accumulation units outstanding at end of period	1,183
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.51	$23.21	$19.23	$17.99	$18.05	$16.28	$14.05
Value at end of period	$28.02	$21.51	$23.21	$19.23	$17.99	$18.05	$16.28
Number of accumulation units outstanding at end of period	245,319	278,315	295,063	322,620	430,105	546,341	788,740

CFI 28

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.93	$20.85	$18.66	$15.97	$16.79	$15.60	$14.15
Value at end of period	$23.89	$18.93	$20.85	$18.66	$15.97	$16.79	$15.60
Number of accumulation units outstanding at end of period	133,666	137,537	142,741	160,725	209,748	292,189	382,397
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.10	$24.38	$18.23	$18.26	$17.21	$15.62	$12.92
Value at end of period	$32.05	$24.10	$24.38	$18.23	$18.26	$17.21	$15.62
Number of accumulation units outstanding at end of period	183,473	178,505	173,982	171,271	213,054	273,828	268,858
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.72	$13.89	$10.77	$11.46	$11.17	$12.27	$10.29
Value at end of period	$14.82	$11.72	$13.89	$10.77	$11.46	$11.17	$12.27
Number of accumulation units outstanding at end of period	55,618	57,718	55,765	59,140	85,150	105,950	140,583
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.06	$23.26	$21.23	$16.47	$17.96	$18.04	$15.01
Value at end of period	$25.10	$20.06	$23.26	$21.23	$16.47	$17.96	$18.04
Number of accumulation units outstanding at end of period	18,342	18,692	19,146	24,440	27,711	30,566	28,916
INVESCO OPPENHEIMER V.I. GLOBAL FUND (SERIES I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.18	$22.31	$16.49	$16.64	$16.17	$15.97	$14.01
Value at end of period	$25.02	$19.18	$22.31	$16.49	$16.64	$16.17	$15.97
Number of accumulation units outstanding at end of period	273	273	273	273	279	1,443	1,450
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.81	$25.69	$22.73	$19.45	$20.87	$18.84	$15.83
Value at end of period	$28.56	$22.81	$25.69	$22.73	$19.45	$20.87	$18.84
Number of accumulation units outstanding at end of period	2,207	4,665	5,635	7,047	17,373	16,021	12,130
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$68.70	$72.00	$57.11	$56.40	$54.25	$50.53	$40.22
Value at end of period	$93.01	$68.70	$72.00	$57.11	$56.40	$54.25	$50.53
Number of accumulation units outstanding at end of period	3,789	3,744	3,397	2,894	3,554	2,080	3,187
INVESCO V.I. CORE EQUITY FUND (SERIES I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.97	$18.92	$16.88	$15.47	$16.58	$15.48	$13.82
Value at end of period	$21.67	$16.97	$18.92	$16.88	$15.47	$16.58	$15.48
Number of accumulation units outstanding at end of period	12,994	12,327	12,314	12,469	12,337	14,808	21,650
JANUS HENDERSON BALANCED PORTFOLIO (INSTITUTIONAL SHARES)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.58	$21.65	$18.47	$17.83	$17.90	$16.66	$15.25
Value at end of period	$26.19	$21.58	$21.65	$18.47	$17.83	$17.90	$16.66
Number of accumulation units outstanding at end of period	473	473	473	473	473	473	473

CFI 29

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.65	$20.98	$19.84	$17.21	$18.07	$16.37	$14.47
Value at end of period	$21.43	$17.65	$20.98	$19.84	$17.21	$18.07	$16.37
Number of accumulation units outstanding at end of period	7,568	7,996	9,108	10,415	16,371	27,416	27,319
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.83	$13.25	$12.92	$12.40	$12.88	$12.61	$13.44
Value at end of period	$13.78	$12.83	$13.25	$12.92	$12.40	$12.88	$12.61
Number of accumulation units outstanding at end of period	55,107	53,475	57,396	54,051	53,286	55,237	77,376
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$17.57	$18.35	$17.28	$15.28	$16.07	$16.21	$15.60
Value at end of period	$19.90	$17.57	$18.35	$17.28	$15.28	$16.07	$16.21
Number of accumulation units outstanding at end of period	13,273	12,783	12,358	9,857	9,250	12,869	7,564
VOYA BALANCED PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.20	$17.57	$15.46	$14.49	$14.91	$14.18	$13.04
Value at end of period	$19.11	$16.20	$17.57	$15.46	$14.49	$14.91	$14.18
Number of accumulation units outstanding at end of period	108,192	121,122	172,522	186,050	347,524	413,319	508,953
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2019)
Value at beginning of period	$10.53
Value at end of period	$11.60
Number of accumulation units outstanding at end of period	3,911
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.12	$13.52	$12.45	$11.83	$12.49	$12.56	$12.67
Value at end of period	$14.01	$13.12	$13.52	$12.45	$11.83	$12.49	$12.56
Number of accumulation units outstanding at end of period	37,515	35,712	33,567	36,333	49,189	72,671	70,486
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.85	$12.03	$9.82	$9.35	$10.02
Value at end of period	$13.07	$10.85	$12.03	$9.82	$9.35
Number of accumulation units outstanding at end of period	38,112	40,288	66,146	68,196	95,623
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$9.83	$9.77	$9.81	$9.89	$9.99	$10.09	$10.15
Value at end of period	$9.92	$9.83	$9.77	$9.81	$9.89	$9.99	$10.09
Number of accumulation units outstanding at end of period	117,138	107,874	109,959	114,855	143,361	246,743	324,281
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.91	$22.11	$18.55	$17.07	$17.49	$15.96	$13.87
Value at end of period	$26.68	$20.91	$22.11	$18.55	$17.07	$17.49	$15.96
Number of accumulation units outstanding at end of period	756,015	844,829	957,471	1,000,949	1,176,757	1,416,434	1,475,100
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.18
Value at end of period	$10.48
Number of accumulation units outstanding at end of period	142,653

CFI 30

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.02	$19.85	$18.88	$16.64	$17.15	$17.12	$16.73
Value at end of period	$21.70	$19.02	$19.85	$18.88	$16.64	$17.15	$17.12
Number of accumulation units outstanding at end of period	0	47,203	38,932	31,242	34,146	24,555	25,995
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.24	$24.11	$19.53	$17.89	$17.92	$15.90	$13.87
Value at end of period	$28.63	$22.24	$24.11	$19.53	$17.89	$17.92	$15.90
Number of accumulation units outstanding at end of period	224,182	224,042	203,109	219,670	320,546	310,875	330,311
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.21	$23.83	$21.19	$18.11	$18.63	$17.18	$14.83
Value at end of period	$25.42	$20.21	$23.83	$21.19	$18.11	$18.63	$17.18
Number of accumulation units outstanding at end of period	83,275	86,250	94,206	103,330	137,619	152,223	199,018
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.10	$24.33	$22.36	$17.73	$18.51	$17.73	$14.59
Value at end of period	$25.45	$21.10	$24.33	$22.36	$17.73	$18.51	$17.73
Number of accumulation units outstanding at end of period	52,073	51,953	56,446	59,819	76,762	91,047	103,078
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.00	$15.23	$14.64	$14.18	$14.23	$13.48	$13.64
Value at end of period	$16.31	$15.00	$15.23	$14.64	$14.18	$14.23	$13.48
Number of accumulation units outstanding at end of period	309,224	306,055	330,244	354,875	446,698	291,356	283,270
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.22	$13.14	$10.63	$10.65	$10.85	$11.65	$10.34
Value at end of period	$13.49	$11.22	$13.14	$10.63	$10.65	$10.85	$11.65
Number of accumulation units outstanding at end of period	118,648	105,881	101,194	104,488	130,786	110,414	130,619
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.53	$25.15	$19.58	$19.02	$18.06	$16.05	$13.86
Value at end of period	$32.24	$24.53	$25.15	$19.58	$19.02	$18.06	$16.05
Number of accumulation units outstanding at end of period	127,725	143,389	137,440	146,619	210,817	233,434	85,292
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.15	$20.98	$18.66	$16.55	$17.49	$16.05	$14.33
Value at end of period	$23.72	$19.15	$20.98	$18.66	$16.55	$17.49	$16.05
Number of accumulation units outstanding at end of period	50,282	60,909	60,006	67,532	89,090	142,362	145,654
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.72	$26.99	$21.79	$20.52	$20.62	$19.13	$16.58
Value at end of period	$31.66	$24.72	$26.99	$21.79	$20.52	$20.62	$19.13
Number of accumulation units outstanding at end of period	27,282	27,278	26,205	21,359	30,069	26,578	50,921
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$35.79	$36.50	$28.09	$26.62	$24.99	$22.32	$19.20
Value at end of period	$48.13	$35.79	$36.50	$28.09	$26.62	$24.99	$22.32
Number of accumulation units outstanding at end of period	22,031	22,425	24,867	21,327	34,694	28,157	12,529

CFI 31

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.09	$24.16	$19.91	$18.12	$17.93	$16.04	$14.06
Value at end of period	$30.03	$23.09	$24.16	$19.91	$18.12	$17.93	$16.04
Number of accumulation units outstanding at end of period	63,024	53,987	50,199	38,440	61,413	73,083	61,319
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2016)
Value at beginning of period	$12.36	$13.37	$11.90	$10.80
Value at end of period	$15.41	$12.36	$13.37	$11.90
Number of accumulation units outstanding at end of period	0	0	1,515	1,516
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$32.46	$34.65	$28.14	$26.61	$27.09	$24.63	$21.10
Value at end of period	$43.24	$32.46	$34.65	$28.14	$26.61	$27.09	$24.63
Number of accumulation units outstanding at end of period	6,083	4,560	4,250	4,169	5,059	17,726	5,642
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.38	$24.93	$21.34	$19.01	$19.76	$17.71	$15.36
Value at end of period	$28.80	$22.38	$24.93	$21.34	$19.01	$19.76	$17.71
Number of accumulation units outstanding at end of period	22,775	22,345	30,408	31,505	31,029	26,750	13,991
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.61	$23.46	$20.74	$17.29	$18.30	$17.62	$14.85
Value at end of period	$25.54	$20.61	$23.46	$20.74	$17.29	$18.30	$17.62
Number of accumulation units outstanding at end of period	23,755	25,210	26,277	23,633	29,847	25,376	21,782
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$21.94	$26.34	$22.41	$19.96	$20.34	$19.46	$16.32
Value at end of period	$27.30	$21.94	$26.34	$22.41	$19.96	$20.34	$19.46
Number of accumulation units outstanding at end of period	12,401	11,802	10,251	12,798	16,291	12,422	12,043
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.74	$24.90	$22.60	$18.33	$18.66	$17.70	$14.91
Value at end of period	$25.92	$20.74	$24.90	$22.60	$18.33	$18.66	$17.70
Number of accumulation units outstanding at end of period	30,765	34,717	36,930	36,584	36,540	41,773	80,180
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.65	$16.77	$14.69	$14.01	$14.17	$13.55	$12.52
Value at end of period	$18.30	$15.65	$16.77	$14.69	$14.01	$14.17	$13.55
Number of accumulation units outstanding at end of period	193,006	190,665	178,628	160,207	130,289	137,037	131,626
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.23	$17.88	$15.12	$14.38	$14.59	$13.95	$12.65
Value at end of period	$19.59	$16.23	$17.88	$15.12	$14.38	$14.59	$13.95
Number of accumulation units outstanding at end of period	283,440	272,722	242,324	208,115	185,097	203,398	184,314
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.22	$18.25	$15.20	$14.43	$14.72	$14.01	$12.53
Value at end of period	$19.89	$16.22	$18.25	$15.20	$14.43	$14.72	$14.01
Number of accumulation units outstanding at end of period	145,002	106,211	88,781	75,154	57,520	38,378	29,310

CFI 32

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.58	$15.19	$14.04	$13.57	$13.69	$13.08	$12.66
Value at end of period	$16.33	$14.58	$15.19	$14.04	$13.57	$13.69	$13.08
Number of accumulation units outstanding at end of period	18,500	28,042	32,461	48,504	52,603	8,462	10,126
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$15.75	$16.58	$15.15	$14.48	$14.65	$13.88	$13.14
Value at end of period	$17.91	$15.75	$16.58	$15.15	$14.48	$14.65	$13.88
Number of accumulation units outstanding at end of period	23,444	11,710	12,720	3,337	5,199	5,407	6,462
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.38	$18.04	$15.46	$14.60	$14.93	$14.15	$12.70
Value at end of period	$19.92	$16.38	$18.04	$15.46	$14.60	$14.93	$14.15
Number of accumulation units outstanding at end of period	68,539	71,844	74,940	72,637	74,294	72,666	112,586
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$16.17	$17.38	$15.33	$14.52	$14.75	$13.97	$12.89
Value at end of period	$19.09	$16.17	$17.38	$15.33	$14.52	$14.75	$13.97
Number of accumulation units outstanding at end of period	40,317	40,707	27,556	25,231	22,697	29,486	31,020
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.42	$13.60	$13.31	$13.14	$13.24	$12.65	$12.89
Value at end of period	$14.39	$13.42	$13.60	$13.31	$13.14	$13.24	$12.65
Number of accumulation units outstanding at end of period	39,064	35,485	34,674	30,460	28,708	28,565	12,822
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.88	$28.16	$25.60	$20.84	$21.42	$19.24	$16.93
Value at end of period	$30.89	$23.88	$28.16	$25.60	$20.84	$21.42	$19.24
Number of accumulation units outstanding at end of period	5,347	9,609	12,459	29,507	30,857	32,485	20,478
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$25.14	$25.88	$20.39	$19.55	$20.79	$20.13	$16.79
Value at end of period	$34.47	$25.14	$25.88	$20.39	$19.55	$20.79	$20.13
Number of accumulation units outstanding at end of period	56,138	64,052	60,173	55,833	70,574	70,330	120,670
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$13.42	$14.81	$13.51	$13.52	$13.85	$12.27	$12.22
Value at end of period	$16.57	$13.42	$14.81	$13.51	$13.52	$13.85	$12.27
Number of accumulation units outstanding at end of period	19,256	18,596	25,026	21,542	24,818	26,362	27,385
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.54	$20.28	$19.47	$18.86	$18.51	$14.39	$15.06
Value at end of period	$23.52	$18.54	$20.28	$19.47	$18.86	$18.51	$14.39
Number of accumulation units outstanding at end of period	12,889	11,983	17,776	21,760	52,184	60,978	22,953
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.02	$22.22	$18.46	$17.20	$16.87	$15.11	$13.06
Value at end of period	$26.38	$20.02	$22.22	$18.46	$17.20	$16.87	$15.11
Number of accumulation units outstanding at end of period	14,022	13,742	12,888	15,118	28,777	32,791	40,549

CFI 33

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.88	$23.19	$21.12	$17.24	$17.94	$17.37	$14.56
Value at end of period	$22.47	$18.88	$23.19	$21.12	$17.24	$17.94	$17.37
Number of accumulation units outstanding at end of period	2,526	2,309	1,957	1,900	959	1,740	792
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$20.31	$23.42	$20.10	$17.24	$18.52	$17.14	$15.09
Value at end of period	$25.19	$20.31	$23.42	$20.10	$17.24	$18.52	$17.14
Number of accumulation units outstanding at end of period	14,719	14,306	13,767	14,659	26,807	26,351	14,823
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$18.88	$21.06	$19.18	$16.81	$17.33	$16.07	$14.69
Value at end of period	$22.45	$18.88	$21.06	$19.18	$16.81	$17.33	$16.07
Number of accumulation units outstanding at end of period	113,350	124,913	127,942	147,081	189,107	200,285	187,030
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.49	$22.77	$20.20	$17.01	$17.70	$16.24	$14.42
Value at end of period	$24.06	$19.49	$22.77	$20.20	$17.01	$17.70	$16.24
Number of accumulation units outstanding at end of period	14,747	18,896	19,057	16,794	19,690	22,514	26,677
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.32	$22.49	$16.64	$16.77	$16.27	$16.06	$14.10
Value at end of period	$25.22	$19.32	$22.49	$16.64	$16.77	$16.27	$16.06
Number of accumulation units outstanding at end of period	189,302	210,837	220,178	228,135	321,209	387,428	521,550
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$12.05	$14.63	$10.33	$9.24	$11.08	$11.09	$11.37
Value at end of period	$15.72	$12.05	$14.63	$10.33	$9.24	$11.08	$11.09
Number of accumulation units outstanding at end of period	167,984	168,951	126,753	114,724	126,768	149,154	108,509
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$22.65	$26.06	$23.14	$20.38	$21.23	$18.65	$16.39
Value at end of period	$28.30	$22.65	$26.06	$23.14	$20.38	$21.23	$18.65
Number of accumulation units outstanding at end of period	15,676	14,826	15,791	16,766	27,640	31,982	25,054
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.06	$27.16	$23.74	$19.72	$20.68	$19.28	$16.26
Value at end of period	$30.11	$24.06	$27.16	$23.74	$19.72	$20.68	$19.28
Number of accumulation units outstanding at end of period	6,993	5,694	7,043	5,627	6,547	5,054	3,297
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$23.23	$23.35	$20.49	$19.15	$18.39	$16.56	$15.06
Value at end of period	$28.60	$23.23	$23.35	$20.49	$19.15	$18.39	$16.56
Number of accumulation units outstanding at end of period	181,614	166,469	157,042	133,742	165,618	142,998	116,254
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$25.16	$26.27	$21.26	$19.99	$19.79	$17.87	$15.15
Value at end of period	$34.18	$25.16	$26.27	$21.26	$19.99	$19.79	$17.87
Number of accumulation units outstanding at end of period	86,522	103,502	101,424	115,095	159,199	198,757	260,612

CFI 34

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.32	$21.53	$18.70	$15.91	$17.26	$16.22	$14.54
Value at end of period	$24.19	$19.32	$21.53	$18.70	$15.91	$17.26	$16.22
Number of accumulation units outstanding at end of period	46,999	56,167	61,425	60,745	71,420	75,495	105,397
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2013)
Value at beginning of period	$27.83	$28.42	$21.49	$21.38	$19.49	$18.11	$14.57
Value at end of period	$36.04	$27.83	$28.42	$21.49	$21.38	$19.49	$18.11
Number of accumulation units outstanding at end of period	87,214	88,474	79,437	76,411	124,998	102,098	100,010
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2013)
Value at beginning of period	$11.67	$13.72	$10.84	$10.74	$10.95	$11.19	$10.26
Value at end of period	$14.74	$11.67	$13.72	$10.84	$10.74	$10.95	$11.19
Number of accumulation units outstanding at end of period	19,249	18,521	20,202	13,861	16,599	24,005	37,739
WANGER INTERNATIONAL
(Funds were first received in this option during June 2013)
Value at beginning of period	$14.64	$17.97	$13.65	$13.99	$14.11	$14.91	$13.34
Value at end of period	$18.84	$14.64	$17.97	$13.65	$13.99	$14.11	$14.91
Number of accumulation units outstanding at end of period	17,862	15,579	15,003	14,810	24,414	32,610	28,687
WANGER SELECT
(Funds were first received in this option during June 2013)
Value at beginning of period	$19.51	$22.50	$17.94	$15.98	$16.10	$15.77	$13.43
Value at end of period	$24.97	$19.51	$22.50	$17.94	$15.98	$16.10	$15.77
Number of accumulation units outstanding at end of period	14,837	15,419	14,419	16,463	15,254	19,812	26,398
WANGER USA
(Funds were first received in this option during June 2013)
Value at beginning of period	$24.07	$24.67	$20.84	$18.51	$18.81	$18.13	$15.44
Value at end of period	$31.24	$24.07	$24.67	$20.84	$18.51	$18.81	$18.13
Number of accumulation units outstanding at end of period	20,494	18,627	16,260	15,436	17,253	19,967	20,014

TABLE 8
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
AMERICAN FUNDS INSURANCE SERIES® - GROWTH FUNDSM (CLASS 2)
(Funds were first received in this option during December 2014)
Value at beginning of period	$15.52	$15.75	$12.43	$11.50	$10.90	$11.03
Value at end of period	$20.04	$15.52	$15.75	$12.43	$11.50	$10.90
Number of accumulation units outstanding at end of period	9,648	10,915	7,469	6,657	3,108	184
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.73	$37.17	$33.61	$31.55	$32.66	$30.18	$25.90	$23.73	$22.98	$20.75
Value at end of period	$43.90	$35.73	$37.17	$33.61	$31.55	$32.66	$30.18	$25.90	$23.73	$22.98
Number of accumulation units outstanding at end of period	1,738	1,394	1,789	1,424	940	957	690	1,394	2,481	1,779

CFI 35

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during April 2015)
Value at beginning of period	$10.84	$11.35	$10.74	$9.48	$10.19
Value at end of period	$12.26	$10.84	$11.35	$10.74	$9.48
Number of accumulation units outstanding at end of period	13,066	17,218	20,401	10,718	3,889
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$61.17	$66.16	$54.96	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67	$28.22
Value at end of period	$79.48	$61.17	$66.16	$54.96	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67
Number of accumulation units outstanding at end of period	118,840	132,338	150,903	161,347	181,459	196,723	218,028	235,297	267,889	301,881
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$38.55	$42.57	$38.18	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00	$19.35
Value at end of period	$48.52	$38.55	$42.57	$38.18	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00
Number of accumulation units outstanding at end of period	59,368	69,557	84,076	94,174	102,312	114,271	124,549	130,411	141,797	157,760
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71
Value at end of period	$58.75	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26
Number of accumulation units outstanding at end of period	78,651	84,102	102,835	100,548	112,428	116,976	117,246	127,107	138,234	142,167
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.03	$26.18	$20.35	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59	$16.64
Value at end of period	$27.79	$22.03	$26.18	$20.35	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59
Number of accumulation units outstanding at end of period	31,917	35,565	41,060	38,739	45,988	55,209	64,516	64,657	66,507	77,854
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85
Value at end of period	$38.52	$30.87	$35.88	$32.83	$25.54	$27.92	$28.11	$20.89	$17.87	$18.80
Number of accumulation units outstanding at end of period	8,654	12,002	14,317	18,048	19,074	23,557	25,941	29,465	29,566	36,674
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17	$10.81
Value at end of period	$30.82	$24.68	$27.87	$24.72	$21.20	$22.81	$20.64	$14.82	$12.72	$13.17
Number of accumulation units outstanding at end of period	3,644	3,705	4,976	4,233	5,493	4,449	5,229	2,503	1,821	3,127
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92	$37.16
Value at end of period	$90.14	$66.75	$70.13	$55.76	$55.21	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	1,582	1,625	1,937	1,792	2,449	4,514	2,335	2,234
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29
Value at end of period	$19.64	$15.42	$17.23	$15.42	$14.16	$15.21	$14.24	$11.16	$9.92	$10.05
Number of accumulation units outstanding at end of period	18,907	19,209	27,788	35,651	35,323	38,132	48,223	47,949	48,617	51,693
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07
Value at end of period	$24.41	$20.15	$24.02	$22.76	$19.80	$20.84	$18.92	$14.70	$13.00	$13.71
Number of accumulation units outstanding at end of period	22,433	25,477	41,229	41,379	42,662	41,040	43,047	48,940	48,163	48,249
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54	$12.68
Value at end of period	$15.47	$14.44	$14.95	$14.61	$14.06	$14.64	$14.38	$16.03	$14.93	$13.54
Number of accumulation units outstanding at end of period	24,220	28,385	37,546	44,011	51,378	51,096	60,395	87,139	62,775	62,387

CFI 36

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15	$12.13
Value at end of period	$21.07	$18.64	$19.52	$18.43	$16.34	$17.22	$17.42	$15.74	$13.74	$14.15
Number of accumulation units outstanding at end of period	11,095	13,399	14,226	12,582	12,141	16,634	12,304	10,714	10,321	9,779
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$40.14	$43.63	$38.51	$36.16	$37.31	$35.57	$30.86	$27.50	$28.21	$25.04
Value at end of period	$47.22	$40.14	$43.63	$38.51	$36.16	$37.31	$35.57	$30.86	$27.50	$28.21
Number of accumulation units outstanding at end of period	232,143	252,965	279,609	299,757	328,697	370,251	396,420	433,791	488,777	558,020
VOYA EMERGING MARKETS INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2015)
Value at beginning of period	$9.83	$11.72	$8.69	$7.96	$9.81
Value at end of period	$11.44	$9.83	$11.72	$8.69	$7.96
Number of accumulation units outstanding at end of period	1,102	2,695	5,105	2,190	714
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53
Value at end of period	$15.00	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20
Number of accumulation units outstanding at end of period	92,737	90,183	113,128	124,471	139,787	150,311	155,725	169,767	189,713	212,251
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.74	$11.94	$9.77	$9.33	$10.01
Value at end of period	$12.91	$10.74	$11.94	$9.77	$9.33
Number of accumulation units outstanding at end of period	32,695	38,241	41,288	51,213	62,137
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2016)
Value at beginning of period	$10.63	$11.60	$10.21	$10.38
Value at end of period	$12.42	$10.63	$11.60	$10.21
Number of accumulation units outstanding at end of period	81	40	0	1,686
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.00	$13.96	$14.05	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10	$15.26
Value at end of period	$14.10	$14.00	$13.96	$14.05	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10
Number of accumulation units outstanding at end of period	123,194	117,343	76,264	89,163	125,598	130,012	139,376	152,458	166,461	228,953
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$43.34	$45.93	$38.65	$35.65	$36.62	$33.49	$25.96	$22.70	$23.05	$20.45
Value at end of period	$55.16	$43.34	$45.93	$38.65	$35.65	$36.62	$33.49	$25.96	$22.70	$23.05
Number of accumulation units outstanding at end of period	619,835	668,994	735,947	783,837	863,639	967,128	1,042,325	1,052,180	1,184,268	1,354,950
VOYA HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2019)
Value at beginning of period	$10.17
Value at end of period	$10.47
Number of accumulation units outstanding at end of period	73,514
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59	$12.93
Value at end of period	$22.06	$19.39	$20.29	$19.34	$17.09	$17.66	$17.68	$16.95	$15.05	$14.59
Number of accumulation units outstanding at end of period	0	11,845	12,102	17,231	18,210	14,822	16,156	23,679	13,400	18,046
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09
Value at end of period	$49.96	$38.90	$42.27	$34.34	$31.53	$31.66	$28.16	$21.45	$18.98	$19.23
Number of accumulation units outstanding at end of period	53,711	56,229	51,692	57,665	59,181	67,106	56,096	53,309	60,454	81,760

CFI 37

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63
Value at end of period	$49.32	$39.30	$46.46	$41.42	$35.50	$36.60	$33.82	$25.45	$21.90	$22.43
Number of accumulation units outstanding at end of period	18,565	22,063	22,508	25,683	27,379	28,519	29,657	31,029	35,103	42,378
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15
Value at end of period	$34.59	$28.76	$33.24	$30.62	$24.35	$25.48	$24.47	$17.36	$15.64	$15.96
Number of accumulation units outstanding at end of period	15,131	17,358	19,269	22,371	23,780	24,675	22,868	23,172	24,736	32,884
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$27.86	$28.37	$27.35	$26.54	$26.72	$25.36	$25.71	$23.80	$22.41	$20.66
Value at end of period	$30.23	$27.86	$28.37	$27.35	$26.54	$26.72	$25.36	$25.71	$23.80	$22.41
Number of accumulation units outstanding at end of period	231,828	242,263	265,121	283,981	335,659	273,016	294,001	358,416	374,437	421,242
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$15.39	$18.09	$14.71	$14.81	$15.16	$9.71	$8.09	$6.90	$7.96	$7.49
Value at end of period	$18.39	$15.39	$18.09	$14.71	$14.81	$15.16	$9.71	$8.09	$6.90	$7.96
Number of accumulation units outstanding at end of period	2,639	2,709	2,786	1,888	626	7,346	16,971	14,439	15,119	15,894
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	182,326	213,108	220,896	238,366	269,386	285,407	202,807	230,514	233,344
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00
Value at end of period	$17.97	$14.54	$15.97	$14.24	$12.66	$13.42	$12.34	$9.55	$8.43	$8.25
Number of accumulation units outstanding at end of period	90,980	101,969	126,227	148,135	158,514	179,433	126,517	94,854	97,488	65,010
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75
Value at end of period	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$18.18	$16.12	$16.41
Number of accumulation units outstanding at end of period	24,583	31,659	34,217	30,375	32,258	41,161	46,318	25,416	26,413	20,220
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Value at end of period	$45.01	$33.55	$34.31	$26.46	$25.14	$23.66	$21.19	$16.25	$14.37	$13.96
Number of accumulation units outstanding at end of period	34,307	37,348	29,754	20,731	16,868	14,918	11,260	10,918	3,908	974
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97	$8.10
Value at end of period	$24.94	$19.23	$20.17	$16.66	$15.20	$15.08	$13.52	$10.37	$9.09	$8.97
Number of accumulation units outstanding at end of period	56,095	50,683	45,925	40,989	33,692	18,451	17,795	17,285	14,236	28,844
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2015)
Value at beginning of period	$12.22	$13.25	$11.82	$10.35	$10.45
Value at end of period	$15.19	$12.22	$13.25	$11.82	$10.35
Number of accumulation units outstanding at end of period	17,043	9,107	18,865	5,270	1,194
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93	$12.82
Value at end of period	$40.44	$30.44	$32.57	$26.52	$25.14	$25.66	$23.38	$17.55	$15.39	$15.93
Number of accumulation units outstanding at end of period	1,236	1,796	2,979	2,233	3,513	8,213	6,615	4,564	4,424	3,618
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12	$8.18
Value at end of period	$24.07	$18.76	$20.94	$17.98	$16.05	$16.72	$15.03	$11.34	$9.81	$10.12
Number of accumulation units outstanding at end of period	9,900	8,263	6,721	8,306	4,719	5,907	1,370	2,357	2,892	2,851

CFI 38

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85	$8.69
Value at end of period	$23.08	$18.67	$21.31	$18.88	$15.79	$16.75	$16.16	$11.79	$10.29	$10.85
Number of accumulation units outstanding at end of period	4,372	4,965	1,616	1,653	1,647	2,940	1,724	805	1,294	1,113
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09
Value at end of period	$22.74	$18.32	$22.05	$18.81	$16.79	$17.16	$16.45	$11.98	$10.53	$10.57
Number of accumulation units outstanding at end of period	9,193	10,436	12,236	13,281	14,469	11,556	12,980	14,829	15,208	11,118
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99
Value at end of period	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69
Number of accumulation units outstanding at end of period	5,343	5,446	7,045	8,491	7,453	7,650	7,871	8,186	10,719	15,068
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17
Value at end of period	$18.72	$16.05	$17.24	$15.14	$14.48	$14.67	$14.07	$12.25	$10.93	$11.43
Number of accumulation units outstanding at end of period	25,166	25,885	28,086	21,254	19,548	14,887	9,630	5,340	3,983	9,333
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
Value at beginning of period	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23
Value at end of period	$20.38	$16.92	$18.69	$15.85	$15.10	$15.37	$14.73	$12.39	$10.90	$11.57
Number of accumulation units outstanding at end of period	24,669	23,249	18,488	26,303	24,321	22,916	22,758	15,666	18,138	17,024
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19
Value at end of period	$21.12	$17.26	$19.47	$16.26	$15.47	$15.82	$15.10	$12.38	$10.86	$11.59
Number of accumulation units outstanding at end of period	14,990	12,100	12,017	10,123	9,014	8,280	8,977	14,602	17,389	10,916
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81
Value at end of period	$16.34	$14.63	$15.28	$14.15	$13.72	$13.88	$13.29	$12.58	$11.60	$11.71
Number of accumulation units outstanding at end of period	3,587	2,025	1,724	9,317	21,391	87	87	87	53	1,128
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$25.66	$27.08	$24.80	$23.76	$24.11	$22.90	$20.68	$18.65	$18.55	$16.91
Value at end of period	$29.10	$25.66	$27.08	$24.80	$23.76	$24.11	$22.90	$20.68	$18.65	$18.55
Number of accumulation units outstanding at end of period	9,077	9,212	12,319	15,281	12,161	10,128	16,398	16,822	19,826	16,258
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$28.33	$31.29	$26.88	$25.45	$26.08	$24.78	$20.50	$18.05	$18.83	$16.86
Value at end of period	$34.37	$28.33	$31.29	$26.88	$25.45	$26.08	$24.78	$20.50	$18.05	$18.83
Number of accumulation units outstanding at end of period	27,391	33,264	33,876	34,219	31,266	31,083	28,620	27,115	32,033	32,561
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$26.91	$29.01	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.56	$16.78
Value at end of period	$31.70	$26.91	$29.01	$25.66	$24.36	$24.81	$23.55	$20.45	$18.23	$18.56
Number of accumulation units outstanding at end of period	18,825	19,124	19,292	19,588	20,819	28,775	29,130	32,181	37,478	38,888
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16	$10.65
Value at end of period	$13.07	$12.22	$12.42	$12.19	$12.06	$12.18	$11.67	$12.12	$11.82	$11.16
Number of accumulation units outstanding at end of period	4,757	12,037	17,401	5,522	1,699	7,289	22,416	25,280	23,808	6,787
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67
Value at end of period	$39.86	$30.89	$36.51	$33.27	$27.16	$27.98	$25.19	$19.42	$16.90	$17.67
Number of accumulation units outstanding at end of period	8,122	11,050	9,293	9,549	9,130	9,383	11,411	9,712	12,467	15,491

CFI 39

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17
Value at end of period	$48.86	$35.72	$36.87	$29.12	$27.99	$29.84	$28.96	$21.12	$17.87	$17.70
Number of accumulation units outstanding at end of period	9,073	9,677	8,323	13,334	16,472	19,267	23,535	23,343	29,433	32,645
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17	$8.85
Value at end of period	$16.19	$13.15	$14.55	$13.30	$13.35	$13.71	$12.17	$11.86	$9.52	$10.17
Number of accumulation units outstanding at end of period	7,026	9,897	9,490	15,733	15,698	16,044	14,207	14,451	12,236	10,521
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29	$8.14
Value at end of period	$20.60	$16.27	$17.84	$17.18	$16.69	$16.41	$12.80	$12.70	$11.13	$10.29
Number of accumulation units outstanding at end of period	23,675	20,060	25,264	37,243	30,731	36,315	27,907	35,918	27,091	27,966
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$21.23	$23.62	$19.67	$18.38	$18.07	$16.22	$12.19	$10.99	$11.68	$10.55
Value at end of period	$27.90	$21.23	$23.62	$19.67	$18.38	$18.07	$16.22	$12.19	$10.99	$11.68
Number of accumulation units outstanding at end of period	3,083	2,814	3,683	5,884	9,558	13,737	16,005	10,157	11,200	12,040
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
Value at beginning of period	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15	$8.21
Value at end of period	$19.38	$16.33	$20.11	$18.35	$15.02	$15.67	$15.21	$11.00	$9.76	$10.15
Number of accumulation units outstanding at end of period	1,248	1,793	3,753	2,456	2,435	2,680	2,602	1,748	1,629	1,063
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02
Value at end of period	$27.40	$22.16	$25.61	$22.04	$18.94	$20.40	$18.93	$14.20	$12.12	$12.53
Number of accumulation units outstanding at end of period	2,974	2,356	2,285	3,140	3,982	3,982	5,917	3,208	4,413	6,555
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15
Value at end of period	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37
Number of accumulation units outstanding at end of period	116,455	123,178	141,834	144,470	157,082	173,177	181,857	193,631	226,931	267,662
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66	$10.50
Value at end of period	$24.61	$19.98	$23.41	$20.82	$17.58	$18.33	$16.86	$12.75	$11.27	$11.66
Number of accumulation units outstanding at end of period	10,285	11,974	14,582	5,679	13,764	16,057	21,825	11,797	20,832	13,944
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61
Value at end of period	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31
Number of accumulation units outstanding at end of period	191,948	206,737	230,727	244,740	279,069	290,374	312,165	413,627	426,452	465,820
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81	$20.05
Value at end of period	$29.39	$22.59	$27.48	$19.46	$17.45	$20.98	$21.05	$22.61	$19.22	$23.81
Number of accumulation units outstanding at end of period	22,006	24,085	29,214	30,492	32,983	35,526	31,078	31,712	37,899	37,521
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34
Value at end of period	$40.31	$32.34	$37.30	$33.21	$29.32	$30.62	$26.96	$20.75	$17.51	$17.41
Number of accumulation units outstanding at end of period	21,130	22,447	25,809	28,372	28,134	28,979	30,966	29,106	27,189	31,075
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75	$10.99
Value at end of period	$33.16	$26.56	$30.06	$26.34	$21.94	$23.06	$21.55	$15.71	$13.40	$13.75
Number of accumulation units outstanding at end of period	3,494	5,734	4,674	3,010	6,116	6,871	7,778	6,153	4,308	4,700

CFI 40

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54	$12.02
Value at end of period	$31.94	$26.01	$26.20	$23.05	$21.60	$20.79	$18.77	$15.55	$13.76	$13.54
Number of accumulation units outstanding at end of period	231,695	226,018	216,815	221,737	211,878	190,706	182,906	166,107	165,707	162,863
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87
Value at end of period	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79
Number of accumulation units outstanding at end of period	162,396	179,048	208,319	207,971	237,504	246,600	262,128	282,778	367,412	413,503
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$25.79	$28.80	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10	$13.30
Value at end of period	$32.20	$25.79	$28.80	$25.09	$21.39	$23.26	$21.92	$17.11	$14.78	$15.10
Number of accumulation units outstanding at end of period	32,005	32,740	36,216	35,601	39,942	39,999	43,747	43,670	40,715	47,792
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95
Value at end of period	$74.82	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18
Number of accumulation units outstanding at end of period	57,590	63,048	63,590	68,521	77,610	82,765	78,972	79,705	84,086	96,633
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80	$12.28
Value at end of period	$20.54	$16.29	$19.21	$15.21	$15.12	$15.45	$15.82	$14.01	$11.95	$13.80
Number of accumulation units outstanding at end of period	14,900	15,903	11,930	12,696	12,442	14,897	20,607	20,863	16,644	16,228
WANGER INTERNATIONAL
Value at beginning of period	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27	$8.33
Value at end of period	$15.64	$12.18	$14.99	$11.42	$11.73	$11.86	$12.57	$10.40	$8.66	$10.27
Number of accumulation units outstanding at end of period	17,348	21,871	29,309	36,389	32,188	41,530	43,695	29,577	34,149	22,976
WANGER SELECT
Value at beginning of period	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40	$13.12
Value at end of period	$32.35	$25.33	$29.29	$23.41	$20.91	$21.12	$20.74	$15.60	$13.34	$16.40
Number of accumulation units outstanding at end of period	3,409	3,652	4,789	7,376	14,064	13,825	13,666	16,897	17,437	25,406
WANGER USA
Value at beginning of period	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37	$11.80
Value at end of period	$36.38	$28.10	$28.88	$24.45	$21.78	$22.19	$21.44	$16.23	$13.70	$14.37
Number of accumulation units outstanding at end of period	1,793	2,034	2,075	5,138	4,637	3,060	4,343	3,057	4,575	4,948

TABLE 9
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT CHARGES OF 1.50%
INCLUDING A 0.25% ADMINISTRATIVE EXPENSE CHARGE BEGINNING APRIL 7, 1997 (Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$33.84	$35.30	$31.99	$30.11	$31.25	$28.94	$24.90	$22.87	$22.20	$20.10
Value at end of period	$41.47	$33.84	$35.30	$31.99	$30.11	$31.25	$28.94	$24.90	$22.87	$22.20
Number of accumulation units outstanding at end of period	30	0	0	638	638	638	638	0	0	0

CFI 41

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FEDERATED HIGH INCOME BOND FUND II (PRIMARY SHARES)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.71	$11.25	$10.67	$9.44	$9.83	$10.03
Value at end of period	$12.09	$10.71	$11.25	$10.67	$9.44	$9.83
Number of accumulation units outstanding at end of period	0	0	751	0	4,559	4,721
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$57.93	$62.82	$52.32	$49.17	$49.58	$44.96	$34.76	$30.31	$31.57	$27.34
Value at end of period	$75.09	$57.93	$62.82	$52.32	$49.17	$49.58	$44.96	$34.76	$30.31	$31.57
Number of accumulation units outstanding at end of period	5,327	5,557	14,390	16,566	19,134	18,675	17,822	17,257	16,456	17,633
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$36.52	$40.42	$36.35	$31.26	$33.04	$30.85	$24.44	$21.15	$21.26	$18.74
Value at end of period	$45.84	$36.52	$40.42	$36.35	$31.26	$33.04	$30.85	$24.44	$21.15	$21.26
Number of accumulation units outstanding at end of period	5,453	5,381	5,889	10,658	14,096	13,711	13,273	14,015	13,357	14,294
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.95	$42.66	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61	$15.21
Value at end of period	$55.50	$41.95	$42.66	$32.04	$32.27	$30.56	$27.87	$20.75	$18.37	$18.61
Number of accumulation units outstanding at end of period	1,966	2,010	3,193	3,943	4,396	4,697	4,532	9,498	9,107	8,108
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$20.86	$24.86	$19.37	$20.71	$20.29	$22.40	$17.43	$14.66	$17.96	$16.12
Value at end of period	$26.26	$20.86	$24.86	$19.37	$20.71	$20.29	$22.40	$17.43	$14.66	$17.96
Number of accumulation units outstanding at end of period	80	83	89	315	4,040	4,040	4,042	492	492	548
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36	$14.54
Value at end of period	$36.78	$29.55	$34.43	$31.59	$24.63	$27.00	$27.25	$20.30	$17.41	$18.36
Number of accumulation units outstanding at end of period	160	645	645	2,013	4,261	4,408	6,444	3,263	3,210	3,135
INVESCO OPPENHEIMER V.I. MAIN STREET SMALL CAP FUND® (SERIES I)
Value at beginning of period	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98	$10.68
Value at end of period	$29.71	$23.85	$27.00	$24.01	$20.64	$22.27	$20.20	$14.54	$12.51	$12.98
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,229	864	2,242	2,209	3,595
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during June 2016)
Value at beginning of period	$65.62	$69.12	$55.10	$53.60
Value at end of period	$88.40	$65.62	$69.12	$55.10
Number of accumulation units outstanding at end of period	0	0	0	752
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76	$9.05
Value at end of period	$18.65	$14.68	$16.44	$14.75	$13.58	$14.63	$13.73	$10.78	$9.61	$9.76
Number of accumulation units outstanding at end of period	878	992	1,112	4,102	1,931	1,931	1,932	1,933	1,933	1,934
LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39	$10.84
Value at end of period	$23.31	$19.29	$23.05	$21.90	$19.10	$20.15	$18.34	$14.29	$12.66	$13.39
Number of accumulation units outstanding at end of period	0	599	599	1,027	4,802	4,957	4,936	4,535	11,647	10,964
PIMCO REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31	$12.50
Value at end of period	$14.87	$13.92	$14.45	$14.15	$13.66	$14.25	$14.03	$15.69	$14.65	$13.31
Number of accumulation units outstanding at end of period	0	0	0	0	2,311	3,022	3,004	3,183	3,102	2,916

CFI 42

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91	$11.96
Value at end of period	$20.26	$17.97	$18.86	$17.86	$15.87	$16.77	$17.01	$15.41	$13.47	$13.91
Number of accumulation units outstanding at end of period	423	423	423	423	2,868	2,869	5,262	5,836	5,902	2,840
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$38.02	$41.43	$36.65	$34.51	$35.69	$34.11	$29.67	$26.50	$27.26	$24.25
Value at end of period	$44.61	$38.02	$41.43	$36.65	$34.51	$35.69	$34.11	$29.67	$26.50	$27.26
Number of accumulation units outstanding at end of period	5,105	5,041	6,912	7,172	7,102	7,398	7,277	8,042	7,940	8,529
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.60	$14.09	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00	$11.39
Value at end of period	$14.46	$13.60	$14.09	$13.04	$12.45	$13.21	$13.35	$14.12	$13.28	$13.00
Number of accumulation units outstanding at end of period	0	0	0	0	496	1,258	1,251	1,232	1,209	429
VOYA GLOBAL EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2015)
Value at beginning of period	$10.64	$11.85	$9.72	$9.31	$10.01
Value at end of period	$12.75	$10.64	$11.85	$9.72	$9.31
Number of accumulation units outstanding at end of period	6,573	6,549	6,630	11,556	11,606
VOYA GLOBAL PERSPECTIVES® PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2014)
Value at beginning of period	$10.51	$11.49	$10.15	$9.64	$10.13	$10.18
Value at end of period	$12.25	$10.51	$11.49	$10.15	$9.64	$10.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	4,648
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$13.26	$13.26	$13.37	$13.55	$13.75	$13.96	$14.17	$14.38	$14.59	$14.78
Value at end of period	$13.32	$13.26	$13.26	$13.37	$13.55	$13.75	$13.96	$14.17	$14.38	$14.59
Number of accumulation units outstanding at end of period	2,100	2,247	2,396	2,486	2,109	1,891	1,838	3,730	7,422	4,751
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$41.05	$43.61	$36.79	$34.02	$35.03	$32.12	$24.96	$21.88	$22.27	$19.81
Value at end of period	$52.12	$41.05	$43.61	$36.79	$34.02	$35.03	$32.12	$24.96	$21.88	$22.27
Number of accumulation units outstanding at end of period	23,234	24,045	30,986	43,297	52,057	51,850	51,398	43,320	43,315	43,100
VOYA HIGH YIELD PORTFOLIO (CLASS S)
Value at beginning of period	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39	$12.78
Value at end of period	$21.27	$18.74	$19.65	$18.78	$16.64	$17.24	$17.30	$16.62	$14.80	$14.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	482	4,018	6,709
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$36.84	$40.14	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58	$16.55
Value at end of period	$47.20	$36.84	$40.14	$32.69	$30.09	$30.29	$27.00	$20.62	$18.29	$18.58
Number of accumulation units outstanding at end of period	2,354	2,223	2,059	2,105	3,851	3,875	2,192	3,269	4,554	4,798
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73	$18.09
Value at end of period	$46.72	$37.32	$44.23	$39.53	$33.96	$35.10	$32.52	$24.53	$21.16	$21.73
Number of accumulation units outstanding at end of period	473	473	484	496	1,671	1,673	1,674	3,532	4,039	3,539
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46	$12.77
Value at end of period	$32.77	$27.31	$31.65	$29.23	$23.30	$24.44	$23.53	$16.74	$15.12	$15.46
Number of accumulation units outstanding at end of period	570	570	713	4,436	5,131	5,252	6,838	4,717	4,720	4,258
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$26.39	$26.94	$26.03	$25.33	$25.56	$24.32	$24.72	$22.94	$21.65	$20.01
Value at end of period	$28.56	$26.39	$26.94	$26.03	$25.33	$25.56	$24.32	$24.72	$22.94	$21.65
Number of accumulation units outstanding at end of period	20,776	20,932	21,462	26,357	21,553	2,614	2,622	2,742	3,819	4,666

CFI 43

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91	$7.44
Value at end of period	$10.76	$8.99	$10.58	$8.60	$8.66	$8.87	$9.57	$8.00	$6.84	$7.91
Number of accumulation units outstanding at end of period	0	0	0	0	896	896	896	896	896	896
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27	$10.30
Value at end of period	$30.02	$22.96	$23.66	$18.51	$18.07	$17.24	$15.41	$11.94	$10.27
Number of accumulation units outstanding at end of period	7,731	7,947	9,293	12,884	20,464	21,170	5,816	5,821	5,821
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15	$6.93
Value at end of period	$17.36	$14.09	$15.51	$13.87	$12.36	$13.13	$12.11	$9.39	$8.31	$8.15
Number of accumulation units outstanding at end of period	1,239	1,402	2,064	2,710	5,057	9,095	5,121	5,162	8,424	3,841
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67	$17.22
Value at end of period	$36.88	$28.94	$31.76	$25.77	$24.39	$24.63	$22.97	$17.67
Number of accumulation units outstanding at end of period	1,395	2,062	2,139	1,964	2,844	2,845	2,845	178
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91	$13.24
Value at end of period	$43.83	$32.75	$33.57	$25.96	$24.73	$23.33	$20.94	$16.10	$14.28	$13.91
Number of accumulation units outstanding at end of period	8,142	7,885	7,509	579	579	579	579	772	579	579
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS I)
Value at beginning of period	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91	$8.06
Value at end of period	$24.22	$18.72	$19.69	$16.30	$14.92	$14.83	$13.33	$10.25	$9.00	$8.91
Number of accumulation units outstanding at end of period	4,336	4,154	2,260	2,117	1,944	1,758	1,480	1,250	990	674
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
Value at beginning of period	$29.71	$31.87	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87	$12.80
Value at end of period	$39.37	$29.71	$31.87	$26.02	$24.72	$25.30	$23.11	$17.39	$15.29	$15.87
Number of accumulation units outstanding at end of period	793	793	855	855	1,837	1,837	1,775	1,633	1,633	1,743
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2010)
Value at beginning of period	$18.18	$20.80	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77	$8.31
Value at end of period	$22.42	$18.18	$20.80	$18.48	$15.49	$16.47	$15.93	$11.66	$10.20	$10.77
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	167
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66	$24.20
Value at end of period	$62.00	$49.87	$60.15	$54.87	$44.74	$45.78	$43.62	$32.14	$28.49	$29.66
Number of accumulation units outstanding at end of period	677	698	594	1,213	2,013	2,013	1,643	1,598	1,492	1,585
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
Value at beginning of period	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26	$10.05
Value at end of period	$18.05	$15.51	$16.70	$14.70	$14.10	$14.32	$13.77	$12.02	$10.75	$11.26
Number of accumulation units outstanding at end of period	11,290	11,492	8,376	9,910	9,652	11,321	11,883	11,634	10,774	10,776
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41	$12.42
Value at end of period	$19.64	$16.35	$18.11	$15.39	$14.71	$15.00	$14.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	529

CFI 44

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
Value at beginning of period	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43	$10.08
Value at end of period	$20.36	$16.68	$18.86	$15.79	$15.06	$15.44	$14.77	$12.15	$10.68	$11.43
Number of accumulation units outstanding at end of period	0	0	0	526	527	527	472	410	319	238
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2015)
Value at beginning of period	$14.14	$14.80	$13.75	$13.36	$13.65
Value at end of period	$15.75	$14.14	$14.80	$13.75	$13.36
Number of accumulation units outstanding at end of period	22,093	22,082	21,825	20,136	28,001
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$24.31	$25.71	$23.61	$22.68	$23.07	$21.96	$19.89	$17.97	$17.92	$16.38
Value at end of period	$27.49	$24.31	$25.71	$23.61	$22.68	$23.07	$21.96	$19.89	$17.97	$17.92
Number of accumulation units outstanding at end of period	700	745	1,996	2,044	846	846	847	847	847	847
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.83	$29.71	$25.58	$24.29	$24.95	$23.77	$19.71	$17.40	$18.19	$16.33
Value at end of period	$32.47	$26.83	$29.71	$25.58	$24.29	$24.95	$23.77	$19.71	$17.40	$18.19
Number of accumulation units outstanding at end of period	622	623	623	624	624	624	2,810	2,812	2,813	2,815
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$25.49	$27.54	$24.42	$23.25	$23.73	$22.58	$19.66	$17.57	$17.94	$16.25
Value at end of period	$29.95	$25.49	$27.54	$24.42	$23.25	$23.73	$22.58	$19.66	$17.57	$17.94
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	561
VOYA U.S. BOND INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2010)
Value at beginning of period	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09	$11.29
Value at end of period	$12.70	$11.90	$12.12	$11.93	$11.83	$11.98	$11.50	$11.98	$11.71	$11.09
Number of accumulation units outstanding at end of period	1,357	1,358	1,358	1,357	3,019	3,020	3,022	3,023	3,024	1,359
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29	$14.39
Value at end of period	$38.13	$29.62	$35.11	$32.07	$26.24	$27.11	$24.47	$18.91	$16.50	$17.29
Number of accumulation units outstanding at end of period	0	0	0	3,372	0	2,734	2,734	0	0	0
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32	$13.90
Value at end of period	$46.75	$34.26	$35.45	$28.07	$27.05	$28.91	$28.13	$20.56	$17.44	$17.32
Number of accumulation units outstanding at end of period	5,019	4,736	4,677	2,058	5,710	10,433	12,538	3,210	3,341	749
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
Value at beginning of period	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11	$8.82
Value at end of period	$15.74	$12.81	$14.22	$13.03	$13.11	$13.50	$12.01	$11.73	$9.44	$10.11
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,301	2,303	2,301
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
Value at beginning of period	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17	$8.07
Value at end of period	$19.90	$15.77	$17.33	$16.73	$16.29	$16.06	$12.55	$12.49	$10.97	$10.17
Number of accumulation units outstanding at end of period	0	0	0	0	83	4,020	0	531	2,967	8,735
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$19.87	$22.16	$18.50	$17.33	$17.08	$15.37	$11.58	$10.47	$11.15	$10.10
Value at end of period	$26.04	$19.87	$22.16	$18.50	$17.33	$17.08	$15.37	$11.58	$10.47	$11.15
Number of accumulation units outstanding at end of period	1,135	1,139	1,147	112	2,889	112	112	112	113	113

CFI 45

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2015)
Value at beginning of period	$15.82	$19.53	$17.87	$14.66	$14.91
Value at end of period	$18.73	$15.82	$19.53	$17.87	$14.66
Number of accumulation units outstanding at end of period	0	0	0	6,027	747
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26	$10.81
Value at end of period	$26.22	$21.25	$24.63	$21.24	$18.31	$19.76	$18.38	$13.82	$11.83	$12.26
Number of accumulation units outstanding at end of period	107	573	573	1,255	5,545	5,548	5,549	1,258	1,258	1,259
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19	$11.01
Value at end of period	$22.02	$18.61	$20.87	$19.10	$16.82	$17.44	$16.24	$13.20	$11.88	$12.19
Number of accumulation units outstanding at end of period	97	249	1,018	519	520	1,973	1,974	1,973	1,973	4,865
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50	$10.38
Value at end of period	$23.73	$19.31	$22.68	$20.22	$17.11	$17.90	$16.50	$12.51	$11.08	$11.50
Number of accumulation units outstanding at end of period	0	0	0	5,771	1,618	1,894	1,847	2,176	3,524	3,605
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11	$11.47
Value at end of period	$27.15	$20.91	$24.45	$18.19	$18.42	$17.96	$17.81	$14.23	$11.87	$13.11
Number of accumulation units outstanding at end of period	4,292	4,771	5,222	12,884	20,096	17,131	15,207	21,942	23,735	19,994
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
Value at beginning of period	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48	$19.81
Value at end of period	$28.33	$21.83	$26.63	$18.90	$16.99	$20.48	$20.60	$22.18	$18.90	$23.48
Number of accumulation units outstanding at end of period	34	0	3,198	4,333	3,749	3,750	3,751	11,750	11,125	11,139
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04	$14.07
Value at end of period	$38.57	$31.02	$35.86	$32.01	$28.33	$29.66	$26.18	$20.21	$17.09	$17.04
Number of accumulation units outstanding at end of period	898	898	898	898	1,324	5,909	5,447	2,210	2,527	2,244
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41	$14.14
Value at end of period	$31.96	$25.67	$29.13	$25.58	$21.36	$22.51	$21.09	$15.41
Number of accumulation units outstanding at end of period	168	318	0	0	501	1,852	0	216
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
Value at beginning of period	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35	$11.88
Value at end of period	$30.79	$25.13	$25.39	$22.39	$21.03	$20.29	$18.36	$15.26	$13.53	$13.35
Number of accumulation units outstanding at end of period	2,370	5,189	12,458	14,498	17,503	17,750	19,543	22,399	28,523	25,321
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59	$10.73
Value at end of period	$36.45	$26.97	$28.29	$23.01	$21.74	$21.64	$19.64	$14.75	$12.89	$13.59
Number of accumulation units outstanding at end of period	4,924	4,974	6,049	8,472	10,189	8,461	8,674	13,463	12,333	12,549
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$26.38	$29.53	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76	$13.92
Value at end of period	$32.85	$26.38	$29.53	$25.79	$22.04	$24.03	$22.70	$17.76	$15.38	$15.76
Number of accumulation units outstanding at end of period	0	0	0	2,067	313	313	276	232	1,841	1,783
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$54.84	$56.29	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37	$20.30
Value at end of period	$70.68	$54.84	$56.29	$42.77	$42.77	$39.18	$36.59	$26.67	$22.77	$23.37
Number of accumulation units outstanding at end of period	97	97	1,313	1,620	5,023	3,705	4,395	5,387	5,629	5,418

CFI 46

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
Value at beginning of period	$15.75	$18.61	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61	$12.14
Value at end of period	$19.80	$15.75	$18.61	$14.78	$14.72	$15.08	$15.48	$13.75	$11.75	$13.61
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	3,127	3,064	2,849
WANGER INTERNATIONAL
Value at beginning of period	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18	$8.27
Value at end of period	$15.15	$11.83	$14.60	$11.15	$11.48	$11.64	$12.36	$10.25	$8.56	$10.18
Number of accumulation units outstanding at end of period	317	317	317	317	317	1,286	1,286	1,277	1,277	2,301
WANGER SELECT
Value at beginning of period	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13	$12.94
Value at end of period	$31.10	$24.42	$28.30	$22.68	$20.31	$20.56	$20.24	$15.27	$13.08	$16.13
Number of accumulation units outstanding at end of period	183	183	183	183	183	183	183	1,197	1,198	1,005
WANGER USA
Value at beginning of period	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13	$11.63
Value at end of period	$34.99	$27.09	$27.91	$23.69	$21.15	$21.60	$20.93	$15.88	$13.44	$14.13
Number of accumulation units outstanding at end of period	215	215	215	215	3,310	1,313	1,313	4,232	4,390	984

TABLE 10
FOR CONTRACTS CONTAINING LIMITS ON FEES
(Selected data for accumulation units outstanding throughout each period)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
FIDELITY® VIP CONTRAFUNDSM PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$61.17	$66.16	$54.96	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67	$28.22
Value at end of period	$79.48	$61.17	$66.16	$54.96	$51.53	$51.83	$46.88	$36.16	$31.45	$32.67
Number of accumulation units outstanding at end of period	4,667	6,407	6,615	6,802	7,064	8,257	9,797	12,473	10,166	10,435
FIDELITY® VIP EQUITY-INCOME PORTFOLIOSM (INITIAL CLASS)
Value at beginning of period	$38.55	$42.57	$38.18	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00	$19.35
Value at end of period	$48.52	$38.55	$42.57	$38.18	$32.76	$34.54	$32.17	$25.42	$21.94	$22.00
Number of accumulation units outstanding at end of period	9,198	8,607	8,841	9,053	9,136	9,314	10,223	10,382	10,543	10,714
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26	$15.71
Value at end of period	$58.75	$44.29	$44.93	$33.66	$33.81	$31.95	$29.06	$21.59	$19.06	$19.26
Number of accumulation units outstanding at end of period	5,050	5,050	5,050	5,051	5,051	3,340	3,341	1,057	1,420	1,636
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.03	$26.18	$20.35	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59	$16.64
Value at end of period	$27.79	$22.03	$26.18	$20.35	$21.70	$21.21	$23.36	$18.13	$15.21	$18.59
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	0	0	91
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
Value at beginning of period	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53
Value at end of period	$15.00	$14.08	$14.55	$13.43	$12.79	$13.54	$13.65	$14.40	$13.51	$13.20
Number of accumulation units outstanding at end of period	2,838	2,837	2,837	2,838	2,838	2,837	4,342	2,837	2,838	9,958
VOYA GOVERNMENT MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.00	$13.96	$14.05	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10	$15.26
Value at end of period	$14.10	$14.00	$13.96	$14.05	$14.20	$14.38	$14.56	$14.74	$14.92	$15.10
Number of accumulation units outstanding at end of period	6,373	8,546	8,629	10,240	10,680	11,458	14,076	27,262	43,102	55,687

CFI 47

Condensed Financial Information (continued)

	2019	2018	2017	2016	2015	2014	2013	2012	2011	2010
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$45.74	$48.36	$40.59	$37.35	$38.27	$34.91	$26.99	$23.54	$23.84	$21.10
Value at end of period	$58.37	$45.74	$48.36	$40.59	$37.35	$38.27	$34.91	$26.99	$23.54	$23.84
Number of accumulation units outstanding at end of period	168,674	183,883	198,579	229,648	256,960	288,311	337,233	365,896	430,310	486,741
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$28.78	$29.26	$28.16	$27.29	$27.43	$26.00	$26.32	$24.32	$22.87	$21.05
Value at end of period	$31.27	$28.78	$29.26	$28.16	$27.29	$27.43	$26.00	$26.32	$24.32	$22.87
Number of accumulation units outstanding at end of period	28,950	30,579	32,060	36,530	44,218	47,394	53,924	57,485	59,247	68,530
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30	$10.31
Value at end of period	$30.72	$23.43	$24.08	$18.79	$18.30	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	10,626	11,076	13,916	13,918	13,919	13,918	6,836	6,835	7,085
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2013)
Value at beginning of period	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70	$19.85
Value at end of period	$38.62	$30.23	$33.09	$26.79	$25.28	$25.47	$23.70
Number of accumulation units outstanding at end of period	0	0	4	14	14	45	58
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99
Value at end of period	$65.63	$52.65	$63.35	$57.64	$46.88	$47.85	$45.48	$33.43	$29.56	$30.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	2,784	4,066	4,066	4,067
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$30.55	$33.62	$28.78	$27.16	$27.73	$26.26	$21.65	$19.00	$19.74	$17.62
Value at end of period	$37.19	$30.55	$33.62	$28.78	$27.16	$27.73	$26.26	$21.65	$19.00	$19.74
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	3,999	3,998	3,998	3,999
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$29.02	$31.17	$27.47	$26.00	$26.38	$24.95	$21.59	$19.18	$19.47	$17.53
Value at end of period	$34.30	$29.02	$31.17	$27.47	$26.00	$26.38	$24.95	$21.59	$19.18	$19.47
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	1,295	1,287	1,287	1,286
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15
Value at end of period	$22.86	$19.27	$21.55	$19.68	$17.29	$17.87	$16.61	$13.46	$12.08	$12.37
Number of accumulation units outstanding at end of period	2,032	2,033	2,044	2,075	2,074	2,080	4,112	3,898	3,906	3,935
VY® INVESCO OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
Value at beginning of period	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61
Value at end of period	$28.18	$21.65	$25.25	$18.73	$18.93	$18.41	$18.21	$14.51	$12.07	$13.31
Number of accumulation units outstanding at end of period	1,637	1,672	3,995	3,995	3,994	12,232	15,734	16,282	16,286	17,607
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87
Value at end of period	$37.83	$27.92	$29.22	$23.70	$22.34	$22.18	$20.08	$15.04	$13.12	$13.79
Number of accumulation units outstanding at end of period	1,756	1,756	1,756	1,756	1,756	7,824	11,017	12,050	12,047	12,053
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18	$20.95
Value at end of period	$74.82	$57.91	$59.28	$44.93	$44.82	$40.96	$38.16	$27.74	$23.63	$24.18
Number of accumulation units outstanding at end of period	10,684	10,684	14,511	14,512	14,511	14,510	14,510	14,513	16,022	12,198

CFI 48

FOR MASTER APPLICATIONS ONLY

I hereby acknowledge receipt of Variable Annuity Account B Group Deferred Variable Prospectus dated May 1, 2020, for Employer-Sponsored Deferred Compensation Plans.

___Please send a Variable Annuity Account B Statement of Additional Information (Form No. SAI.75996-20) dated May 1, 2020.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.75996-20

PART B

INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

VARIABLE ANNUITY ACCOUNT B OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2020

Group Variable Annuity Contracts for Employer-Sponsored Deferred Compensation Plans

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the “Separate Account”) dated May 1, 2020.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:

Customer Service

Defined Contribution Administration,

P.O. Box 990063

Windsor, CT 06199-0063

1-800-584-6001

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

Page

General Information and History	2
Variable Annuity Account B	2
Offering and Purchase of Contracts	3
Income Phase Payments	3
Performance Reporting	4
Sales Material and Advertising	5
Experts	5
Financial Statements of the Separate Account	1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” we,” “us” and “our”) issues the contracts described in the prospectus and is responsible for providing each contracts’ insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002, until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc. In May, 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA.”

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions, under all contracts, or under all plans.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, is contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC, serves as the principal underwriter for contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority and the Securities Investor Protection Corporation. Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, CT 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE AND PARTICIPATION,” “CONTRACT OWNERSHIP AND RIGHTS” and “YOUR ACCOUNT VALUE.”

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending December 31, 2019, 2018 and 2017 amounted to $1,418,871.42, $796,762.50 and $1,590,260.90, respectively. These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity Units are purchased. Thereafter, variable payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based upon a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten day valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

Example:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1,000 of value applied; the annuitant’s first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779* = .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation ($13.400000 from above) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces a payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968 = .9998663^30.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

•     Standardized average annual total returns; and

•     Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccounts over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. We include all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charges (if any) and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

4

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as, personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize funds in terms of the asset classes they represent and use such categories in marketing material for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money Magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders or participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning and investment alternatives to certificates of deposit and other financial instruments, including comparisons between the contracts and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account B as of December 31, 2019, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2019 and 2018, and for each of the three years in the period ended December 31, 2019, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is 200 Clarendon St., Boston, MA 02116.

5

FINANCIAL STATEMENTS
Variable Annuity Account B of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2019
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2019

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2019, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2019, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

[Ernst & Young LLP signature or /s/ Ernst & Young LLP]

We have served as the Separate Accounts Auditor since 2001.

April 10, 2020

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company

Subaccounts	Statements of Operations	Statements of Changes in Net Assets

Calvert VP SRI Balanced Portfolio	For the year ended	For each of the two years
Federated Fund for U.S. Government Securities II - Primary Shares	December 31, 2019	in the period ended
December 31, 2019
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Volatility Fund II - Primary Shares
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Small Cap Value VIP Fund - Class 2
Growth Fund - Class 2
Growth-Income Fund - Class 2
International Fund - Class 2
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares
Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Invesco Oppenheimer V.I. Main Street Fund - Series I
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
PIMCO Real Return Portfolio - Administrative Class
Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio - Class I
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya Government Money Market Portfolio - Class I
Voya Growth and Income Portfolio - Class A

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts
	Statements of Operations	Statement of changes in Net Assets
Voya Growth and Income Portfolio - Class I	For the year ended	For each of the two years
Voya Index Plus LargeCap Portfolio - Class I	December 31, 2019	in the period ended
December 31, 2019
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service Class
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Stock Index Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service
Class
VY® Baron Growth Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio - Institutional
Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Global Real Estate Portfolio - Service Class

Appendix

Subaccounts comprising Variable Annuity Account B of Voya Retirement Insurance and Annuity Company (continued)

Subaccounts	Statements of Operations	Statements of Changes in
Net Assets
VY® Clarion Real Estate Portfolio - Service Class	For the year ended	For each of the two years
VY® Columbia Contrarian Core Portfolio - Service Class	December 31, 2019	in the period ended
December 31, 2019
VY® Columbia Small Cap Value II Portfolio - Service Class
Voya Balanced Income Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional
Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial
Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price International Stock Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio - Initial
Class
Wanger International
Wanger Select
Wanger USA
Voya High Yield Portfolio - Institutional Class	For the period from May 22, 2019 (commencement of
operations) through December 31, 2019
Voya Solution 2055 Portfolio - Service Class	For the period from December 16, 2019
(commencement of operations) through December 31,
2019

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Invesco			Invesco
	Oppenheimer		Invesco	Oppenheimer
	V.I. Discovery	Invesco	Oppenheimer	V.I. Main	Invesco V.I.
	Mid Cap	Oppenheimer	V.I. Main	Street Small	American
	Growth Fund -	V.I. Global	Street Fund -	Cap Fund -	Franchise
	Series I	Fund - Series I	Series I	Series I	Fund - Series I
Assets
Investments in mutual funds
at fair value	$ 137	$ 7	$ 264	$ 483	$ 913
Total assets	137	7	264	483	913
Net assets	$ 137	$ 7	$ 264	$ 483	$ 913

Net assets
Accumulation units	$ —	$ 7	$ —	$ 483	$ 845
Contracts in payout (annuitization)	137	—	264	—	68
Total net assets	$ 137	$ 7	$ 264	$ 483	$ 913

Total number of mutual fund shares	1,640	161	8,955	20,725	13,601

Cost of mutual fund shares	$ 126	$ 6	$ 249	$ 500	$ 891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
 Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Invesco V.I.		Growth-		Calvert VP SRI
	Core Equity	Growth Fund -	Income Fund -	International	Balanced
	Fund - Series I	Class 2	Class 2	Fund - Class 2	Portfolio
Assets
Investments in mutual funds
at fair value	$ 1,369	$ 1,287	$ 540	$ 290	$ 2,426
Total assets	1,369	1,287	540	290	2,426
Net assets	$ 1,369	$ 1,287	$ 540	$ 290	$ 2,426

Net assets
Accumulation units	$ 1,113	$ 1,287	$ 540	$ 290	$ 2,426
Contracts in payout (annuitization)	256	—	—	—	—
Total net assets	$ 1,369	$ 1,287	$ 540	$ 290	$ 2,426

Total number of mutual fund shares	39,177	15,978	10,777	13,968	1,059,356

Cost of mutual fund shares	$ 1,326	$ 1,214	$ 525	$ 282	$ 2,259

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Federated	Federated	Federated	Federated	Federated
	Fund for U.S.	Government	High Income	Kaufmann	Managed
	Government	Money Fund	Bond Fund II -	Fund II -	Volatility Fund
	Securities II -	II - Service	Primary	Primary	II - Primary
	Primary Shares	Shares	Shares	Shares	Shares
Assets
Investments in mutual funds
at fair value	$ 131	$ 378	$ 1,533	$ 1,235	$ 2,806
Total assets	131	378	1,533	1,235	2,806
Net assets	$ 131	$ 378	$ 1,533	$ 1,235	$ 2,806

Net assets
Accumulation units	$ 131	$ 373	$ 1,504	$ 1,235	$ 2,756
Contracts in payout (annuitization)	—	5	29	—	50
Total net assets	$ 131	$ 378	$ 1,533	$ 1,235	$ 2,806

Total number of mutual fund shares	12,079	378,134	234,750	54,585	248,290

Cost of mutual fund shares	$ 131	$ 378	$ 1,522	$ 953	$ 2,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Equity-Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424
Total assets	34,638	18,361	399	9,846	19,424
Net assets	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424

Net assets
Accumulation units	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 34,638	$ 18,361	$ 399	$ 9,846	$ 19,424

Total number of mutual fund shares	931,880	57,317	30,322	414,208	245,594

Cost of mutual fund shares	$ 30,488	$ 10,139	$ 378	$ 8,830	$ 15,771

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Janus
				Henderson	Lord Abbett
	Fidelity® VIP	Fidelity® VIP		Balanced	Series Fund
	High Income	Overseas	Franklin Small	Portfolio -	Mid Cap Stock
	Portfolio -	Portfolio -	Cap Value VIP	Institutional	Portfolio -
	Initial Class	Initial Class	Fund - Class 2	Shares	Class VC
Assets
Investments in mutual funds
at fair value	$ 141	$ 3,284	$ 2,020	$ 12	$ 1,261
Total assets	141	3,284	2,020	12	1,261
Net assets	$ 141	$ 3,284	$ 2,020	$ 12	$ 1,261

Net assets
Accumulation units	$ —	$ 3,284	$ 2,020	$ 12	$ 1,261
Contracts in payout (annuitization)	141	—	—	—	—
Total net assets	$ 141	$ 3,284	$ 2,020	$ 12	$ 1,261

Total number of mutual fund shares	25,918	141,996	134,196	314	53,112

Cost of mutual fund shares	$ 143	$ 2,928	$ 2,228	$ 9	$ 1,266

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

PIMCO VIT
	Real Return	Pioneer High	Voya	Voya	Voya Balanced
	Portfolio -	Yield VCT	Balanced	Intermediate	Income
	Administrative	Portfolio -	Portfolio -	Bond Portfolio -	Portfolio -
	Class	Class I	Class I	Class I	Service Class
Assets
Investments in mutual funds
at fair value	$ 1,879	$ 708	$ 46,097	$ 69,710	$ 4,731
Total assets	1,879	708	46,097	69,710	4,731
Net assets	$ 1,879	$ 708	$ 46,097	$ 69,710	$ 4,731

Net assets
Accumulation units	$ 1,879	$ 708	$ 28,051	$ 63,872	$ 4,731
Contracts in payout (annuitization)	—	—	18,046	5,838	—
Total net assets	$ 1,879	$ 708	$ 46,097	$ 69,710	$ 4,731

Total number of mutual fund shares	148,638	73,956	2,934,222	5,329,546	425,094

Cost of mutual fund shares	$ 1,861	$ 689	$ 39,468	$ 68,504	$ 4,717

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

				Voya Large	Voya Large
	Voya Global	Voya Global	Voya High Yield	Cap Growth	Cap Value
	Perspectives® Perspectives®		Portfolio -	Portfolio -	Portfolio -
	Portfolio -	Portfolio -	Institutional	Institutional	Institutional
	Class A	Class I	Class	Class	Class
Assets
Investments in mutual funds
at fair value	$ 127	$ 414	$ 14,928	$ 126,506	$ 6,991
Total assets	127	414	14,928	126,506	6,991
Net assets	$ 127	$ 414	$ 14,928	$ 126,506	$ 6,991

Net assets
Accumulation units	$ 127	$ 414	$ 13,684	$ 120,726	$ 6,991
Contracts in payout (annuitization)	—	—	1,244	5,780	—
Total net assets	$ 127	$ 414	$ 14,928	$ 126,506	$ 6,991

Total number of mutual fund shares	11,393	36,746	1,501,850	6,379,535	572,136

Cost of mutual fund shares	$ 121	$ 415	$ 14,727	$ 119,311	$ 6,890

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Voya
		Voya		Retirement	Voya
	Voya Large	Retirement		Moderate	Retirement
	Cap Value	Conservative	Voya Retirement	Growth	Moderate
	Portfolio -	Portfolio -	Growth Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class	Adviser Class
Assets
Investments in mutual funds
at fair value	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407
Total assets	2,167	3,541	2,354	3,891	3,407
Net assets	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407

Net assets
Accumulation units	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 2,167	$ 3,541	$ 2,354	$ 3,891	$ 3,407

Total number of mutual fund shares	179,944	380,359	181,073	321,581	294,978

Cost of mutual fund shares	$ 2,102	$ 3,423	$ 2,334	$ 4,009	$ 3,449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

VY®
		BlackRock	VY®
		Inflation	BlackRock	VY® Clarion	VY® Clarion
	Voya U.S.	Protected Bond	Inflation	Global Real	Global Real
	Stock Index	Portfolio -	Protected Bond	Estate Portfolio -	Estate
	Portfolio -	Institutional	Portfolio -	Institutional	Portfolio -
	Service Class	Class	Service Class	Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 758	$ 161	$ 1,758	$ 1,868	$ 587
Total assets	758	161	1,758	1,868	587
Net assets	$ 758	$ 161	$ 1,758	$ 1,868	$ 587

Net assets
Accumulation units	$ 758	$ 161	$ 1,758	$ 1,868	$ 587
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 758	$ 161	$ 1,758	$ 1,868	$ 587

Total number of mutual fund shares	45,067	16,417	181,038	142,464	45,038

Cost of mutual fund shares	$ 748	$ 158	$ 1,725	$ 1,718	$ 552

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

VY®
JPMorgan
			Emerging	VY®	VY®
		VY® Invesco	Markets	JPMorgan	JPMorgan
	VY® Clarion	Growth and	Equity	Emerging	Small Cap
	Real Estate	Income	Portfolio -	Markets Equity	Core Equity
	Portfolio -	Portfolio -	Institutional	Portfolio -	Portfolio -
	Service Class	Service Class	Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081
Total assets	3,223	1,069	1,764	10,328	2,081
Net assets	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081

Net assets
Accumulation units	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 3,223	$ 1,069	$ 1,764	$ 10,328	$ 2,081

Total number of mutual fund shares	84,115	45,990	79,379	468,171	130,461

Cost of mutual fund shares	$ 3,048	$ 1,178	$ 1,476	$ 8,450	$ 2,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	Voya
	Price Capital	Price Equity	Price	Government
	Appreciation	Income	International	Money Market
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -	Voya Global Bond Portfolio -
	Service Class	Service Class	Service Class	Class I	Initial Class
Assets
Investments in mutual funds
at fair value	$ 48,711	$ 3,510	$ 2,629	$ 31,539	$ 13,381
Total assets	48,711	3,510	2,629	31,539	13,381
Net assets	$ 48,711	$ 3,510	$ 2,629	$ 31,539	$ 13,381

Net assets
Accumulation units	$ 48,711	$ 3,510	$ 2,629	$ 30,604	$ 12,174
Contracts in payout (annuitization)	—	—	—	935	1,207
Total net assets	$ 48,711	$ 3,510	$ 2,629	$ 31,539	$ 13,381

Total number of mutual fund shares	1,655,725	340,488	161,466	31,538,609	1,235,527

Cost of mutual fund shares	$ 44,699	$ 4,122	$ 2,265	$ 31,539	$ 13,420

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Voya
International
	Voya Global	High Dividend
	Bond	Low Volatility	Voya Solution	Voya Solution	Voya Solution
	Portfolio -	Portfolio -	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -
	Service Class	Initial Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 21	$ 8,824	$ 6,665	$ 10,889	$ 7,750
Total assets	21	8,824	6,665	10,889	7,750
Net assets	$ 21	$ 8,824	$ 6,665	$ 10,889	$ 7,750

Net assets
Accumulation units	$ —	$ 8,270	$ 6,665	$ 10,889	$ 7,750
Contracts in payout (annuitization)	21	554	—	—	—
Total net assets	$ 21	$ 8,824	$ 6,665	$ 10,889	$ 7,750

Total number of mutual fund shares	1,913	767,945	576,016	920,471	664,690

Cost of mutual fund shares	$ 21	$ 8,844	$ 6,545	$ 10,815	$ 7,654

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

		Voya	Voya Solution	VY® American
		Solution	Moderately	Century Small-	VY® Baron
	Voya Solution	Income	Aggressive	Mid Cap Value	Growth
	2055 Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Assets
Investments in mutual funds
at fair value	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474
Total assets	22	2,300	259	2,977	4,474
Net assets	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474

Net assets
Accumulation units	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$ 22	$ 2,300	$ 259	$ 2,977	$ 4,474

Total number of mutual fund shares	1,540	192,491	20,472	252,503	206,671

Cost of mutual fund shares	$ 22	$ 2,198	$ 257	$ 3,113	$ 5,366

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

		VY® Columbia		VY® Invesco	VY® Invesco
	VY® Columbia	Small Cap	VY® Invesco	Equity and	Oppenheimer
	Contrarian	Value II	Comstock	Income	Global
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class	Initial Class
Assets
Investments in mutual funds
at fair value	$ 833	$ 401	$ 781	$ 51,562	$ 62,759
Total assets	833	401	781	51,562	62,759
Net assets	$ 833	$ 401	$ 781	$ 51,562	$ 62,759

Net assets
Accumulation units	$ 833	$ 401	$ 781	$ 51,562	$ 60,323
Contracts in payout (annuitization)	—	—	—	—	2,436
Total net assets	$ 833	$ 401	$ 781	$ 51,562	$ 62,759

Total number of mutual fund shares	48,487	25,715	45,468	1,169,747	3,225,040

Cost of mutual fund shares	$ 930	$ 466	$ 791	$ 53,348	$ 52,689

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	Voya Strategic Allocation Conservative Portfolio - Class I

					Voya Strategic Allocation Growth Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$ 3,113	$ 44,662	$ 19,649	$ 3,962	$ 6,729
Total assets	3,113	44,662	19,649	3,962	6,729
Net assets	$ 3,113	$ 44,662	$ 19,649	$ 3,962	$ 6,729

Net assets
Accumulation units	$ 3,113	$ 44,662	$ 17,089	$ 2,912	5,811
Contracts in payout (annuitization)	—	—	2,560	1,050	918
Total net assets	$ 3,113	$ 44,662	$ 19,649	$ 3,962	$ 6,729

Total number of mutual fund shares	177,810	3,572,965	241,303	304,320	430,779

Cost of mutual fund shares	$ 3,380	$ 38,593	$ 20,807	$ 3,839	$ 5,752

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Voya Emerging Markets Index Portfolio - Class I
	Voya Strategic Allocation Moderate Portfolio - Class I				Voya Euro STOXX 50® Index Portfolio - Class I

		Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I

Assets
Investments in mutual funds
at fair value	$ 7,558	$ 1,573	$ 213,518	$ 492	$ 50
Total assets	7,558	1,573	213,518	492	50
Net assets	$ 7,558	$ 1,573	$ 213,518	$ 492	$ 50

Net assets
Accumulation units	$ 6,076	$ —	$ 156,678	$ 492	$ 50
Contracts in payout (annuitization)	1,482	1,573	56,840	—	—
Total net assets	$ 7,558	$ 1,573	$ 213,518	$ 492	$ 50

Total number of mutual fund shares	516,938	56,321	7,507,655	40,215	4,851

Cost of mutual fund shares	$ 6,403	$ 1,518	$ 212,623	$ 458	$ 45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Voya Global	Voya Global	Voya Index	Voya Index	Voya Index
	Equity	Equity	Plus LargeCap Plus MidCap Plus SmallCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 1,792	$ 1,195	$ 69,720	$ 6,080	$ 3,488
Total assets	1,792	1,195	69,720	6,080	3,488
Net assets	$ 1,792	$ 1,195	$ 69,720	$ 6,080	$ 3,488

Net assets
Accumulation units	$ 1,792	$ 1,195	$ 52,566	$ 6,080	$ 3,488
Contracts in payout (annuitization)	—	—	17,154	—	—
Total net assets	$ 1,792	$ 1,195	$ 69,720	$ 6,080	$ 3,488

Total number of mutual fund shares	165,580	109,963	2,423,373	311,792	166,829

Cost of mutual fund shares	$ 1,628	$ 1,066	$ 53,814	$ 6,393	$ 3,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

			Voya	Voya	Voya
			Russell™	Russell™	Russell™
	Voya	Voya	Large Cap	Large Cap	Large Cap
	International	International	Growth Index	Index	Value Index
	Index Portfolio -	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class I	Class I
Assets
Investments in mutual funds
at fair value	$ 10,915	$ 49	$ 53,690	$ 19,548	$ 35,144
Total assets	10,915	49	53,690	19,548	35,144
Net assets	$ 10,915	$ 49	$ 53,690	$ 19,548	$ 35,144

Net assets
Accumulation units	$ 9,680	$ 49	$ 50,841	$ 16,528	$ 35,144
Contracts in payout (annuitization)	1,235	—	2,849	3,020	—
Total net assets	$ 10,915	$ 49	$ 53,690	$ 19,548	$ 35,144

Total number of mutual fund shares	1,028,741	4,608	1,249,778	784,432	1,448,632

Cost of mutual fund shares	$ 10,034	$ 42	$ 39,149	$ 13,155	$ 28,859

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Voya	Voya		Voya
	Russell™	Russell™ Mid	Voya	Russell™
	Large Cap	Cap Growth	Russell™ Mid	Small Cap
	Value Index	Index	Cap Index	Index	Voya Small
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Company
	Class S	Class S	Class I	Class I	Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 19,045
Total assets	1,060	2,122	2,077	4,261	19,045
Net assets	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 19,045

Net assets
Accumulation units	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 15,510
Contracts in payout (annuitization)	—	—	—	—	3,535
Total net assets	$ 1,060	$ 2,122	$ 2,077	$ 4,261	$ 19,045

Total number of mutual fund shares	44,018	59,167	152,184	297,957	1,117,644

Cost of mutual fund shares	$ 862	$ 2,070	$ 2,160	$ 4,192	$ 21,649

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio -	Voya MIdCap Opportunities Portfolio -	Voya MidCap Opportunities Portfolio -	Voya SmallCap Opportunities Portfolio -	Voya SmallCap Opportunities Portfolio -
	Class I	Class I	Class S	Class I	Class S
Assets
Investments in mutual funds
at fair value	$ 1,515	$ 17,032	$ 3,010	$ 2,417	$ 2,265
Total assets	1,515	17,032	3,010	2,417	2,265
Net assets	$ 1,515	$ 17,032	$ 3,010	$ 2,417	$ 2,265

Net assets
Accumulation units	$ 1,515	$ 15,353	$ 3,010	$ 2,417	$ 2,265
Contracts in payout (annuitization)	—	1,679	—	—	—
Total net assets	$ 1,515	$ 17,032	$ 3,010	$ 2,417	$ 2,265

Total number of mutual fund shares	138,953	1,223,580	232,822	106,767	109,567

Cost of mutual fund shares	$ 1,469	$ 16,342	$ 2,902	$ 2,669	$ 2,545

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2019
(Dollars in thousands)

Wanger
	International	Wanger Select	Wanger USA
Assets
Investments in mutual funds
at fair value	$ 1,839	$ 1,846	$ 2,210
Total assets	1,839	1,846	2,210
Net assets	$ 1,839	$ 1,846	$ 2,210

Net assets
Accumulation units	$ 1,839	$ 1,846	$ 2,210
Contracts in payout (annuitization)	—	—	—
Total net assets	$ 1,839	$ 1,846	$ 2,210

Total number of mutual fund shares	70,714	100,907	99,291

Cost of mutual fund shares	$ 1,849	$ 1,839	$ 2,310

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Invesco			Invesco
	Oppenheimer		Invesco	Oppenheimer
	V.I. Discovery	Invesco	Oppenheimer	V.I. Main	Invesco V.I.
	Mid Cap	Oppenheimer	V.I. Main	Street Small	American
	Growth Fund -	V.I. Global	Street Fund -	Cap Fund -	Franchise
	Series I	Fund - Series I	Series I	Series I	Fund - Series I
Net investment income (loss)
Investment Income:
Dividends	$ —	$ —	$ 3	$ 1	$ —
Expenses:

Mortality and expense risk charges	1	—	3	4	7
Total expenses	1	—	3	4	7
Net investment income (loss)	(1)	—	—	(3)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	11	2	(1)
Capital gains distributions	16	1	40	53	117
Total realized gain (loss) on investments
and capital gains distributions	17	1	51	55	116
Net unrealized appreciation
(depreciation) of investments	24	1	15	66	136
Net realized and unrealized gain (loss)
on investments	41	2	66	121	252
Net increase (decrease) in net assets
resulting from operations	$ 40	$ 2	$ 66	$ 118	$ 245

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Invesco V.I. Core Equity Fund - Series I		Growth-		Calvert VP
		Growth Fund - Class 2	Income Fund -	International	SRI Balanced
			Class 2	Fund - Class 2	Portfolio
Net investment income (loss)
Investment Income:
Dividends	$ 13	$ 9	$ 8	$ 4	$ 35
Expenses:

Mortality and expense risk charges	11	4	—	—	21
Total expenses	11	4	—	—	21
Net investment income (loss)	2	5	8	4	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	20	5	1	22
Capital gains distributions	152	111	47	6	80
Total realized gain (loss) on investments
and capital gains distributions	177	131	52	7	102
Net unrealized appreciation
(depreciation) of investments	133	169	47	36	333
Net realized and unrealized gain (loss)
on investments	310	300	99	43	435
Net increase (decrease) in net assets
resulting from operations	$ 312	$ 305	$ 107	$ 47	$ 449

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Federated Fund for U.S. Government Securities II - Primary Shares	Federated Government Money Fund II - Service Shares			Federated Managed Volatility Fund II - Primary Shares

			Federated High Income Bond Fund II - Primary Shares	Federated Kaufmann Fund II - Primary Shares

Net investment income (loss)
Investment Income:
Dividends	$ 4	$ 6	$ 96 $	— $	57
Expenses:

Mortality and expense risk charges	2	5	20	17	38
Total expenses	2	5	20	17	38
Net investment income (loss)	2	1	76	(17)	19

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(22)	15	30
Capital gains distributions	—	—	—	106	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	(22)	121	30
Net unrealized appreciation
(depreciation) of investments	5	—	135	211	413
Net realized and unrealized gain (loss)
on investments	5	—	113	332	443
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 1	$ 189 $	315 $	462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Fidelity® VIP
	Fidelity® VIP	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Contrafund®	Index 500	Grade Bond	Equity-Income	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 151	$ 339	$ 11	$ 185	$ 46
Expenses:

Mortality and expense risk charges	269	246	6	89	153
Total expenses	269	246	6	89	153
Net investment income (loss)	(118)	93	5	96	(107)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,446	2,586	1	(15)	603
Capital gains distributions	3,752	264	—	586	1,056
Total realized gain (loss) on investments
and capital gains distributions	5,198	2,850	1	571	1,659
Net unrealized appreciation
(depreciation) of investments	3,607	1,646	25	1,441	3,357
Net realized and unrealized gain (loss)
on investments	8,805	4,496	26	2,012	5,016
Net increase (decrease) in net assets
resulting from operations	$ 8,687	$ 4,589	$ 31	$ 2,108	$ 4,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

				Janus
				Henderson
	Fidelity® VIP	Fidelity® VIP	Franklin	Balanced	Lord Abbett Series
	High Income	Overseas	Small Cap	Portfolio -	Fund Mid Cap
	Portfolio -	Portfolio -	Value VIP	Institutional	Stock Portfolio -
	Initial Class	Initial Class	Fund - Class 2	Shares	Class VC
Net investment income (loss)
Investment Income:
Dividends	$ 7	$ 52	$ 19	$ —	$ 11
Expenses:

Mortality and expense risk charges	2	26	14	—	11
Total expenses	2	26	14	—	11
Net investment income (loss)	5	26	5	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	38	(61)	—	38
Capital gains distributions	—	109	310	—	21
Total realized gain (loss) on investments
and capital gains distributions	(1)	147	249	—	59
Net unrealized appreciation
(depreciation) of investments	14	535	173	2	176
Net realized and unrealized gain (loss)
on investments	13	682	422	2	235
Net increase (decrease) in net assets
resulting from operations	$ 18	$ 708	$ 427	$ 2	$ 235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	PIMCO VIT Real Return Portfolio - Administrative Class			Voya	Voya
		Pioneer High		Intermediate	Balanced Income
		Yield VCT	Voya Balanced	Bond
		Portfolio -	Portfolio -	Portfolio -	Portfolio - Service Class
		Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 31 $	37 $	1,118	$ 2,371	$ 209
Expenses:

Mortality and expense risk charges	17	7	562	829	56
Total expenses	17	7	562	829	56
Net investment income (loss)	14	30	556	1,542	153

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	(4)	3,348	(46)	(34)
Capital gains distributions	—	—	1,870	82	263
Total realized gain (loss) on investments
and capital gains distributions	(12)	(4)	5,218	36	229
Net unrealized appreciation
(depreciation) of investments	135	70	1,742	4,110	310
Net realized and unrealized gain (loss)
on investments	123	66	6,960	4,146	539
Net increase (decrease) in net assets
resulting from operations	$ 137 $	96 $	7,516	$ 5,688	$ 692

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Voya High		Voya Large
	Voya Global	Voya Global	Yield		Cap Growth
	Perspectives®	Perspectives®	Portfolio -	Voya High Yield	Portfolio -
	Portfolio -	Portfolio -	Institutional	Portfolio -	Institutional
	Class A	Class I	Class	Service Class	Class
Net investment income (loss)
Investment Income:
Dividends	$ 3	$ 13	$ 284	$ 119	$ 814
Expenses:

Mortality and expense risk charges	1	—	59	23	1,522
Total expenses	1	—	59	23	1,522
Net investment income (loss)	2	13	225	96	(708)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1	4	(36)	2,116
Capital gains distributions	4	15	—	—	19,519
Total realized gain (loss) on investments
and capital gains distributions	4	16	4	(36)	21,635
Net unrealized appreciation
(depreciation) of investments	8	33	201	290	11,751
Net realized and unrealized gain (loss)
on investments	12	49	205	254	33,386
Net increase (decrease) in net assets
resulting from operations	$ 14	$ 62	$ 430	$ 350	$ 32,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

					Voya
	Voya Large		Voya	Voya	Retirement
	Cap Value	Voya Large	Retirement	Retirement	Moderate
	Portfolio -	Cap Value	Conservative	Growth	Growth
	Institutional	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Adviser Class	Adviser Class	Adviser Class
Net investment income (loss)
Investment Income:
Dividends	$ 140	$ 39	$ 49	$ 49	$ 74
Expenses:

Mortality and expense risk charges	55	25	35	32	53
Total expenses	55	25	35	32	53
Net investment income (loss)	85	14	14	17	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(48)	(3)	(3)	101	47
Capital gains distributions	470	149	68	195	251
Total realized gain (loss) on investments
and capital gains distributions	422	146	65	296	298
Net unrealized appreciation
(depreciation) of investments	937	271	227	154	360
Net realized and unrealized gain (loss)
on investments	1,359	417	292	450	658
Net increase (decrease) in net assets
resulting from operations	$ 1,444	$ 431	$ 306	$ 467	$ 679

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
				VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real
	Voya
	Retirement	Voya U.S.			EstateEstate
	Moderate	Stock Index			Portfolio - Institutional Class
	Portfolio -	Portfolio -
	Adviser Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 62	$ 9	$ 4	$ 35	$ 50
Expenses:

Mortality and expense risk charges	38	1	1	21	11
Total expenses	38	1	1	21	11
Net investment income (loss)	24	8	3	14	39

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(55)	1	—	(6)	5
Capital gains distributions	139	2	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	84	3	—	(6)	5
Net unrealized appreciation
(depreciation) of investments	377	11	8	92	310
Net realized and unrealized gain (loss)
on investments	461	14	8	86	315
Net increase (decrease) in net assets
resulting from operations	$ 485	$ 22	$ 11	$ 100	$ 354

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

				VY®
				JPMorgan	VY®
				Emerging	JPMorgan
	VY® Clarion		VY® Invesco	Markets	Emerging
	Global Real VY® Clarion		Growth and	Equity	Markets
	Estate	Real Estate	Income	Portfolio -	Equity
	Portfolio -	Portfolio -	Portfolio -	Institutional	Portfolio -
	Service Class	Service Class	Service Class	Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 15	$ 61	$ 26	$ 2	$ 1
Expenses:

Mortality and expense risk charges	7	12	9	23	65
Total expenses	7	12	9	23	65
Net investment income (loss)	8	49	17	(21)	(64)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	(10)	(62)	8	77
Capital gains distributions	—	14	125	91	541
Total realized gain (loss) on investments
and capital gains distributions	3	4	63	99	618
Net unrealized appreciation
(depreciation) of investments	100	635	142	344	1,934
Net realized and unrealized gain (loss)
on investments	103	639	205	443	2,552
Net increase (decrease) in net assets
resulting from operations	$ 111	$ 688	$ 222	$ 422	$ 2,488

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	VY®
	JPMorgan	VY®
	Small Cap	JPMorgan	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe
	Core Equity	Small Cap	Price Capital	Price Equity	Price
	Portfolio -	Core Equity	Appreciation	Income	International
	Institutional	Portfolio -	Portfolio -	Portfolio -	Stock Portfolio -
	Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 30	$ 13	$ 671	$ 114	$ 18
Expenses:

Mortality and expense risk charges	31	14	341	48	22
Total expenses	31	14	341	48	22
Net investment income (loss)	(1)	(1)	330	66	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(537)	(2)	(62)	(790)	167
Capital gains distributions	658	509	2,298	1,214	150
Total realized gain (loss) on investments
and capital gains distributions	121	507	2,236	424	317
Net unrealized appreciation
(depreciation) of investments	414	(67)	6,567	555	256
Net realized and unrealized gain (loss)
on investments	535	440	8,803	979	573
Net increase (decrease) in net assets
resulting from operations	$ 534	$ 439	$ 9,133	$ 1,045	$ 569

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	VY®				Voya
	Templeton	Voya			International
	Global	Government	Voya Global	Voya Global Bond Portfolio - Service Class	High Dividend
	Growth	Money Market	Bond		Low Volatility
	Portfolio -	Portfolio -	Portfolio -		Portfolio -
	Service Class	Class I	Initial Class		Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 9	$ 585	$ 401	$ 1	$ 189
Expenses:

Mortality and expense risk charges	2	351	164	—	99
Total expenses	2	351	164	—	99
Net investment income (loss)	7	234	237	1	90

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(93)	—	(162)	—	232
Capital gains distributions	34	23	231	—	721
Total realized gain (loss) on investments
and capital gains distributions	(59)	23	69	—	953
Net unrealized appreciation
(depreciation) of investments	48	—	596	1	220
Net realized and unrealized gain (loss)
on investments	(11)	23	665	1	1,173
Net increase (decrease) in net assets
resulting from operations	$ (4) $	257	$ 902	$ 2	$ 1,263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Voya				Voya Solution
	Solution 2025	Voya Solution	Voya Solution	Voya Solution	Income
	Portfolio -	2035 Portfolio -	2045 Portfolio -	2055 Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 148	$ 222	$ 132	$ —	$ 65
Expenses:

Mortality and expense risk charges	53	84	53	—	20
Total expenses	53	84	53	—	20
Net investment income (loss)	95	138	79	—	45

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	(118)	6	—	17
Capital gains distributions	361	759	616	—	47
Total realized gain (loss) on investments
and capital gains distributions	345	641	622	—	64
Net unrealized appreciation
(depreciation) of investments	525	1,058	618	—	154
Net realized and unrealized gain (loss)
on investments	870	1,699	1,240	$ —	218
Net increase (decrease) in net assets
resulting from operations	$ 965	1,837	$ 1,319	$ —	$ 263

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

		VY®
		American
	Voya Solution	Century			VY® Columbia
	Moderately	Small-Mid VY® Baron VY® Columbia Small Cap
	Aggressive	Cap Value	Growth	Contrarian	Value II
	Portfolio -	Portfolio -	Portfolio -	Core Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class	Service Class
Net investment income (loss)
Investment Income:
Dividends	$ 5	$ 33	$ —	$ 26	$ 1
Expenses:

Mortality and expense risk charges	3	13	55	16	3
Total expenses	3	13	55	16	3
Net investment income (loss)	2	20	(55)	10	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(18)	(529)	(257)	(2)
Capital gains distributions	19	264	2,625	523	48
Total realized gain (loss) on investments
and capital gains distributions	19	246	2,096	266	46
Net unrealized appreciation
(depreciation) of investments	21	439	(256)	135	23
Net realized and unrealized gain (loss)
on investments	40	685	1,840	401	69
Net increase (decrease) in net assets
resulting from operations	$ 42	$ 705	$ 1,785	$ 411	$ 67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

				VY®
		VY® Invesco	VY® Invesco	JPMorgan
	VY® Invesco	Equity and	Oppenheimer	Mid Cap	VY® Pioneer
	Comstock	Income	Global	Value	High Yield
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Initial Class	Initial Class	Service Class	Initial Class
Net investment income (loss)
Investment Income:
Dividends	$ 17	$ 1,034	$ 295	$ 28	$ 370
Expenses:

Mortality and expense risk charges	6	622	708	23	83
Total expenses	6	622	708	23	83
Net investment income (loss)	11	412	(413)	5	287

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	19	(822)	3,003	(115)	(452)
Capital gains distributions	149	2,704	10,112	374	325
Total realized gain (loss) on investments
and capital gains distributions	168	1,882	13,115	259	(127)
Net unrealized appreciation
(depreciation) of investments	(19)	6,499	2,993	405	791
Net realized and unrealized gain (loss)
on investments	149	8,381	16,108	664	664
Net increase (decrease) in net assets
resulting from operations	$ 160	$ 8,793	$ 15,695	$ 669	$ 951

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	VY® T. Rowe
	Price
	Diversified	VY® T. Rowe	Voya Strategic	Voya Strategic	Voya Strategic
	Mid Cap	Price Growth	Allocation	Allocation	Allocation
	Growth	Equity	Conservative	Growth	Moderate
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 124	$ 74	$ 95	$ 164	$ 199
Expenses:

Mortality and expense risk charges	490	436	47	75	85
Total expenses	490	436	47	75	85
Net investment income (loss)	(366)	(362)	48	89	114

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,001	(1,455)	45	352	288
Capital gains distributions	4,356	8,501	184	549	498
Total realized gain (loss) on investments
and capital gains distributions	6,357	7,046	229	901	786
Net unrealized appreciation
(depreciation) of investments	6,652	2,724	181	215	302
Net realized and unrealized gain (loss)
on investments	13,009	9,770	410	1,116	1,088
Net increase (decrease) in net assets
resulting from operations	$ 12,643	$ 9,408	$ 458	$ 1,205	$ 1,202

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Voya	Voya Euro
	Voya Growth	Voya Growth	Emerging	STOXX 50®	Voya Global
	and Income	and Income	Markets Index	Index	Equity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class A	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 18	$ 3,315	$ 13	$ 5	$ 50
Expenses:

Mortality and expense risk charges	19	2,370	2	—	16
Total expenses	19	2,370	2	—	16
Net investment income (loss)	(1)	945	11	5	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35	8,555	(46)	1	43
Capital gains distributions	153	20,579	—	—	86
Total realized gain (loss) on investments
and capital gains distributions	188	29,134	(46)	1	129
Net unrealized appreciation
(depreciation) of investments	164	19,646	150	5	183
Net realized and unrealized gain (loss)
on investments	352	48,780	104	6	312
Net increase (decrease) in net assets
resulting from operations	$ 351	$ 49,725	$ 115	$ 11	$ 346

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

					Voya
	Voya Global	Voya Index	Voya Index	Voya Index	International
	Equity	Plus LargeCap	Plus MidCap Plus SmallCap		Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 25	$ 1,033	$ 79 $	34	$ 330
Expenses:

Mortality and expense risk charges	12	778	48	28	123
Total expenses	12	778	48	28	123
Net investment income (loss)	13	255	31	6	207

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	4,739	(261)	5	19
Capital gains distributions	44	5,685	567	479	—
Total realized gain (loss) on investments
and capital gains distributions	56	10,424	306	484	19
Net unrealized appreciation
(depreciation) of investments	122	5,881	988	148	1,704
Net realized and unrealized gain (loss)
on investments	178	16,305	1,294	632	1,723
Net increase (decrease) in net assets
resulting from operations	$ 191	$ 16,560	$ 1,325 $	638	$ 1,930

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

		Voya		Voya	Voya
	Voya	Russell™		Russell™	Russell™
	International	Large Cap		Large Cap	Large Cap
	Index	Growth Index	Voya Russell™	Value Index	Value Index
	Portfolio -	Portfolio -	Large Cap Index	Portfolio -	Portfolio -
	Class S	Class I	Portfolio - Class I	Class I	Class S
Net investment income (loss)
Investment Income:
Dividends	$ 1	$ 283	$ 303	$ 820	$ 24
Expenses:

Mortality and expense risk charges	1	376	208	413	14
Total expenses	1	376	208	413	14
Net investment income (loss)	—	(93)	95	407	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	3,698	1,364	724	26
Capital gains distributions	—	1,317	557	1,246	40
Total realized gain (loss) on investments
and capital gains distributions	—	5,015	1,921	1,970	66
Net unrealized appreciation
(depreciation) of investments	7	4,182	2,575	4,739	147
Net realized and unrealized gain (loss)
on investments	7	9,197	4,496	6,709	213
Net increase (decrease) in net assets
resulting from operations	$ 7	$ 9,104	$ 4,591	$ 7,116	$ 223

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Voya		Voya
	Russell™ Mid	Voya	Russell™
	Cap Growth	Russell™ Mid	Small Cap	Voya Small	Voya U.S.
	Index	Cap Index	Index	Company	Bond Index
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class S	Class I	Class I	Class I	Class I
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 29 $	17 $	80 $	36
Expenses:

Mortality and expense risk charges	5	13	13	227	11
Total expenses	5	13	13	227	11
Net investment income (loss)	(3)	16	4	(147)	25

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	(25)	(27)	(1,038)	(6)
Capital gains distributions	34	325	165	2,706	—
Total realized gain (loss) on investments
and capital gains distributions	48	300	138	1,668	(6)
Net unrealized appreciation
(depreciation) of investments	81	142	226	2,685	89
Net realized and unrealized gain (loss)
on investments	129	442	364	4,353	83
Net increase (decrease) in net assets
resulting from operations	$ 126	$ 458 $	368 $	4,206 $	108

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

			Voya	Voya
	Voya MidCap Voya MidCap SmallCap			SmallCap
	Opportunities Opportunities Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -	Wanger
	Class I	Class S	Class I	Class S	International
Net investment income (loss)
Investment Income:
Dividends	$ 45 $	4 $	— $	—	$ 14
Expenses:

Mortality and expense risk charges	180	37	12	30	11
Total expenses	180	37	12	30	11
Net investment income (loss)	(135)	(33)	(12)	(30)	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	165	(76)	(71)	(162)	(73)
Capital gains distributions	1,955	378	309	331	138
Total realized gain (loss) on investments
and capital gains distributions	2,120	302	238	169	65
Net unrealized appreciation
(depreciation) of investments	2,082	476	297	362	365
Net realized and unrealized gain (loss)
on investments	4,202	778	535	531	430
Net increase (decrease) in net assets
resulting from operations	$ 4,067 $	745 $	523 $	501	$ 433

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2019
(Dollars in thousands)

	Wanger Select	Wanger USA
Net investment income (loss)
Investment Income:
Dividends	$ 2	$ 5
Expenses:

Mortality and expense risk charges	11	12
Total expenses	11	12
Net investment income (loss)	(9)	(7)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(252)	(77)
Capital gains distributions	284	323
Total realized gain (loss) on investments
and capital gains distributions	32	246
Net unrealized appreciation
(depreciation) of investments	466	263
Net realized and unrealized gain (loss)
on investments	498	509
Net increase (decrease) in net assets
resulting from operations	$ 489	$ 502

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Invesco
	Invesco		Invesco	Oppenheimer
	Oppenheimer	Invesco	Oppenheimer	V.I. Main
	V.I. Discovery	Oppenheimer	V.I. Main	Street Small
	Mid Cap Growth	V.I. Global	Street Fund -	Cap Fund -
	Fund - Series I	Fund - Series I	Series I	Series I
Net assets at January 31, 2018	$ 179	$ 6	$ 313	$ 993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	—	(5)
Total realized gain (loss) on investments
and capital gains distributions	28	—	61	78
Net unrealized appreciation (depreciation)
of investments	(33)	(1)	(84)	(165)
Net increase (decrease) in net assets resulting from
operations	(7)	(1)	(23)	(92)
Changes from principal transactions:
Total unit transactions	(63)	—	(66)	(349)
Increase (decrease) in net assets derived from
principal transactions	(63)	—	(66)	(349)
Total increase (decrease) in net assets	(70)	(1)	(89)	(441)
Net assets at December 31, 2018	109	5	224	552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	—	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	17	1	51	55
Net unrealized appreciation (depreciation)
of investments	24	1	15	66
Net increase (decrease) in net assets resulting from
operations	40	2	66	118
Changes from principal transactions:
Total unit transactions	(12)	—	(26)	(187)
Increase (decrease) in net assets derived from
principal transactions	(12)	—	(26)	(187)
Total increase (decrease) in net assets	28	2	40	(69)
Net assets at December 31, 2019	$ 137	$ 7	$ 264	$ 483

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Invesco V.I.
	American	Invesco V.I.
	Franchise	Core Equity	Growth Fund -	Growth-Income
	Fund - Series I	Fund - Series I	Class 2	Fund - Class 2
Net assets at January 31, 2018	$ 647	$ 1,461	$ 713	$ 295

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(1)	2	6
Total realized gain (loss) on investments
and capital gains distributions	61	159	100	28
Net unrealized appreciation (depreciation)
of investments	(106)	(288)	(135)	(47)
Net increase (decrease) in net assets resulting from
operations	(52)	(130)	(33)	(13)
Changes from principal transactions:
Total unit transactions	143	(193)	342	113
Increase (decrease) in net assets derived from
principal transactions	143	(193)	342	113
Total increase (decrease) in net assets	91	(323)	309	100
Net assets at December 31, 2018	738	1,138	1,022	395

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	2	5	8
Total realized gain (loss) on investments
and capital gains distributions	116	177	131	52
Net unrealized appreciation (depreciation)
of investments	136	133	169	47
Net increase (decrease) in net assets resulting from
operations	245	312	305	107
Changes from principal transactions:
Total unit transactions	(70)	(81)	(40)	38
Increase (decrease) in net assets derived from
principal transactions	(70)	(81)	(40)	38
Total increase (decrease) in net assets	175	231	265	145
Net assets at December 31, 2019	$ 913	$ 1,369	$ 1,287	$ 540

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			Federated
			Fund for U.S.
			Government	Federated
		Calvert VP SRI	Securities II -	Government
	International	Balanced	Primary	Money Fund II -
	Fund - Class 2	Portfolio	Shares	Service Shares
Net assets at January 31, 2018	$ 203	$ 1,519	$ 156	$ 484

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	17	2	(1)
Total realized gain (loss) on investments
and capital gains distributions	17	188	(1)	—
Net unrealized appreciation (depreciation)
of investments	(45)	(272)	(3)	—
Net increase (decrease) in net assets resulting from
operations	(25)	(67)	(2)	(1)
Changes from principal transactions:
Total unit transactions	(14)	498	(9)	(83)
Increase (decrease) in net assets derived from
principal transactions	(14)	498	(9)	(83)
Total increase (decrease) in net assets	(39)	431	(11)	(84)
Net assets at December 31, 2018	164	1,950	145	400

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	14	2	1
Total realized gain (loss) on investments
and capital gains distributions	7	102	—	—
Net unrealized appreciation (depreciation)
of investments	36	333	5	—
Net increase (decrease) in net assets resulting from
operations	47	449	7	1
Changes from principal transactions:
Total unit transactions	79	27	(21)	(23)
Increase (decrease) in net assets derived from
principal transactions	79	27	(21)	(23)
Total increase (decrease) in net assets	126	476	(14)	(22)
Net assets at December 31, 2019	$ 290	$ 2,426	$ 131	$ 378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			Federated
	Federated High Federated		Managed	Fidelity® VIP
	Income Bond	Kaufmann Volatility Fund Contrafund®
	Fund II -	Fund II -	II - Primary	Portfolio -
	Primary Shares	Primary Shares	Shares	Initial Class
Net assets at January 31, 2018	$ 1,806	$ 1,118	$ 1,566	$ 36,495

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	(16)	14	(49)
Total realized gain (loss) on investments
and capital gains distributions	(15)	104	48	5,036
Net unrealized appreciation (depreciation)
of investments	(165)	(45)	(342)	(7,134)
Net increase (decrease) in net assets resulting from
operations	(73)	43	(280)	(2,147)
Changes from principal transactions:
Total unit transactions	(245)	(149)	1,294	(4,312)
Increase (decrease) in net assets derived from
principal transactions	(245)	(149)	1,294	(4,312)
Total increase (decrease) in net assets	(318)	(106)	1,014	(6,459)
Net assets at December 31, 2018	1,488	1,012	2,580	30,036

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76	(17)	19	(118)
Total realized gain (loss) on investments
and capital gains distributions	(22)	121	30	5,198
Net unrealized appreciation (depreciation)
of investments	135	211	413	3,607
Net increase (decrease) in net assets resulting from
operations	189	315	462	8,687
Changes from principal transactions:
Total unit transactions	(144)	(92)	(236)	(4,085)
Increase (decrease) in net assets derived from
principal transactions	(144)	(92)	(236)	(4,085)
Total increase (decrease) in net assets	45	223	226	4,602
Net assets at December 31, 2019	$ 1,533	$ 1,235	$ 2,806	$ 34,638

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Fidelity® VIP
	Fidelity® VIP	Investment	Fidelity® VIP	Fidelity® VIP
	Index 500	Grade Bond Equity-Income		Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Initial Class	Initial Class	Initial Class
Net assets at January 31, 2018	$ 20,011	$ 410	$ 9,804	$ 14,072

Increase (decrease) in net assets
Operations:
Net investment income (loss)	81	4	115	(103)
Total realized gain (loss) on investments
and capital gains distributions	1,967	2	468	2,950
Net unrealized appreciation (depreciation)
of investments	(3,016)	(15)	(1,417)	(3,050)
Net increase (decrease) in net assets resulting from
operations	(968)	(9)	(834)	(203)
Changes from principal transactions:
Total unit transactions	(2,373)	(26)	(722)	647
Increase (decrease) in net assets derived from
principal transactions	(2,373)	(26)	(722)	647
Total increase (decrease) in net assets	(3,341)	(35)	(1,556)	444
Net assets at December 31, 2018	16,670	375	8,248	14,516

Increase (decrease) in net assets
Operations:
Net investment income (loss)	93	5	96	(107)
Total realized gain (loss) on investments
and capital gains distributions	2,850	1	571	1,659
Net unrealized appreciation (depreciation)
of investments	1,646	25	1,441	3,357
Net increase (decrease) in net assets resulting from
operations	4,589	31	2,108	4,909
Changes from principal transactions:
Total unit transactions	(2,898)	(7)	(510)	(1)
Increase (decrease) in net assets derived from
principal transactions	(2,898)	(7)	(510)	(1)
Total increase (decrease) in net assets	1,691	24	1,598	4,908
Net assets at December 31, 2019	$ 18,361	$ 399	$ 9,846	$ 19,424

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Janus
				Henderson
	Fidelity® VIP	Fidelity® VIP		Balanced
	High Income	Overseas	Franklin Small	Portfolio -
	Portfolio -	Portfolio -	Cap Value VIP	Institutional
	Initial Class	Initial Class	Fund - Class 2	Shares
Net assets at January 31, 2018	$ 158	$ 3,436	$ 2,097	$ 10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	21	1	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	54	288	—
Net unrealized appreciation (depreciation)
of investments	(12)	(600)	(568)	—
Net increase (decrease) in net assets resulting from
operations	(7)	(525)	(279)	—
Changes from principal transactions:
Total unit transactions	(14)	(137)	(37)	—
Increase (decrease) in net assets derived from
principal transactions	(14)	(137)	(37)	—
Total increase (decrease) in net assets	(21)	(662)	(316)	—
Net assets at December 31, 2018	137	2,774	1,781	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	26	5	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	147	249	—
Net unrealized appreciation (depreciation)
of investments	14	535	173	2
Net increase (decrease) in net assets resulting from
operations	18	708	427	2
Changes from principal transactions:
Total unit transactions	(14)	(198)	(188)	—
Increase (decrease) in net assets derived from
principal transactions	(14)	(198)	(188)	—
Total increase (decrease) in net assets	4	510	239	2
Net assets at December 31, 2019	$ 141	$ 3,284	$ 2,020	$ 12

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		PIMCO VIT
	Lord Abbett Series	Real Return	Pioneer High	Voya
	Fund Mid Cap	Portfolio -	Yield VCT	Balanced
	Stock Portfolio -	Administrative	Portfolio -	Portfolio -
	Class VC	Class	Class I	Class I
Net assets at January 31, 2018	$ 1,720	$ 2,115	$ 795	$ 56,439

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	31	30	515
Total realized gain (loss) on investments
and capital gains distributions	187	(35)	(3)	6,300
Net unrealized appreciation (depreciation)
of investments	(389)	(61)	(59)	(10,772)
Net increase (decrease) in net assets resulting from
operations	(208)	(65)	(32)	(3,957)
Changes from principal transactions:
Total unit transactions	(397)	(252)	(11)	(7,352)
Increase (decrease) in net assets derived from
principal transactions	(397)	(252)	(11)	(7,352)
Total increase (decrease) in net assets	(605)	(317)	(43)	(11,309)
Net assets at December 31, 2018	1,115	1,798	752	45,130

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	30	556
Total realized gain (loss) on investments
and capital gains distributions	59	(12)	(4)	5,218
Net unrealized appreciation (depreciation)
of investments	176	135	70	1,742
Net increase (decrease) in net assets resulting from
operations	235	137	96	7,516
Changes from principal transactions:
Total unit transactions	(89)	(56)	(140)	(6,549)
Increase (decrease) in net assets derived from
principal transactions	(89)	(56)	(140)	(6,549)
Total increase (decrease) in net assets	146	81	(44)	967
Net assets at December 31, 2019	$ 1,261	$ 1,879	$ 708	$ 46,097

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya	Voya Balanced	Voya Global	Voya Global
	Intermediate	Income	Perspectives® Perspectives®
	Bond Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Service Class	Class A	Class I
Net assets at January 31, 2018	$ 83,897	$ 4,851	$ 173	$ 368

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,835	179	2	11
Total realized gain (loss) on investments
and capital gains distributions	(765)	42	8	7
Net unrealized appreciation (depreciation)
of investments	(2,567)	(502)	(19)	(43)
Net increase (decrease) in net assets resulting from
operations	(1,497)	(281)	(9)	(25)
Changes from principal transactions:
Total unit transactions	(14,101)	(436)	(81)	(13)
Increase (decrease) in net assets derived from
principal transactions	(14,101)	(436)	(81)	(13)
Total increase (decrease) in net assets	(15,598)	(717)	(90)	(38)
Net assets at December 31, 2018	68,299	4,134	83	330

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,542	153	2	13
Total realized gain (loss) on investments
and capital gains distributions	36	229	4	16
Net unrealized appreciation (depreciation)
of investments	4,110	310	8	33
Net increase (decrease) in net assets resulting from
operations	5,688	692	14	62
Changes from principal transactions:
Total unit transactions	(4,277)	(95)	30	22
Increase (decrease) in net assets derived from
principal transactions	(4,277)	(95)	30	22
Total increase (decrease) in net assets	1,411	597	44	84
Net assets at December 31, 2019	$ 69,710	$ 4,731	$ 127	$ 414

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			Voya Large
	Voya High		Cap Growth	Voya Large Cap
	Yield Portfolio -	Voya High	Portfolio -	Value Portfolio -
	Institutional Yield Portfolio - Institutional Institutional
	Class	Service Class	Class	Class
Net assets at January 31, 2018	$ —	$ 4,333	$ 127,168	$ 7,848

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	163	(785)	80
Total realized gain (loss) on investments
and capital gains distributions	—	(104)	19,238	876
Net unrealized appreciation (depreciation)
of investments	—	(199)	(20,848)	(1,572)
Net increase (decrease) in net assets resulting from
operations	—	(140)	(2,395)	(616)
Changes from principal transactions:
Total unit transactions	—	(919)	(13,596)	(955)
Increase (decrease) in net assets derived from
principal transactions	—	(919)	(13,596)	(955)
Total increase (decrease) in net assets	—	(1,059)	(15,991)	(1,571)
Net assets at December 31, 2018	—	3,274	111,177	6,277

Increase (decrease) in net assets
Operations:
Net investment income (loss)	225	96	(708)	85
Total realized gain (loss) on investments
and capital gains distributions	4	(36)	21,635	422
Net unrealized appreciation (depreciation)
of investments	201	290	11,751	937
Net increase (decrease) in net assets resulting from
operations	430	350	32,678	1,444
Changes from principal transactions:
Total unit transactions	14,498	(3,624)	(17,349)	(730)
Increase (decrease) in net assets derived from
principal transactions	14,498	(3,624)	(17,349)	(730)
Total increase (decrease) in net assets	14,928	(3,274)	15,329	714
Net assets at December 31, 2019	$ 14,928	$ —	$ 126,506	$ 6,991

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Voya
		Voya	Voya	Retirement
	Voya Large	Retirement	Retirement	Moderate
	Cap Value	Conservative	Growth	Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Adviser Class	Adviser Class	Adviser Class
Net assets at January 31, 2018	$ 2,230	$ 2,634	$ 3,476	$ 3,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	16	13	21
Total realized gain (loss) on investments
and capital gains distributions	246	49	422	332
Net unrealized appreciation (depreciation)
of investments	(451)	(162)	(676)	(672)
Net increase (decrease) in net assets resulting from
operations	(193)	(97)	(241)	(319)
Changes from principal transactions:
Total unit transactions	(115)	(154)	(632)	1,131
Increase (decrease) in net assets derived from
principal transactions	(115)	(154)	(632)	1,131
Total increase (decrease) in net assets	(308)	(251)	(873)	812
Net assets at December 31, 2018	1,922	2,383	2,603	4,062

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	14	17	21
Total realized gain (loss) on investments
and capital gains distributions	146	65	296	298
Net unrealized appreciation (depreciation)
of investments	271	227	154	360
Net increase (decrease) in net assets resulting from
operations	431	306	467	679
Changes from principal transactions:
Total unit transactions	(186)	852	(716)	(850)
Increase (decrease) in net assets derived from
principal transactions	(186)	852	(716)	(850)
Total increase (decrease) in net assets	245	1,158	(249)	(171)
Net assets at December 31, 2019	$ 2,167	$ 3,541	$ 2,354	$ 3,891

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

			VY®
			BlackRock	VY®
	Voya		Inflation	BlackRock
	Retirement	Voya U.S. Protected Bond		Inflation
	Moderate	Stock Index	Portfolio -	Protected Bond
	Portfolio -	Portfolio -	Institutional	Portfolio -
	Adviser Class	Service Class	Class	Service Class
Net assets at January 31, 2018	$ 3,924	$ 68	$ 269	$ 1,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	1	4	13
Total realized gain (loss) on investments
and capital gains distributions	133	13	(11)	(6)
Net unrealized appreciation (depreciation)
of investments	(386)	(11)	3	(62)
Net increase (decrease) in net assets resulting from
operations	(227)	3	(4)	(55)
Changes from principal transactions:
Total unit transactions	(427)	(40)	(124)	(219)
Increase (decrease) in net assets derived from
principal transactions	(427)	(40)	(124)	(219)
Total increase (decrease) in net assets	(654)	(37)	(128)	(274)
Net assets at December 31, 2018	3,270	31	141	1,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24	8	3	14
Total realized gain (loss) on investments
and capital gains distributions	84	3	—	(6)
Net unrealized appreciation (depreciation)
of investments	377	11	8	92
Net increase (decrease) in net assets resulting from
operations	485	22	11	100
Changes from principal transactions:
Total unit transactions	(348)	705	9	147
Increase (decrease) in net assets derived from
principal transactions	(348)	705	9	147
Total increase (decrease) in net assets	137	727	20	247
Net assets at December 31, 2019	$ 3,407	$ 758	$ 161	$ 1,758

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	VY® Clarion			VY® Invesco
	Global Real	VY® Clarion	VY® Clarion	Growth and
	Estate Portfolio -	Global Real	Real Estate	Income
	Institutional	Estate Portfolio -	Portfolio -	Portfolio -
	Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 1,816	$ 668	$ 3,308	$ 1,449

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	22	60	5
Total realized gain (loss) on investments
and capital gains distributions	—	9	259	165
Net unrealized appreciation (depreciation)
of investments	(235)	(90)	(563)	(353)
Net increase (decrease) in net assets resulting from
operations	(160)	(59)	(244)	(183)
Changes from principal transactions:
Total unit transactions	(187)	(99)	(542)	(234)
Increase (decrease) in net assets derived from
principal transactions	(187)	(99)	(542)	(234)
Total increase (decrease) in net assets	(347)	(158)	(786)	(417)
Net assets at December 31, 2018	1,469	510	2,522	1,032

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	8	49	17
Total realized gain (loss) on investments
and capital gains distributions	5	3	4	63
Net unrealized appreciation (depreciation)
of investments	310	100	635	142
Net increase (decrease) in net assets resulting from
operations	354	111	688	222
Changes from principal transactions:
Total unit transactions	45	(34)	13	(185)
Increase (decrease) in net assets derived from
principal transactions	45	(34)	13	(185)
Total increase (decrease) in net assets	399	77	701	37
Net assets at December 31, 2019	$ 1,868	$ 587	$ 3,223	$ 1,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	VY®		VY®
	JPMorgan	VY®	JPMorgan	VY®
	Emerging	JPMorgan	Small Cap	JPMorgan
	Markets Equity	Emerging	Core Equity	Small Cap
	Portfolio -	Markets Equity	Portfolio -	Core Equity
	Institutional	Portfolio -	Institutional	Portfolio -
	Class	Service Class	Class	Service Class
Net assets at January 31, 2018	$ 1,904	$ 10,098	$ 2,657	$ 1,540

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(12)	(17)	(5)
Total realized gain (loss) on investments
and capital gains distributions	9	70	321	221
Net unrealized appreciation (depreciation)
of investments	(336)	(1,900)	(625)	(461)
Net increase (decrease) in net assets resulting from
operations	(336)	(1,842)	(321)	(245)
Changes from principal transactions:
Total unit transactions	(155)	(88)	59	446
Increase (decrease) in net assets derived from
principal transactions	(155)	(88)	59	446
Total increase (decrease) in net assets	(491)	(1,930)	(262)	201
Net assets at December 31, 2018	1,413	8,168	2,395	1,741

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(21)	(64)	(1)	(1)
Total realized gain (loss) on investments
and capital gains distributions	99	618	121	507
Net unrealized appreciation (depreciation)
of investments	344	1,934	414	(67)
Net increase (decrease) in net assets resulting from
operations	422	2,488	534	439
Changes from principal transactions:
Total unit transactions	(71)	(328)	(2,929)	(99)
Increase (decrease) in net assets derived from
principal transactions	(71)	(328)	(2,929)	(99)
Total increase (decrease) in net assets	351	2,160	(2,395)	340
Net assets at December 31, 2019	$ 1,764	$ 10,328	$ —	$ 2,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	VY® T. Rowe	VY® T. Rowe	VY® T. Rowe	VY®
	Price Capital Price Equity		Price	Templeton
	Appreciation	Income	International Global Growth
	Portfolio -	Portfolio -	Stock Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 39,208	$ 6,132	$ 2,702	$ 390

Increase (decrease) in net assets
Operations:
Net investment income (loss)	559	56	18	5
Total realized gain (loss) on investments
and capital gains distributions	2,758	680	85	(33)
Net unrealized appreciation (depreciation)
of investments	(3,491)	(1,268)	(492)	(23)
Net increase (decrease) in net assets resulting from
operations	(174)	(532)	(389)	(51)
Changes from principal transactions:
Total unit transactions	240	(947)	(140)	(97)
Increase (decrease) in net assets derived from
principal transactions	240	(947)	(140)	(97)
Total increase (decrease) in net assets	66	(1,479)	(529)	(148)
Net assets at December 31, 2018	39,274	4,653	2,173	242

Increase (decrease) in net assets
Operations:
Net investment income (loss)	330	66	(4)	7
Total realized gain (loss) on investments
and capital gains distributions	2,236	424	317	(59)
Net unrealized appreciation (depreciation)
of investments	6,567	555	256	48
Net increase (decrease) in net assets resulting from
operations	9,133	1,045	569	(4)
Changes from principal transactions:
Total unit transactions	304	(2,188)	(113)	(238)
Increase (decrease) in net assets derived from
principal transactions	304	(2,188)	(113)	(238)
Total increase (decrease) in net assets	9,437	(1,143)	456	(242)
Net assets at December 31, 2019	$ 48,711	$ 3,510	$ 2,629	$ —

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				Voya
				International
		Voya Global	Voya Global	High Dividend
	Voya Government	Bond	Bond	Low Volatility
	Money Market	Portfolio -	Portfolio -	Portfolio -
	Portfolio - Class I	Initial Class	Service Class	Initial Class
Net assets at January 31, 2018	$ 33,570	$ 17,251	$ 23	$ 11,995

Increase (decrease) in net assets
Operations:
Net investment income (loss)	113	392	1	98
Total realized gain (loss) on investments
and capital gains distributions	5	(208)	—	548
Net unrealized appreciation (depreciation)
of investments	—	(679)	(1)	(2,312)
Net increase (decrease) in net assets resulting from
operations	118	(495)	—	(1,666)
Changes from principal transactions:
Total unit transactions	(510)	(2,427)	(2)	(1,668)
Increase (decrease) in net assets derived from
principal transactions	(510)	(2,427)	(2)	(1,668)
Total increase (decrease) in net assets	(392)	(2,922)	(2)	(3,334)
Net assets at December 31, 2018	33,178	14,329	21	8,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	234	237	1	90
Total realized gain (loss) on investments
and capital gains distributions	23	69	—	953
Net unrealized appreciation (depreciation)
of investments	—	596	1	220
Net increase (decrease) in net assets resulting from
operations	257	902	2	1,263
Changes from principal transactions:
Total unit transactions	(1,896)	(1,850)	(2)	(1,100)
Increase (decrease) in net assets derived from
principal transactions	(1,896)	(1,850)	(2)	(1,100)
Total increase (decrease) in net assets	(1,639)	(948)	—	163
Net assets at December 31, 2019	$ 31,539	$ 13,381	$ 21	$ 8,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Solution	Voya Solution	Voya Solution	Voya Solution
	2025 Portfolio -	2035 Portfolio -	2045 Portfolio -	2055 Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 5,600	$ 9,953	$ 7,803	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66	87	45	—
Total realized gain (loss) on investments
and capital gains distributions	6	259	366	—
Net unrealized appreciation (depreciation)
of investments	(487)	(1,194)	(910)	—
Net increase (decrease) in net assets resulting from
operations	(415)	(848)	(499)	0
Changes from principal transactions:
Total unit transactions	337	(542)	(1,992)	—
Increase (decrease) in net assets derived from
principal transactions	337	(542)	(1,992)	—
Total increase (decrease) in net assets	(78)	(1,390)	(2,491)	—
Net assets at December 31, 2018	5,522	8,563	5,312	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	138	79	—
Total realized gain (loss) on investments
and capital gains distributions	345	641	622	—
Net unrealized appreciation (depreciation)
of investments	525	1,058	618	—
Net increase (decrease) in net assets resulting from
operations	965	1,837	1,319	0
Changes from principal transactions:
Total unit transactions	178	489	1,119	22
Increase (decrease) in net assets derived from
principal transactions	178	489	1,119	22
Total increase (decrease) in net assets	1,143	2,326	2,438	22
Net assets at December 31, 2019	$ 6,665	$ 10,889	$ 7,750	$ 22

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Voya Solution	VY® American
	Voya Solution	Moderately	Century Small-	VY® Baron
	Income	Aggressive Mid Cap Value		Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Service Class
Net assets at January 31, 2018	$ 2,563	$ 196	$ 3,358	$ 4,927

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	1	16	(53)
Total realized gain (loss) on investments
and capital gains distributions	73	12	352	567
Net unrealized appreciation (depreciation)
of investments	(203)	(36)	(824)	(705)
Net increase (decrease) in net assets resulting from
operations	(93)	(23)	(456)	(191)
Changes from principal transactions:
Total unit transactions	(176)	25	(430)	302
Increase (decrease) in net assets derived from
principal transactions	(176)	25	(430)	302
Total increase (decrease) in net assets	(269)	2	(886)	111
Net assets at December 31, 2018	2,294	198	2,472	5,038

Increase (decrease) in net assets
Operations:
Net investment income (loss)	45	2	20	(55)
Total realized gain (loss) on investments
and capital gains distributions	64	19	246	2,096
Net unrealized appreciation (depreciation)
of investments	154	21	439	(256)
Net increase (decrease) in net assets resulting from
operations	263	42	705	1,785
Changes from principal transactions:
Total unit transactions	(257)	19	(200)	(2,349)
Increase (decrease) in net assets derived from
principal transactions	(257)	19	(200)	(2,349)
Total increase (decrease) in net assets	6	61	505	(564)
Net assets at December 31, 2019	$ 2,300	$ 259	$ 2,977	$ 4,474

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		VY® Columbia		VY® Invesco
	VY® Columbia	Small Cap	VY® Invesco	Equity and
	Contrarian	Value II	Comstock	Income
	Core Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Service Class	Service Class	Service Class	Initial Class
Net assets at January 31, 2018	$ 1,867	$ 533	$ 798	$ 63,635

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(3)	4	395
Total realized gain (loss) on investments
and capital gains distributions	179	65	22	5,174
Net unrealized appreciation (depreciation)
of investments	(337)	(145)	(129)	(11,458)
Net increase (decrease) in net assets resulting from
operations	(161)	(83)	(103)	(5,889)
Changes from principal transactions:
Total unit transactions	(208)	(93)	(1)	(8,538)
Increase (decrease) in net assets derived from
principal transactions	(208)	(93)	(1)	(8,538)
Total increase (decrease) in net assets	(369)	(176)	(104)	(14,427)
Net assets at December 31, 2018	1,498	357	694	49,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	(2)	11	412
Total realized gain (loss) on investments
and capital gains distributions	266	46	168	1,882
Net unrealized appreciation (depreciation)
of investments	135	23	(19)	6,499
Net increase (decrease) in net assets resulting from
operations	411	67	160	8,793
Changes from principal transactions:
Total unit transactions	(1,076)	(23)	(73)	(6,439)
Increase (decrease) in net assets derived from
principal transactions	(1,076)	(23)	(73)	(6,439)
Total increase (decrease) in net assets	(665)	44	87	2,354
Net assets at December 31, 2019	$ 833	$ 401	$ 781	$ 51,562

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

				VY® T. Rowe
	VY® Invesco	VY®		Price
	Oppenheimer	JPMorgan Mid	VY® Pioneer	Diversified Mid
	Global	Cap Value	High Yield	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Initial Class	Service Class	Initial Class	Initial Class
Net assets at January 31, 2018	$ 70,986	$ 3,947	$ 12,185	$ 43,055

Increase (decrease) in net assets
Operations:
Net investment income (loss)	222	9	471	(416)
Total realized gain (loss) on investments
and capital gains distributions	8,084	301	(151)	6,691
Net unrealized appreciation (depreciation)
of investments	(17,312)	(729)	(743)	(7,734)
Net increase (decrease) in net assets resulting from
operations	(9,006)	(419)	(423)	(1,459)
Changes from principal transactions:
Total unit transactions	(7,588)	(810)	(1,514)	(4,878)
Increase (decrease) in net assets derived from
principal transactions	(7,588)	(810)	(1,514)	(4,878)
Total increase (decrease) in net assets	(16,594)	(1,229)	(1,937)	(6,337)
Net assets at December 31, 2018	54,392	2,718	10,248	36,718

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(413)	5	287	(366)
Total realized gain (loss) on investments
and capital gains distributions	13,115	259	(127)	6,357
Net unrealized appreciation (depreciation)
of investments	2,993	405	791	6,652
Net increase (decrease) in net assets resulting from
operations	15,695	669	951	12,643
Changes from principal transactions:
Total unit transactions	(7,328)	(274)	(11,199)	(4,699)
Increase (decrease) in net assets derived from
principal transactions	(7,328)	(274)	(11,199)	(4,699)
Total increase (decrease) in net assets	8,367	395	(10,248)	7,944
Net assets at December 31, 2019	$ 62,759	$ 3,113	$ —	$ 44,662

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Voya
	VY® T. Rowe	Strategic	Voya Strategic
	Price Growth Allocation		Allocation	Voya Strategic
	Equity	Conservative	Growth	Allocation
	Portfolio -	Portfolio -	Portfolio -	Moderate
	Initial Class	Class I	Class I	Portfolio - Class I
Net assets at January 31, 2018	$ 38,118	$ 4,601	$ 8,094	$ 7,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(368)	53	58	84
Total realized gain (loss) on investments
and capital gains distributions	8,550	239	857	306
Net unrealized appreciation (depreciation)
of investments	(8,747)	(504)	(1,486)	(922)
Net increase (decrease) in net assets resulting from
operations	(565)	(212)	(571)	(532)
Changes from principal transactions:
Total unit transactions	(3,255)	(663)	(1,646)	(349)
Increase (decrease) in net assets derived from
principal transactions	(3,255)	(663)	(1,646)	(349)
Total increase (decrease) in net assets	(3,820)	(875)	(2,217)	(881)
Net assets at December 31, 2018	34,298	3,726	5,877	6,950

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(362)	48	89	114
Total realized gain (loss) on investments
and capital gains distributions	7,046	229	901	786
Net unrealized appreciation (depreciation)
of investments	2,724	181	215	302
Net increase (decrease) in net assets resulting from
operations	9,408	458	1,205	1,202
Changes from principal transactions:
Total unit transactions	(24,057)	(222)	(353)	(594)
Increase (decrease) in net assets derived from
principal transactions	(24,057)	(222)	(353)	(594)
Total increase (decrease) in net assets	(14,649)	236	852	608
Net assets at December 31, 2019	$ 19,649	$ 3,962	$ 6,729	$ 7,558

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Growth	Voya Growth	Voya Emerging	Voya Euro
	and Income	and Income	Markets Index	STOXX 50®
	Portfolio -	Portfolio -	Portfolio -	Index Portfolio -
	Class A	Class I	Class I	Class I
Net assets at January 31, 2018	$ 1,602	$ 230,160	$ 527	$ 44

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1,337	13	1
Total realized gain (loss) on investments
and capital gains distributions	182	31,070	14	1
Net unrealized appreciation (depreciation)
of investments	(270)	(43,263)	(153)	(10)
Net increase (decrease) in net assets resulting from
operations	(87)	(10,856)	(126)	(8)
Changes from principal transactions:
Total unit transactions	(142)	(26,800)	368	6
Increase (decrease) in net assets derived from
principal transactions	(142)	(26,800)	368	6
Total increase (decrease) in net assets	(229)	(37,656)	242	(2)
Net assets at December 31, 2018	1,373	192,504	769	42

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	945	11	5
Total realized gain (loss) on investments
and capital gains distributions	188	29,134	(46)	1
Net unrealized appreciation (depreciation)
of investments	164	19,646	150	5
Net increase (decrease) in net assets resulting from
operations	351	49,725	115	11
Changes from principal transactions:
Total unit transactions	(151)	(28,711)	(392)	(3)
Increase (decrease) in net assets derived from
principal transactions	(151)	(28,711)	(392)	(3)
Total increase (decrease) in net assets	200	21,014	(277)	8
Net assets at December 31, 2019	$ 1,573	$ 213,518	$ 492	$ 50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Global	Voya Global	Voya Index
	Equity	Equity	Plus LargeCap	Voya Index Plus
	Portfolio -	Portfolio -	Portfolio -	MidCap Portfolio -
	Class I	Class S	Class I	Class I
Net assets at January 31, 2018	$ 2,383	$ 1,136	$ 65,631	$ 7,531

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	33	159	17
Total realized gain (loss) on investments
and capital gains distributions	81	22	9,858	829
Net unrealized appreciation (depreciation)
of investments	(352)	(157)	(15,581)	(1,755)
Net increase (decrease) in net assets resulting from
operations	(181)	(102)	(5,564)	(909)
Changes from principal transactions:
Total unit transactions	(382)	(161)	571	(1,318)
Increase (decrease) in net assets derived from
principal transactions	(382)	(161)	571	(1,318)
Total increase (decrease) in net assets	(563)	(263)	(4,993)	(2,227)
Net assets at December 31, 2018	1,820	873	60,638	5,304

Increase (decrease) in net assets
Operations:
Net investment income (loss)	34	13	255	31
Total realized gain (loss) on investments
and capital gains distributions	129	56	10,424	306
Net unrealized appreciation (depreciation)
of investments	183	122	5,881	988
Net increase (decrease) in net assets resulting from
operations	346	191	16,560	1,325
Changes from principal transactions:
Total unit transactions	(374)	131	(7,478)	(549)
Increase (decrease) in net assets derived from
principal transactions	(374)	131	(7,478)	(549)
Total increase (decrease) in net assets	(28)	322	9,082	776
Net assets at December 31, 2019	$ 1,792	$ 1,195	$ 69,720	$ 6,080

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya Index			Voya Russell™
	Plus	Voya	Voya	Large Cap
	SmallCap	International	International Growth Index
	Portfolio -	Index Portfolio -	Index Portfolio -	Portfolio -
	Class I	Class I	Class S	Class I
Net assets at January 31, 2018	$ 4,020	$ 12,539	$ 50	$ 29,331

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	204	—	(62)
Total realized gain (loss) on investments
and capital gains distributions	663	77	—	4,011
Net unrealized appreciation (depreciation)
of investments	(1,130)	(2,096)	(8)	(4,382)
Net increase (decrease) in net assets resulting from
operations	(466)	(1,815)	(8)	(433)
Changes from principal transactions:
Total unit transactions	(360)	(514)	—	(2,561)
Increase (decrease) in net assets derived from
principal transactions	(360)	(514)	—	(2,561)
Total increase (decrease) in net assets	(826)	(2,329)	(8)	(2,994)
Net assets at December 31, 2018	3,194	10,210	42	26,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	207	—	(93)
Total realized gain (loss) on investments
and capital gains distributions	484	19	—	5,015
Net unrealized appreciation (depreciation)
of investments	148	1,704	7	4,182
Net increase (decrease) in net assets resulting from
operations	638	1,930	7	9,104
Changes from principal transactions:
Total unit transactions	(344)	(1,225)	—	18,249
Increase (decrease) in net assets derived from
principal transactions	(344)	(1,225)	—	18,249
Total increase (decrease) in net assets	294	705	7	27,353
Net assets at December 31, 2019	$ 3,488	$ 10,915	$ 49	$ 53,690

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

		Voya Russell™	Voya Russell™	Voya Russell™
	Voya Russell™	Large Cap	Large Cap	Mid Cap
	Large Cap	Value Index	Value Index	Growth Index
	Index Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class S	Class S
Net assets at January 31, 2018	$ 17,538	$ 38,419	$ 1,186	$ 1,218

Increase (decrease) in net assets
Operations:
Net investment income (loss)	74	370	7	(5)
Total realized gain (loss) on investments
and capital gains distributions	1,535	2,033	64	410
Net unrealized appreciation (depreciation)
of investments	(2,325)	(5,014)	(158)	(396)
Net increase (decrease) in net assets resulting from
operations	(716)	(2,611)	(87)	9
Changes from principal transactions:
Total unit transactions	(1,185)	(5,108)	(123)	(915)
Increase (decrease) in net assets derived from
principal transactions	(1,185)	(5,108)	(123)	(915)
Total increase (decrease) in net assets	(1,901)	(7,719)	(210)	(906)
Net assets at December 31, 2018	15,637	30,700	976	312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	95	407	10	(3)
Total realized gain (loss) on investments
and capital gains distributions	1,921	1,970	66	48
Net unrealized appreciation (depreciation)
of investments	2,575	4,739	147	81
Net increase (decrease) in net assets resulting from
operations	4,591	7,116	223	126
Changes from principal transactions:
Total unit transactions	(680)	(2,672)	(139)	1,684
Increase (decrease) in net assets derived from
principal transactions	(680)	(2,672)	(139)	1,684
Total increase (decrease) in net assets	3,911	4,444	84	1,810
Net assets at December 31, 2019	$ 19,548	$ 35,144	$ 1,060	$ 2,122

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

Voya
	Russell™ Mid	Voya Russell™	Voya Small	Voya U.S.
	Cap Index	Small Cap	Company	Bond Index
	Portfolio -	Index Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I
Net assets at January 31, 2018	$ 1,931	$ 1,480	$ 25,655	$ 1,599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	5	(159)	23
Total realized gain (loss) on investments
and capital gains distributions	170	82	4,069	(18)
Net unrealized appreciation (depreciation)
of investments	(341)	(261)	(7,638)	(23)
Net increase (decrease) in net assets resulting from
operations	(158)	(174)	(3,728)	(18)
Changes from principal transactions:
Total unit transactions	(257)	(8)	(3,364)	(148)
Increase (decrease) in net assets derived from
principal transactions	(257)	(8)	(3,364)	(148)
Total increase (decrease) in net assets	(415)	(182)	(7,092)	(166)
Net assets at December 31, 2018	1,516	1,298	18,563	1,433

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16	4	(147)	25
Total realized gain (loss) on investments
and capital gains distributions	300	138	1,668	(6)
Net unrealized appreciation (depreciation)
of investments	142	226	2,685	89
Net increase (decrease) in net assets resulting from
operations	458	368	4,206	108
Changes from principal transactions:
Total unit transactions	103	2,595	(3,724)	(26)
Increase (decrease) in net assets derived from
principal transactions	103	2,595	(3,724)	(26)
Total increase (decrease) in net assets	561	2,963	482	82
Net assets at December 31, 2019	$ 2,077	$ 4,261	$ 19,045	$ 1,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Voya MidCap	Voya MidCap	Voya SmallCap	Voya SmallCap
	Opportunities Opportunities Opportunities Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class S	Class I	Class S
Net assets at January 31, 2018	$ 18,488	$ 3,409	$ 2,558	$ 2,747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(192)	(41)	(13)	(34)
Total realized gain (loss) on investments
and capital gains distributions	1,859	364	413	487
Net unrealized appreciation (depreciation)
of investments	(3,007)	(601)	(825)	(890)
Net increase (decrease) in net assets resulting from
operations	(1,340)	(278)	(425)	(437)
Changes from principal transactions:
Total unit transactions	(1,931)	(221)	15	(177)
Increase (decrease) in net assets derived from
principal transactions	(1,931)	(221)	15	(177)
Total increase (decrease) in net assets	(3,271)	(499)	(410)	(614)
Net assets at December 31, 2018	15,217	2,910	2,148	2,133

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(135)	(33)	(12)	(30)
Total realized gain (loss) on investments
and capital gains distributions	2,120	302	238	169
Net unrealized appreciation (depreciation)
of investments	2,082	476	297	362
Net increase (decrease) in net assets resulting from
operations	4,067	745	523	501
Changes from principal transactions:
Total unit transactions	(2,252)	(645)	(254)	(369)
Increase (decrease) in net assets derived from
principal transactions	(2,252)	(645)	(254)	(369)
Total increase (decrease) in net assets	1,815	100	269	132
Net assets at December 31, 2019	$ 17,032	$ 3,010	$ 2,417	$ 2,265

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2019 and 2018
(Dollars in thousands)

	Wanger
	International	Wanger Select	Wanger USA
Net assets at January 31, 2018	$ 2,161	$ 2,218	$ 1,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(9)	(9)
Total realized gain (loss) on investments
and capital gains distributions	173	203	191
Net unrealized appreciation (depreciation)
of investments	(594)	(487)	(278)
Net increase (decrease) in net assets resulting from
operations	(392)	(293)	(96)
Changes from principal transactions:
Total unit transactions	(128)	9	352
Increase (decrease) in net assets derived from
principal transactions	(128)	9	352
Total increase (decrease) in net assets	(520)	(284)	256
Net assets at December 31, 2018	1,641	1,934	1,645

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	(9)	(7)
Total realized gain (loss) on investments
and capital gains distributions	65	32	246
Net unrealized appreciation (depreciation)
of investments	365	466	263
Net increase (decrease) in net assets resulting from
operations	433	489	502
Changes from principal transactions:
Total unit transactions	(235)	(577)	63
Increase (decrease) in net assets derived from
principal transactions	(235)	(577)	63
Total increase (decrease) in net assets	198	(88)	565
Net assets at December 31, 2019	$ 1,839	$ 1,846	$ 2,210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1. Organization

Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, (the “Account”) was established by Voya Retirement Insurance and Annuity Company (“VRIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya Financial”), a holding company domiciled in the State of Delaware.

Prior to May 2013, Voya Financial, which together with its subsidiaries, including the Company, was an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING. Between October 2013 and March 2015, ING completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. The Account is exclusively for use with Contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2019, the Account had 103 investment divisions (the “Divisions”), 30 of which invest in independently managed mutual funds and 73 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”).

The Divisions with asset balances at December 31, 2019 and related Trusts are as follows:

AIM Variable Insurance Funds:

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I

Invesco Oppenheimer V.I. Global Fund - Series I Invesco Oppenheimer V.I. Main Street Fund - Series I

Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I

Invesco V.I. American Franchise Fund - Series I Invesco V.I. Core Equity Fund - Series I

American Funds® Insurance Series: Growth Fund - Class 2 Growth-Income Fund - Class 2 International Fund - Class 2 Calvert Variable Series, Inc.: Calvert VP SRI Balanced Portfolio

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary
Shares
Federated Government Money Fund II - Service Shares
Federated High Income Bond Fund II - Primary Shares
Federated Kaufmann Fund II - Primary Shares
Federated Managed Volatility Fund II - Primary Shares
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® Variable Insurance Products V:

Fidelity® VIP Investment Grade Bond Portfolio - Initial
Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Initial Class

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value VIP Fund - Class 2

Janus Aspen Series:

Janus Henderson Balanced Portfolio - Institutional Shares
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:

Pioneer High Yield VCT Portfolio - Class I
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Investors Trust:

Voya Balanced Income Portfolio - Service Class

Voya Global Perspectives® Portfolio - Class A
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Institutional Class

Voya Investors Trust: (continued)
Voya Large Cap Value Portfolio - Service Class

Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Service Class
VY® BlackRock Inflation Protected Bond Portfolio -
Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Service
Class
VY® Clarion Global Real Estate Portfolio - Institutional
Class
VY® Clarion Global Real Estate Portfolio - Service Class

VY® Clarion Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio -
Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio -
Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service
Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service
Class
VY® T. Rowe Price Equity Income Portfolio - Service
Class
VY® T. Rowe Price International Stock Portfolio - Service
Class
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya International High Dividend Low Volatility Portfolio -
Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
Voya Solution Moderately Aggressive Portfolio - Service
Class
VY® American Century Small-Mid Cap Value Portfolio -
Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc.: (continued)
VY® Invesco Oppenheimer Global Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio -
Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I
Voya Euro STOXX 50® Index Portfolio - Class I
Voya Global Equity Portfolio - Class I
Voya Global Equity Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class I
Voya International Index Portfolio - Class I

Voya Variable Portfolios, Inc.: (continued)
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class I

Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA

The names of certain Divisions were changed during 2019. The following is a summary of current and former names for those Divisions:

Current Name
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Main Street Fund - Series I

Invesco Oppenheimer V.I. Main Street Small Cap Fund -
Series I
AIM Variable Insurance Funds:

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund -
Series I
Invesco Oppenheimer V.I. Global Fund - Series I
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class
Voya Partners, Inc.:

Voya International High Dividend Low Volatility Portfolio -
Initial Class
VY® Invesco Oppenheimer Global Portfolio - Initial Class

Former Name
Oppenheimer Main Street Fund®:
Oppenheimer Main Street Fund®/VA

Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Variable Account Funds:

Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Voya Investors Trust:
VY® Franklin Income Portfolio - Service Class
Voya Partners, Inc.:

VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

During 2019, the following Divisions were closed to contract owners:

Voya Investors Trust:

Voya High Yield Portfolio - Service Class

VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class VY® Templeton Global Growth Portfolio - Service Class

Voya Partners, Inc.:
VY® Pioneer High Yield Portfolio - Initial Class

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

2. Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 0.0% to 2.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events

The Account has evaluated all events occurring after December 31, 2019 through the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements. Subsequent to December 31, 2019, the spread of the COVID-19 virus caused significant financial market volatility, economic uncertainty, and interruptions to normal business activities. As of the date of issuance of these financial statements, the full impact to the Account is unknown, but could be material, since the outbreak is still evolving and thus there is significant uncertainty as to its ultimate impacts on the Account.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

3. Financial Instruments

The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2019 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2019. The Account had no liabilities as of December 31, 2019.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market.
The	Account defines an active market as a market in which transactions take place with
sufficient	frequency and volume to provide pricing information on an ongoing basis.
Level 2 - Quoted prices in markets that are not active or valuation techniques that
require	inputs that are observable either directly or indirectly for substantially the full
term	of the asset or liability. Level 2 inputs include the following:
a.	Quoted prices for similar assets or liabilities in active markets;
b.	Quoted prices for identical or similar assets or liabilities in non-active markets;
c.	Inputs other than quoted market prices that are observable; and
d.	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3 - Prices or valuation techniques that require inputs that are both unobservable
and	significant to the overall fair value measurement. These valuations, whether
derived	internally or obtained from a third party, use critical assumptions that are not
widely	available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4. Charges and Fees

Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $80 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 7.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For Deferred Variable Annuity contracts an annual charge of up to 0.50% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Premium Bonus Option feature. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5. Related Party Transactions

On or about May 1, 2017, VIL was appointed investment adviser for these certain additional U.S. registered investment companies previously managed by Directed Services LLC (“DSL”) Voya Investors Trust and Voya Partners, Inc., which in turn caused DSL and VRIAC to terminate a separate intercompany agreement dated as of December 22, 2010 between DSL and VRIAC by which DSL had paid a portion of the revenue PDSL earned as investment adviser.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Money Market Portfolio, Voya Partners, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provide for fees at annual rates ranging from 0.20% to 1.25% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6. Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 follow:

	Purchases Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	$ 19 $	15
Invesco Oppenheimer V.I. Global Fund - Series I	1	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	47	33
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	68	205
Invesco V.I. American Franchise Fund - Series I	196	156
Invesco V.I. Core Equity Fund - Series I	210	137
American Funds® Insurance Series:
Growth Fund - Class 2	452	375
Growth-Income Fund - Class 2	135	42
International Fund - Class 2	96	7
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	365	244
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	4	23
Federated Government Money Fund II - Service Shares	40	62
Federated High Income Bond Fund II - Primary Shares	155	223
Federated Kaufmann Fund II - Primary Shares	107	109
Federated Managed Volatility Fund II - Primary Shares	67	284
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,567	5,019
Fidelity® VIP Index 500 Portfolio - Initial Class	1,268	3,809
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	11	12
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	1,101	930
Fidelity® VIP Growth Portfolio - Initial Class	2,707	1,759
Fidelity® VIP High Income Portfolio - Initial Class	8	17
Fidelity® VIP Overseas Portfolio - Initial Class	385	448
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	466	340
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	1	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	77	144
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	234	276
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	93	202
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	4,399	8,522
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	7,378	10,031

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases Sales
	(Dollars in thousands)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	$ 1,099.00	$ 778.00
Voya Global Perspectives® Portfolio - Class A	51	15
Voya Global Perspectives® Portfolio - Class I	60	10
Voya High Yield Portfolio - Institutional Class	15,708	984
Voya High Yield Portfolio - Service Class	231	3,759
Voya Large Cap Growth Portfolio - Institutional Class	22,338	20,876
Voya Large Cap Value Portfolio - Institutional Class	752	927
Voya Large Cap Value Portfolio - Service Class	217	241
Voya Retirement Conservative Portfolio - Adviser Class	1,257	322
Voya Retirement Growth Portfolio - Adviser Class	263	767
Voya Retirement Moderate Growth Portfolio - Adviser Class	369	948
Voya Retirement Moderate Portfolio - Adviser Class	466	652
Voya U.S. Stock Index Portfolio - Service Class	723	8
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	18	6
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	440	279
VY® Clarion Global Real Estate Portfolio - Institutional Class	222	138
VY® Clarion Global Real Estate Portfolio - Service Class	25	51
VY® Clarion Real Estate Portfolio - Service Class	309	233
VY® Invesco Growth and Income Portfolio - Service Class	259	303
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	224	225
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	1,236	1,087
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	721	2,993
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	765	356
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	7,849	4,917
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,726	2,634
VY® T. Rowe Price International Stock Portfolio - Service Class	610	577
VY® Templeton Global Growth Portfolio - Service Class	52	249
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	10,061	11,700
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	1,130	2,512
Voya Global Bond Portfolio - Service Class	2	3
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,118	1,407
Voya Solution 2025 Portfolio - Service Class	1035	401
Voya Solution 2035 Portfolio - Service Class	2,243	857
Voya Solution 2045 Portfolio - Service Class	2,106	291
Voya Solution 2055 Portfolio - Service Class	21	—
Voya Solution Income Portfolio - Service Class	284	448
Voya Solution Moderately Aggressive Portfolio - Service Class	45	4
VY® American Century Small-Mid Cap Value Portfolio - Service Class	671	587
VY® Baron Growth Portfolio - Service Class	3,241	3,020
VY® Columbia Contrarian Core Portfolio - Service Class	642	1,185
VY® Columbia Small Cap Value II Portfolio - Service Class	62	40
VY® Invesco Comstock Portfolio - Service Class	222	135
VY® Invesco Equity and Income Portfolio - Initial Class	5,010	8,333
VY® Invesco Oppenheimer Global Portfolio - Initial Class	11,831	9,459
VY® JPMorgan Mid Cap Value Portfolio - Service Class	597	491
VY® Pioneer High Yield Portfolio - Initial Class	1,594	12,181
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	5,886	6,595

VARIABLE ANNUITY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases Sales
	(Dollars in thousands)
Voya Partners, Inc.: (continued)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	$ 11,336	$ 27,254
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	962	952
Voya Strategic Allocation Growth Portfolio - Class I	1,170	885
Voya Strategic Allocation Moderate Portfolio - Class I	983	966
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	181	179
Voya Growth and Income Portfolio - Class I	27,682	34,870
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	195	576
Voya Euro STOXX 50® Index Portfolio - Class I	6	4
Voya Global Equity Portfolio - Class I	200	454
Voya Global Equity Portfolio - Class S	318	129
Voya Index Plus LargeCap Portfolio - Class I	8,234	9,772
Voya Index Plus MidCap Portfolio - Class I	880	831
Voya Index Plus SmallCap Portfolio - Class I	638	496
Voya International Index Portfolio - Class I	872	1,891
Voya International Index Portfolio - Class S	1	2
Voya Russell™ Large Cap Growth Index Portfolio - Class I	24,633	5,159
Voya Russell™ Large Cap Index Portfolio - Class I	2,613	2,641
Voya Russell™ Large Cap Value Index Portfolio - Class I	4,106	5,124
Voya Russell™ Large Cap Value Index Portfolio - Class S	64	152
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,793	78
Voya Russell™ Mid Cap Index Portfolio - Class I	602	158
Voya Russell™ Small Cap Index Portfolio - Class I	2,945	181
Voya Small Company Portfolio - Class I	2,938	4,104
Voya U.S. Bond Index Portfolio - Class I	329	330
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	2,205	2,637
Voya MidCap Opportunities Portfolio - Class S	404	704
Voya SmallCap Opportunities Portfolio - Class I	587	544
Voya SmallCap Opportunities Portfolio - Class S	620	687
Wanger Advisors Trust:
Wanger International	376	471
Wanger Select	395	698
Wanger USA	894	514

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7. Changes in Units

The changes in units outstanding were as follows:
			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
AIM Variable Insurance Funds:
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I	47,394	47,865	(471)	300,438	303,473	(3,035)
Invesco Oppenheimer V.I. Global Fund - Series I	—	—	—	—	—	—
Invesco Oppenheimer V.I. Main Street Fund - Series I	104,096	105,176	(1,080)	236,954	240,074	(3,120)
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I	730	7,666	(6,936)	3,671	16,473	(12,802)
Invesco V.I. American Franchise Fund - Series I	30,778	31,921	(1,143)	25,623	24,120	1,503
Invesco V.I. Core Equity Fund - Series I	66,325	70,027	(3,702)	78,644	89,537	(10,893)
American Funds® Insurance Series:
Growth Fund - Class 2	18,075	20,210	(2,135)	22,448	3,108	19,340
Growth-Income Fund - Class 2	2,235	1,192	1,043	4,848	1,524	3,324
International Fund - Class 2	4,008	232	3,776	2,160	2,780	(620)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	11,722	9,092	2,630	24,515	12,021	12,494
Federated Insurance Series:
Federated Fund for U.S. Government Securities II - Primary Shares	6	990	(984)	7	484	(477)
Federated Government Money Fund II - Service Shares	7,860	9,756	(1,896)	11,993	18,899	(6,906)
Federated High Income Bond Fund II - Primary Shares	10,983	15,929	(4,946)	12,285	21,158	(8,873)
Federated Kaufmann Fund II - Primary Shares	17	3,052	(3,035)	20	5,285	(5,265)
Federated Managed Volatility Fund II - Primary Shares	14,892	22,803	(7,911)	153,898	110,556	43,342
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	44,483	136,415	(91,932)	131,158	214,385	(83,227)
Fidelity® VIP Index 500 Portfolio - Initial Class	12,547	63,283	(50,736)	13,919	58,134	(44,215)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class	—	234	(234)	—	1,166	(1,166)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	16,321	29,179	(12,858)	27,867	38,666	(10,799)
Fidelity® VIP Growth Portfolio - Initial Class	62,859	63,772	(913)	158,324	133,666	24,658
Fidelity® VIP High Income Portfolio - Initial Class	73,441	74,180	(739)	78,877	79,675	(798)
Fidelity® VIP Overseas Portfolio - Initial Class	14,816	24,982	(10,166)	24,371	27,222	(2,851)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	7,052	11,431	(4,379)	8,985	7,918	1,067

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	—	—	—	—	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	2,004	5,848	(3,844)	2,993	19,284	(16,291)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	18,806	21,767	(2,961)	4,832	22,512	(17,680)
Pioneer Variable Contracts Trust:
Pioneer High Yield VCT Portfolio - Class I	4,798	11,278	(6,480)	1,983	2,397	(414)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	5,282,382	5,477,874	(195,492)	5,005,594	5,222,329	(216,735)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	4,281,155	4,448,523	(167,368)	2,036,885	2,671,472	(634,587)
Voya Investors Trust:
Voya Balanced Income Portfolio - Service Class	38,704	41,748	(3,044)	16,141	44,761	(28,620)
Voya Global Perspectives® Portfolio - Class A	3,699	1,200	2,499	645	7,556	(6,911)
Voya Global Perspectives® Portfolio - Class I	2,511	747	1,764	2,066	3,055	(989)
Voya High Yield Portfolio - Institutional Class	2,322,442	898,827	1,423,615	—	—	—
Voya High Yield Portfolio - Service Class	6,443	175,023	(168,580)	16,118	59,747	(43,629)
Voya Large Cap Growth Portfolio - Institutional Class	2,839,977	3,304,870	(464,893)	1,998,974	2,390,979	(392,005)
Voya Large Cap Value Portfolio - Institutional Class	10,303	48,471	(38,168)	21,395	76,886	(55,491)
Voya Large Cap Value Portfolio - Service Class	1,596	11,147	(9,551)	1,764	7,860	(6,096)
Voya Retirement Conservative Portfolio - Adviser Class	88,310	23,119	65,191	39,582	51,376	(11,794)
Voya Retirement Growth Portfolio - Adviser Class	945	44,433	(43,488)	1,069	39,466	(38,397)
Voya Retirement Moderate Growth Portfolio - Adviser Class	2,936	57,561	(54,625)	91,557	15,592	75,965
Voya Retirement Moderate Portfolio - Adviser Class	17,222	41,042	(23,820)	38,148	65,732	(27,584)
Voya U.S. Stock Index Portfolio - Service Class	69,809	344	69,465	51	1,380	(1,329)
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class	1,151	413	738	1,586	12,121	(10,535)
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	41,740	27,724	14,016	10,208	32,249	(22,041)
VY® Clarion Global Real Estate Portfolio - Institutional Class	11,367	8,710	2,657	11,888	25,254	(13,366)
VY® Clarion Global Real Estate Portfolio - Service Class	639	2,924	(2,285)	195	6,654	(6,459)
VY® Clarion Real Estate Portfolio - Service Class	13,898	13,556	342	10,046	39,099	(29,053)
VY® Invesco Growth and Income Portfolio - Service Class	5,773	14,058	(8,285)	6,799	16,672	(9,873)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	5,845	8,986	(3,141)	10,656	18,839	(8,183)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	51,361	71,065	(19,704)	133,265	127,230	6,035

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
Voya Investors Trust (continued):
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	2,422	99,281	(96,859)	13,177	11,299	1,878
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	8,960	12,293	(3,333)	28,750	15,769	12,981
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	221,359	205,539	15,820	300,017	305,677	(5,660)
VY® T. Rowe Price Equity Income Portfolio - Service Class	19,509	120,836	(101,327)	20,336	58,801	(38,465)
VY® T. Rowe Price International Stock Portfolio - Service Class	28,806	36,315	(7,509)	13,491	22,257	(8,766)
VY® Templeton Global Growth Portfolio - Service Class	637	19,450	(18,813)	—	6,726	(6,726)
Voya Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	9,150,327	9,282,238	(131,911)	12,972,328	13,013,431	(41,103)
Voya Partners, Inc.:
Voya Global Bond Portfolio - Initial Class	874,550	999,320	(124,770)	1,379,782	1,547,391	(167,609)
Voya Global Bond Portfolio - Service Class	11,913	12,000	(87)	13,431	13,567	(136)
Voya International High Dividend Low Volatility Portfolio - Initial Class	693,403	795,100	(101,697)	782,015	926,077	(144,062)
Voya Solution 2025 Portfolio - Service Class	34,869	24,174	10,695	103,572	86,044	17,528
Voya Solution 2035 Portfolio - Service Class	73,845	46,593	27,252	86,677	109,343	(22,666)
Voya Solution 2045 Portfolio - Service Class	80,528	19,292	61,236	89,170	183,890	(94,720)
Voya Solution 2055 Portfolio - Service Class	1,171	—	1,171	—	—	—
Voya Solution Income Portfolio - Service Class	16,713	32,470	(15,757)	6,490	17,651	(11,161)
Voya Solution Moderately Aggressive Portfolio - Service Class	1,723	150	1,573	3,201	1,132	2,069
VY® American Century Small-Mid Cap Value Portfolio - Service Class	12,116	19,057	(6,941)	20,718	34,535	(13,817)
VY® Baron Growth Portfolio - Service Class	22,999	107,697	(84,698)	35,548	26,906	8,642
VY® Columbia Contrarian Core Portfolio - Service Class	4,371	50,374	(46,003)	3,201	12,524	(9,323)
VY® Columbia Small Cap Value II Portfolio - Service Class	703	1,896	(1,193)	1,693	6,404	(4,711)
VY® Invesco Comstock Portfolio - Service Class	2,701	5,896	(3,195)	4,417	4,245	172
VY® Invesco Equity and Income Portfolio - Initial Class	61,777	357,034	(295,257)	53,801	446,987	(393,186)
VY® Invesco Oppenheimer Global Portfolio - Initial Class	1,106,935	1,391,467	(284,532)	1,761,459	2,054,609	(293,150)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	8,396	15,362	(6,966)	11,640	38,229	(26,589)
VY® Pioneer High Yield Portfolio - Initial Class	6,534,202	7,069,816	(535,614)	6,415,762	6,494,126	(78,364)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	51,740	183,993	(132,253)	50,704	201,516	(150,812)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	6,941,676	7,271,910	(330,234)	1,534,623	1,583,934	(49,311)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	713,523	719,191	(5,668)	1,121,095	1,148,002	(26,907)
Voya Strategic Allocation Growth Portfolio - Class I	445,592	455,551	(9,959)	1,773,197	1,848,294	(75,097)
Voya Strategic Allocation Moderate Portfolio - Class I	662,753	685,629	(22,876)	820,260	828,308	(8,048)

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

			Year ended December 31
		2019			2018
	Units	Units	Net Increase	Units	Units Net Increase
	Issued Redeemed (Decrease)			Issued Redeemed (Decrease)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	696,072	703,049	(6,977)	683,329	690,367	(7,038)
Voya Growth and Income Portfolio - Class I	7,946,837	8,483,220	(536,383)	6,345,606	7,032,034	(686,428)
Voya Variable Portfolios, Inc.:
Voya Emerging Markets Index Portfolio - Class I	18,892	52,753	(33,861)	46,980	15,805	31,175
Voya Euro STOXX 50® Index Portfolio - Class I	94	308	(214)	637	97	540
Voya Global Equity Portfolio - Class I	6,680	36,791	(30,111)	12,147	42,879	(30,732)
Voya Global Equity Portfolio - Class S	21,717	9,910	11,807	394	14,417	(14,023)
Voya Index Plus LargeCap Portfolio - Class I	5,860,200	6,101,400	(241,200)	6,750,140	6,714,338	35,802
Voya Index Plus MidCap Portfolio - Class I	12,580	24,577	(11,997)	13,811	55,883	(42,072)
Voya Index Plus SmallCap Portfolio - Class I	7,190	19,327	(12,137)	13,554	25,618	(12,064)
Voya International Index Portfolio - Class I	754,799	819,826	(65,027)	1,054,006	1,083,087	(29,081)
Voya International Index Portfolio - Class S	—	71	(71)	—	77	(77)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	6,175,043	5,741,248	433,795	382,506	457,984	(75,478)
Voya Russell™ Large Cap Index Portfolio - Class I	940,852	952,315	(11,463)	1,526,906	1,559,046	(32,140)
Voya Russell™ Large Cap Value Index Portfolio - Class I	89,717	286,847	(197,130)	26,472	330,950	(304,478)
Voya Russell™ Large Cap Value Index Portfolio - Class S	—	4,868	(4,868)	—	4,590	(4,590)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	169,389	2,684	166,705	2,345	28,414	(26,069)
Voya Russell™ Mid Cap Index Portfolio - Class I	10,714	6,557	4,157	8,840	18,396	(9,556)
Voya Russell™ Small Cap Index Portfolio - Class I	263,462	7,920	255,542	10,813	10,796	17
Voya Small Company Portfolio - Class I	584,988	659,597	(74,609)	941,205	1,003,484	(62,279)
Voya U.S. Bond Index Portfolio - Class I	22,809	24,985	(2,176)	20,075	33,083	(13,008)
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	1,301,942	1,406,843	(104,901)	2,567,147	2,679,395	(112,248)
Voya MidCap Opportunities Portfolio - Class S	1,339	24,430	(23,091)	4,997	13,697	(8,700)
Voya SmallCap Opportunities Portfolio - Class I	14,491	24,095	(9,604)	15,294	16,191	(897)
Voya SmallCap Opportunities Portfolio - Class S	16,495	34,977	(18,482)	4,899	13,907	(9,008)
Wanger Advisors Trust:
Wanger International	16,490	32,739	(16,249)	23,562	34,261	(10,699)
Wanger Select	5,100	24,957	(19,857)	7,627	5,892	1,735
Wanger USA	19,673	16,887	2,786	27,133	16,464	10,669

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8. Financial Highlights

A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2019, 2018, 2017, 2016, and 2015, follows:

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund - Series I
2019	5	$25.21	to	$33.15	$137	—	0.80%	to	1.25%	37.61%	to	38.24%
2018	5	$18.32	to	$23.98	$109	—	0.80%	to	1.25%	-7.24%	to	-6.84%
2017	8	$19.75	to	$25.74	$179	—	0.80%	to	1.25%	27.17%	to	27.74%
2016	7	$15.53	to	$20.15	$115	—	0.80%	to	1.25%	1.04%	to	1.51%
2015	7	$15.37	to	$19.85	$114	—	0.80%	to	1.25%	5.27%	to	5.75%
Invesco Oppenheimer V.I. Global Fund - Series I
2019	—		$25.02		$7	0.92%		1.00%			30.45%
2018	—		$19.18		$5	—		1.00%			-14.03%
2017	—		$22.31		$6	0.94%		1.00%			35.29%
2016	—		$16.49		$5	1.00%		1.00%			-0.90%
2015	—		$16.64		$5	—		1.00%			2.91%
Invesco Oppenheimer V.I. Main Street Fund - Series I
2019	10	$24.49	to	$30.28	$264	1.09%	0.80%	to	1.25%	30.47%	to	31.03%
2018	11	$18.77	to	$23.11	$224	1.12%	0.80%	to	1.25%	-9.06%	to	-8.62%
2017	14	$20.64	to	$25.29	$313	1.27%	0.80%	to	1.25%	15.44%	to	15.96%
2016	16	$17.88	to	$21.81	$302	1.11%	0.80%	to	1.25%	10.23%	to	10.71%
2015	18	$16.22	to	$19.70	$314	0.92%	0.80%	to	1.25%	2.01%	to	2.55%
Invesco Oppenheimer V.I. Main Street Small Cap Fund - Series I
2019	16	$28.16	to	$33.17	$483	0.22%	0.10%	to	1.25%	24.88%	to	26.33%
2018	23	$22.42	to	$26.43	$552	0.39%	0.10%	to	1.25%	-11.45%	to	-10.41%
2017	35	$25.18	to	$29.69	$993	0.89%	0.10%	to	1.25%	12.74%	to	14.05%
2016	40	$22.21	to	$26.21	$996	0.43%	0.10%	to	1.25%	16.60%	to	17.92%
2015	65	$18.95	to	$22.37	$1,352	0.92%	0.10%	to	1.25%	-7.06%	to	-5.99%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I
2019	12	$24.58	to	$98.75	$913	—	0.10%	to	1.25%	35.04%	to	36.62%
2018	13	$18.20	to	$72.28	$738	—	0.10%	to	1.25%	-4.82%	to	-3.72%
2017	11	$19.12	to	$75.07	$647	0.14%	0.10%	to	1.25%	25.71%	to	27.22%
2016	18	$15.21	to	$59.01	$886	—	0.10%	to	1.50%	1.00%	to	2.16%
2015	19	$15.06	to	$57.76	$928	—	0.10%	to	1.25%	3.70%	to	4.90%
Invesco V.I. Core Equity Fund - Series I
2019	62	$18.65	to	$26.14	$1,369	1.00%	0.10%	to	1.50%	27.04%	to	28.78%
2018	66	$14.68	to	$20.53	$1,138	0.92%	0.10%	to	1.50%	-10.71%	to	-9.48%
2017	77	$16.44	to	$27.62	$1,461	0.99%	0.10%	to	1.50%	11.46%	to	13.07%
2016	89	$14.75	to	$24.63	$1,489	0.77%	0.10%	to	1.50%	8.62%	to	10.16%
2015	88	$13.58	to	$22.55	$1,370	1.11%	0.10%	to	1.50%	-7.18%	to	-5.88%
Growth Fund - Class 2
2019	61	$20.04	to	$21.39	$1,287	0.76%	0.10%	to	1.25%	29.12%	to	30.67%
2018	63	$15.52	to	$16.37	$1,022	0.58%	0.10%	to	1.25%	-1.46%	to	-0.37%
2017	44	$15.75	to	$16.43	$713	0.69%	0.10%	to	1.25%	26.71%	to	28.16%
2016	8	$12.43	to	$12.82	$100	0.56%	0.10%	to	1.25%	8.09%	to	9.39%
2015	11	$11.50	to	$11.72	$134	0.89%	0.10%	to	1.25%	5.50%	to	6.74%
Growth-Income Fund - Class 2
2019	13		$40.12		$540	1.77%		0.10%			26.01%
2018	12		$31.84		$395	0.02%		0.10%			-1.88%
2017	9		$32.45		$295	0.02%		0.10%			22.27%
2016	3		$26.54		$88	0.01%		0.10%			11.42%
2015	5		$23.82		$118	0.02%		0.10%			1.36%
International Fund - Class 2
2019	12		$23.51		$290	1.73%		0.10%			22.77%
2018	9		$19.15		$164	1.63%		0.10%			-13.23%
2017	9		$22.07		$203	1.56%		0.10%			32.00%
2016	3		$16.72		$54	1.79%		0.10%			3.47%
2015	2		$16.16		$40	2.82%		0.10%			-4.66%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Calvert VP SRI Balanced Portfolio
2019	74	$21.11	to	$49.46	$2,426	1.59%	0.75%	to	1.50%	6.63%	to	23.46%
2018	72	$17.14	to	$40.06	$1,950	1.96%	0.75%	to	1.40%	-4.01%	to	-3.38%
2017	59	$17.79	to	$41.46	$1,519	1.98%	0.10%	to	1.40%	10.44%	to	11.88%
2016	70	$15.68	to	$37.30	$1,605	2.26%	0.10%	to	1.50%	6.24%	to	7.80%
2015	56	$14.64	to	$34.84	$983	0.09%	0.10%	to	1.50%	-3.65%	to	-2.29%
Federated Fund for U.S. Government Securities II - Primary Shares
2019	6		$20.63		$131	2.56%		1.40%			4.40%
2018	7		$19.76		$145	2.66%		1.40%			-0.95%
2017	8		$19.95		$156	2.28%		1.40%			0.50%
2016	9		$19.85		$188	3.51%		1.40%			0.20%
2015	30		$19.81		$589	2.79%		1.40%			-0.90%
Federated Government Money Fund II - Service Shares
2019	31	$9.13	to	$12.13	$378	1.63%	1.25%	to	1.40%	0.25%	to	0.44%
2018	33	$9.09	to	$12.10	$400	1.13%	1.25%	to	1.40%		-0.25%
2017	40	$9.09	to	$12.13	$484	0.31%	1.25%	to	1.40%	-1.06%	to	-0.98%
2016	44	$9.18	to	$12.26	$537	—	1.25%	to	1.40%	-1.37%	to	-1.29%
2015	70	$9.30	to	$12.43	$873	—	1.25%	to	1.40%	-1.43%	to	-1.17%
Federated High Income Bond Fund II - Primary Shares
2019	57	$12.26	to	$39.85	$1,533	6.35%	0.10%	to	1.40%	3.50%	to	14.44%
2018	62	$10.84	to	$35.23	$1,488	7.77%	0.10%	to	1.40%	-4.63%	to	-3.38%
2017	71	$11.25	to	$36.89	$1,806	6.73%	0.10%	to	1.50%	5.44%	to	6.77%
2016	65	$10.74	to	$34.93	$1,822	7.69%	0.10%	to	1.40%	13.22%	to	14.02%
2015	108	$9.44	to	$30.81	$3,031	6.03%	0.70%	to	1.50%	-3.97%	to	-3.76%
Federated Kaufmann Fund II - Primary Shares
2019	37		$33.06		$1,235	—		1.40%			31.92%
2018	40		$25.06		$1,012	—		1.40%			2.37%
2017	46		$24.48		$1,118	—		1.40%			26.58%
2016	58		$19.34		$1,119	—		1.40%			2.22%
2015	67		$18.92		$1,260	—		1.40%			4.88%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Federated Managed Volatility Fund II - Primary Shares
2019	88	$31.88	to	$33.08	$2,806	2.11%	1.25%	to	1.40%	18.56%	to	18.74%
2018	96	$26.89	to	$27.86	$2,580	1.98%	1.25%	to	1.40%	-9.80%	to	-9.63%
2017	53	$29.81	to	$30.83	$1,566	4.04%	1.25%	to	1.40%	16.49%	to	16.65%
2016	71	$25.59	to	$26.43	$1,816	4.80%	1.25%	to	1.40%	6.18%	to	6.32%
2015	86	$24.10	to	$24.86	$2,066	4.54%	1.25%	to	1.40%	-8.85%	to	-8.70%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2019	811	$27.63	to	$89.55	$34,638	0.47%	0.10%	to	1.50%	29.62%	to	31.46%
2018	903	$21.15	to	$68.57	$30,036	0.73%	0.10%	to	1.50%	-7.78%	to	-6.49%
2017	986	$22.75	to	$73.79	$36,495	1.00%	0.10%	to	1.50%	20.07%	to	21.73%
2016	1,041	$18.80	to	$61.00	$32,434	0.72%	0.10%	to	1.50%	6.41%	to	7.93%
2015	1,293	$17.53	to	$56.91	$38,170	1.03%	0.10%	to	1.50%	-0.83%	to	0.55%
Fidelity® VIP Index 500 Portfolio - Initial Class
2019	290	$55.63	to	$64.70	$18,361	1.93%	1.25%	to	1.40%	29.50%	to	29.70%
2018	340	$42.89	to	$49.96	$16,670	1.90%	1.25%	to	1.40%	-5.84%	to	-5.69%
2017	384	$45.48	to	$53.06	$20,011	1.77%	1.25%	to	1.40%	20.02%	to	20.19%
2016	425	$37.84	to	$44.21	$18,448	1.37%	1.25%	to	1.40%	10.30%	to	10.48%
2015	496	$34.25	to	$40.08	$19,508	1.98%	1.25%	to	1.40%	-0.10%	to	0.06%
Fidelity® VIP Investment Grade Bond Portfolio - Initial Class
2019	16		$25.16		$399	2.75%		1.40%			8.12%
2018	16		$23.27		$375	2.29%		1.40%			-1.94%
2017	17		$23.73		$410	2.33%		1.40%			2.77%
2016	19		$23.09		$446	2.27%		1.40%			3.26%
2015	22		$22.36		$491	2.53%		1.40%			-1.97%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2019	294	$23.56	to	$54.67	$9,846	2.05%	0.10%	to	1.50%	25.52%	to	27.31%
2018	307	$18.62	to	$43.22	$8,248	2.30%	0.10%	to	1.50%	-9.65%	to	-8.41%
2017	317	$20.44	to	$47.49	$9,804	1.69%	0.10%	to	1.50%	11.20%	to	12.81%
2016	360	$18.23	to	$42.38	$10,017	2.06%	0.10%	to	1.50%	16.25%	to	17.92%
2015	468	$15.56	to	$36.18	$11,270	1.27%	0.10%	to	1.50%	-5.39%	to	-4.11%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Growth Portfolio - Initial Class
2019	457	$31.60	to	$66.19	$19,424	0.27%	0.10%	to	1.50%	32.30%	to	34.15%
2018	458	$23.69	to	$49.65	$14,516	0.27%	0.10%	to	1.50%	-1.66%	to	-0.28%
2017	433	$23.90	to	$50.11	$14,072	0.22%	0.10%	to	1.50%	33.15%	to	35.05%
2016	432	$17.81	to	$37.36	$10,441	0.04%	0.10%	to	1.50%	-0.71%	to	0.70%
2015	509	$17.79	to	$37.34	$12,603	0.25%	0.10%	to	1.50%	5.60%	to	7.04%
Fidelity® VIP High Income Portfolio - Initial Class
2019	7	$18.96	to	$23.02	$141	5.16%	0.80%	to	1.25%	13.67%	to	14.19%
2018	8	$16.68	to	$20.16	$137	5.42%	0.80%	to	1.25%	-4.47%	to	-4.05%
2017	9	$17.46	to	$21.01	$158	5.24%	0.80%	to	1.25%	5.56%	to	6.06%
2016	9	$16.54	to	$19.81	$165	5.17%	0.80%	to	1.25%	13.21%	to	13.72%
2015	11	$14.61	to	$17.42	$163	6.84%	0.80%	to	1.25%	-4.82%	to	-4.39%
Fidelity® VIP Overseas Portfolio - Initial Class
2019	162	$14.62	to	$31.31	$3,284	1.73%	0.10%	to	1.50%	25.89%	to	27.66%
2018	173	$11.52	to	$24.69	$2,774	1.64%	0.10%	to	1.50%	-16.09%	to	-14.91%
2017	175	$13.62	to	$29.20	$3,436	1.57%	0.10%	to	1.50%	28.34%	to	30.19%
2016	162	$10.53	to	$22.58	$2,353	1.29%	0.10%	to	1.50%	-6.47%	to	-5.20%
2015	204	$11.17	to	$23.97	$3,092	1.30%	0.10%	to	1.50%	2.07%	to	3.53%
Franklin Small Cap Value VIP Fund - Class 2
2019	66	$24.75	to	$42.24	$2,020	1.02%	0.10%	to	1.50%	24.47%	to	26.20%
2018	70	$19.72	to	$33.68	$1,781	0.93%	0.10%	to	1.50%	-14.17%	to	-12.95%
2017	69	$22.80	to	$38.96	$2,097	0.48%	0.10%	to	1.50%	8.99%	to	10.53%
2016	96	$20.75	to	$35.47	$2,745	0.81%	0.10%	to	1.50%	28.26%	to	30.05%
2015	107	$16.05	to	$27.45	$2,294	0.60%	0.10%	to	1.50%	-8.78%	to	-7.46%
Janus Henderson Balanced Portfolio - Institutional Shares
2019	—		$26.19		$12	1.95%		1.00%			21.36%
2018	—		$21.58		$10	—		1.00%			-0.32%
2017	—		$21.65		$10	1.62%		1.00%			17.22%
2016	—		$18.47		$9	2.19%		1.00%			3.59%
2015	—		$17.83		$8	—		1.00%			-0.39%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2019	54	$21.13	to	$26.77	$1,261	0.93%	0.10%	to	1.25%	21.14%	to	22.51%
2018	58	$17.35	to	$21.99	$1,115	0.63%	0.10%	to	1.50%	-16.31%	to	-15.13%
2017	74	$20.57	to	$26.08	$1,720	0.60%	0.10%	to	1.50%	5.25%	to	6.73%
2016	79	$19.39	to	$24.59	$1,735	0.47%	0.10%	to	1.50%	14.66%	to	16.28%
2015	92	$16.77	to	$24.42	$1,746	0.58%	0.10%	to	1.50%	-5.21%	to	-3.87%
PIMCO VIT Real Return Portfolio - Administrative Class
2019	126	$13.59	to	$16.73	$1,879	1.69%	0.10%	to	1.25%	7.13%	to	8.37%
2018	129	$12.62	to	$15.54	$1,798	2.50%	0.10%	to	1.25%	-3.41%	to	-2.32%
2017	147	$12.99	to	$16.01	$2,115	2.41%	0.10%	to	1.25%	2.33%	to	3.52%
2016	168	$12.62	to	$15.56	$2374	2.29%	0.10%	to	1.25%	3.91%	to	5.12%
2015	183	$12.08	to	$14.91	$2,482	3.90%	0.10%	to	1.50%	-4.14%	to	-2.83%
Pioneer High Yield VCT Portfolio - Class I
2019	34	$19.63	to	$22.78	$708	5.10%	0.10%	to	1.50%	12.74%	to	14.34%
2018	41	$17.27	to	$20.06	$752	4.78%	0.10%	to	1.50%	-4.72%	to	-3.40%
2017	41	$17.99	to	$20.90	$795	4.86%	0.10%	to	1.50%	5.60%	to	7.11%
2016	33	$16.89	to	$19.63	$581	5.13%	0.10%	to	1.50%	12.48%	to	14.12%
2015	37	$14.89	to	$17.32	$584	4.72%	0.10%	to	1.50%	-5.37%	to	-4.05%
Voya Balanced Portfolio - Class I
2019	1,148	$15.36	to	$66.25	$46,097	2.45%	0.10%	to	2.25%	16.45%	to	19.00%
2018	1,344	$13.19	to	$56.14	$45,130	2.25%	0.10%	to	2.25%	-8.91%	to	-6.93%
2017	1,561	$14.48	to	$60.83	$56,439	2.61%	0.10%	to	2.25%	12.16%	to	14.64%
2016	1,712	$12.91	to	$53.52	$54,205	1.78%	0.10%	to	2.25%	5.47%	to	7.68%
2015	2,066	$12.24	to	$50.11	$58,918	1.99%	0.10%	to	2.25%	-4.08%	to	-1.92%
Voya Intermediate Bond Portfolio - Class I
2019	2,858	$10.76	to	$123.65	$69,710	3.44%	0.10%	to	2.25%	7.38%	to	9.70%
2018	3,025	$9.86	to	$113.81	$68,299	3.58%	0.10%	to	2.25%	-2.74%	to	-0.63%
2017	3,660	$9.97	to	$115.70	$83,897	3.37%	0.10%	to	2.25%	2.69%	to	4.96%
2016	4,164	$14.31	to	$111.36	$91,044	2.32%	0.10%	to	2.25%	1.98%	to	4.20%
2015	4,656	$13.81	to	$107.92	$98,386	3.45%	0.10%	to	2.25%	-1.63%	to	0.48%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Balanced Income Portfolio - Service Class
2019		262	$15.49	to	$19.58	$4,731	4.71%	0.95%	to	1.40%	16.73%	to	17.32%
2018		265	$13.27	to	$16.69	$4,134	5.25%	0.95%	to	1.40%	-6.36%	to	-5.97%
2017		294	$14.17	to	$17.75	$4,851	4.49%	0.95%	to	1.40%	8.79%	to	9.30%
2016		342	$13.02	to	$16.24	$5,178	6.48%	0.95%	to	1.40%	14.01%	to	14.61%
2015		381	$11.42	to	$14.17	$5,050	4.70%	0.95%	to	1.40%	-7.69%	to	-7.26%
Voya Global Perspectives® Portfolio - Class A
2019		10	$12.48	to	$12.82	$127	2.69%	0.95%	to	1.40%	16.31%	to	16.86%
2018		8	$10.73	to	$10.97	$83	3.13%	0.95%	to	1.40%	-8.84%	to	-8.43%
2017		15	$11.77	to	$11.98	$173	1.90%	0.95%	to	1.40%	13.06%	to	13.55%
2016		37	$10.41	to	$10.55	$385	3.35%	0.95%	to	1.40%	4.94%	to	5.50%
2015		14	$9.92	to	$10.00	$143	2.46%	0.95%	to	1.40%	-4.98%	to	-4.58%
Voya Global Perspectives® Portfolio - Class I
2019		31	$12.42	to	$13.25	$414	3.58%	0.10%	to	1.25%	16.84%	to	18.20%
2018		29	$10.63	to	$11.21	$330	3.15%	0.10%	to	1.25%		-7.36%
2017		30	$11.79	to	$12.10	$368	0.98%	0.10%	to	0.80%	14.02%	to	14.91%
2016		7	$10.21	to	$10.53	$76	2.84%	0.10%	to	1.25%		6.69%
2015		4		$9.87		$42	2.11%		0.10%			-3.42%
Voya High Yield Portfolio - Institutional Class
2019	5/22/2019	1,424	$10.47	to	$10.55	$14,928	(e)	0.10%	to	1.40%		(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
Voya Large Cap Growth Portfolio - Institutional Class
2019		3,088	$30.02	to	$47.33	$126,506	0.69%	0.10%	to	1.90%	30.25%	to	32.62%
2018		3,553	$22.96	to	$35.99	$111,177	0.66%	0.10%	to	1.90%	-3.37%	to	-1.56%
2017		3,945	$23.66	to	$36.89	$127,168	0.64%	0.10%	to	1.90%	27.27%	to	29.61%
2016		4,413	$18.51	to	$28.70	$110,998	0.55%	0.10%	to	1.90%	1.99%	to	3.85%
2015		5,191	$18.07	to	$27.87	$127,018	0.56%	0.10%	to	1.90%	4.36%	to	6.27%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Value Portfolio - Institutional Class
2019	339	$17.36	to	$25.18	$6,991	2.11%	0.10%	to	1.50%	23.21%	to	25.02%
2018	377	$14.09	to	$20.14	$6,277	2.01%	0.10%	to	1.50%	-9.16%	to	-7.91%
2017	432	$15.51	to	$21.87	$7,848	2.39%	0.10%	to	1.50%	11.82%	to	13.43%
2016	495	$13.87	to	$19.28	$7,923	2.29%	0.10%	to	1.50%	12.22%	to	13.75%
2015	575	$12.36	to	$16.95	$8,185	1.74%	0.10%	to	1.50%	-5.86%	to	-4.56%
Voya Large Cap Value Portfolio - Service Class
2019	103	$20.72	to	$21.58	$2,167	1.90%	0.95%	to	1.40%	23.04%	to	23.60%
2018	112	$16.84	to	$17.46	$1,922	1.83%	0.95%	to	1.40%	-9.32%	to	-8.87%
2017	118	$18.57	to	$19.16	$2,230	2.03%	0.95%	to	1.40%	11.67%	to	12.11%
2016	152	$16.63	to	$17.09	$2,561	2.08%	0.95%	to	1.40%	11.99%	to	12.51%
2015	174	$14.59	to	$15.19	$2,617	2.14%	0.95%	to	1.75%	-6.35%	to	-5.53%
Voya Retirement Conservative Portfolio - Adviser Class
2019	264	$13.18	to	$13.77	$3,541	1.66%	0.95%	to	1.45%	11.98%	to	12.50%
2018	199	$11.77	to	$12.24	$2,383	1.83%	0.95%	to	1.45%	-4.15%	to	-3.62%
2017	211	$12.28	to	$12.70	$2,634	1.33%	0.95%	to	1.45%	6.21%	to	6.72%
2016	228	$11.56	to	$11.90	$2,671	1.46%	0.95%	to	1.45%	3.12%	to	3.66%
2015	224	$11.21	to	$11.48	$2,542	1.55%	0.95%	to	1.45%	-2.26%	to	-1.71%
Voya Retirement Growth Portfolio - Adviser Class
2019	134	$16.00	to	$18.31	$2,354	1.98%	0.95%	to	1.40%	19.85%	to	20.38%
2018	177	$13.35	to	$15.21	$2,603	1.68%	0.95%	to	1.40%	-8.82%	to	-8.37%
2017	216	$14.63	to	$16.60	$3,476	1.56%	0.95%	to	1.40%	15.02%	to	15.60%
2016	291	$12.72	to	$14.36	$4,078	2.18%	0.95%	to	1.40%	5.82%	to	6.29%
2015	309	$12.02	to	$13.51	$4,082	1.73%	0.95%	to	1.40%	-3.46%	to	-2.95%
Voya Retirement Moderate Growth Portfolio - Adviser Class
2019	229	$15.49	to	$17.99	$3,891	1.87%	0.95%	to	1.45%	18.28%	to	18.90%
2018	284	$13.09	to	$15.13	$4,062	2.02%	0.95%	to	1.45%	-7.67%	to	-7.23%
2017	208	$14.17	to	$16.31	$3,250	1.84%	0.95%	to	1.45%	12.84%	to	13.50%
2016	237	$12.55	to	$14.37	$3,289	2.13%	0.95%	to	1.45%	5.30%	to	5.82%
2015	245	$11.91	to	$13.58	$3,257	1.56%	0.95%	to	1.45%	-3.02%	to	-2.58%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Portfolio - Adviser Class
2019	212	$14.25	to	$16.59	$3,407	1.86%	0.95%	to	1.40%	15.48%	to	16.01%
2018	236	$12.34	to	$14.30	$3,270	1.92%	0.95%	to	1.40%	-6.42%	to	-5.98%
2017	264	$13.18	to	$15.21	$3,924	1.66%	0.95%	to	1.40%	10.23%	to	10.78%
2016	283	$11.95	to	$13.73	$3,805	1.93%	0.95%	to	1.40%	4.24%	to	4.81%
2015	341	$11.46	to	$13.10	$4,363	0.85%	0.95%	to	1.40%	-2.96%	to	-2.53%
Voya U.S. Stock Index Portfolio - Service Class
2019	71	$10.36	to	$32.32	$758	2.33%	0.75%	to	1.40%	1.87%	to	29.80%
2018	1		$26.36		$31	2.02%		0.75%			-5.54%
2017	3		$21.91		$68	1.38%		0.75%			20.31%
2016	4		$19.83		$77	1.67%		0.75%			10.49%
2015	4		$19.83		$86	1.16%		0.75%			0.15%
VY® BlackRock Inflation Protected Bond Portfolio - Institutional Class
2019	13		$12.38		$161	2.44%		0.75%			7.47%
2018	12		$11.52		$141	2.93%		0.75%			-2.46%
2017	23		$11.81		$269	1.58%		0.75%			1.90%
2016	24		$11.59		$275	—		0.75%			3.21%
2015	28		$11.23		$315	1.25%		0.75%			-3.11%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2019	167	$10.39	to	$10.81	$1,758	2.14%	0.95%	to	1.40%	6.67%	to	7.14%
2018	153	$9.74	to	$10.09	$1,511	2.00%	0.95%	to	1.40%	-3.47%	to	-2.98%
2017	175	$10.09	to	$10.40	$1,785	1.23%	0.95%	to	1.40%	1.00%	to	1.46%
2016	197	$9.99	to	$10.25	$1,983	—	0.95%	to	1.40%	2.25%	to	2.71%
2015	190	$9.77	to	$9.98	$1,874	1.28%	0.95%	to	1.40%	-4.03%	to	-3.57%
VY® Clarion Global Real Estate Portfolio - Institutional Class
2019	107	$16.19	to	$18.55	$1,868	2.97%	0.10%	to	1.25%	23.12%	to	24.58%
2018	105	$13.15	to	$14.89	$1,469	5.18%	0.10%	to	1.25%	-9.62%	to	-8.59%
2017	118	$14.55	to	$16.29	$1,816	3.72%	0.10%	to	1.25%	9.40%	to	10.67%
2016	129	$13.30	to	$14.72	$1,795	1.36%	0.10%	to	1.25%	-0.37%	to	0.82%
2015	139	$13.35	to	$14.60	$1,926	3.00%	0.10%	to	1.25%	-2.63%	to	-1.55%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service Class
2019	34	$16.66	to	$17.73	$587	2.68%	0.95%	to	1.40%	22.68%	to	23.21%
2018	37	$13.58	to	$14.39	$510	4.92%	0.95%	to	1.40%	-10.07%	to	-9.61%
2017	43	$15.10	to	$15.92	$668	3.32%	0.95%	to	1.40%	8.95%	to	9.42%
2016	50	$13.86	to	$14.55	$714	1.17%	0.95%	to	1.40%	-0.79%	to	-0.34%
2015	54	$13.97	to	$14.60	$774	3.06%	0.95%	to	1.40%	-3.05%	to	-2.60%
VY® Clarion Real Estate Portfolio - Service Class
2019	135	$20.60	to	$24.97	$3,223	2.12%	0.10%	to	1.25%	26.61%	to	28.05%
2018	135	$16.27	to	$19.50	$2,522	2.47%	0.10%	to	1.25%	-8.80%	to	-7.76%
2017	164	$17.84	to	$21.14	$3,308	1.96%	0.10%	to	1.25%	3.84%	to	5.07%
2016	226	$17.18	to	$20.12	$4,327	1.49%	0.10%	to	1.25%	2.94%	to	4.14%
2015	225	$16.29	to	$19.32	$4,168	1.24%	0.10%	to	1.50%	1.43%	to	2.82%
VY® Invesco Growth and Income Portfolio - Service Class
2019	43	$23.73	to	$26.49	$1,069	2.45%	0.10%	to	1.25%	23.17%	to	24.63%
2018	52	$19.16	to	$21.40	$1,032	1.37%	0.10%	to	1.25%	-14.65%	to	-13.68%
2017	62	$22.32	to	$24.95	$1,449	2.25%	0.10%	to	1.25%	12.44%	to	13.80%
2016	54	$19.74	to	$22.07	$1,125	1.92%	0.10%	to	1.50%	18.18%	to	19.80%
2015	56	$16.58	to	$18.54	$978	3.27%	0.10%	to	1.50%	-4.41%	to	-3.06%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2019	72	$24.37	to	$24.90	$1,764	0.14%	1.25%	to	1.40%	30.25%	to	30.50%
2018	75	$18.71	to	$19.08	$1,413	0.90%	1.25%	to	1.40%	-17.76%	to	-17.65%
2017	84	$22.75	to	$23.17	$1,904	0.70%	1.25%	to	1.40%	41.39%	to	41.54%
2016	91	$16.09	to	$16.36	$1,475	1.57%	1.25%	to	1.40%	11.66%	to	11.83%
2015	110	$14.41	to	$14.63	$1,593	1.52%	1.25%	to	1.40%	-16.75%	to	-16.64%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2019	555	$15.50	to	$31.63	$10,328	0.01%	0.10%	to	1.50%	15.68%	to	31.62%
2018	575	$11.85	to	$24.19	$8,168	0.62%	0.10%	to	1.40%	-17.93%	to	-16.85%
2017	569	$14.34	to	$29.28	$10,098	0.45%	0.10%	to	1.50%	40.90%	to	42.79%
2016	495	$10.10	to	$20.63	$6,373	1.15%	0.10%	to	1.50%	11.24%	to	12.90%
2015	532	$9.00	to	$18.40	$6,190	1.23%	0.10%	to	1.50%	-17.04%	to	-15.91%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2019	61	$29.69	to	$35.68	$2,081	0.67%	0.10%	to	1.50%	24.50%	to	26.26%
2018	65	$23.66	to	$28.44	$1,741	0.37%	0.10%	to	1.50%	-11.64%	to	-10.59%
2017	52	$26.63	to	$32.03	$1,540	0.43%	0.10%	to	1.25%	14.12%	to	15.40%
2016	44	$23.20	to	$27.93	$1,130	0.46%	0.10%	to	1.25%	20.05%	to	21.49%
2015	47	$19.22	to	$23.14	$998	0.19%	0.10%	to	1.50%	-5.11%	to	-3.76%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2019	1,693	$22.04	to	$34.37	$48,711	1.53%	0.10%	to	1.50%	22.52%	to	24.21%
2018	1,677	$17.91	to	$27.85	$39,274	2.22%	0.10%	to	1.50%	-1.02%	to	0.45%
2017	1,683	$18.08	to	$27.92	$39,208	1.25%	0.10%	to	1.50%	13.40%	to	14.97%
2016	1,626	$15.94	to	$24.44	$33,131	1.39%	0.10%	to	1.50%	6.47%	to	7.90%
2015	1,516	$14.97	to	$22.79	$29,174	1.33%	0.10%	to	1.50%	3.65%	to	5.14%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2019	123	$23.85	to	$35.00	$3,510	2.79%	0.10%	to	1.25%	24.85%	to	26.32%
2018	224	$16.75	to	$27.89	$4,653	2.06%	0.10%	to	1.40%	-10.62%	to	-9.40%
2017	263	$18.74	to	$30.99	$6,132	2.07%	0.10%	to	1.40%	14.62%	to	16.09%
2016	274	$16.35	to	$26.86	$5,532	2.19%	0.10%	to	1.50%	17.01%	to	18.66%
2015	295	$13.96	to	$22.79	$5,095	2.04%	0.10%	to	1.50%	-8.28%	to	-6.97%
VY® T. Rowe Price International Stock Portfolio - Service Class
2019	153	$14.12	to	$22.10	$2,629	0.75%	0.10%	to	1.40%	25.85%	to	27.55%
2018	161	$11.22	to	$17.45	$2,173	1.76%	0.10%	to	1.40%	-15.35%	to	-14.26%
2017	169	$13.25	to	$20.47	$2,702	1.17%	0.10%	to	1.40%	26.07%	to	27.77%
2016	164	$10.51	to	$16.13	$2,111	1.39%	0.10%	to	1.40%	0.47%	to	1.82%
2015	181	$10.46	to	$15.95	$2,301	0.98%	0.10%	to	1.40%	-2.37%	to	-1.08%
Voya Government Money Market Portfolio - Class I
2019	2,561	$9.29	to	$15.88	$31,539	1.81%	0.10%	to	1.90%	0.11%	to	1.84%
2018	2,693	$9.28	to	$15.70	$33,178	1.47%	0.10%	to	1.90%	-0.43%	to	1.47%
2017	2,734	$9.32	to	$15.57	$33,570	0.57%	0.10%	to	1.90%	-1.27%	to	0.49%
2016	2,945	$9.44	to	$15.59	$36,520	0.08%	0.10%	to	1.90%	-1.77%	to	0.10%
2015	3,275	$9.61	to	$15.68	$41,143	—	0.10%	to	1.90%	-1.84%	to	-0.10%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Bond Portfolio - Initial Class
2019	887	$13.10	to	$16.16	$13,381	2.89%	0.10%	to	2.25%	5.48%	to	7.83%
2018	1,012	$12.42	to	$15.15	$14,329	3.68%	0.10%	to	2.25%	-4.17%	to	-2.13%
2017	1,179	$12.96	to	$15.59	$17,251	2.53%	0.10%	to	2.25%	7.20%	to	9.56%
2016	1,239	$12.09	to	$14.32	$16,720	1.77%	0.10%	to	2.25%	3.96%	to	6.19%
2015	1,370	$11.53	to	$13.58	$17,581	—	0.10%	to	2.25%	-6.44%	to	-4.42%
Voya Global Bond Portfolio - Service Class
2019	1		$14.55		$21	2.66%		1.25%			6.28%
2018	2		$13.69		$21	4.55%		1.25%			-3.39%
2017	2		$14.17		$23	2.33%		1.25%			7.92%
2016	2		$13.13		$23	0.84%		1.25%			4.70%
2015	5		$12.54		$66	—		1.25%			-5.64%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2019	771	$10.19	to	$13.98	$8,824	2.16%	0.10%	to	1.90%	14.49%	to	16.60%
2018	873	$8.90	to	$11.99	$8,661	2.09%	0.10%	to	1.90%	-16.51%	to	-15.02%
2017	1,017	$10.66	to	$14.11	$11,995	2.03%	0.10%	to	1.90%	20.05%	to	22.27%
2016	1,084	$8.88	to	$11.54	$10,552	3.23%	0.10%	to	1.90%	-0.11%	to	1.67%
2015	1,331	$8.89	to	$11.35	$12,870	4.09%	0.10%	to	1.90%	-5.22%	to	-3.40%
Voya Solution 2025 Portfolio - Service Class
2019	360	$18.05	to	$20.15	$6,665	2.44%	0.10%	to	1.50%	16.38%	to	17.97%
2018	350	$15.39	to	$17.18	$5,522	2.14%	0.10%	to	1.50%	-7.13%	to	-6.05%
2017	332	$16.44	to	$18.37	$5,600	1.86%	0.35%	to	1.50%	13.61%	to	14.83%
2016	295	$14.36	to	$16.05	$4,353	2.02%	0.35%	to	1.50%	4.26%	to	5.55%
2015	270	$13.65	to	$15.27	$3,800	3.40%	0.10%	to	1.50%	-1.54%	to	-0.43%
Voya Solution 2035 Portfolio - Service Class
2019	556	$19.32	to	$21.93	$10,889	2.29%	0.10%	to	1.25%	20.45%	to	21.85%
2018	529	$15.95	to	$18.12	$8,563	1.83%	0.10%	to	1.25%	-9.47%	to	-8.47%
2017	552	$17.53	to	$19.92	$9,953	1.59%	0.10%	to	1.25%	17.92%	to	19.32%
2016	475	$14.78	to	$16.80	$7,192	1.97%	0.10%	to	1.25%	4.97%	to	6.11%
2015	490	$14.01	to	$15.93	$7,035	3.12%	0.10%	to	1.25%	-1.76%	to	-0.54%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Service Class
2019		390	$19.62	to	$22.72	$7,750	2.02%	0.10%	to	1.25%	22.36%	to	23.80%
2018		329	$15.94	to	$18.48	$5,312	1.40%	0.10%	to	1.25%	-11.35%	to	-10.35%
2017		424	$17.89	to	$20.74	$7,803	1.13%	0.10%	to	1.25%	19.74%	to	21.13%
2016		362	$14.86	to	$17.23	$5,515	1.67%	0.10%	to	1.50%	4.85%	to	6.29%
2015		284	$14.06	to	$16.32	$4,076	3.07%	0.10%	to	1.50%	-2.46%	to	-1.07%
Voya Solution 2055 Portfolio - Service Class
2019	12/16/2019	1		$18.40		$22	(e)		0.70%			(e)
2018		(e)		(e)		(e)	(e)		(e)			(e)
2017		(e)		(e)		(e)	(e)		(e)			(e)
2016		(e)		(e)		(e)	(e)		(e)			(e)
2015		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Income Portfolio - Service Class
2019		137	$15.75	to	$17.59	$2,300	2.84%	0.10%	to	1.50%	11.39%	to	13.04%
2018		153	$14.14	to	$15.66	$2,294	2.35%	0.10%	to	1.50%	-4.46%	to	-3.16%
2017		164	$14.80	to	$16.28	$2,563	2.23%	0.10%	to	1.50%	7.64%	to	9.24%
2016		194	$13.72	to	$15.00	$2,784	1.13%	0.10%	to	1.50%	2.92%	to	4.32%
2015		228	$13.22	to	$14.47	$3,158	1.50%	0.10%	to	1.50%		-1.40%
Voya Solution Moderately Aggressive Portfolio - Service Class
2019		20	$12.63	to	$12.89	$259	2.39%	0.95%	to	1.40%	20.86%	to	21.49%
2018		19	$10.45	to	$10.61	$198	2.03%	0.95%	to	1.40%	-10.38%	to	-10.01%
2017		17	$11.66	to	$11.79	$196	1.34%	0.95%	to	1.40%	16.48%	to	16.96%
2016		16	$10.01	to	$10.08	$161	1.33%	0.95%	to	1.40%	4.71%	to	5.22%
2015	8/14/2015	20	$9.56	to	$9.58	$189	(a)	0.95%	to	1.40%		(a)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2019		87	$30.46	to	$48.24	$2,977	1.20%	0.10%	to	1.25%	29.04%	to	30.52%
2018		94	$23.48	to	$37.27	$2,472	1.13%	0.10%	to	1.25%	-15.39%	to	-14.41%
2017		108	$27.60	to	$43.93	$3,358	1.03%	0.10%	to	1.25%	9.74%	to	11.00%
2016		112	$25.01	to	$39.91	$3,148	1.20%	0.10%	to	1.50%	22.22%	to	23.95%
2015		127	$20.31	to	$32.48	$2,823	1.60%	0.10%	to	1.25%	-2.93%	to	-1.84%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Baron Growth Portfolio - Service Class
2019	114	$33.99	to	$57.30	$4,474	—	0.10%	to	1.50%	36.46%	to	38.37%
2018	199	$18.15	to	$41.76	$5,038	—	0.10%	to	1.50%	-3.36%	to	-2.00%
2017	191	$18.76	to	$42.97	$4,927	0.81%	0.10%	to	1.50%	26.29%	to	28.10%
2016	185	$14.84	to	$33.84	$3,799	—	0.10%	to	1.50%	3.77%	to	5.24%
2015	245	$14.29	to	$32.43	$4,849	0.23%	0.10%	to	1.50%	-6.43%	to	-5.12%
VY® Columbia Contrarian Core Portfolio - Service Class
2019	30	$26.01	to	$30.48	$833	2.22%	0.10%	to	1.50%	31.05%	to	32.89%
2018	76	$17.34	to	$23.08	$1,498	0.95%	0.10%	to	1.50%	-10.33%	to	-9.06%
2017	85	$19.33	to	$25.55	$1,867	0.87%	0.10%	to	1.50%	19.78%	to	21.44%
2016	88	$16.12	to	$21.17	$1,564	3.37%	0.10%	to	1.50%	6.75%	to	8.29%
2015	135	$15.08	to	$19.68	$2,297	0.88%	0.10%	to	1.50%	1.46%	to	2.92%
VY® Columbia Small Cap Value II Portfolio - Service Class
2019	19	$18.96	to	$23.86	$401	0.34%	0.10%	to	1.40%	18.50%	to	20.08%
2018	20	$16.00	to	$19.87	$357	0.22%	0.10%	to	1.40%	-18.91%	to	-17.82%
2017	25	$19.73	to	$24.18	$533	0.31%	0.10%	to	1.40%	9.37%	to	10.82%
2016	30	$17.87	to	$21.82	$573	0.19%	0.10%	to	1.50%	21.90%	to	23.56%
2015	48	$14.66	to	$17.66	$744	0.28%	0.10%	to	1.50%	-4.43%	to	-3.02%
VY® Invesco Comstock Portfolio - Service Class
2019	30	$24.84	to	$29.94	$781	2.32%	0.10%	to	1.50%	23.39%	to	25.13%
2018	33	$19.97	to	$24.08	$694	1.47%	0.10%	to	1.50%	-13.72%	to	-12.49%
2017	33	$22.96	to	$27.70	$798	1.12%	0.10%	to	1.50%	15.96%	to	17.57%
2016	34	$19.64	to	$23.72	$724	1.94%	0.10%	to	1.50%	16.00%	to	17.68%
2015	60	$16.79	to	$22.86	$1,087	2.12%	0.10%	to	1.50%	-7.34%	to	-6.07%
VY® Invesco Equity and Income Portfolio - Initial Class
2019	2,215	$22.02	to	$24.62	$51,562	2.05%	0.10%	to	1.50%	18.32%	to	19.93%
2018	2,510	$18.56	to	$20.66	$49,208	1.95%	0.10%	to	1.50%	-10.83%	to	-9.52%
2017	2,904	$20.65	to	$22.99	$63,635	2.11%	0.10%	to	1.50%	9.27%	to	10.80%
2016	3,365	$18.75	to	$20.88	$67,371	1.93%	0.10%	to	1.50%	13.56%	to	15.17%
2015	3,908	$16.38	to	$18.25	$68,652	2.18%	0.10%	to	1.75%	-3.75%	to	-2.16%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Oppenheimer Global Portfolio - Initial Class
2019	2,210	$24.87	to	$30.36	$62,759	0.50%	0.10%	to	1.90%	29.29%	to	31.68%
2018	2,495	$19.00	to	$23.25	$54,392	1.62%	0.10%	to	1.90%	-14.83%	to	-13.30%
2017	2,788	$22.04	to	$27.05	$70,986	1.10%	0.10%	to	1.90%	33.91%	to	36.34%
2016	3,075	$16.26	to	$20.00	$58,097	1.17%	0.10%	to	1.90%	-1.71%	to	0.12%
2015	3,564	$16.34	to	$20.15	$67,773	1.50%	0.10%	to	1.90%	2.19%	to	4.06%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2019	91	$27.91	to	$44.04	$3,113	0.97%	0.10%	to	1.50%	24.34%	to	26.10%
2018	98	$22.27	to	$35.15	$2,718	1.05%	0.10%	to	1.50%	-13.50%	to	-12.29%
2017	124	$25.54	to	$40.34	$3,947	0.61%	0.10%	to	1.50%	12.03%	to	13.63%
2016	131	$22.61	to	$39.07	$3,693	0.66%	0.10%	to	1.50%	12.99%	to	14.57%
2015	140	$19.86	to	$34.39	$3,458	0.60%	0.10%	to	1.50%	-4.48%	to	-3.16%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2019	1,149	$33.71	to	$41.67	$44,662	0.31%	0.10%	to	1.50%	35.15%	to	37.05%
2018	1,282	$24.74	to	$30.66	$36,718	0.19%	0.10%	to	1.50%	-4.67%	to	-3.32%
2017	1,432	$25.75	to	$31.99	$43,055	0.62%	0.10%	to	1.50%	22.95%	to	24.67%
2016	1,621	$20.77	to	$25.88	$39,497	0.30%	0.10%	to	1.50%	5.84%	to	7.33%
2015	1,863	$19.48	to	$24.32	$42,681	—	0.10%	to	1.50%	0.46%	to	1.89%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2019	383	$35.54	to	$84.29	$19,649	0.27%	0.10%	to	1.50%	28.88%	to	30.70%
2018	713	$22.21	to	$71.32	$34,298	0.25%	0.10%	to	1.50%	-2.58%	to	-1.18%
2017	762	$22.78	to	$73.14	$38,118	0.05%	0.10%	to	1.50%	31.61%	to	33.47%
2016	816	$17.29	to	$55.52	$31,534	—	0.10%	to	1.50%	0.00%	to	1.37%
2015	1,026	$17.28	to	$55.47	$38,458	—	0.10%	to	1.50%	9.16%	to	10.72%
Voya Strategic Allocation Conservative Portfolio - Class I
2019	153	$17.66	to	$32.78	$3,962	2.48%	0.10%	to	1.50%	13.08%	to	14.66%
2018	159	$15.49	to	$28.77	$3,726	2.55%	0.10%	to	1.50%	-5.45%	to	-4.11%
2017	186	$16.25	to	$30.20	$4,601	2.47%	0.10%	to	1.50%	0.09	to	10.41%
2016	226	$14.81	to	$27.53	$5,311	2.98%	0.10%	to	1.50%	4.10%	to	5.60%
2015	273	$14.11	to	$26.24	$6,108	3.36%	0.10%	to	1.50%	-1.69%	to	-0.27%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Growth Portfolio - Class I
2019	257	$15.48	to	$38.72	$6,729	2.61%	0.10%	to	2.25%	20.09%	to	22.75%
2018	267	$12.89	to	$31.76	$5,877	2.00%	0.10%	to	2.25%	-10.36%	to	-8.45%
2017	342	$14.38	to	$34.90	$8,094	1.69%	0.10%	to	2.25%	15.25%	to	17.76%
2016	349	$12.47	to	$29.83	$7,200	2.70%	0.10%	to	2.25%	4.53%	to	6.82%
2015	465	$11.93	to	$28.11	$8,840	2.65%	0.10%	to	2.25%	-3.40%	to	-1.25%
Voya Strategic Allocation Moderate Portfolio - Class I
2019	290	$18.82	to	$35.71	$7,558	2.74%	0.35%	to	1.40%	17.59%	to	18.87%
2018	313	$15.89	to	$30.17	$6,950	2.35%	0.35%	to	1.40%	-7.40%	to	-6.40%
2017	321	$14.49	to	$32.36	$7,831	1.88%	0.35%	to	2.25%	11.98%	to	14.08%
2016	361	$12.94	to	$28.47	$7,871	2.64%	0.35%	to	2.25%	4.27%	to	6.32%
2015	383	$12.41	to	$26.90	$7,962	2.96%	0.10%	to	2.25%	-2.82%	to	-0.67%
Voya Growth and Income Portfolio - Class A
2019	66		$23.78		$1,573	1.22%		1.25%			26.69%
2018	73		$18.77		$1,373	1.41%		1.25%			-6.06%
2017	80		$19.98		$1,602	1.35%		1.25%			18.29%
2016	90		$16.89		$1,520	1.54%		1.25%			7.85%
2015	97		$15.66		$1,517	1.50%		1.25%			-3.03%
Voya Growth and Income Portfolio - Class I
2019	4,398	$13.16	to	$720.65	$213,518	1.63%	0.10%	to	2.25%	25.98%	to	28.77%
2018	4,935	$10.27	to	$564.43	$192,504	1.81%	0.10%	to	2.25%	-6.53%	to	-4.56%
2017	5,621	$10.81	to	$596.35	$230,160	1.83%	0.10%	to	2.25%	17.60%	to	20.24%
2016	6,158	$11.59	to	$500.21	$209,483	1.94%	0.10%	to	2.25%	7.31%	to	9.67%
2015	6,987	$10.80	to	$459.99	$215,524	1.97%	0.10%	to	2.25%	-3.57%	to	-1.52%
Voya Emerging Markets Index Portfolio - Class I
2019	41	$11.44	to	$12.20	$492	2.00%	0.10%	to	1.25%	16.38%	to	17.65%
2018	75	$9.83	to	$10.37	$769	2.31%	0.10%	to	1.25%	-16.13%	to	-15.21%
2017	44	$11.72	to	$12.23	$527	0.78%	0.10%	to	1.25%	34.87%	to	36.50%
2016	8	$8.69	to	$8.96	$71	2.87%	0.10%	to	1.25%	9.17%	to	10.48%
2015	4	$7.96	to	$8.11	$31	12.12%	0.10%	to	1.25%		—

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Euro STOXX 50® Index Portfolio - Class I
2019		4		$12.99		$50	11.76%		0.75%			24.78%
2018		4		$10.41		$42	2.33%		0.75%			-16.59%
2017		4		$12.48		$44	3.96%		0.75%			23.44%
2016		4		$10.11		$43	0.11%		0.75%			—
2015		4		$10.11		$44	2.22%		0.75%			-4.98%
Voya Global Equity Portfolio - Class I
2019		136	$12.75	to	$13.68	$1,792	2.79%	0.10%	to	1.50%	19.83%	to	21.49%
2018		167	$10.64	to	$11.26	$1,820	5.09%	0.10%	to	1.50%	-10.21%	to	-8.90%
2017		197	$11.85	to	$12.36	$2,383	2.37%	0.10%	to	1.50%	21.91%	to	23.60%
2016		226	$9.72	to	$10.00	$2,225	2.79%	0.10%	to	1.50%	4.40%	to	5.93%
2015	3/9/2015	288	$9.31	to	$9.44	$2,698	(a)	0.10%	to	1.50%		(a)
Voya Global Equity Portfolio - Class S
2019		95	$12.47	to	$12.75	$1,195	2.46%	0.95%	to	1.40%	19.67%	to	20.28%
2018		83	$10.42	to	$10.60	$873	4.58%	0.95%	to	1.40%	-10.40%	to	-10.02%
2017		97	$11.63	to	$11.78	$1,136	2.11%	0.95%	to	1.40%	21.78%	to	22.33%
2016		101	$9.55	to	$9.66	$972	2.60%	0.95%	to	1.40%	4.26%	to	4.79%
2015	3/9/2015	119	$9.16	to	$9.25	$1,090	(a)	0.95%	to	1.40%		(a)
Voya Index Plus LargeCap Portfolio - Class I
2019		2,007	$19.33	to	$56.13	$69,720	1.58%	0.10%	to	2.25%	27.17%	to	29.91%
2018		2,248	$15.20	to	$43.48	$60,638	1.47%	0.10%	to	2.25%	-8.93%	to	-6.88%
2017		2,212	$16.69	to	$47.02	$65,631	1.60%	0.10%	to	2.25%	21.86%	to	24.51%
2016		2,447	$13.69	to	$38.01	$58,987	1.67%	0.10%	to	2.25%	7.80%	to	10.21%
2015		2,793	$12.70	to	$34.72	$61,663	1.62%	0.10%	to	2.25%	-1.40%	to	0.71%
Voya Index Plus MidCap Portfolio - Class I
2019		186	$25.07	to	$56.78	$6,080	1.40%	0.10%	to	1.50%	25.19%	to	26.95%
2018		198	$19.87	to	$45.04	$5,304	1.12%	0.10%	to	1.50%	-15.62%	to	-14.41%
2017		240	$23.36	to	$53.01	$7,531	1.39%	0.10%	to	1.50%	11.89%	to	13.42%
2016		258	$20.71	to	$47.04	$7,291	0.94%	0.10%	to	1.50%	16.37%	to	18.06%
2015		293	$17.65	to	$40.14	$6,902	1.00%	0.10%	to	1.50%	-3.25%	to	-1.90%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2019	118	$25.09	to	$41.15	$3,488	1.02%	0.10%	to	1.50%	19.99%	to	21.71%
2018	130	$20.74	to	$34.05	$3,194	0.94%	0.10%	to	1.50%	-13.71%	to	-12.50%
2017	143	$23.85	to	$39.19	$4,020	0.98%	0.10%	to	1.50%	8.28%	to	9.83%
2016	159	$21.85	to	$35.94	$4,216	0.80%	0.10%	to	1.50%	25.41%	to	27.20%
2015	173	$17.28	to	$28.45	$3,613	0.95%	0.10%	to	1.50%	-4.66%	to	-3.30%
Voya International Index Portfolio - Class I
2019	631	$11.08	to	$21.39	$10,915	3.13%	0.10%	to	1.75%	19.29%	to	21.34%
2018	696	$9.23	to	$17.78	$10,210	3.04%	0.10%	to	1.75%	-15.27%	to	-13.80%
2017	725	$10.84	to	$20.81	$12,539	2.45%	0.10%	to	1.75%	22.72%	to	24.77%
2016	773	$8.79	to	$16.82	$11,111	3.06%	0.10%	to	1.75%	-0.94%	to	0.73%
2015	868	$8.66	to	$16.84	$12,589	3.20%	0.10%	to	1.75%	-2.63%	to	-1.00%
Voya International Index Portfolio - Class S
2019	3		$18.39		$49	2.82%		1.25%			19.49%
2018	3		$15.39		$42	2.17%		1.25%			-0.15%
2017	3		$18.09		$50	1.72%		1.25%			22.98%
2016	2		$14.71		$28	1.28%		1.25%			-0.68%
2015	1		$14.81		$9	5.00%		1.25%			-2.31%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2019	1,263	$39.47	to	$51.10	$53,690	0.71%	0.10%	to	1.75%	33.47%	to	35.72%
2018	829	$29.28	to	$37.65	$26,337	1.10%	0.10%	to	1.75%	-2.70%	to	-1.08%
2017	904	$29.79	to	$38.06	$29,331	1.16%	0.10%	to	1.75%	28.96%	to	31.13%
2016	1,002	$22.86	to	$29.02	$25,032	1.25%	0.10%	to	1.75%	4.70%	to	6.46%
2015	1,134	$21.62	to	$27.26	$26,934	1.18%	0.10%	to	1.75%	5.75%	to	7.49%
Voya Russell™ Large Cap Index Portfolio - Class I
2019	558	$24.22	to	$41.04	$19,548	1.72%	0.10%	to	2.25%	28.45%	to	31.19%
2018	569	$18.72	to	$31.54	$15,637	1.71%	0.10%	to	2.25%	-5.62%	to	-3.53%
2017	601	$19.69	to	$32.99	$17,538	1.67%	0.10%	to	2.25%	19.84%	to	22.45%
2016	663	$16.30	to	$27.17	$16,274	1.85%	0.10%	to	2.25%	8.47%	to	10.83%
2015	731	$14.92	to	$24.72	$16,537	1.69%	0.10%	to	2.25%	-0.18%	to	1.98%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2019	1,742	$14.14	to	$32.89	$35,144	2.49%	0.10%	to	1.75%	23.72%	to	25.76%
2018	1,939	$11.39	to	$26.37	$30,700	2.37%	0.10%	to	1.75%	-8.28%	to	-6.73%
2017	2,244	$12.37	to	$28.52	$38,419	2.07%	0.10%	to	1.75%	11.50%	to	13.37%
2016	2,566	$11.05	to	$25.37	$38,918	1.58%	0.10%	to	1.75%	13.58%	to	15.55%
2015	2,927	$9.70	to	$22.15	$39,307	0.49%	0.10%	to	1.75%	-5.15%	to	-3.56%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2019	35	$30.52	to	$31.03	$1,060	2.32%	1.25%	to	1.40%	23.86%	to	24.07%
2018	39	$24.64	to	$25.01	$976	2.04%	1.25%	to	1.40%	-8.20%	to	-8.02%
2017	44	$26.84	to	$27.19	$1,186	1.84%	1.25%	to	1.40%	11.65%	to	11.76%
2016	47	$24.04	to	$24.33	$1,136	1.49%	1.25%	to	1.40%	13.66%	to	13.90%
2015	62	$21.15	to	$21.36	$1,308	1.34%	1.25%	to	1.40%	-5.11%	to	-4.98%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2019	177	$10.22	to	$43.24	$2,122	0.16%	0.70%	to	1.50%	32.51%	to	33.59%
2018	10	$29.71	to	$32.46	$312	0.65%	0.70%	to	1.50%	-6.78%	to	-6.03%
2017	36	$31.87	to	$36.13	$1,218	0.66%	0.10%	to	1.50%	22.48%	to	24.24%
2016	36	$26.02	to	$29.08	$980	0.68%	0.10%	to	1.50%	5.26%	to	6.68%
2015	42	$24.72	to	$26.61	$1,090	0.74%	0.70%	to	1.50%	-2.29%	to	-1.51%
Voya Russell™ Mid Cap Index Portfolio - Class I
2019	74	$24.07	to	$31.83	$2,077	1.62%	0.10%	to	1.25%	28.30%	to	29.81%
2018	70	$18.76	to	$24.68	$1,516	1.45%	0.10%	to	1.25%	-10.41%	to	-9.39%
2017	80	$20.94	to	$27.42	$1,931	1.40%	0.10%	to	1.25%	16.46%	to	17.82%
2016	73	$17.98	to	$23.41	$1,525	1.33%	0.10%	to	1.25%	12.02%	to	13.30%
2015	78	$16.05	to	$20.80	$1,451	1.19%	0.10%	to	1.25%	-4.01%	to	-2.89%
Voya Russell™ Small Cap Index Portfolio - Class I
2019	319	$10.33	to	$28.35	$4,261	0.62%	0.10%	to	1.40%	23.62%	to	25.05%
2018	64	$18.67	to	$22.82	$1,298	1.22%	0.10%	to	1.25%	-12.39%	to	-11.37%
2017	64	$21.31	to	$25.91	$1,480	1.14%	0.10%	to	1.25%	12.87%	to	14.14%
2016	62	$18.88	to	$22.85	$1,287	1.33%	0.10%	to	1.25%	19.57%	to	21.01%
2015	81	$15.79	to	$19.01	$1,385	1.20%	0.10%	to	1.25%	-5.73%	to	-4.63%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Small Company Portfolio - Class I
2019	376	$25.56	to	$73.53	$19,045	0.43%	0.10%	to	1.90%	23.80%	to	26.07%
2018	451	$20.39	to	$58.69	$18,563	0.56%	0.10%	to	1.90%	-17.44%	to	-15.91%
2017	513	$24.41	to	$70.27	$25,655	0.33%	0.10%	to	1.90%	9.17%	to	11.18%
2016	567	$22.08	to	$63.62	$25,664	0.43%	0.10%	to	1.90%	22.12%	to	24.33%
2015	650	$17.86	to	$51.49	$23,383	0.51%	0.10%	to	1.90%	-2.63%	to	-0.84%
Voya U.S. Bond Index Portfolio - Class I
2019	107	$12.70	to	$15.28	$1,515	2.48%	0.10%	to	1.50%	5.04%	to	8.22%
2018	110	$11.90	to	$14.12	$1,433	2.31%	0.10%	to	1.50%	-1.82%	to	-0.42%
2017	123	$12.12	to	$14.18	$1,599	2.48%	0.10%	to	1.50%	1.59%	to	3.05%
2016	100	$11.85	to	$13.76	$1,262	2.57%	0.10%	to	1.50%	0.85%	to	2.23%
2015	101	$11.67	to	$13.46	$1,249	2.32%	0.10%	to	1.50%	-1.25%	to	0.15%
Voya MidCap Opportunities Portfolio - Class I
2019	804	$12.89	to	$54.39	$17,032	0.28%	0.10%	to	1.75%	27.14%	to	29.22%
2018	909	$10.09	to	$42.46	$15,217	—	0.10%	to	1.75%	-9.15%	to	-7.57%
2017	1,021	$11.05	to	$46.33	$18,488	0.07%	0.10%	to	1.75%	22.97%	to	24.96%
2016	255	$13.06	to	$28.94	$4,907	—	0.10%	to	1.75%	5.41%	to	7.14%
2015	305	$12.39	to	$27.18	$5,451	—	0.10%	to	1.75%	-1.27%	to	0.43%
Voya MidCap Opportunities Portfolio - Class S
2019	101	$20.61	to	$35.09	$3,010	0.13%	0.95%	to	1.40%	27.22%	to	27.83%
2018	124	$16.20	to	$27.45	$2,910	—	0.95%	to	1.40%	-8.99%	to	-8.59%
2017	133	$17.80	to	$30.03	$3,409	—	0.95%	to	1.40%	23.01%	to	23.58%
2016	151	$14.47	to	$24.30	$3,181	—	0.95%	to	1.40%	5.50%	to	5.97%
2015	151	$13.71	to	$22.93	$3,014	—	0.95%	to	1.40%	-1.15%	to	-0.69%
Voya SmallCap Opportunities Portfolio - Class I
2019	89	$22.74	to	$40.97	$2,417	—	0.10%	to	1.25%	24.13%	to	25.55%
2018	99	$18.32	to	$32.90	$2,148	—	0.10%	to	1.25%	-16.92%	to	-15.94%
2017	100	$22.05	to	$39.49	$2,558	—	0.10%	to	1.25%	17.22%	to	18.61%
2016	94	$18.81	to	$33.57	$2,040	—	0.10%	to	1.25%	12.03%	to	13.31%
2015	85	$16.79	to	$29.89	$1,647	—	0.10%	to	1.25%	-2.16%	to	-1.02%

VARIABLE ANNUINTY ACCOUNT B OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Fund						Investment
Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
2019	111	$19.22	to	$21.85	$2,265	—	0.95%	to	1.40%	23.60%	to	24.15%
2018	129	$15.55	to	$17.60	$2,133	—	0.95%	to	1.40%	-17.28%	to	-16.86%
2017	138	$18.79	to	$21.17	$2,747	—	0.95%	to	1.40%	16.78%	to	17.35%
2016	149	$16.09	to	$18.04	$2,532	—	0.95%	to	1.40%	11.50%	to	11.98%
2015	138	$14.43	to	$16.11	$2,107	—	0.95%	to	1.40%	-2.52%	to	-2.07%
Wanger International
2019	103	$15.15	to	$20.00	$1,839	0.78%	0.10%	to	1.50%	28.06%	to	29.87%
2018	119	$11.83	to	$15.40	$1,641	2.26%	0.10%	to	1.50%	-18.97%	to	-17.78%
2017	129	$14.60	to	$18.73	$2,161	1.26%	0.10%	to	1.50%	30.94%	to	32.74%
2016	164	$11.15	to	$14.11	$2,037	1.17%	0.10%	to	1.50%	-2.87%	to	-1.47%
2015	169	$11.48	to	$14.32	$2,155	1.49%	0.10%	to	1.50%	-1.37%
Wanger Select
2019	65	$24.62	to	$34.98	$1,846	0.08%	0.10%	to	1.50%	27.35%	to	29.13%
2018	85	$19.18	to	$27.26	$1,934	0.19%	0.10%	to	1.50%	-13.71%	to	-12.49%
2017	84	$22.05	to	$31.36	$2,218	0.19%	0.10%	to	1.50%	24.78%	to	26.54%
2016	99	$17.53	to	$24.94	$2,113	0.16%	0.10%	to	1.50%	11.67%	to	13.26%
2015	119	$15.57	to	$22.17	$2,219	—	0.10%	to	1.50%	-1.22%	to	0.18%
Wanger USA
2019	65	$30.80	to	$39.35	$2,210	0.25%	0.10%	to	1.50%	29.16%	to	31.00%
2018	62	$23.66	to	$30.24	$1,645	0.13%	0.10%	to	1.50%	-2.94%	to	-1.56%
2017	51	$24.18	to	$30.92	$1,389	—	0.10%	to	1.50%	17.81%	to	19.46%
2016	47	$20.36	to	$26.05	$1,054	—	0.10%	to	1.50%	12.01	to	13.55
2015	51	$18.04	to	$23.09	$1,015	—	0.10%	to	1.50%	-2.08%	to	-0.68%

VARIABLE ANNUINTY ACCOUNT B OF

VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Notes to Financial Statements

(a)	As investment Division had no investments until 2015, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2019, this data is not meaningful and is therefore not presented.
A	The Fund Inception Date represents the first date the fund received money.
B

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal
C	to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
D

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of
Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance andAnnuity Company (the Company) as of December 31, 2019 and 2018, the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2019, and the related notes (collectively referred to as the "consolidated financial statements"). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public CompanyAccounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company's auditor since 2001.

Boston, Massachusetts
March 19, 2020

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $23,107 as of 2019
and $22,860 as of 2018)	$ 25,153	$ 22,981
Fixed maturities, at fair value using the fair value option	1,479	1,171
Equity securities, at fair value (cost of $73 as of 2019 and $45 as of 2018)	80	57
Short-term investments	—	50
Mortgage loans on real estate, net of valuation allowance of $0 as of 2019 and $1 as of
2018	4,664	4,918
Policy loans	205	210
Limited partnerships/corporations	738	583
Derivatives	224	128
Securities pledged (amortized cost of $749 as of 2019 and $867 as of 2018)	828	882
Other investments	43	40
Total investments	33,414	31,020
Cash and cash equivalents	512	371
Short-term investments under securities loan agreements, including collateral delivered	917	793
Accrued investment income	293	301
Premiums receivable and reinsurance recoverable	1,304	1,409
Deferred policy acquisition costs, Value of business acquired and Sales inducements to
contract owners	608	1,104
Short-term loan to affiliate	69	—
Current income tax recoverable	9	32
Due from affiliates	67	54
Property and equipment	60	62
Other assets	255	331
Assets held in separate accounts	78,713	67,323
Total assets	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2019 and 2018
(In millions, except share and per share data)

	As of December 31,
	2019	2018
		(As Adjusted)
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$ 31,142	$ 30,695
Payable for securities purchased	5	49
Payables under securities loan agreements, including collateral held	865	827
Due to affiliates	95	81
Derivatives	285	99
Deferred income taxes	304	5
Other liabilities	369	286
Liabilities related to separate accounts	78,713	67,323
Total liabilities	111,778	99,365

Commitments and Contingencies (Note 13)

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2019
and 2018; $50 par value per share)	3	3
Additional paid-in capital	2,873	2,816
Accumulated other comprehensive income (loss)	1,292	108
Retained earnings (deficit)	275	508
Total shareholder's equity	4,443	3,435
Total liabilities and shareholder's equity	$ 116,221	$ 102,800

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Revenues:
Net investment income	$ 1,689	$ 1,623	$ 1,520
Fee income	877	875	857
Premiums	31	41	48
Broker-dealer commission revenue	2	69	170
Net realized capital gains (losses):
Total other-than-temporary impairments	(41)	(18)	(19)
Less: Portion of other-than-temporary impairments recognized in
Other comprehensive income (loss)	2	2	(7)
Net other-than-temporary impairments recognized in earnings	(43)	(20)	(12)
Other net realized capital gains (losses)	(101)	(222)	(188)
Total net realized capital gains (losses)	(144)	(242)	(200)
Other revenue	14	19	3
Total revenues	2,469	2,385	2,398
Benefits and expenses:
Interest credited and other benefits to contract owners/
policyholders	1,013	828	958
Operating expenses	1,056	894	1,022
Broker-dealer commission expense	2	69	170
Net amortization of Deferred policy acquisition costs and Value of
business acquired	65	86	233
Interest expense	1	2	1
Total benefits and expenses	2,137	1,879	2,384
Income (loss) before income taxes	332	506	14
Income tax expense (benefit)	32	61	(101)
Net income (loss)	$ 300	$ 445	$ 115

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)

	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Net income (loss)	$ 300	$ 445	$ 115
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	1,323	(897)	387
Other-than-temporary impairments	1	8	(4)
Pension and other postretirement benefits liability	(1)	(1)	(2)
Other comprehensive income (loss), before tax	1,323	(890)	381
Income tax expense (benefit) related to items of other comprehensive
income (loss)	276	(192)	122
Other comprehensive income (loss), after tax	1,047	(698)	259
Comprehensive income (loss)	$ 1,347	$ (253)	$ 374

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive Earnings Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at January 1, 2017 (As Adjusted)	$ 3	$ 3,015	$ 559	$ (14)	$ 3,563
Comprehensive income (loss):
Net income (loss)	—	—	—	115	115
Other comprehensive income (loss), after tax	—	—	259	—	259
Total comprehensive income (loss)					374
Dividends paid and distributions of capital	—	(265)	—	—	(265)
Contribution of capital	—	12	—	—	12
Employee related benefits	—	1	—	—	1
Balance as of December 31, 2017 (As Adjusted)	3	2,763	818	101	3,685
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2014-09	—	—	—	76	76
Adjustment for adoption of ASU 2016-01	—	—	(12)	12	—
Balance at January 1, 2018 (As Adjusted)	3	2,763	806	189	3,761
Comprehensive income (loss):
Net income (loss)	—	—	—	445	445
Other comprehensive income (loss), after tax	—	—	(698)	—	(698)
Total comprehensive income (loss)					(253)
Dividends paid and distributions of capital	—	—	—	(126)	(126)
Contribution of capital	—	55	—	—	55
Employee related benefits	—	(2)	—	—	(2)
Balance as of December 31, 2018 (As Adjusted)	3	2,816	108	508	3,435
Cumulative effect of changes in accounting:
Adjustment for adoption of ASU 2018-02	—	—	137	(137)	—
Comprehensive income (loss):
Net income (loss)	—	—	—	300	300
Other comprehensive income (loss), after tax	—	—	1,047	—	1,047
Total comprehensive income (loss)					1,347
Dividends paid and distributions of capital	—	—	—	(396)	(396)
Contribution of capital	—	57	—	—	57
Employee related benefits	—	—	—	—	—
Effect of transaction for entities under common
control	—	—	—	—	—
Balance as of December 31, 2019	$ 3	$ 2,873	$ 1,292	$ 275	$ 4,443

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Operating Activities:
Net income (loss)	$ 300 $	445	$ 115
Adjustments to reconcile Net income (loss) to Net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of
business acquired and sales inducements	(49)	(64)	(80)
Net amortization of deferred policy acquisition costs, value of
business acquired and sales inducements	65	87	234
Net accretion/amortization of discount/premium	5	(3)	12
Future policy benefits, claims reserves and interest credited	568	547	534
Deferred income tax (benefit) expense	23	58	(95)
Net realized capital losses	144	242	200
Depreciation and amortization	21	14	17
(Gains) losses on limited partnerships/corporations	(35)	—	—
Change in:
Accrued investment income	9	3	(3)
Premiums receivable and reinsurance recoverable	105	87	138
Other receivables and asset accruals	55	(8)	19
Due to/from affiliates	2	24	(113)
Other payables and accruals	158	(176)	10
Other, net	(8)	(33)	(24)
Net cash provided by operating activities	1,363	1,223	964

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2019, 2018 and 2017
(In millions)
	Year Ended December 31,
	2019	2018	2017
		(As Adjusted)	(As Adjusted)
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,956	3,983	4,462
Equity securities, available-for-sale	3	3	25
Mortgage loans on real estate	803	598	494
Limited partnerships/corporations	70	99	81
Acquisition of:
Fixed maturities	(4,582)	(5,475)	(4,247)
Equity securities, available-for-sale	(12)	(3)	(2)
Mortgage loans on real estate	(555)	(606)	(1,149)
Limited partnerships/corporations	(190)	(254)	(120)
Derivatives, net	23	23	203
Policy loans, net	5	4	5
Short-term investments, net	50	(26)	8
Short-term loan to affiliate, net	(69)	80	(80)
Collateral received (delivered), net	(86)	(46)	(189)
Other, net	(3)	(45)	(6)
Net cash used in investing activities	(587)	(1,665)	(515)
Cash Flows from Financing Activities:
Deposits received for investment contracts	$ 3,395	$ 3,744	$ 2,380
Maturities and withdrawals from investment contracts	(3,686)	(3,108)	(2,794)
Settlements on deposit contracts	(5)	(20)	(64)
Short-term loans from affiliates, net	—	(68)	26
Dividends paid and return of capital distribution	(396)	(126)	(265)
Capital contribution from parent	57	55	12
Net cash (used in) provided by financing activities	(635)	477	(705)
Net increase (decrease) in cash and cash equivalents	141	35	(256)
Cash and cash equivalents, beginning of period	371	336	592
Cash and cash equivalents, end of period	$ 512	$ 371	$ 336

Supplemental cash flow information:
Income taxes paid (received), net	$ (13)	$ 60	$ (43)

The accompanying notes are an integral part of these Consolidated Financial Statements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

1. Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia and in Guam, Puerto Rico and the Virgin Islands.

Prior to May 2013, Voya Financial, Inc. ("Voya Financial"), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands. In May 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale of common stock by Voya Financial, Inc. and the sale of shares of common stock owned indirectly by ING Group. Between October 2013 and March 2015, ING Group completed the sale of its remaining shares of common stock of Voya Financial, Inc. in a series of registered public offerings.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

Effective December 31, 2019, VRIAC’s sole shareholder, Voya Holdings, Inc., transferred ownership of Voya Institutional Plan Services, LLC (“VIPS”) and Voya Retirement Advisors, LLC (“VRA”) to VRIAC for no cash consideration. VIPS and VRA provide retirement recordkeeping and investment advisory services, respectively, and the transfer was made to more closely align recordkeeping and related activities of VRIAC’s retirement business. It also had the effect of reducing VRIAC's tax liability. This transaction was accounted for under the accounting guidance for transactions under common control which requires that financial statements reflect the transferred business for all prior periods as if the transfer occurred as of the beginning of the first period presented. As such, the Consolidated Financial Statements for the prior periods presented have been restated to reflect the transfer of VIPS and VRA to VRIAC as of January 1, 2017. The related impact to the previously reported Net income (loss) for the years ended December 31, 2018 and 2017 was a decrease in net income of $50 and $95, respectively. In addition to these non-insurance subsidiaries, VRIAC also has the wholly-owned owned non-insurance subsidiary, Voya Financial Partners, LLC ("VFP").

On December 18, 2019, VRIAC’s ultimate parent, Voya Financial, entered into a Master Transaction Agreement (the “Resolution MTA”) with Resolution Life U.S. Holdings Inc. (“Resolution Life US”), pursuant to which Resolution Life US will acquire Security Life of Denver Insurance Company (“SLD”), Security Life of Denver International Limited (“SLDI”) and Roaring River II, Inc. ("RRII") including several subsidiaries of SLD. The transaction is expected to close by September 30, 2020 and is subject to conditions specified in the Resolution MTA, including the receipt of required regulatory approvals.

Concurrently with the sale, SLD will enter into reinsurance agreements with Reliastar Life Insurance Company ("RLI"), ReliaStar Life Insurance Company of New York (“RLNY”), and VRIAC, each of which is a direct or indirect wholly owned subsidiary of Voya Financial. Pursuant to these agreements, RLI and VRIAC will reinsure to SLD a 100% quota share, and RLNY will reinsure to SLD a 75% quota share, of their respective individual life insurance and annuities businesses. RLI, RLNY, and VRIAC will remain subsidiaries of Voya Financial. We currently expect that these reinsurance transactions will be carried out on a coinsurance basis, with SLD’s reinsurance obligations collateralized by assets in trust. The reinsurance agreements along with the sale of the legal entities noted above (referred to as the "Individual Life Transaction") will result in the disposition of substantially all of Voya Financial's life insurance and legacy non-retirement annuity businesses and related assets. Pursuant to the Individual Life Transaction, VRIAC's reserves related to legacy non-retirement annuity business as well as pension risk transfer products will be ceded to SLD and related assets will be transferred.

On June 1, 2018, VRIAC's ultimate parent, Voya Financial, consummated a series of transactions (collectively, the "2018 Transaction'') pursuant to a Master Transaction Agreement dated December 20, 2017 (the "2018 MTA") with VA Capital Company LLC ("VA Capital") and Athene Holding Ltd. ("Athene"). As part of the 2018 Transaction, VA Capital's wholly owned subsidiary Venerable Holdings Inc. ("Venerable") acquired certain of Voya Financial's assets, including all of the shares of capital stock of Voya Insurance and Annuity Company ("VIAC"), the Company's Iowa-domiciled insurance affiliate, as well as the membership

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

interests of DSL, the Company's former broker-dealer subsidiary. Following the closing of the 2018 Transaction, VRIAC acquired a 9.99% equity interest in VA Capital.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to public and private school systems, higher education institutions, hospitals and healthcare facilities, not-for-profit organizations, state and local governments, small to mid-sized corporations and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts (e.g., GICs) and synthetic GICs, to institutional clients. Pension risk transfer group annuity solutions were previously offered to institutional plan sponsors who needed to transfer their defined benefit plan obligations to the Company. The Company discontinued sales of these solutions in late 2016 to better align business activities to the Company's priorities. This business will be transferred as part of the Individual Life Transaction described above. The Company's products are generally distributed through independent brokers and advisors, third-party administrators, consultants, and representatives associated with Voya Financial's broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services, participant education, and retirement readiness planning tools along with a variety of investment options, including proprietary and non-proprietary mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, VFP, VIPS, VRA and DSL (prior to June 1, 2018). Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

  Reserves for future policy benefits;

  Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA");

  Valuation of investments and derivatives;

  Impairments;

  Income taxes; and

  Contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: Effective January 1, 2018, the Company adopted Accounting Standards Update ("ASU") 2016-01 "Financial Instruments-Overall (ASC Subtopic 825-10):Recognition and Measurement of Financial Assets and Financial Liabilities" ("ASU 2016-01") (See the Adoption of New Pronouncements section below). As a result, the Company measures its equity securities at fair value and recognizes any changes in fair value in net income. Prior to adoption, equity securities were designated as available-for-sale and reported at fair value with unrealized capital gains (losses) recorded in Accumulated other comprehensive income (loss) ("AOCI").

The Company's fixed maturities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions, through a lending agent, for short periods of time. The Company has the right to approve any institution with whom the lending agent transacts on its behalf. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the collateral and invests it in short-term liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return securities pledged where collateral is insufficient to cover the loss.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security, and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

  When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

  When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when availableinformationdoes notindicatethat anothervalueis more appropriate.Wheninformationis identifiedthat indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

  The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into Net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

  Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

  Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives for which fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld reinsurance arrangements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are reported in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC and VOBA are adjusted for the impact of unrealized capital gains (losses) on investments, as if such gains (losses) have been realized, with corresponding adjustments included in AOCI.

Amortization Methodologies

The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA, estimated benefits and related expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

Internal Replacements

Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBArelated to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of Deferred policy acquisition costs and Value of business acquired in the Consolidated Statements of Operations.

Assumptions

Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates, reserve levels, and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company uses a reversion to the mean approach, which assumes that the market returns over the entire mean reversion period are consistent with a long-term level of equity market appreciation. The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Contract Costs Associated with Certain Financial Services Contracts

Contract cost assets represent costs incurred to obtain or fulfill a non-insurance contract that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

As of December 31, 2019 and 2018, contract cost assets were $109 and $105, respectively. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts, which typically range from 5 to 15 years. For the years ended December 31, 2019 and 2018, amortization expenses of $23 and $22, respectively, were recorded in Operating expenses in the Consolidated Statements of Operations. There was no impairment loss in relation to the contract costs capitalized.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits

The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's estimates of anticipated experience at the period the policy

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 2.7% to 6.6%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances

Contract owner account balances relate to investment-type contracts, as follows:

  Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

  Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to 5.7% for the year 2019, and 5.3% for the years 2018 and 2017. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

  For fixed-indexed annuity ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves

The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB: Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for the purpose of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

FIA: The Company issued FIA contracts that contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees or premiums collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the embedded derivative in the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, that are not related to attributed fees collected or payments made, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative (collectively, "guaranteed benefit derivatives") include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

  Such separate accounts are legally recognized;

  Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  Investments are directed by the contract owner or participant; and

  All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is generally invested in Short-term investments, with the offsetting obligation to repay the loan included within Payables under securities loan agreements, including collateral held on the Consolidated Balance Sheets. The carrying value of

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Revenue

Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Financial Services Revenue

Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation. For advisory, recordkeeping and administration services of $405 and $422 for the years ended December 31, 2019 and 2018, respectively, the Company recognizes revenue as services are provided, generally over time. For distribution and shareholder servicing revenue of $82 and $123 for the years ended December 31, 2019 and 2018, respectively, the Company provides distribution services at a point in time and shareholder services over time. Contract terms are typically less than one year, and consideration is variable.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information.

For the years ended December 31, 2019 and 2018, such revenue represents approximately 19.7% and 22.9% respectively, of total revenue. For the years ended December 31, 2019 and 2018, a portion of the revenue recognized in the current period from distribution services is related to performance obligations satisfied in previous periods. Revenue for various financial services is recorded in Fee income or Other revenue in the Consolidated Statements of Operations. Receivables of $97 and $95 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2019 and 2018, respectively.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial for the current year, (b) the deferred income tax liabilities and assets for items recognized differently in its Consolidated Financial Statements from amounts shown on its income tax returns and (c) the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a periodic basis and as regulatory and business factors change.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Items required by tax law to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent, such as the dividends received deduction, which is estimated using information from the prior period and current year results. Other differences are temporary, reversing over time, such as the valuation of insurance reserves, and create deferred tax assets and liabilities.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

  The nature, frequency and severity of book income or losses in recent years;

  The nature and character of the deferred tax assets and liabilities;

  The recent cumulative book income (loss) position after adjustment for permanent differences;

  Taxable income in prior carryback years;

  Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

  Projected future reversals of existing temporary differences;

  The length of time carryforwards can be utilized;

  Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

  Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Operating expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Premiums receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives for which carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirements, withdrawal rates and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

The following table provides a description of the Company's adoption of new ASUs issued by the Financial Accounting Standards Board and the impact of the adoption on the Company's financial statements.

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2018-02,	This standard, issued in February	January 1, 2019,	The impact to the January 1, 2019 Consolidated
Reclassification	2018, permits a reclassification	with the change	Balance Sheet was an increase to AOCI of $137,
of Certain Tax	from accumulated other	reported in the	with a corresponding decrease to Retained
Effects from	comprehensive income ("AOCI")	period of adoption.	earnings. The ASU did not have a material
Accumulated	to retained earnings for stranded		impact on the Company's results of operations,
Other	tax effects resulting from the Tax		cash flows, or disclosures.
Comprehensive	Cuts and Jobs Act of 2017 ("Tax
Income	Reform"). Stranded tax effects
arise because U.S. GAAP
requires that the impact of a
change in tax laws or rates on
deferred tax liabilities and assets
be reported in net income, even if
related to items recognized
within accumulated other
comprehensive income. The
amount of the reclassification
would be based on the difference
between the historical corporate
income tax rate and the newly
enacted 21% corporate income
tax rate, applied to deferred tax
liabilities and assets reported
within accumulated other
comprehensive income.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2017-12,	This standard, issued in August	January 1, 2019,	The adoption had no effect on the Company's
Targeted	2017, enables entities to better	using the modified	financial condition, results of operations, or cash
Improvements	portray risk management	retrospective	flows. The adoption resulted in a change to the
to Accounting	activities in their financial	method, with the	Company's significant accounting policy
for Hedging	statements, as follows:	exception of the	described above. Other required disclosure
Activities	• Expands an entity's ability to	presentation and	changes have been included in Note 3, Derivative
	hedge nonfinancial and financial	disclosure	Financial Instruments.
	risk components and reduces	requirements which
	complexity in accounting for fair	were adopted
	value hedges of interest rate risk,	prospectively.
• Eliminates the requirement to
separately measure and report
hedge ineffectiveness and
generally requires the entire
change in the fair value of a
hedging instrument to be
presented in the same income
statement line as the hedged
item, and
• Eases certain documentation
and assessment requirements and
modifies the accounting for
components excluded from the
assessment of hedge
effectiveness, and modifies
required disclosures.

In October 2018, the FASB
issued an amendment which
expands the list of U.S.
benchmark interest rates
permitted in the application of
hedge accounting.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2016-02,	This standard, issued in February	January 1, 2019	The adoption did not have a material impact on
Leases	2016, requires lessees to	using the modified	the Company's financial condition, results of
	recognize a right-of-use asset and	retrospective	operations, or cash flows.
	a lease liability for all leases with	method.
terms of more than 12 months.
The lease liability will be
measured as the present value of
the lease payments, and the asset
will be based on the liability. For
income statement purposes,
expense recognition will depend
on the lessee's classification of
the lease as either finance, with a
front-loaded amortization
expense pattern similar to current
capital leases, or operating, with
a straight-line expense pattern
similar to current operating
leases. Lessor accounting will be
similar to the current model, and
lessors will be required to
classify leases as operating,
direct financing, or sales-type.

ASU 2016-02 also replaces the
sale-leaseback guidance to align
with the new revenue recognition
standard, addresses statement of
operation and statement of cash
flow classification, and requires
additional disclosures for all
leases. In addition, the FASB
issued various amendments
during 2018 to clarify and
simplify the provisions and
implementation guidance of ASU
2016-02.

ASU 2016-01,	This standard, issued in January	January 1, 2018	The impact to the January 1, 2018 Consolidated
Recognition and	2016, addresses certain aspects	using the modified	Balance Sheet was a $12 increase, net of tax, to
Measurement of	of recognition, measurement,	retrospective	Retained earnings (deficit) with a corresponding
Financial Assets	presentation, and disclosure of	method, except for	decrease of $12, net of tax, to AOCI to recognize
and Financial	financial instruments, including	certain provisions	the unrealized gain associated with Equity
Liabilities	requiring:	that were required to	securities. The provisions that required
	• Equity investments (except	be applied using the	prospective adoption had no effect on the
	those consolidated or accounted	prospective method.	Company's financial condition, results of
	for under the equity method) to		operations, or cash flows. Under previous
	be measured at fair value with		guidance, prior to January 1, 2018, Equity
	changes in fair value recognized		securities were classified as available for sale
	in net income.		with changes in fair value recognized in Other
	• Elimination of the disclosure		comprehensive income.
of methods and significant
assumptions used to estimate the
fair value for financial
instruments measured at
amortized cost.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		Effective date and	Effect on the financial statements or other
Standard	Description of Requirements	method of adoption	significant matters
ASU 2014-09,	This standard, issued in May	January 1, 2018	The adoption had no impact on revenue
Revenue from	2014, requires an entity to	using the modified	recognition. However, the adoption resulted in a
Contracts with	recognize revenue to depict the	retrospective	$95 increase in Other assets to capitalize costs to
Customers	transfer of promised goods or	method.	obtain and fulfill certain financial services
	services to customers in an		contracts. This adjustment was offset by a related
	amount that reflects the		$19 increase in deferred tax liabilities, resulting
	consideration to which the entity		in a net $76 increase to Retained earnings
	expects to be entitled in		(deficit) on the Consolidated Balance Sheet as of
	exchange for those goods or		January 1, 2018. In addition, disclosures have
	services. Revenue is recognized		been updated to reflect accounting policy
	when, or as, the entity satisfies a		changes made as a result of the implementation
	performance obligation under the		of ASU 2014-09. (See the Significant Accounting
	contract. ASU 2014-09 also		Policies section.)
updated the accounting for
	certain costs associated with		Comparative information has not been adjusted
	obtaining and fulfilling contracts		and continues to be reported under previous
	with customers and requires		revenue recognition guidance. As of December
	disclosures regarding the nature,		31, 2018, the adoption of ASU 2014-09 resulted
	amount, timing and uncertainty		in a $105 increase in Other assets, reduced by a
	of revenue and cash flows arising		related $22 decrease in Deferred income taxes,
	from contracts with customers. In		resulting in a net $83 increase to Retained
	addition, the FASB issued		earnings (deficit) on the Consolidated Balance
	various amendments during 2016		Sheet. For the year ended December 31, 2018 ,
	to clarify the provisions and		the adoption resulted in a $3 increase in
	implementation guidance of ASU		Operating expenses on the Consolidated
	2014-09. Revenue recognition		Statement of Operations and had no impact on
	for insurance contracts and		Net cash provided by operating activities.
financial instruments is explicitly
scoped out of the guidance.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Future Adoption of Accounting Pronouncements

Long-Duration Contracts

In August 2018, the FASB issued ASU 2018-12, "Financial Services - Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts" ("ASU 2018-12"), which changes the measurement and disclosures of insurance liabilities and deferred acquisition costs for long-duration contracts issued by insurers. In November 2019, the FASB issued ASU 2019-09 to amend the effective date of ASU 2018-12 for public business entities that are required to file with the SEC to fiscal years beginning after December 15, 2021, including interim periods, with early adoption permitted. The Company is currently in the process of evaluating the provisions of ASU 2018-12. While it is not possible to estimate the expected impact of adoption at this time, the Company believes there is a reasonable possibility that implementation of ASU 2018-12 may result in a significant impact on Shareholders’ equity and future earnings patterns.

In addition to requiring significantly expanded interim and annual disclosures regarding long-duration insurance contract assets and liabilities, ASU 2018-12's provisions include modifications to the accounting for such contracts in the following areas:

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effect on the financial
ASU 2018-12			statements or other significant
Subject Area	Description of Requirements	Transition Provisions	matters
Assumptions used	Requires insurers to review and, if necessary,	Initial adoption is required	The application of periodic
to measure the	update cash flow assumptions at least	to be reported using either a	assumption updates for
liability for future	annually.	full retrospective or	nonparticipating traditional and
policy benefits for		modified retrospective	limited payment insurance
nonparticipating	The effect of updating cash flow assumptions	approach. Under either	contracts is significantly different
traditional and	will be measured on a retrospective catch-up	method, upon adoption the	from the current accounting
limited payment	basis and presented in the Statement of	liability for future policy	approach for such liabilities,
insurance contracts	operations in the period in which the update is	benefits will be remeasured	which is based on assumptions
	made.	using current discount rates	that are locked in at contract
		as of the beginning of the	inception unless a premium
	The rate used to discount the liability for	earliest period presented	deficiency occurs. Under the
	future policy benefits will be required to be	with the impact recorded as	current accounting guidance, the
	updated quarterly, with related changes in the	a cumulative effect	liability discount rate is based on
	liability recorded in Accumulated other	adjustment to AOCI.	expected yields on the underlying
	comprehensive income. The discount rate will		investment portfolio held by the
	be based on an upper-medium grade fixed-		insurer.
income corporate instrument yield reflecting
	the duration characteristics of the relevant		The implications of these
	liabilities.		requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Measurement of	Creates a new category of benefit features	Full retrospective	Under the current accounting
market risk	called market risk benefits, defined as features	application is required.	guidance, certain features that are
benefits	that protect contract holders from capital	Upon adoption, any	expected to meet the definition of
	market risk and expose the insurers to that	difference between the fair	market risk benefits are accounted
	risk. Market risk benefits will be required to	value and pre-adoption	for as either insurance liabilities
	be measured at fair value, with changes in fair	carrying value of market	or embedded derivatives.
	value recognized in the Statement of	risk benefits not currently
	operations, except for changes in fair value	measured at fair value will	The implications of these
	attributable to changes in the instrument-	be recorded to retained	requirements and related potential
	specific credit risk, which will be recorded in	earnings. In addition, the	financial statement impacts are
	Accumulated other comprehensive income.	cumulative effect of	currently being evaluated.
changes in instrument-
specific credit risk will be
reclassified from retained
earnings to AOCI.

Amortization of	Requires DAC (and other balances that refer	Initial adoption is required	This approach is intended to
DAC and other	to the DAC model, such as deferred sales	to be reported using either a	approximate straight-line
balances	inducement costs and unearned revenue	full retrospective or	amortization and cannot be based
	liabilities) for all long-duration contracts to be	modified retrospective	on revenue or profits as it is under
	measured on a constant level basis over the	approach. The method of	the current accounting model.
	expected life of the contract.	transition applied for DAC	Related amounts in AOCI will be
		and other balances must be	eliminated upon adoption. ASU
		consistent with the	2018-12 did not change the
		transition method selected	existing accounting guidance
		for future policy benefit	related to VOBA and net cost of
		liabilities, as described	reinsurance, which allows, but
		above.	does not require, insurers to
amortize such balances on a basis
consistent with DAC.

The implications of these
requirements, including transition
options, and related potential
financial statement impacts are
currently being evaluated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table provides a description of future adoptions of other new accounting standards that may have an impact on the Company's financial statements when adopted:

Effect on the financial
		Effective date and	statements or other
Standard	Description of Requirements	transition provisions	significant matters
ASU 2018-15,	This standard, issued in August 2018, requires a	January 1, 2020 with early	The Company intends to
Implementation	customer in a hosting arrangement that is a	adoption permitted. Initial	adopt ASU 2018-15 as of
costs in a cloud	service contract to follow the guidance for	adoption of ASU 2018-15	January 1, 2020 on a
computing	internal-use software projects to determine	may be reported either on	prospective basis. The
arrangement	which implementation costs to capitalize as an	a prospective or	Company does not expect
that is a service	asset. Capitalized implementation costs are	retrospective basis.	ASU 2018-15 to have a
contract	required to be expensed over the term of the		material impact on the
	hosting arrangement. In addition, a customer is		Company's financial
	required to apply the impairment and		condition, results of
	abandonment guidance for long-lived assets to		operations, or cash flows.
the capitalized implementation costs. Balances
related to capitalized implementation costs must
be presented in the same financial statement line
items as other hosting arrangement balances, and
additional disclosures are required.

ASU 2018-14,	This standard, issued in August 2018, eliminates	January 1, 2021 with early	The Company is currently
Changes to the	certain disclosure requirements that are no	adoption permitted. Initial	in the process of
Disclosure	longer considered cost beneficial and requires	adoption of ASU 2018-14	determining the impact of
Requirements	new disclosures that are considered relevant.	is required to be reported	adoption of the provisions
for Defined		on a retrospective basis for	of ASU 2018-14.
Benefit Plans		all periods presented.

ASU 2018-13,	This standard, issued in August 2018, simplifies	January 1, 2020 with early	The Company is currently
Changes to the	certain disclosure requirements for fair value	adoption permitted. The	in the process of
Disclosure	measurement.	transition method varies	determining the impact of
Requirements		by provision.	adoption of the provisions
for Fair Value			of ASU 2018-13.
Measurement

ASU 2016-13,	This standard, issued in June 2016:	January 1, 2020, including	The Company believes the
Measurement of	• Introduces a new current expected credit loss	interim period, with early	adoption of this guidance
Credit Losses	("CECL") model to measure impairment on	adoption permitted. Initial	will not have a material
on Financial	certain types of financial instruments,	adoption of ASU 2016-13	impact on the Company’s
Instruments	• Requires an entity to estimate lifetime expected	is required to be reported	financial condition, results
	credit losses, under the new CECL model, based	on a modified	of operations or cash flows.
	on relevant information about historical events,	retrospective basis, with a	The CECL requirements
	current conditions, and reasonable and	cumulative-effect	apply to financial assets
	supportable forecasts,	adjustment to retained	held at amortized cost, the
	• Modifies the impairment model for available-	earnings as of the	most significant of which,
	for-sale debt securities, and	beginning of the year of	for the Company, are
	• Provides a simplified accounting model for	adoption, except for	mortgage loans and
	purchased financial assets with credit	certain provisions that are	reinsurance recoverable
	deterioration since their origination.	required to be applied	balances. Implementation
		prospectively.	efforts currently in progress
	In addition, the FASB issued various		include the finalization of
	amendments during 2018 and 2019 to clarify the		CECL models and
	provisions of ASU 2016-13.		continuing analysis of
model output, as well as
development of related
processes, controls, and
disclosures.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

2. Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2019:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 565	$ 129	$ 3	$ —	$ 691	$ —
U.S. Government agencies and
authorities	19	—	—	—	19	—
State, municipalities and political
subdivisions	747	68	—	—	815	—
U.S. corporate public securities	7,103	941	13	—	8,031	—
U.S. corporate private securities	3,776	306	16	—	4,066	—
Foreign corporate public securities and
foreign governments(1)	2,417	265	3	—	2,679	—
Foreign corporate private securities(1)	3,171	205	1	—	3,375	—
Residential mortgage-backed securities	3,685	125	11	11	3,810	2
Commercial mortgage-backed
securities	2,381	122	3	—	2,500	—
Other asset-backed securities	1,472	15	13	—	1,474	1
Total fixed maturities, including
securities pledged	25,336	2,176	63	11	27,460	3
Less: Securities pledged	749	85	6	—	828	—
Total fixed maturities	$ 24,587	$ 2,091	$ 57	$ 11	$ 26,632	$ 3

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $194 of net unrealized gains on impaired available-for-sale securities.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2018:

		Gross	Gross
		Unrealized	Unrealized
	Amortized Cost	Capital Gains	Capital Losses	Derivatives Embedded(2)	Value Fair	OTTI(3)(4)
Fixed maturities:
U.S. Treasuries	$ 651	$ 87	$ —	$ —	$ 738	$ —
U.S. Government agencies and
authorities	—	—	—	—	—	—
State, municipalities and political
subdivisions	754	18	8	—	764	—
U.S. corporate public securities	7,908	288	181	—	8,015	—
U.S. corporate private securities	3,686	73	106	—	3,653	—
Foreign corporate public securities and
foreign governments(1)	2,551	69	80	—	2,540	—
Foreign corporate private securities(1)	3,235	37	97	—	3,175	—
Residential mortgage-backed securities	2,966	93	32	9	3,036	3
Commercial mortgage-backed
securities	1,917	16	28	—	1,905	—
Other asset-backed securities	1,230	6	28	—	1,208	2
Total fixed maturities, including
securities pledged	24,898	687	560	9	25,034	5
Less: Securities pledged	867	45	30	—	882	—
Total fixed maturities	$ 24,031	$ 642	$ 530	$ 9	$ 24,152	$ 5

(1) Primarily U.S. dollar denominated.

(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) Represents OTTI reported as a component of Other comprehensive income (loss).

(4) Amount excludes $137 of net unrealized gains on impaired available-for-sale securities.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2019, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$ 607	$ 615
After one year through five years	3,564	3,728
After five years through ten years	5,672	6,108
After ten years	7,955	9,225
Mortgage-backed securities	6,066	6,310
Other asset-backed securities	1,472	1,474
Fixed maturities, including securities pledged	$ 25,336	$ 27,460

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2019 and 2018, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables present the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Capital Gains	Capital Losses	Fair Value
December 31, 2019
Communications	$ 1,002	$ 156	$ —	$ 1,158
Financial	2,650	302	—	2,952
Industrial and other companies	7,053	667	11	7,709
Energy	1,675	185	18	1,842
Utilities	2,913	294	1	3,206
Transportation	856	78	2	932
Total	$ 16,149	$ 1,682	$ 32	$ 17,799

December 31, 2018
Communications	$ 1,139	$ 55	$ 21	$ 1,173
Financial	2,707	101	47	2,761
Industrial and other companies	7,604	152	214	7,542
Energy	1,884	55	81	1,858
Utilities	2,974	80	74	2,980
Transportation	729	14	17	726
Total	$ 17,037	$ 457	$ 454	$ 17,040

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2019 and 2018, approximately 48.4% and 52.5%, respectively, of the Company's CMO holdings, were invested in the above mentioned types of CMOs such as interest-only or principal-only strips, that are subject to more prepayment and extension risk than traditional CMOs.

Public corporate fixed maturity securities are distinguished from private corporate fixed maturity securities based upon the manner in which they are transacted. Public corporate fixed maturity securities are issued initially through market intermediaries on a registered basis or pursuant to Rule 144A under the Securities Act of 1933 (the "Securities Act") and are traded on the secondary market through brokers acting as principal. Private corporate fixed maturity securities are originally issued by borrowers directly to investors pursuant to Section 4(a)(2) of the Securities Act, and are traded in the secondary market directly with counterparties, either without the participation of a broker or in agency transactions.

Repurchase Agreements

As of December 31, 2019 and 2018, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securities Lending

As of December 31, 2019 and 2018, the fair value of loaned securities was $715 and $759, respectively, and is included in Securities pledged on the Consolidated Balance Sheets.

If cash is received as collateral, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. As of December 31, 2019 and 2018, cash collateral retained by the lending agent and invested in short-term liquid assets on the Company's behalf was $650 and $719, respectively, and is recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2019 and 2018, liabilities to return collateral of $650 and $719, respectively, are included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

The Company accepts non-cash collateral in the form of securities. The securities retained as collateral by the lending agent may not be sold or re-pledged, except in the event of default, and are not reflected on the Company’s Consolidated Balance Sheets. This collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. As of December 31, 2019 and 2018, the fair value of securities retained as collateral by the lending agent on the Company’s behalf was $91 and $67, respectively.

The following table presents borrowings under securities lending transactions by asset class pledged for the dates indicated:

	December 31, 2019(1)(2)	December 31, 2018(1)(2)
U.S. Treasuries	$ 109	$ 92
U.S. corporate public securities	447	523
Foreign corporate public securities and foreign governments	185	170
Equity Securities	—	1
Payables under securities loan agreements	$ 741	$ 786

(1) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include cash collateral of $650 and $719, respectively. (2) As of December 31, 2019 and December 31, 2018, borrowings under securities lending transactions include non-cash collateral of $91 and $67, respectively.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the investments in VIEs was $738 and $583 as of December 31, 2019 and 2018, respectively; these investments are included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS that are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2019:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ 68	$ 3 $	12	$ — * $	80	$ 3
U.S. Government, agencies
and authorities	18	— *	—	—	18	— *
State, municipalities and
political subdivisions	21	— *	—	—	21	— *
U.S. corporate public
securities	97	3	131	10	228	13
U.S. corporate private
securities	75	— *	134	16	209	16
Foreign corporate public
securities and foreign
governments	6	— *	53	3	59	3
Foreign corporate private
securities	21	— *	56	1	77	1
Residential mortgage-
backed	535	6	139	5	674	11
Commercial mortgage-
backed	331	3	18	— *	349	3
Other asset-backed	217	2	500	11	717	13
Total	$ 1,389	$ 17 $	1,043	$ 46 $	2,432	$ 63
Total number of securities in
an unrealized loss position		289		278		567
*Less than $1.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2018:

			More Than Twelve
	Twelve Months or Less		Months Below
	Below Amortized Cost		Amortized Cost			Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Capital Losses	Value	Capital Losses	Value	Capital Losses
U.S. Treasuries	$ —	$ —	$ 15	$ —	$ 15	$ — *
State, municipalities and
political subdivisions	191	3	88	5	279	8
U.S. corporate public
securities	3,060	131	535	50	3,595	181
U.S. corporate private
securities	1,502	40	579	66	2,081	106
Foreign corporate public
securities and foreign
governments	1,159	54	169	26	1,328	80
Foreign corporate private
securities	1,504	77	221	20	1,725	97
Residential mortgage-
backed	560	11	412	21	972	32
Commercial mortgage-
backed	865	16	312	12	1,177	28
Other asset-backed	892	27	61	1	953	28
Total	$ 9,733	$ 359	$ 2,392	$ 201	$ 12,125	$ 560
Total number of securities in
an unrealized loss position		1,894		550		2,444
*Less than $1.

Based on the Company's quarterly evaluation of its securities in a unrealized loss position, described below, the Company concluded that these securities were not other-than-temporarily impaired as of December 31, 2019. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

On a quarterly basis, the Company evaluates its available-for-sale investment portfolio to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. All available-for-sale securities with fair values less than amortized cost are included in the Company’s evaluation. Generally, for non-structured securities, management considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same consideration utilized in its overall impairment evaluation process, which incorporates available information and the Company’s best estimate of scenario based outcomes regarding the specific security and issuer. The Company also considers quality and amount of any credit enhancement; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions. For structured securities, such as non-agency RMBS, CMBS, and ABS, the Company evaluates other-than-temporary impairments based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios, reflecting current home prices of the underlying collateral, forecasted loss severity, the payment priority in the tranche and any credit enhancement within the structure. In assessing credit impairment, the Company performs discounted cash flow analysis comparing the current amortized cost of a security to the present value of the expected future cash flows, including estimated defaults, and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to the impairment.

See the Business, Basis of Presentation and Significant Accounting Policies Note for the policy used to evaluate whether the investments are other-than-temporarily impaired.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Gross unrealized capital losses on fixed maturities, including securities pledged, decreased $497 from $560 to $63 for the year ended December 31, 2019. The decrease in gross unrealized capital losses was primarily due to declining interest rates and tightening credit spreads.

At December 31, 2019, $7 of the total $63 of gross unrealized losses were from 5 available-for-sale fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for 12 months or greater.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

The following table identifies the Company's impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

			Year Ended December 31,
	2019		2018		2017
		No. of		No. of		No. of
	Impairment	Securities	Impairment	Securities	Impairment	Securities
State municipalities, and
political subdivisions	$ — *	6	$ —	—	$ —	—
U.S. corporate public securities	11	25	6	2	— *	3
U.S. corporate private
securities	1	16	—	—	—	—
Foreign corporate public
securities and foreign
governments(1)	3	15	2	3	2	3
Foreign corporate private
securities(1)	18	11	9	1	9	2
Residential mortgage-backed	4	71	3	58	1	17
Commercial mortgage-backed	— *	18	— *	1	— *	1
Other asset-backed	3	73	— *	1	—	—
Total	$ 40	235	$ 20	66	$ 12	26
Credit Impairments	$ 20		$ 14		$ 12
Intent Impairments	$ 20		$ 6		$ —
(1) Primarily U.S. dollar denominated.
*Less than $1.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Balance at January 1	$ 5	$ 16	$ 9
Additional credit impairments:
On securities not previously impaired	—	—	9
On securities previously impaired	—	1	—
Reductions:
Securities intent impaired	—	12	—
Increase in cash flows	—	—	—
Securities sold, matured, prepaid or paid down	1	—	2
Balance at December 31	$ 4	$ 5	$ 16

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2019, the Company had one new commercial mortgage loan troubled debt restructuring with a pre-modification carrying value of $2 and post-modification carrying value of $1. For year ended December 31, 2019, the Company had one new private placement troubled debt restructuring with a pre-modification cost basis of $74 and post-modification carrying value of $38. As of December 31, 2018, the Company did not have any new commercial mortgage loan troubled debt restructuring and had no private placement troubled debt restructuring.

As of December 31, 2019 and 2018, the Company did not have any private placements modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2019, the company had one commercial mortgage loan modified in a troubled debt restructuring with a subsequent payment default. As of December 31, 2018, the Company did not have any commercial mortgage loans modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2019			December 31, 2018
		Non			Non
	Impaired	Impaired	Total	Impaired	Impaired	Total
Commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,915	$ 4,919
Collective valuation allowance for losses	—	—	—	N/A	(1)	(1)
Total net commercial mortgage loans	$ 4	$ 4,660	$ 4,664	$ 4	$ 4,914	$ 4,918
N/A - Not Applicable

There were two impairments taken of $3 on the mortgage loan portfolio for the year ended December 31, 2019. There were no impairments taken on the mortgage loan portfolio for the year ended December 31, 2018.

The following table summarizes the activity in the allowance for losses for commercial mortgage loans for the periods indicated:

	December 31, 2019	December 31, 2018
Collective valuation allowance for losses, balance at January 1	$ 1	$ 1
Addition to (reduction of) allowance for losses	(1)	—
Collective valuation allowance for losses, end of period	$ —	$ 1

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2019	December 31, 2018
Impaired loans without allowances for losses	$ 4	$ 4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$ 4	$ 4
Unpaid principal balance of impaired loans	$ 5	$ 5

As of December 31, 2019 and 2018, the Company did not have any impaired loans with allowances for losses.

Commercial loans are placed on non-accrual status when 90 days in arrears if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended.

As of December 31, 2019 and 2018, the Company had no loan greater than 60 days in arrears and there were no mortgage loans in the Company's portfolio in process of foreclosure. The Company foreclosed on two loans during the year ended December 31, 2019 with a carrying value of $6.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Impaired loans, average investment during the period (amortized cost)(1)	$ 9 $		4 $		4
Interest income recognized on impaired loans, on an accrual basis(1)		1	—		—
Interest income recognized on impaired loans, on a cash basis(1)		1	—		—
Interest income recognized on troubled debt restructured loans, on an
accrual basis		—	—		—
(1) Includes amounts for Troubled debt restructured loans.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the LTV and DSC ratios as of the dates indicated:
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2019 (1)

Loan-to-Value Ratios:
0% - 50%	$ 359 $	12 $	9 $	—	$ —	$ 380	8.1%
>50% - 60%	1,090	45	10	28	—	1,173	25.2%
>60% - 70%	1,774	432	253	93	—	2,552	54.7%
>70% - 80%	282	84	74	69	—	509	10.9%
>80% and above	30	14	—	6	—	50	1.1%
Total	$ 3,535 $	587 $	346 $	196	$ —	$ 4,664	100.0%

(1) Balances do not include collective valuation allowance for losses.
			Recorded Investment
			Debt Service Coverage Ratios
					Commercial
					mortgage
					loans secured
					by land or
		>1.25x -	>1.0x -		construction		% of
	> 1.5x	1.5x	1.25x	< 1.0x	loans	Total	Total
December 31, 2018 (1)

Loan-to-Value Ratios:
0% - 50%	$ 284 $	24 $	23 $	—	$ —	$ 331	6.7%
>50% - 60%	1,133	40	11	—	—	1,184	24.1%
>60% - 70%	2,070	328	503	34	26	2,961	60.2%
>70% - 80%	213	87	66	19	4	389	7.9%
>80% and above	18	5	10	—	21	54	1.1%
Total	$ 3,718 $	484 $	613 $	53	$ 51	$ 4,919	100.0%
(1) Balances do not include collective valuation allowance for losses.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$ 944	20.2%	$ 994	20.2%
South Atlantic	966	20.7%	1,011	20.5%
Middle Atlantic	1,019	21.9%	1,039	21.2%
West South Central	537	11.5%	566	11.5%
Mountain	442	9.5%	458	9.3%
East North Central	383	8.2%	465	9.5%
New England	84	1.8%	75	1.5%
West North Central	212	4.5%	258	5.2%
East South Central	77	1.7%	53	1.1%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

	December 31, 2019		December 31, 2018
	Gross	% of	Gross	% of
	Carrying Value	Total	Carrying Value	Total
Commercial Mortgage Loans by Property Type:
Retail	$ 1,198	25.7%	$ 1,335	27.2%
Industrial	1,216	26.2%	1,323	26.9%
Apartments	1,185	25.4%	1,104	22.4%
Office	697	14.9%	791	16.1%
Hotel/Motel	127	2.7%	111	2.3%
Mixed Use	44	0.9%	46	0.9%
Other	197	4.2%	209	4.2%
Total Commercial mortgage loans	$ 4,664	100.0%	$ 4,919	100.0%

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Investment Income

The following table summarizes Net investment income for the periods indicated:
	Year Ended December 31,
2019		2018	2017
Fixed maturities	$ 1,432	$ 1,363	$ 1,302
Equity securities	6	5	4
Mortgage loans on real estate	224	220	211
Policy loans	7	9	10
Short-term investments and cash equivalents	3	3	1
Other	91	95	60
Gross investment income	1,763	1,695	1,588
Less: investment expenses	74	72	68
Net investment income	$ 1,689	$ 1,623	$ 1,520

As of December 31, 2019 and 2018, the Company had $0 and $1, respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net realized capital gains (losses) also include changes in fair value of equity securities.The cost of the investments on disposal is generally determined based on first-in-first-out ("FIFO") methodology.

Net realized capital gains (losses) were as follows for the periods indicated:
		Year Ended December 31,
	2019	2018	2017
Fixed maturities, available-for-sale, including securities pledged	$ 11	$ (69)	$ (29)
Fixed maturities, at fair value option	(47)	(227)	(226)
Equity securities	(16)	(4)	—
Derivatives	(82)	(36)	9
Embedded derivatives - fixed maturities	2	(4)	(5)
Guaranteed benefit derivatives	(11)	94	55
Other investments	(1)	4	(4)
Net realized capital gains (losses)	$ (144)	$ (242)	$ (200)

For the years ended December 31, 2019 and 2018, the change in fair value of equity securities still held as of December 31, 2019 and 2018 was $(16) and $(4), respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities, available-for-sale, and equity securities and the related gross realized gains and losses, before tax were as follows for the periods indicated:

		Year Ended December 31,
	2019		2018	2017
Proceeds on sales	$ 2,418		$ 2,498	$ 2,916
Gross gains		30	14		30
Gross losses		25	50		39

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

3. Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company utilizes currency forward contracts to hedge currency exposure related to invested assets. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses equity options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Managed custody guarantees ("MCGs"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/ spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and equity market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2019			December 31, 2018
	Notional	Asset	Liability	Notional	Asset	Liability
	Amount	Fair Value	Fair Value	Amount	Fair Value	Fair Value

accounting Derivatives:(1) Qualifying for hedge
Cash flow hedges:
Interest rate contracts	$ 23	$ —	$ —	$ 35	$ —	$ —
Foreign exchange contracts	652	10	18	620	10	20
Derivatives: Non-qualifying for
hedge accounting(1)
Interest rate contracts	18,640	210	261	19,280	117	76
Foreign exchange contracts	54	—	1	12	—	—
Equity contracts	63	4	3	98	1	1
Credit contracts	182	—	2	201	—	2
Embedded derivatives and Managed
custody guarantees:
Within fixed maturity investments	N/A	11	—	N/A	9	—
Within products	N/A	—	33	N/A	—	15
Within reinsurance agreements	N/A	—	23	N/A	—	(80)
Total		$ 235	$ 341		$ 137	$ 34

(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. N/A - Not Applicable

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2019 and 2018. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being "highly effective" as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts are presented in the tables below as of the dates indicated:

		December 31, 2019
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 182	$ —	$ 2
Equity contracts	63	4	3
Foreign exchange contracts	706	10	19
Interest rate contracts	17,621	210	261
		224	285
Counterparty netting(1)		(217)	(217)
Cash collateral netting(1)		(6)	(58)
Securities collateral netting(1)		—	(5)
Net receivables/payables		$ 1	$ 5

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

		December 31, 2018
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$ 201	$ —	$ 2
Equity contracts	98	1	1
Foreign exchange contracts	632	10	20
Interest rate contracts	17,478	117	76
		128	99
Counterparty netting(1)		(88)	(88)
Cash collateral netting(1)		(37)	(2)
Securities collateral netting(1)		—	(9)
Net receivables/payables		$ 3	$ —

(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2019, the Company held $7 and delivered $55 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2018, the Company held $17 and $21 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2019, the Company delivered $113 of securities and held no securities as collateral. As of December 31, 2018, the Company delivered $123 of securities and held no securities as collateral.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income are as follows for the period indicated:

Foreign Exchange
	Interest Rate Contracts	Contracts
Derivatives: Qualifying for hedge accounting
Location of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income into Income	Net Investment Income	Net Investment Income
Year Ended December 31, 2019
Amount of Gain or (Loss) Recognized in Other Comprehensive
Income	$ 2	$ —
Amount of Gain or (Loss) Reclassified from Accumulated Other
Comprehensive Income	—	10

The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting are as follows for the period indicated:

	Year Ended December 31,
	2019
		Other net
		realized
	Net	capital
	Investment	gains/
	Income	(losses)
Total amounts of line items presented in the statement of operations in which the effects
of cash flow hedges are recorded	$ 1,689 $	(101)
Derivatives: Qualifying for hedge accounting
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from accumulated other comprehensive income into income	10	—

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The location and effect of derivatives not designated as hedging instruments on the Consolidated Statements of Operations are as follows for the periods indicated:

	Location of Gain or (Loss)	Year Ended December 31,
	Recognized in Income on Derivative	2019	2018	2017
Derivatives: Non-qualifying for
hedge accounting
Interest rate contracts	Other net realized capital gains (losses)	$ (85) $	(44)	$ (7)
Foreign exchange contracts	Other net realized capital gains (losses)	1	1	(3)
Equity contracts	Other net realized capital gains (losses)	1	—	1
Credit contracts	Other net realized capital gains (losses)	1	(1)	5
Embedded derivatives and
Managed custody guarantees:
Within fixed maturity investments	Other net realized capital gains (losses)	2	(4)	(5)
Within products	Other net realized capital gains (losses)	(11)	94	55
Within reinsurance agreements	Policyholder benefits	(102)	58	(22)
Total		$ (193) $	104	$ 24

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

4. Fair Value Measurements

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 536	$ 155	$ —	$ 691
U.S. Government agencies and authorities	—	19	—	19
State, municipalities and political subdivisions	—	815	—	815
U.S. corporate public securities	—	7,984	47	8,031
U.S. corporate private securities	—	3,064	1,002	4,066
Foreign corporate public securities and foreign
governments(1)	—	2,679	—	2,679
Foreign corporate private securities (1)	—	3,185	190	3,375
Residential mortgage-backed securities	—	3,794	16	3,810
Commercial mortgage-backed securities	—	2,500	—	2,500
Other asset-backed securities	—	1,426	48	1,474
Total fixed maturities, including securities pledged	536	25,621	1,303	27,460
Equity securities	17	—	63	80
Derivatives:
Interest rate contracts	1	209	—	210
Foreign exchange contracts	—	10	—	10
Equity contracts	—	4	—	4
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,429	—	—	1,429
Assets held in separate accounts	72,448	6,150	115	78,713
Total assets	$ 74,431	$ 31,994	$ 1,481	$ 107,906
Percentage of Level to total	69%	30%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	22	22
Other derivatives:
Interest rate contracts	—	261	—	261
Foreign exchange contracts	—	19	—	19
Equity contracts	—	3	—	3
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	23	—	23
Total liabilities	$ —	$ 308	$ 33	$ 341
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2018:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$ 679	$ 59	$ —	$ 738
U.S. Government agencies and authorities	—	—	—	—
State, municipalities and political subdivisions	—	764	—	764
U.S. corporate public securities	—	7,987	28	8,015
U.S. corporate private securities	—	2,882	771	3,653
Foreign corporate public securities and foreign
governments(1)	—	2,540	—	2,540
Foreign corporate private securities (1)	—	3,051	124	3,175
Residential mortgage-backed securities	—	3,026	10	3,036
Commercial mortgage-backed securities	—	1,893	12	1,905
Other asset-backed securities	—	1,114	94	1,208
Total fixed maturities, including securities pledged	679	23,316	1,039	25,034
Equity securities, available-for-sale	7	—	50	57
Derivatives:
Interest rate contracts	—	117	—	117
Foreign exchange contracts	—	10	—	10
Equity contracts	—	1	—	1
Cash and cash equivalents, short-term investments and short-
term investments under securities loan agreements	1,207	—	—	1,207
Assets held in separate accounts	61,457	5,805	61	67,323
Total assets	$ 63,350	$ 29,249	$ 1,150	$ 93,749
Percentage of Level to total	68%	31%	1%	100%
Liabilities:
Derivatives:
Guaranteed benefit derivatives:
FIA	$ —	$ —	$ 11	$ 11
Stabilizer and MCGs	—	—	4	4
Other derivatives:
Interest rate contracts	—	76	—	76
Foreign exchange contracts	—	20	—	20
Equity contracts	—	1	—	1
Credit contracts	—	2	—	2
Embedded derivative on reinsurance	—	(80)	—	(80)
Total liabilities	$ —	$ 19	$ 15	$ 34
(1) Primarily U.S. dollar denominated.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2.

Guaranteed benefit derivatives: The index-crediting feature in the Company's FIA contract is an embedded derivative that is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. The fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2019 and 2018. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2019
		Total
		Realized/
		Unrealized									Change in
		Gains (Losses)									Unrealized
	Fair	Included in:								Fair Value	Gains
	Value							Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 28	$ —	$ 3	$ —	$ — $	—	$ (7)	$ 23	$ —	$ 47	$ —
U.S. Corporate private securities	771	(1)	62	246	—	(14)	(61)	8	(9)	1,002	(1)
Foreign corporate private securities(1)	124	(17)	31	108	—	(56)	—	—	—	190	1
Residential mortgage-backed securities	10	(3)	—	9	—	—	—	—	—	16	(4)
Commercial mortgage-backed securities	12	—	—	—	—	—	—	—	(12)	—	—
Other asset-backed securities	94	—	—	—	—	—	(2)	—	(44)	48	—
Total fixed maturities, including securities pledged	1,039	(21)	96	363	—	(70)	(70)	31	(65)	1,303	(4)
Equity securities	50	(16)	—	29	—	—	—	—	—	63	(16)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(4)	(16)	—	—	(2)	—	—	—	—	(22)	—
FIA(2)	(11)	5	—	—	(5)	—	—	—	—	(11)	—
Assets held in separate accounts(5)	61	4	—	79	—	(2)	—	3	(30)	115	—

(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

					Year Ended December 31, 2018
		Total
		Realized/									Change in
		Unrealized									Unrealized
	Fair	Gains (Losses)								Fair Value	Gains
	Value	Included in:						Transfers	Transfers	as of	(Losses)
	as of	Net						into	out of	December	Included in
	January 1 Income		OCI	Purchases	Issuances	Sales	Settlements	Level 3(3)	Level 3(3)	31	Earnings(4)
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$ 26	$ —	$ —	$ 22	$ — $	(5)	$ —	$ —	$ (15)	$ 28	$ —
U.S. Corporate private securities	642	—	(31)	184	—	(4)	(32)	20	(8)	771	—
Foreign corporate private securities(1)	92	(9)	14	93	—	(56)	(10)	—	—	124	(9)
Residential mortgage-backed securities	21	(5)	—	41	—	(40)	—	—	(7)	10	(5)
Commercial mortgage-backed securities	7	—	—	13	—	—	(1)	—	(7)	12	—
Other asset-backed securities	43	—	(2)	56	—	—	(4)	22	(21)	94	—
Total fixed maturities, including securities pledged	831	(14)	(19)	409	—	(105)	(47)	42	(58)	1,039	(14)
Equity securities, available-for-sale	50	(4)	—	4	—	—	—	—	—	50	(4)
Derivatives:
Guaranteed benefit derivatives:
Stabilizer and MCGs(2)	(97)	96	—	—	(3)	—	—	—	—	(4)	—
FIA(2)	(20)	(2)	—	—	2	—	9	—	—	(11)	—
Assets held in separate accounts(5)	11	—	—	67	—	(6)	—	—	(11)	61	—
(1) Primarily U.S. dollar denominated.

(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.

(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income (loss) for the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2019 and 2018, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, including securities pledged	$ 27,460	$ 27,460	$ 25,034	$ 25,034
Equity securities	80	80	57	57
Mortgage loans on real estate	4,664	4,912	4,918	4,983
Policy loans	205	205	210	210
Cash and cash equivalents, short-term investments and
short-term investments under securities loan agreements	1,429	1,429	1,207	1,207
Derivatives	224	224	128	128
Short-term loan to affiliate	69	69	—	—
Other investments	43	43	40	40
Assets held in separate accounts	78,713	78,713	67,323	67,323
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and
deferred annuities(1)	26,337	32,697	26,068	29,108
Funding agreements with fixed maturities	877	876	658	652
Supplementary contracts, immediate annuities and
other	312	384	333	354
Deposit liabilities	76	152	77	122
Derivatives:
Guaranteed benefit derivatives:
FIA	11	11	11	11
Stabilizer and MCGs	22	22	4	4
Other derivatives	285	285	99	99
Short-term debt(2)	1	1	1	1
Long-term debt(2)	4	4	4	4
Embedded derivatives on reinsurance	23	23	(80)	(80)

(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Guaranteed benefit derivatives section of the table above.

(2)	Included in Other Liabilities on the Consolidated Balance Sheets.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Deposit liabilities	Level 3
Short-term debt and Long-term debt	Level 2

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

5.	Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:
		DAC	VOBA		Total
Balance at January 1, 2017		$ 477	$ 537	$ 1,014
	Deferrals of commissions and expenses	75	5		80
	Amortization:
	Amortization, excluding unlocking	(76)	(83)		(159)
	Unlocking (1)	(61)	(93)		(154)
	Interest accrued	37	43	(2)	80
	Net amortization included in the Consolidated Statements of Operations	(100)	(133)		(233)
	Change in unrealized capital gains/losses on available-for-sale securities	(67)	(42)		(109)
Balance as of December 31, 2017		385	367		752
	Deferrals of commissions and expenses	55	6		61
	Amortization:
	Amortization, excluding unlocking	(75)	(72)		(147)
	Unlocking (1)	(26)	13		(13)
	Interest accrued	35	39	(2)	74
	Net amortization included in the Consolidated Statements of Operations	(66)	(20)		(86)
	Change in unrealized capital gains/losses on available-for-sale securities	162	198		360
Balance as of December 31, 2018		536	551		1,087
	Deferrals of commissions and expenses	43	6		49
	Amortization:
	Amortization, excluding unlocking	(72)	(66)		(138)
	Unlocking (1)	2	(2)		—
	Interest accrued	35	38	(2)	73
	Net amortization included in the Consolidated Statements of Operations	(35)	(30)		(65)
	Change in unrealized capital gains/losses on available-for-sale securities	(256)	(222)		(478)
Balance as of December 31, 2019		$ 288	$ 305	$ 593

(1) DAC/VOBA unlocking includes the impact of annual review of assumptions which typically occurs in the third quarter; and retrospective and prospective unlocking. Additionally, the 2018 amounts include unfavorable unlocking of DAC and VOBA of $25 and $26 respectively, associated with an update to assumptions related to customer consents of changes to guaranteed minimum interest rate provisions. The 2017 amounts include unfavorable unlocking for DAC and VOBA of $80 and $140, respectively, associated with consent acceptances received from customers and expected future acceptances of customer consents to changes related to guaranteed minimum interest rate provisions of certain retirement plan contracts with fixed investment options.

(2) Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2019, 2018 and 2017.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense, net of interest, during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year		Amount
2020		$ 18
2021			16
2022			14
2023			14
2024			14

6.	Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2019 and 2018, the account value for the separate account contracts with guaranteed minimum benefits was $40.0 billion and $37.9 billion, respectively. The additional liability recognized related to minimum guarantees as of December 31, 2019 and 2018 was $26 and $11, respectively.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2019 and 2018 was $8.2 billion and $8.6 billion, respectively.

7. Reinsurance

As of December 31, 2019, the Company has reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2019, the Company had an agreement with one of its affiliates, Security Life of Denver International ("SLDI"), which is accounted for under the deposit method of accounting. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash. Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners. The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement. As of December 31, 2019 and 2018, the Company had $1.3 billion and $1.4 billion, respectively, related to Reinsurance recoverable from the subsidiary of Lincoln.

Premiums receivable and reinsurance recoverable was comprised of the following as of the dates indicated:

December 31,
	2019	2018
Reserves ceded and claims recoverable	$ 1,304	$ 1,409
Premiums receivable, net	—	—
Total	$ 1,304	$ 1,409

For the years ended December 31, 2019, 2018 and 2017, premiums, net of reinsurance were $31, $41 and $48, respectively.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

8. Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2019, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $396, of which $270 was paid on April 18, 2019 and $126 was paid on May 28, 2019. During the year ended December 31, 2018, VRIAC paid an ordinary dividend in the amount of $126 to its Parent.

On March 27, 2019, VFP paid a $20 dividend to VRIAC, its parent; on June 26, 2019, VFP paid a $20 dividend to VRIAC; on September 27, 2019, VFP paid a $20dividend to VRIAC; and on December 18, 2019, VFP paid a $20 dividend to VRIAC. During the year ended December 31, 2018, VFP paid dividends of $90 to VRIAC.

On May 25, 2018, DSL, which was a subsidiary of VRIAC at the time, paid a $49 dividend to its then parent, VRIAC.

During the years ended December 31, 2019 and 2018, the Company received capital contributions of $57 and $55 from its Parent, respectively.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to RBC requirements, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds.

Statutory net income was $325, $377 and $195, for the years ended December 31, 2019, 2018 and 2017, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2019 and 2018.

	Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

9.	Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.
			December 31,
		2019	2018	2017
	Fixed maturities, net of OTTI	$ 2,113	$ 127	$ 1,451
	Equity securities	—	—	15
	Derivatives	117	140	124
	DAC/VOBA and Sales inducements adjustments on available-for-sale
	securities	(551)	(73)	(433)
	Premium deficiency reserve adjustment	(211)	(51)	(115)
	Other	—	—	5
	Unrealized capital gains (losses), before tax	1,468	143	1,047
	Deferred income tax asset (liability)	(180)	(39)	(234)
	Unrealized capital gains (losses), after tax	1,288	104	813
	Pension and other postretirement benefits liability, net of tax	4	4	5
	AOCI	$ 1,292	$ 108	$ 818

(1) Gains and losses reported in Accumulated Other Comprehensive Income (AOCI) from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2019, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $23.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2019
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 1,995	$ (419)	$ 1,576
Other	—	—	—
OTTI	1	—	1
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	(11)	2	(9)
DAC/VOBA and Sales inducements	(479) (1)	100	(379)
Premium deficiency reserve adjustment	(160)	33	(127)
Change in unrealized gains/losses on available-for-sale
securities	1,346	(284)	1,062

Derivatives:
Derivatives	1 (2)	—	1
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(23)	5	(18)
Change in unrealized gains/losses on derivatives	(22)	5	(17)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)	3	2
Change in pension and other postretirement benefits liability	(1)	3	2
Change in Other comprehensive income (loss)	$ 1,323	$ (276)	$ 1,047

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2018
	Before-Tax			After-Tax
	Amount		Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ (1,401)		$ 299 (4)	$ (1,102)
Other	(5)		1	(4)
OTTI	8		(2)	6
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	69		(14)	55
DAC/VOBA and Sales inducements	360	(1)	(76)	284
Premium deficiency reserve adjustment	64		(13)	51
Change in unrealized gains/losses on available-for-sale
securities	(905)		195	(710)

Derivatives:
Derivatives	40	(2)	(8)	32
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)		5	(19)
Change in unrealized gains/losses on derivatives	16		(3)	13

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(1) (3)		—	(1)
Change in pension and other postretirement benefits liability	(1)		—	(1)
Change in Other comprehensive income (loss)	$ (890)		$ 192	$ (698)

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

(4) Amount includes $9 valuation allowance. See the Income Taxes Note these Consolidated Financial Statements for additional information.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2017
	Before-Tax		After-Tax
	Amount	Income Tax	Amount
Available-for-sale securities:
Fixed maturities	$ 564	$ (190)	$ 374
Other	5	(2)	3
OTTI	(4)	1	(3)
Adjustments for amounts recognized in Net realized capital
gains (losses) in the Consolidated Statements of Operations	29	(10)	19
DAC/VOBA and Sales inducements	(109) (1)	42	(67)
Premium deficiency reserve adjustment	(25)	9	(16)
Change in unrealized gains/losses on available-for-sale
securities	460	(150)	310

Derivatives:
Derivatives	(53) (2)	19	(34)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated
Statements of Operations	(24)	8	(16)
Change in unrealized gains/losses on derivatives	(77)	27	(50)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating
expenses in the Consolidated Statements of Operations	(2) (3)	1	(1)
Change in pension and other postretirement benefits liability	(2)	1	(1)
Change in Other comprehensive income (loss)	$ 381	$ (122)	$ 259

(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information. (2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.

(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

Voya Retirement Insurance and Annuity Company and Subsidiaries
	(A wholly owned subsidiary of Voya Holdings Inc.)
	Notes to the Consolidated Financial Statements
	(Dollar amounts in millions, unless otherwise stated)

10.	Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:
		Year Ended December 31,
		2019	2018	2017
	Current tax expense (benefit):
	Federal	$ 9 $	3 $		(6)
	Total current tax expense (benefit)	9	3		(6)
	Deferred tax expense (benefit):
	Federal	23	58		(95)
	Total deferred tax expense (benefit)	23	58		(95)
	Total income tax expense (benefit)	$ 32 $	61 $		(101)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2019	2018	2017
Income (loss) before income taxes	$ 332	$ 506	$ 14
Tax rate	21.0%	21.0%	35.0%
Income tax expense (benefit) at federal statutory rate	70	106	5
Tax effect of:
Dividends received deduction	(35)	(49)	(36)
Valuation allowance	—	9	(5)
Tax Attribute	(4)	—	5
Effect of Tax Reform	—	—	(71)
Other	1	(5)	1
Income tax expense (benefit)	$ 32	$ 61	$ (101)
Effective tax rate	9.6%	12.1%	(721.4)%

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act ("Tax Reform"). Tax Reform made broad changes to U.S. federal tax law, including, but not limited to (1) reducing the U.S. federal corporate tax rate from 35% to 21%; (2) changing the computations of the dividends received deduction, tax reserves, and deferred acquisition costs; (3) eliminating the net operating loss (“NOL”) carryback and limiting the NOL carryforward deduction to 80% of taxable income for losses arising in taxable years beginning after December 31, 2017; and (4) changing how alternative minimum tax (AMT) credits can be realized. Tax Reform eliminated the corporate AMT and allows the AMT credit carryforward to be refunded over the next 4 years. Any refundable corporate AMT credit is not subject to the sequestration requirements of the Balanced Budget and Emergency Deficit Control Act of 1985, as amended.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2019	2018
Deferred tax assets
Insurance reserves	$ 107	$ 74
Investments	23	79
Compensation and benefits	57	58
Other assets	34	34
Total gross assets	221	245

Deferred tax liabilities
Net unrealized investment (gains) losses	(424)	(45)
Deferred policy acquisition costs	(101)	(205)
Total gross liabilities	(525)	(250)
Net deferred income tax asset (liability)	$ (304)	$ (5)

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. As of December 31, 2019 and 2018, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2019 and 2018 of $128 in continuing operations, offset by a corresponding benefit in Other comprehensive income.

For the year ended December 31, 2019, the application of the intra-period tax allocation rules to capital deferred assets did not result in changes to the valuation allowance within continuing operations or Other comprehensive income. For the year ended December 31, 2018, the application of the intra-period tax allocation rules to capital deferred assets resulted in an increase of $9 in the valuation allowance within continuing operations, offset by a benefit of $9 within Other comprehensive income.

For the year ended December 31, 2017, the decrease in the valuation allowance was $5, all of which was allocated to continuing operations.

Tax Sharing Agreement

As of December 31, 2019 and 2018, the Company had a receivable from Voya Financial of $9 and $32, respectively, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to income tax expense (benefit) for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2019 and December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2019 and December 31, 2018.

Tax Regulatory Matters

For the tax years 2017 through 2020, Voya Financial, Inc. participates in the IRS Compliance Assurance Process (CAP), which is a continuous audit program provided by the IRS. The IRS finalized the audit of Voya Financial, Inc. for the periods ended December 31, 2017 and December 31, 2018. For the periods ended December 31, 2019 and December 31, 2020, the IRS has determined that Voya Financial, Inc. would be in the Compliance Maintenance Bridge (Bridge) phase of CAP. In the Bridge phase, the IRS does not intend to conduct any review or provide any letters of assurance for the tax year.

11. Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $11, $11 and $12 for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria ("Career Agents"). The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $15, $15 and $16, for the years ended December 31, 2019, 2018 and 2017, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
otes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2019 and 2018:

                                                                       Year Ended December 31,

	2019	2018
Change in benefit obligation:
Benefit obligation, January 1	$ 80	$ 88
Interest cost	3	3
Benefits paid	(5)	(7)
Actuarial (gains) losses on obligation	4	(4)
Benefit obligation, December 31	$ 82	$ 80

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2019 and 2018:

December 31,
	2019	2018
Accrued benefit cost	$ (82)	$ (80)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	—	—
Net amount recognized	$ (82)	$ (80)

Assumptions

The discount rate used in the measurement of the December 31, 2019 and 2018 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2019		2018
Discount rate		3.36%		4.46%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2019	2018		2017
Discount rate	4.46%		3.85%		4.55%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Interest cost	$ 3	$ 3	$ 4
Amortization of prior service cost (credit)	—	(1)	(1)
Net (gain) loss recognition	4	(4)	1
Net periodic (benefit) cost	$ 7	$ (2)	$ 4

Cash Flows

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2020	$ 6
2021	6
2022	6
2023	6
2024	5
2025-2029	25

In 2020, the Company is expected to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013, 2014 and 2019 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $31, $29 and $30 for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company recognized tax benefits of $7, $6 and $11 for the years ended 2019, 2018 and 2017, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in net income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

  The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.

  The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

  The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

  Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRAcontribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

  The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2019, 2018, and 2017.

12. Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting on behalf of the Department of Economic and Community Development ("DECD") loaned VRIAC $10 (the "DECD Loan") in connection with the development of a corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). As of December 31, 2019 and 2018, the amount of the loan outstanding was $4, which is reflected in Other liabilities on the Consolidated Balance Sheets.

In August 2017, the loan agreement between VRIAC and DECD was amended and $5 in cash was transferred into the cash deposit account as cash collateral. VRIAC's monthly payments of principal and interest are processed out of the cash deposit account.

13. Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2019, 2018 and 2017, rent expense for leases was $5, $5 and $5, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. As of December 31, 2019 the Company had off-balance sheet commitments to acquire mortgage loans of $94 and purchase limited partnerships and private placement investments of $502.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2019	2018
Fixed maturity collateral pledged to FHLB(1)	$ 1,087	$ 771
FHLB restricted stock(2)	44	40
Other fixed maturities-state deposits	14	13
Cash and cash equivalents	5	5
Securities pledged(3)	828	882
Total restricted assets	$ 1,978	$ 1,711

(1) Included in Fixed maturities, available for sale, at fair value, on the Consolidated Balance sheets. (2) Included in Other investments on the Consolidated Balance sheets.

(3) Includes the fair value of loaned securities of $715 and $759 as of December 31, 2019 and 2018, respectively. In addition, as of December 31, 2019 and 2018, the Company delivered securities as collateral of $113 and $123, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding

On January 18, 2018, the Company became a member of the Federal Home Loan Bank of Boston (“FHLB”). The Company is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2019, the Company had $877 in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance sheets. As of December 31, 2019, assets with a market value of approximately $1,087 collateralized the FHLB funding agreements. Assets pledged to the FHLB are included in Fixed maturities, available for sale, at fair value on the Consolidated Balance sheets.

Litigation, Regulatory Matters and Loss Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonably possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters.

The outcome of a litigation or regulatory matter is difficult to predict and the amount or range of potential losses associated with these or other loss contingencies requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters, litigation and other loss contingencies.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2019, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation includes Goetz v. Voya Financial and Voya Retirement Insurance and Annuity Company (USDC District of Delaware, No. 1:17-cv-1289) (filed September 8, 2017), a putative class action in which plaintiff, a participant in a 401(k) plan, seeks to represent other participants in the plan as well as a class of similarly situated plans that “contract with [Voya] for recordkeeping and other services.” Plaintiff alleges that “Voya” breached its fiduciary duty to the plan and other plan participants by charging unreasonable and excessive recordkeeping fees, and that “Voya” distributed materially false and misleading 404a-5 administrative and fund fee disclosures to conceal its excessive fees. The Company denies the allegations, which it believes are without merit, and intends to defend the case vigorously.

Finally, industry wide, life insurers continue to be exposed to class action litigation related to the cost of insurance rates and periodic deductions from cash value. Common allegations include that insurance companies have breached the terms of their universal life insurance policies by establishing or increasing the cost of insurance rates using cost factors not permitted by the contract, thereby unjustly enriching themselves. This litigation is generally known as cost of insurance litigation.

14. Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

  Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $68, $65 and $64, respectively.

  Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2019, 2018 and 2017, expenses were incurred in the amounts of $431, $363 and $347, respectively.

  Amended and Restated Services agreement between VRIAC and its U.S. insurance company affiliates and other affiliates for administrative, management, financial and information technology services, dated as of April 1, 2015. For the years

Voya Retirement Insurance and Annuity Company and Subsidiaries
A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

            ended December 31, 2019, 2018 and 2017, expenses related to the agreement were incurred in the amount of $12, $16 and $54, respectively.

  Intercompany agreement with VIM, as amended pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2019, 2018 and 2017, revenue under the VIM intercompany agreement was $59, $63 and $55, respectively.

  Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by Voya Financial Advisors, an affiliate of VRIAC. For the years ended December 31, 2019, 2018 and 2017 commission expenses incurred by VRIAC were $82, $79 and $77, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

As disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, DSL was divested as part of the 2018 Transaction. DSL had certain agreements whereby it generated revenues and expenses with affiliated entities, as follows:

  Underwriting and distribution agreements for variable insurance and mutual fund products with affiliated companies including VRIAC. For the years ended December 31, 2018 and 2017, commissions were collected in the amount of $69 and $170, respectively. Such commissions were, in turn, paid to broker-dealers.

  Intercompany agreements with affiliated companies related to investment advisory and other related services. The investment advisory agreement was terminated in the second quarter of 2017. For the years ended December 31, 2018 and 2017, expenses under these intercompany agreements were $26 and $83, respectively.

  Administrative and advisory services agreements with VIL and VIM, affiliated companies, in which DSL received certain services for a fee. These agreements were terminated in the second quarter of 2017. For the year ended December 31, 2017, expenses were incurred in the amount $23.

Reinsurance Agreements

The Company has entered into the following agreement with an affiliate that is accounted for under the deposit method. As of December 31, 2019 and 2018, the Company had deposit assets of $36 and $37, respectively, and deposit liabilities of $76 and $77, respectively, related to this agreement. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI, to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company reinsures to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York is 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York is 100%.

Additionally, VRIAC entered in 2014 into a coinsurance agreement with Langhorne I, LLC ("Langhorne"), an affiliated captive reinsurance company, to manage reserve and capital requirements in connection with a portion of its Stabilizer and Managed Custody Guarantee business. Effective January 1, 2018, the Company recaptured the coinsurance agreement and recorded a $74 pre-tax gain on the recapture which was reported in Operating expenses in the Consolidated Statement of Operations for the year ended December 31, 2018.

Voya Retirement Insurance and Annuity Company and Subsidiaries (A wholly owned subsidiary of Voya Holdings Inc.) Notes to the Consolidated Financial Statements

(Dollar amounts in millions, unless otherwise stated)

Investment Advisory and Other Fees

DSL was retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. DSL entered into an administrative services subcontract with VIL, an affiliate, pursuant to which VIL, provided certain management, administrative and other services to Voya Investors Trust and was compensated a portion of the fees received by DSL under the management agreement. In addition, DSL was the investment advisor of Voya Partners, Inc., an affiliate. DSL and Voya Partners, Inc. had an investment advisory agreement, whereby DSL had overall responsibility to provide portfolio management services for Voya Partners, Inc and was paid a monthly fee. For the years ended December 31, 2018 and 2017, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $27 and $179, respectively. The investment advisory agreements were terminated in the second quarter of 2017.

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual funds products issued by certain of its affiliates. For each of the years ended December 31, 2019, 2018 and 2017, distribution revenues received by VFP related to affiliated mutual fund products were $27.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2021, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. During the years ended December 31, 2019, 2018, and 2017, interest on any borrowing by either the Company or Voya Financial was charged at a rate based on the prevailing market rate for similar third-party borrowings for securities.

Under this agreement, the Company incurred and earned immaterial interest expense and interest income for the years ended December 31, 2019, 2018 and 2017. Interest expense and income are included in Operating expenses and Net investment income, respectively, in the Consolidated Statements of Operations. As of December 31, 2019, the Company had an outstanding receivable of $69 and no outstanding payable with Voya Financial under the reciprocal loan agreement. As of December 31, 2018, the Company did not have any outstanding receivable/payable with Voya Financial under the reciprocal loan agreement.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. For the year ended December 31, 2019, the company earned no affiliate interest income on this note. Interest income was $5 and $11 for the years ended December 31, 2018 and 2017, respectively. As of June 1, 2018, VIAC ceased to be an affiliate of the Company following the closing of the 2018 Transaction as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements. The investment in surplus notes is reported in Fixed maturities, available-for-sale on the Company's Consolidated Balance Sheet as of December 31, 2019 and 2018.

Form No. SAI.75996-20	VRIAC Ed. May 2020

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2019
-	Statements of Operations for the year ended December 31, 2019
-	Statements of Changes in Net Assets for the years ended December 31, 2019 and 2018
-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Balance Sheets as of December 31, 2019 and 2018
-	Consolidated Statements of Operations for the years ended December 31, 2019, 2018 and 2017
-	Consolidated Statements of Comprehensive Income for the years ended December 31, 2019, 2018 and 2017
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2019, 2018 and 2017
-	Consolidated Statements of Cash Flows for the years ended December 31, 2019, 2018 and 2017
-	Notes to Consolidated Financial Statements

(b)	Exhibits
(1)

Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing Variable Annuity Account B · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 033-75986), as filed on April 22, 1996.

	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216) as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement on Form N-4 (File No. 033-75996), as filed on December 20, 2006.

	(3.3)	Confirmation of Underwriting Agreement · Incorporated herein by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(3.4)

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.

(3.5)

Amendment No. 1 made and entered into as of December 1, 2013 to the Intercompany Agreement dated as of December 22, 2010 by and among ING Investment Management LLC and ING Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.

(3.6)

Amendment No. 2, effective as of September 30, 2014, to the Intercompany Agreement dated as of December 22, 2010 by and between ING Investment Management LLC (now known as Voya Investment Management LLC) and ING Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on December 16, 2014.

(3.7)

Amendment No. 4, effective March 1, 2016, to the Intercompany Agreement dated as of December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) (now known as Voya Investment Management LLC or VIM) and ING Life Insurance and Annuity Company (ILIAC) (now known as Voya Retirement Insurance and Annuity Company or VRIAC) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 333-167182), as filed on June 24, 2016.

(3.8)

Amendment No. 5, effective as of May 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(3.9)

Amendment No. 6, effective as of July 1, 2017, to the Intercompany Agreement between Voya Investment Management LLC and Voya Retirement Insurance and Annuity Company on September 28, 2017 · Incorporated by reference herein to the Initial Registration Statement on Form N-4 (File No. 333-220690), as filed on September 28, 2017.

(4.1)

Variable Annuity Contracts (GID-CDA-HO), (GLID-CDA-HO) and (GSD-CDA-HO) · Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 033-75982), as filed on February 20, 1997.

(4.2)

Variable Annuity Contract Certificate (GDCC-HO) to Contracts GID-CDA-HO, GLID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 033-75996), as filed on February 16, 2000.

(4.3)

Endorsement (E98-CDA-HO) to Contracts GLID-CDA-HO, GID-CDA-HO and GSD-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 30, 1996.

(4.4)

Endorsement (EFUND97) to Contracts GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO and ISE-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75964), as filed on July 29, 1997.

(4.5)

Endorsement EGATHO-00 to Contracts GLID-CDA-HO and GID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.6)

Endorsement EGLID-ME/AC-99 to Contract GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 11, 2000.

(4.7)

Endorsement EEGTRRA-HEG(01) to Contracts G-CDA-HF, IA-CDA-IA, G-CDA-HD, GID-CDA-HO, GLID-CDA-HO, GSD-CDA-HO, I-CDA-HD, ISE-CDA-HO and Certificate GDCC-HO · Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2002.

(4.8)	Endorsements ENMCHG (05/02) for name change · Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.9)	Endorsement E-FA2(CT)-13 to Contract GLID-CDA-HO · Incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2014.
(4.10)	Endorsement EVNMCHG (09/14) for name change · Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2015.

(4.11)

Endorsement E-DCINT-15 to Contracts G-CDA-HF, GID-CDA-HO, GLID-CDA-HO and G-CDA-HD and Certificate GTCC-HF · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 17, 2017.

(4.12)

Endorsement E-GMIRMM-17 to Contracts GID-CDA-HO, GLID-CDA-HO, G-CDA-HD and G-CDA-HF and Contract Certificate GTCC-HF. • Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 13, 2018.

(5.1)

Variable Annuity Contract Application (300-GTD-IA) · Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-4 (File No. 033-75986), as filed on August 19, 1997.

(5.2)

Variable Annuity Contract Application (710.00.141) · Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 033-75996), as filed on August 21, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of October 1, 2007) of ING Life Insurance and Annuity Company · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective October 1, 2007 · Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable
(8.1)

Fund Participation Agreement dated as of April 30, 2003 among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, American Funds Insurance Series and Capital Research and Management Company · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.2)

Business Agreement dated April 30, 2003 by and among Golden American Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, Southland Life Insurance Company, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING American Equities, Inc., Directed Services, Inc., American Funds Distributors, Inc. and Capital Research and Management Company · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-105319), as filed on July 17, 2003.

(8.3)

Rule 22c-2 Agreement dated and effective as of April 16, 2007 and operational on October 16, 2007 between American Funds Service Company, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.4)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.5)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.6)

Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.7)

Fund Participation Agreement dated January 6, 2011 by and between ING Life Insurance and Annuity Company and Federated Securities Corp. • Incorporated by reference to Post-Effective Amendment No. 43 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 10, 2012.

(8.8)

Rule 22c-2 Shareholder Information Agreement dated April 16, 2007, to become operational on October 16, 2007 by and between Federated Securities Corp., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 45 to Registration Statement on Form N-4 (File No. 033-75996), as filed on April 15, 2013.

(8.9)

Amended and Restated Participation Agreement as of June 26, 2009 by and among ING Life Insurance and Annuity Company, Fidelity Distributors Corporation, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 333-01107), as filed on December 18, 2009.

(8.10)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc. and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.11)

Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5, 2004.

(8.12)

Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.13)

Amended and Restated Participation Agreement as of June 1, 2018 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Voya Financial Partners, LLC. · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.14)

Amended and Restated Administrative Services Agreement dated June 1, 2018, between Franklin Templeton Services, LLC, Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.15)

Rule 22c-2 Shareholder Information Agreement entered into as of June 1, 2018 among Franklin/Templeton Distributors, Inc., Voya Retirement Insurance and Annuity Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance Company of New York. · Incorporated by reference to Post-Effective Amendment No. 70 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 23, 2019.

(8.16)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.17)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.18)

Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.19)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.20)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.21)

Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16, 2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.22)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.23)

Service Agreement effective as of March 11, 1997 between OppenheimerFunds, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on April 16, 1997.

(8.24)

Rule 22c-2 Agreement dated no later than April 16, 2007 and effective as of October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.25)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust and PA Distributors LLC · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.26)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the “Trust”), ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.27)

Rule 22c-2 Agreement dated no later than April 16, 2007, and effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007.

(8.28)

Participation Agreement made and entered into as of July 1, 2001 by and among Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. · Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.29)

Rule 22c-2 Agreement dated March 1, 2007 and effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.30)

Fund Participation, Administrative and Shareholder Service Agreement made and entered into as of July 25, 2016 by and between Voya Retirement Insurance and Annuity Company, Voya Financial Partners, LLC and Voya Investments Distributor, LLC · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-4 (File No. 033-81216), as filed on February 15, 2017.

(8.31)

Rule 22c-2 Agreement dated no later than April 16, 2007and effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

(8.32)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.33)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company. · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.34)

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25.  Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor
Charles P. Nelson	One Orange Way Windsor, CT 06095-4774	Director and President
Rodney O. Martin, Jr.	230 Park Avenue New York, NY 10169	Director and Chairman
Michael S. Smith	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
William T. Bainbridge	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Anthony J. Brantzeg	1475 Dunwoody Drive West Chester, PA 19380	Director and Senior Vice President
Larry N. Port	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Legal Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
C. Landon Cobb, Jr.	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
Miles R. Edwards	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Howard F. Greene	230 Park Avenue New York, NY 10169	Senior Vice President, Compensation
William S. Harmon	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Heather H. Lavallee	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Francis G. O’Neill	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Chief Financial Officer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Matthew Toms	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Senior Vice President
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary

Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Brian J. Baranowski	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Debra M. Bell	Work at Home, Colorado	Vice President and Assistant Treasurer
Wayne M. Forlines	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President and Chief Compliance Officer
Carol B. Keen	Work at Home, Florida	Vice President
Kyle A. Puffer	One Orange Way Windsor, CT 06095-4774	Vice President and Appointed Actuary
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.  Persons Controlled by or Under Common Control with the Depositor or Registrant

Voya Financial, Inc.
HOLDING COMPANY SYSTEM

03-31-2020

Voya Financial, Inc. Non-Insurer (Delaware) 52-1222820 NAIC 4832

Pen-Cal Administrators, Inc. Non-Insurer (California) 94-2695108

SLD Service Company, LLC Non-Insurer (Delaware) 84-4774506

RL Payroll Management Company, LLC Non-Insurer (Delaware) 85-0526803

Voya Services Company Non-Insurer (Delaware) 52-1317217

03/31/20	Voya Payroll Management, Inc. Non-Insurer (Delaware) 52-2197204

Page 1	Voya Holdings Inc. Non-Insurer (Connecticut) 02-0488491

Voya Benefits Company, LLC Non-Insurer (Delaware) 83-0965809

Voya Financial Advisors, Inc. Non-Insurer (Minnesota) 41-0945505

Voya Investment Management LLC Non-Insurer (Delaware) 58-2361003

Voya Investment Management Co. LLC Non-Insurer (Delaware) 06-0888148

Voya Investment Trust Co. Non-Insurer (Connecticut) 06-1440627

Voya Investment Management (UK) Limited Non-Insurer (United Kingdom)

Voya Investment Management Alternative Assets LLC Non Insurer (Delaware) 13-4038444

Voya Alternative Asset Management LLC Non-Insurer (Delaware) 13-3863170

Voya Furman Selz Investments III LLC (*a) Non-Insurer (Delaware) 13-4127836

Voya Realty Group LLC Non-Insurer (Delaware) 13-4003969

Voya Pomona Holdings LLC Non-Insurer (Delaware) 13-4152011

Pomona G. P. Holdings LLC (*b) Non-Insurer (Delaware) 13-4150600

Pomona Management LLC Non-Insurer (Delaware) 13-4149700

Voya Alternative Asset Management Ireland Limited Non-Insurer (Ireland)

Voya Capital, LLC Non-Insurer (Delaware) 86-1020892

03/31/20	Voya Funds Services, LLC Non-Insurer (Delaware) 86-1020893

Page 2	Voya Investments Distributor, LLC Non-Insurer (Delaware) 03-0485744

Voya Investments, LLC Non-Insurer (Arizona) 03-0402099

200 Connecticut LLC (*c) Non-Insurer (Delaware) 84-2092098

RiverRoch LLC (*d) Non-Insurer (Delaware)

Voya Retirement Insurance and Annuity Company Insurer (Connecticut) 71-0294708 NAIC 86509

Voya Financial Partners, LLC Non-Insurer (Delaware) 06-1375177

Voya Institutional Plan Services, LLC Non-Insurer (Delaware) 04-3516284

Voya Retirement Advisors, LLC Non-Insurer (New Jersey) 22-1862786

03/31/20	Voya Institutional Trust Company Non-Insurer (Connecticut) 46-5416028

Page 3	ReliaStar Life Insurance Company Insurer (Minnesota) 41-0451140 NAIC 67105

ReliaStar Life Insurance Company of New York Insurer (New York) 53-0242530 NAIC 61360

Roaring River, LLC Insurer (Missouri) 26-3355951 NAIC 13583

ILICA LLC Non-Insurer (Connecticut) 06-1067464

Voya International Nominee Holdings, Inc. Non-Insurer (Connecticut) 06-0952776

Voya Insurance Solutions, Inc. Non-Insurer (Connecticut) 06-1465377

Security Life Assignment Corporation Non-Insurer (Colorado) 84-1437826

Security Life of Denver Insurance Company Insurer (Colorado) 84-0499703 NAIC 68713

Voya America Equities, Inc. Non-Insurer (Colorado) 84-1251388

Midwestern United Life Insurance Company Insurer (Indiana) 35-0838945 NAIC 66109

Roaring River IV Holding, LLC Non-Insurer (Delaware) 46-3607309

Roaring River IV, LLC Insurer (Missouri) 80-0955075 NAIC 15365

Security Life of Denver International Limited Insurer (Arizona) 98-0138339 NAIC 15321

Roaring River II, Inc. Insurer (Arizona) 27-2278894 NAIC 14007

Voya Custom Investments LLC Non-Insurer (Delaware) 27-2278894

SLD1 Georgia Holdings, Inc. Non-Insurer (Georgia) 27-1108872

Voya II Custom Investments LLC Non-Insurer (Delaware) 27-1108872

Rancho Mountain Properties, Inc. Non-Insurer (Delaware) 27-2987157

IIPS of Florida, LLC Non-Insurer (Florida)

Voya Financial Products Company, Inc. Non-Insurer (Delaware) 26-1956344

VFI SLK Global Services Private Limited (*e) Non-Insurer (India)

03/31/2020

Page 4

*a  Voya Furman Selz Investments III LLC owned 95.81% by Voya Investment Management Alternative Assets LLC and 4.19% by Third Party Shareholder.

*b  Pomona G. P. Holdings LLC owned 50% by Voya Pomona Holdings LLC and 50% by Third Party Shareholder.

*c  200 Connecticut LLC owned 52.413793% by Voya Retirement Insurance and Annuity Company, owned 11.034483% by ReliaStar Life Insurance Company and owned 36.551724% by Non-Affiliate Member.

*d  RiverRoch LLC owned 53.7% by Voya Retirement Insurance and Annuity Company, owned 10.8% by ReliaStar Life Insurance Company, owned 10.8% by Security Life of Denver Insurance Company and owned 24.7% by Non-Affiliate Member.

*e  VFI SLK Global Services Private Limited owned 49% by Voya Financial, Inc. and owned 51% by SLK Software Services Private Limited.

Item 27.  Number of Contract Owners

As of February 29, 2020, there were 3992 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B of Voya Retirement Insurance and Annuity Company.

Item 28.  Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation.

Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Amended and Restated Limited Liability Company Agreement executed as of June 30, 2016 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

(a)   In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b) The following are the directors and officers of the Principal Underwriter:

(c) Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*
Voya Financial Partners, LLC				$1,418,871.42

*  Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account B of Voya Retirement Insurance and Annuity Company during 2019.

(b) The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter
William P. Elmslie	One Orange Way Windsor, CT 06095-4774	Director and Managing Director
Thomas W. Halloran	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Director
Bridget J. A. Witzeman	Work at Home, Ohio 44124	Managing Director
Michael S. Smith	230 Park Avenue New York, NY 10169	Executive Vice President and Chief Risk Officer
Rajat P. Badhwar	One Orange Way Windsor, CT 06095-4774	Chief Information Security Officer
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Chief Compliance Officer
Kristin H. Hultgren	One Orange Way Windsor, CT 06095-4774	Chief Financial Officer
Frederick H. Bohn	One Orange Way Windsor, CT 06095-4774	Assistant Chief Financial Officer
Carlo Bertucci	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Treasurer and Chief Tax Officer
Jean Weng	230 Park Avenue New York, NY 10169	Senior Vice President and Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Secretary
M. Bishop Bastien	3017 Douglas Boulevard Roseville, CA 95661	Vice President
Debra M. Bell	Work at Home, Colorado	Vice President and Assistant Treasurer
Lisa S. Gilarde	One Orange Way Windsor, CT 06095-4774	Vice President
Mark E. Jackowitz	22 Century Hill Drive, Suite 101 Latham, NY 12110	Vice President
Carol B. Keen	Work at Home, Florida	Vice President
George D. Lessner, Jr.	Work at Home, Texas	Vice President

David J. Linney	2900 North Loop West, Suite 180 Houston, TX 77092	Vice President
Kevin J. Reimer	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
Frank W. Snodgrass	Work at Home, Tennessee	Vice President
Scott W. Stevens	30 Braintree Hill Office Park Floors 2-4 Braintree, MA 02184	Vice President
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Schultz	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
James D. Ensley	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Andrew M. Kallenberg	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer
Keith C. Watkins	5780 Powers Ferry Road, N.W. Atlanta, GA 30327-4390	Tax Officer

Item 30.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, CT 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, GA 30327-4390.

Item 31.  Management Services

Not applicable

Item 32.  Undertakings

Registrant hereby undertakes:

(a)      to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)      to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)      to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Voya Retirement Insurance and Annuity Company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 033-75996) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 10th day of April, 2020.

VARIABLE ANNUITY ACCOUNT C OF VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Charles P. Nelson*
Charles P. Nelson President (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 54 to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

Charles P. Nelson*	Director and President
Charles P. Nelson	(principal executive officer)

William Bainbridge*	Director
William T. Bainbridge

Tony Brantzeg*	Director
Anthony J. Brantzeg

C. Landon Cobb, Jr.*	Senior Vice President and Chief Accounting Officer	April
C. Landon Cobb, Jr.	(principal accounting officer)	10, 2020

Francis G. O’Neill*	Senior Vice President and Chief Financial Officer
Francis G. O’Neill	(principal financial officer)

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

Michael S. Smith*	Director
Michael S. Smith

By:	/s/ Peter M. Scavongelli
Peter M. Scavongelli *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT B Exhibit Index

Exhibit No.	Exhibit

24(b)(9)	Opinion and Consent of Counsel

24(b)(10)	Consent of Independent Registered Public Accounting Firm

24(b)(13)	Powers of Attorney